UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                                    BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)
240 Greenwich Street
                        New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
                        New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  October 31
Date of reporting period:  April 30, 2023
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon Short Duration Corporate Bond ETF
BNY Mellon High Yield Beta ETF
BNY Mellon Sustainable Global Emerging Markets ETF
BNY Mellon Sustainable International Equity ETF
BNY Mellon Sustainable US Equity ETF
BNY Mellon Concentrated International ETF
BNY Mellon Global Infrastructure Income ETF

Item 1. Reports to Stockholders.
(a)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT April 30, 2023
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon Short Duration Corporate Bond ETF
BNY Mellon High Yield Beta ETF

Contents
The Funds
Discussion of Funds’ Performance 3
Understanding Your Fund’s Expenses 19
Statements of Investments 20
Statements of Assets and Liabilities 124
Statements of Operations 127
Statements of Changes in Net Assets 130
Financial Highlights 134
Notes to Financial Statements 142
Information About the Renewal of Each Fund’s Management
and Sub-Investment Advisory Agreements 154
FOR MORE INFORMATION
Back Cover
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The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2022, through April 30, 2023, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the six-month period ended April 30, 2023, the BNY Mellon
US Large Cap Core Equity ETF (the “fund”) produced a net asset value total return of 9.35%.
1
In comparison, the Morningstar
®
US Large Cap Index
SM
(the “Index”), the fund’s benchmark,
returned 9.37% for the same period.
2,3
Large-cap equities gained ground during the reporting period as inflationary pressures eased, the U.S. Federal Reserve (the “Fed”)
reduced the pace of interest-rate hikes, and economic growth remained positive. The difference in returns between the fund and the Index resulted primarily from transaction costs and
operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. large-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization represents approximately the top 70%
of the remaining securities comprising the investable universe.
The Index rebalances quarterly in March, June, September
and December, and reconstitutes semi-annually in June and
December.
Equities Advance Despite Macroeconomic
Concerns
Market sentiment proved volatile but positive during the reporting period, with hopes for continued economic growth outweighing concerns regarding persistently high levels of inflation and the impact of Fed rate hikes designed to curb inflation. In
November 2022, as the period began, inflation averaged 7.1%
on an annualized basis, down from the 9.1% peak set in June
2022 but well above the Fed target of 2%. On November 2nd,
the Fed raised the benchmark federal funds rate from a range of 3.00%–3.25% to a range of 3.75%–4.00%, up from near
zero eight months earlier. During the reporting period, the
Fed raised rates three more times, totaling an additional 1.00%, while inflation steadily eased to 5.0% as of the most currently available figures. Although U.S. economic growth and corporate profits showed signs of moderating during this time, indications generally remained positive, supported by robust consumer
spending, rising wages and low levels of unemployment. These encouraging economic trends lessened concerns that rising rates might tip the economy into a sharp recession. Accordingly, while equity markets frequently dipped or spiked in response to the economic news of the day, stocks trended higher on balance,
led by growth-oriented issues in the communication services and information technology sectors.
Other factors aside from inflation and interest rates also played a role in market behavior during the period. The reopening of the Chinese economy in the fourth quarter of 2022, after lengthy
COVID-19-related shutdowns, generally bolstered confidence,
particularly as renewed Chinese activity did not appear to cause inflation to accelerate. On the negative side, a small number of high-profile, regional bank failures in the United States in the first quarter of 2023 raised fears of possible wider banking industry contagion and future credit constraints. However, stocks remained in positive territory despite a steep decline in early
March. Swift action from federal authorities and major banks eased investors’ concerns, enabling markets to gain additional ground in the closing six weeks of the period.
Growth-Oriented Technology Shares Lead Markets
Higher
Communication services stocks produced the strongest returns in the Index, led by fast-growing technology-centric companies such as Meta Platforms, as investors’ risk appetites increased.
The information technology sector, with an abundance of
growth-oriented technology companies, outperformed as well,
followed by materials. Conversely, the energy sector generated the weakest performance in the Index as natural gas prices
collapsed in the face of an unexpectedly mild winter and the success of European countries in coping with the absence of
Russian oil and gas. The health care sector experienced a mild decline, while consumer discretionary produced positive returns but lagged the Index average.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
Whether the Fed can curb inflation while avoiding a significant economic slowdown remains an open question that is likely
to continue to drive market behavior in the coming months.
However, in seeking to match the performance of the Index,
we do not actively manage investments in response to
macroeconomic trends. As of the end of the period, the largest sectors in the Index were information technology, health care

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
and financials, while the smallest were real estate, utilities and materials. As always, we continue to monitor factors that affect the fund’s investments.
May 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Morningstar, Inc. — The Morningstar
®
US Large Cap Index
SM
is a float-
adjusted, market capitalization-weighted index that is designed to measure the performance of U.S. large-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE
Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score, as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the top
70% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2022, through April 30, 2023, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the six-month period ended April 30, 2023, the BNY Mellon
US Mid Cap Core Equity ETF (the “fund”) produced a net asset value total return of 3.85%.
1
In comparison, the Morningstar
®
US Mid Cap Index
SM
(the “Index”), the fund’s benchmark,
returned 3.86% for the same period.
2,3
Equities gained ground during the reporting period as inflationary pressures eased, the U.S. Federal Reserve (the “Fed”) reduced the pace of interest-rate hikes, and economic growth remained positive. The difference in returns between the fund and the
Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. medium-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization falls approximately between the
bottom 10%-30% of the remaining securities comprising the
investable universe. The Index rebalances quarterly in March,
June, September and December, and reconstitutes semi-annually in June and December.
Equities Advance Despite Macroeconomic
Concerns
Market sentiment proved volatile but positive during the reporting period, with hopes for continued economic growth outweighing concerns regarding persistently high levels of inflation and the impact of Fed rate hikes designed to curb inflation. In
November 2022, as the period began, inflation averaged 7.1%
on an annualized basis, down from the 9.1% peak set in June
2022 but well above the Fed target of 2%. On November 2,
2022, the Fed raised the benchmark federal funds rate from
a range of 3.00%–3.25% to a range of 3.75–4.00%, up from
near zero eight months earlier. During the reporting period, the
Fed raised rates three more times, totaling an additional 1.00%, while inflation steadily eased to 5.0% as of the most currently available figures. Although U.S. economic growth and corporate profits showed signs of moderating during this time, indications generally remained positive, supported by robust consumer
spending, rising wages and low levels of unemployment. These encouraging economic trends lessened concerns that rising rates might tip the economy into a sharp recession. Accordingly, while equity markets frequently dipped or spiked in response to the economic news of the day, stocks trended higher on balance,
led by growth-oriented issues in the communication services and information technology sectors.
Other factors aside from inflation and interest rates also played a role in market behavior during the period. The reopening of the Chinese economy in the fourth quarter of 2022, after lengthy
COVID-19-related shutdowns, generally bolstered confidence,
particularly as renewed Chinese activity did not appear to cause inflation to accelerate. On the negative side, a small number of high-profile, regional bank failures in the United States in the first quarter of 2023 raised fears of possible wider banking industry contagion and future credit constraints. However, stocks remained in positive territory despite a steep decline in early
March. Swift action from federal authorities and major banks eased investors’ concerns, enabling markets to gain additional ground in the closing six weeks of the period.
Health Care Shares Lead Markets Higher
Health care stocks produced the strongest returns in the Index, followed by consumer discretionary and industrials. Conversely, the energy sector generated the weakest performance in the Index as natural gas prices collapsed in the face of an unexpectedly mild winter and the success of European countries in coping with the absence of Russian oil and gas. The financial sector experienced a mild decline, undermined by turmoil in the banking industry, while communication services produced positive returns but
lagged the Index average.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
Whether the Fed can curb inflation while avoiding a significant economic slowdown remains an open question that is likely
to continue to drive market behavior in the coming months.
However, in seeking to match the performance of the Index,
we do not actively manage investments in response to
macroeconomic trends. As of the end of the period, the largest sectors in the Index were industrials, financials and information technology, while the smallest were communication services,
energy and consumer staples. As always, we continue to monitor factors that affect the fund’s investments.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
May 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Morningstar, Inc. — The Morningstar
®
US Mid Cap Index
SM
is a float-adjusted,
market capitalization-weighted index that is designed to measure the performance of U.S.
mid-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S.
companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market
LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization falls approximately between the bottom 10%-30%
of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The prices of mid-cap company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2022, through April 30, 2023, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the six-month period ended April 30, 2023, the BNY Mellon
US Small Cap Core Equity ETF (the “fund”) produced a net asset value total return of 1.57%.
1
In comparison, the Morningstar
®
US Small Cap Index
SM
(the “Index”), the fund’s benchmark,
produced a return of 1.52% for the same period.
2,3
Equities gained ground during the reporting period as inflationary pressures eased, the U.S. Federal Reserve (the “Fed”) reduced the pace of interest-rate hikes, and economic growth remained positive. The difference in returns between the fund and the
Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. small-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization represents approximately the bottom
3%-10% of the remaining securities comprising the investable universe. The Index rebalances quarterly in March, June,
September and December, and reconstitutes semi-annually in
June and December.
Equities Advance Despite Macroeconomic
Concerns
Market sentiment proved volatile but positive during the
reporting period, with hopes for continued economic growth
outweighing concerns regarding persistently high levels of
inflation and the impact of Fed rate hikes designed to curb
inflation. In November 2022, as the period began, inflation
averaged 7.1% on an annualized basis, down from the 9.1%
peak set in June 2022 but well above the Fed target of 2%. On
November 2nd, the Fed raised the benchmark federal funds rate from a range of 3.00%–3.25% to a range of 3.75–4.00%, up from near zero eight months earlier. During the reporting period, the
Fed raised rates three more times, totaling an additional 1.00%, while inflation steadily eased to 5.0% as of the most currently available figures. Although U.S. economic growth and corporate profits showed signs of moderating during this time, indications generally remained positive, supported by robust consumer
spending, rising wages and low levels of unemployment. These encouraging economic trends lessened concerns that rising rates might tip the economy into a sharp recession. Accordingly, while equity markets frequently dipped or spiked in response to the economic news of the day, stocks trended higher on balance,
led by growth-oriented issues in the communication services and information technology sectors.
Other factors aside from inflation and interest rates also played a role in market behavior during the period. The reopening of the Chinese economy in the fourth quarter of 2022, after lengthy
COVID-19-related shutdowns, generally bolstered confidence,
particularly as renewed Chinese activity did not appear to cause inflation to accelerate. On the negative side, a small number of high-profile, regional bank failures in the United States in the first quarter of 2023 raised fears of possible wider banking industry contagion and future credit constraints. However, stocks remained in positive territory despite a steep decline in early
March. Swift action from federal authorities and major banks eased investors’ concerns, enabling markets to gain additional ground in the closing six weeks of the period.
Health Care Shares Lead Markets Higher
Consumer staples and consumer discretionary stocks produced
the strongest returns in the Index, supported by strong levels of consumer spending, followed by industrials. Conversely, the energy sector generated the weakest performance in the Index as natural gas prices collapsed in the face of an unexpectedly mild winter and the success of European countries in coping with the absence of Russian oil and gas. The financial sector experienced a mild decline, undermined by turmoil in the banking industry, while the real estate sector was hampered by rising interest rates.
All other sectors produced positive returns.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
Whether the Fed can curb inflation while avoiding a significant economic slowdown remains an open question that is likely
to continue to drive market behavior in the coming months.
However, in seeking to match the performance of the Index,
we do not actively manage investments in response to
macroeconomic trends. As of the end of the period, the largest sectors in the Index were industrials, financials and consumer discretionary, while the smallest were communication services, utilities and consumer staples. As always, we continue to monitor factors that affect the fund’s investments.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
May 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Morningstar, Inc. — The Morningstar
®
US Small Cap Index
SM
is a float-
adjusted, market capitalization-weighted index that is designed to measure the performance of U.S. small-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs)
issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the bottom 3%-10% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2022, through April 30, 2023, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the six-month period ended April 30, 2023, the BNY Mellon
International Equity ETF (the “fund”) produced a net asset
value total return of 22.33%.
1
This compares with a 22.21% total
return for the fund’s benchmark, the Morningstar
®
Developed
Markets ex-US Large Cap Index
SM
(the “Index”), during the
same period.
2,3
International markets gained ground during the reporting period as central bank rate hikes began to slow inflation rates, the
Chinese economy reopened after the government rescinded its
“zero-COVID-19” policy, and the U.S. dollar weakened relative to most international currencies. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index, depositary receipts based on securities comprising the Index, exchange-traded funds
(ETFs) providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the
Index. The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of developed-
markets (excluding the United States) large-capitalization stocks.
The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed-
markets companies (excluding the United States) and traded
on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the
preceding six-month period, and market capitalization. The Index rebalances quarterly in March, June, September and December, and reconstitutes semi-annually in June and December.
Equities Rise as Inflation Moderates
International developed-markets equities climbed during the
prior reporting period as interest-rate hikes implemented by central banks began to gain traction in the fight against rampant inflation. In October 2022, just prior to the start of the reporting period, inflation in the 20-member eurozone averaged 10.6%, its highest level since the eurozone group was established in 1999.
The European Central Bank raised its fixed benchmark rate
from 0.75% to 1.50% on November 2, 2022, followed by three
additional increases to 3.00% as of March 22, 2023. Inflation appeared to respond, declining to 7.0% as of April 2023. While economic growth rates declined as well, they remained positive.
Similar trends in the United States and elsewhere encouraged hopes that inflation might be tamed without prompting a major global recession. International markets were further buoyed by the Chinese government’s decision in December 2022 to end its
“zero-COVID-19” strategy, which had resulted in lockdowns
that slowed Chinese economic growth and disrupted global
supply chains, with negative effects felt throughout the world’s economies. Developed-markets equities, particularly those
denominated in U.S. dollars, also benefited from a weakening U.S.
dollar relative to most international currencies. The U.S. dollar weakened throughout the period as the U.S. Federal Reserve (the
“Fed”) appeared to near the end of its current rate-hike cycle.
Most international equities benefited from these conditions, with all industry sectors generating positive returns. Many of the market’s strongest returns were seen among growth-oriented shares that had underperformed earlier in 2022. Conversely,
energy stocks were hurt by declining commodity prices, while real estate equities lagged as interest rates continued to rise. Banking sector stocks also suffered as rising interest rates led to the failures of several prominent, U.S.-based regional banks, raising concerns among international investors and bank customers.
Europe Recovers Despite Ongoing Russia/Ukraine
Conflict
From a regional perspective, western European stocks
delivered relatively strong performance, reversing the region’s underperformance during the prior reporting period. While the smaller markets of Poland, Denmark and Ireland led Europe’s
gains, Italy, Germany, France and Spain also outperformed other international developed markets. Due to idiosyncratic market developments, Israel and Norway were the only countries in the
Index to produce negative returns, while Canada lagged as well.
Among Asian nations, Hong Kong produced the best returns,
while Australia, Singapore and Japan trailed. From a sector
perspective, consumer discretionary, utilities and information technology led the market’s advance, while energy, real estate and communication services lagged.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
Whether the central banks can curb inflation while avoiding a significant economic slowdown remains an open question that
is likely to continue to drive market behavior in the coming months. However, in seeking to match the performance of
the Index, we do not actively manage investments in response to macroeconomic trends. As always, we continue to monitor
factors that affect the fund’s investments.
May 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Morningstar Inc. — The Morningstar
®
Developed Markets ex-US Large Cap
Index
SM
is a float-adjusted, market capitalization-weighted index designed to measure the performance of developed-markets (excluding the United States,) large-capitalization stocks.
A country is considered developed if it meets the following criteria: (i) its annual per capita gross national income falls in the World Bank’s high-income category for the most recent three years; (ii) it has not had any broad-based discriminatory controls against non-domiciled investors for the most recent three years; and (iii) its stock markets exhibit the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed-markets companies (excluding the United
States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has
30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom
25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large-capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-markets countries.
Diversification cannot assure a profit or protect against loss.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2022, through April 30, 2023, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the six-month period ended April 30, 2023, the BNY Mellon
Emerging Markets Equity ETF (the “fund”) produced a net asset value total return of 15.36%.
1
This compares with a 15.35% total
return for the fund’s benchmark, the Morningstar
®
Emerging
Markets Large Cap Index
SM
(the “Index”), during the same
period.
2,3
Emerging-markets equities gained ground during the reporting period as global economic growth continued in the face of high inflation and rising interest rates, the Chinese economy reopened after the government rescinded its “zero-COVID-19” policy,
and the U.S. dollar weakened relative to most international
currencies. The difference in returns between the fund and the
Index resulted primarily from the fund being subject to taxes on long and short unrealized gains on Indian securities. This factor was a positive contribution over the reporting period.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index, depositary receipts based on securities comprising the Index, exchange-traded funds
(ETFs) providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the
Index. The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of emerging-
markets, large-capitalization stocks. The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts
(REITs)), issued by emerging-markets companies and traded
on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the
preceding six-month period, and market capitalization. The Index rebalances quarterly in March, June, September and December, and reconstitutes semi-annually in June and December.
Emerging Market Equities Rebound on Positive
Macroeconomic Trends
In the wake of sharp declines during the prior year related to the pandemic, the war in Ukraine and rising inflation, emerging-
markets equities rebounded strongly during the reporting period.
The period started on a positive note, as inflation eased, the
U.S. dollar weakened, and the U.S. Federal Reserve (the “Fed”)
signaled slower interest-rate increases to come. Stocks maintained their upward trajectory at year end as China eased its draconian
COVID-19 policies, clearing the way for a widely anticipated economic reopening. The Chinese government also loosened its regulatory crackdown on wide swaths of its domestic technology, real estate and education industries, offering hopes for an even wider economic reawakening.
Positive trends continued in early 2023, with risk-on sentiment predominating in January and February. However, in early March, signs of stress emerged in the U.S. banking sector, when two major regional U.S. banks collapsed as a result of heavy losses in their government bond portfolios, combined with massive
deposit flight. This was soon followed by the enforced takeover of the ailing Credit Suisse by UBS under the auspices of the
Swiss authorities. However, fears of further contagion in the banking industry were quelled following rapid action by the U.S.
authorities and major banks, enabling global equities to regain their upward momentum during the final weeks of the period.
Growth-Oriented Shares Underperform
From a sector perspective, communication services and real
estate delivered the Index’s strongest performance, largely due to positive results in China as technology and real estate companies were given freer rein. The consumer discretionary sector
outperformed as well. Only the utilities sector produced negative returns, with health care and financials lagging by a lesser degree.
Among countries, Thailand, the Czech Republic, Hungary and
China generated the strongest performance. Commodities
producers in Latin America and the Middle East underperformed, with Qatar, Peru, Saudi Arabia and Brazil at the back of the pack. India underperformed as well, producing negative returns as corruption issues dogged the government and undermined
investor confidence.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
Whether the central banks can curb inflation while avoiding a significant, global economic slowdown remains an open question that is likely to continue to drive market behavior in the coming months. However, in seeking to match the performance of
the Index, we do not actively manage investments in response to macroeconomic trends. As always, we continue to monitor
factors that affect the fund’s investments.
May 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Morningstar Inc. — The Morningstar
®
Emerging Markets Large Cap Index
SM
is
a float-adjusted, market capitalization-weighted index designed to measure the performance of emerging-markets, large-capitalization stocks. A country is considered emerging if: (i) its annual per capita gross national income does not fall in the World Bank’s high income category for the most recent three years; (ii) it has had broad-based discriminatory controls against non-domiciled investors during the most recent three years; and (iii) its stock markets do not

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
exhibit any of the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by emerging-markets companies and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has
30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom
25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large-capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-markets countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-markets countries than with more economically and politically established foreign countries.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2022, through April 30, 2023, as provided by Gregory A. Lee, CFA and Nancy G. Rogers, CFA,
Portfolio Managers employed by the fund's sub-adviser, Mellon Investments
Corporation.
Market and Fund Performance Overview
For the six-month period ended April 30, 2023, the BNY Mellon
Core Bond ETF (the “fund”) produced a net asset value total
return of 6.89%.
1
In comparison, the Bloomberg US Aggregate
Total Return Index (the “Index”) achieved a total return of
6.91% for the same period.
2,3
Returns were positive in the fixed-income market, with all sectors posting gains. The difference in returns between the fund and the
Index was primarily due to sampling risk, the choice of securities selected to replicate the Index’s performance.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To
pursue its goal, the fund normally invests substantially all, but at least 80%, of its assets in bonds comprising the Index and
TBA transactions representing bonds included in the Index.
The Index is designed to measure the investment-grade, U.S.
dollar-denominated, fixed-rate, taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed pass-through securities (agency fixed-rate), commercial mortgage-backed securities (agency and non-agency)
and other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding. For
mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding. Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. Commercial mortgage-
backed securities must have a minimum deal size of $500 million with at least $300 million outstanding and a minimum tranche size of $25 million.
To be included in the Index, securities must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of
Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include U.S.
dollar-denominated bonds issued by foreign issuers. Securities in the Index are updated on the last business day of each month.
The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Rate Hikes Continue, Inflation Eases
Fixed-income markets posted a positive performance during the reporting period as the yield curve continued to invert, driven in part by continued rate hikes by the Federal Reserve (the “Fed”), which caused the short end of the curve to rise. The Fed raised the federal funds rate four times during the reporting period, bringing the target rate to 4.75%-5.00%.
Easing inflation and rising short-term rates contributed to the continued inversion of the yield curve. Yields declined in the two- to 30-year part of the curve, while shorter rates rose along with the federal funds rate hikes. While the yield on the two-
month bill rose 105 basis points (bps) during the period, yields on the two-year, 10-year and 30-year maturities fell by 48 bps, 63 bps and 49 bps, respectively. The yield on the 10-year Treasury hit a high of 4.22% and a low of 3.31%.
The dominant theme during the reporting period was the Fed’s continued efforts to fight inflation while also hoping to avoid causing a recession. Inflation continued to respond to the Fed’s policy, though it remains well above the 2% target rate. Easing pricing pressures allowed the Fed to slow the size of its rate increases, with the final two hikes amounting to just 25 bps each during the reporting period. Gross Domestic Product (GDP)
grew by 2.6% in the fourth quarter of 2022, resulting in two consecutive quarters of growth at the end of 2022. In the first quarter of 2023, GDP rose by 1.1%.
Broad-based gains in the bond market came despite a banking
crisis that involved two bank failures, Silicon Valley Bank and
Signature Bank. In addition, First Republic Bank was acquired by
J.P. Morgan and Credit Suisse was acquired by UBS.
Market Posts Broad-based Gains
The Index gained 6.91%, rebounding from its weakest
performance in decades, with gains occurring across the board.
All spread sectors posted not only absolute gains but also excess returns in relation to Treasuries. Corporates gained 9.21%, led by the utilities sector. Despite concerns about the banking industry, the financial sector gained 7.72%.
On the other hand, Treasuries posted a strong gain of 5.78%, which lagged the Index. Other positive but lagging sectors
included government agencies, asset-backed securities and
commercial mortgage-backed securities.
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
May 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost
2
Source: Lipper Inc. — The Bloomberg US Aggregate Total Return Index is a broad-
based, flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate), ABS and CMBS (agency and nonagency).
Investors cannot invest directly in any Index.
3
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
does not approve, endorse, review or recommend the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the Index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the Index or any data included therein.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor Index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index, and the timing of purchases and redemptions of fund shares.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2022, through April 30, 2023, as provided by Gregory A. Lee, CFA and Nancy G. Rogers, CFA,
Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments
Corporation.
Market and Fund Performance Overview
For the six-month period ended April 30, 2023, the BNY Mellon
Short Duration Corporate Bond ETF (the “fund”) produced
a net asset value total return of 4.71%.
1
In comparison, the
Bloomberg US Corporate Bond 1-5 Year Total Return Index (the
“Index”) achieved a total return of 4.71% for the same period.
2,3
Short-term, investment-grade securities produced gains over the reporting period in an environment of easing inflation and an inverted yield curve.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all, but at least
80% of its assets in bonds comprising the Index. For bonds,
“duration” refers to an investment’s “interest-rate risk,” or how sensitive a bond may be to changes in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose
1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.
The Index is designed to measure the market for investment-
grade, U.S. dollar-denominated, fixed-rate, taxable corporate bonds with one to five years left to maturity. To be included in the Index, securities must have $300 million or more par amount outstanding and be rated investment grade (Baa3/BBB-/BBB
or higher) using the middle rating of Moody’s, S&P and Fitch.
When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the
Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Securities in the Index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Rate Hikes Continue, Inflation Eases
Fixed-income markets posted a positive performance during the reporting period as the yield curve continued to invert, driven in part by continued rate hikes by the Federal Reserve (the “Fed”), which caused the short end of the curve to rise. The Fed raised the federal funds rate four times during the reporting period, bringing the target rate to 4.75%-5.00%.
Easing inflation and rising short-term rates contributed to the continued inversion of the yield curve. Yields declined in the two- to 30-year part of the curve, while shorter rates rose along with the federal funds rate hikes. While the yield on the two-
month bill rose 105 basis points (bps) during the period, yields on the two-year, 10-year and 30-year maturities fell by 48 bps, 63 bps and 49 bps, respectively. The yield on the 10-year Treasury hit a high of 4.22% and a low of 3.31%.
The dominant theme during the reporting period was the Fed’s continued efforts to fight inflation while also hoping to avoid causing a recession. Inflation did continue to respond to the
Fed’s policy, though it remains well above the 2% target rate.
Easing pricing pressures allowed the Fed to slow the size of its rate increases, with the final two hikes amounting to just 25 bps each during the reporting period. Gross Domestic Product
(GDP) grew by 2.6% in the fourth quarter of 2022, resulting in two consecutive quarters of growth at the end of 2022. In the first quarter of 2023, GDP rose by 1.1%.
Broad-based gains in the bond market came despite a banking
crisis that involved two bank failures, Silicon Valley Bank and
Signature Bank. In addition, First Republic Bank was acquired by
J.P. Morgan and Credit Suisse was acquired by UBS.
Fund Benefits from Broad-based Gains
The performance of this short-term, corporate bond fund
relative to the broader fixed-income market benefited from
strong returns across the board. The utilities sector fared
best, and despite the banking crisis, even the financials sector outperformed, posting a gain of 4.75%. Within financials,
holdings in the banking industry advanced 4.82%. While banking makes up a large portion of the Index, the fund did not own
securities of any of the banks that failed or were purchased as a result of the crisis.
While all sectors posted absolute gains during the period, holdings in the industrial sector slightly underperformed the benchmark, with the capital goods industry lagging most. In addition, in the financial sector, brokerages lagged the banking industry, which performed well despite the banking crisis.
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
May 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund's net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: FactSet — Bloomberg US Corporate 1-5 Years Total Return Index is designed to measure the market for investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate bonds with one to five years left to maturity. To be included in the Index, securities must have $300 million or more par amount outstanding and be rated investment grade
(Baa3/BBB-/BBB or higher) using the middle rating of Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any Index.
3
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and does not approve, endorse, review or recommend the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the Index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the Index or any data included therein.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor Index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index, and the timing of purchases and redemptions of fund shares. Investors cannot invest directly in any Index.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2022, through April 30, 2023, as provided by Paul Benson, CFA, CAIA, Manuel Hayes and Stephanie
Shu, CFA, portfolio managers employed by the fund's sub-adviser, Insight
North America LLC.
Market and Fund Performance Overview
For the six-month period ended April 30, 2023, the BNY Mellon
High Yield Beta ETF (the “fund”) produced a net asset value
total return of 6.45%.
1
In comparison, the Bloomberg US
Corporate High Yield Total Return Index (the “Index”) achieved a total return of 6.21% for the same period.
2,3
U.S. high yield securities produced positive returns over the reporting period in an environment of easing inflation and an inverted yield curve. The difference in returns between the fund and the Index was primarily the result of model alpha generated during the period.
The Fund’s Investment Approach
The fund seeks to track performance of the Index. The fund
uses a rules-based, systematic investment strategy that seeks to track an index designed to measure the performance of the high yield bond market. To pursue its goal, the fund normally invests substantially all, but at least 80%, of its assets in bonds comprising the Index and derivatives with economic characteristics similar to such bonds or the Index. The fund’s derivatives investments may include credit default swap indexes, total return swaps, structured notes and futures. The fund may also invest in derivatives with economic characteristics similar to such bonds or the Index.
The Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market.
Bonds included in the Index must have $150 million or more
par amount outstanding and at least one year until final maturity.
Bonds are classified as high yield if the middle rating of Moody’s,
Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from
only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign
issuers. Securities in the Index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Rate Hikes Continue, Inflation Eases
Fixed-income markets posted a positive performance during the reporting period as the yield curve continued to invert, driven in part by continued rate hikes by the Federal Reserve (the “Fed”), which caused the short end of the curve to rise. The Fed raised the federal funds rate four times during the reporting period, bringing the target rate to 4.75%-5.00%.
Easing inflation and rising short-term rates contributed to the continued inversion of the yield curve. Yields declined in the two- to 30-year part of the curve, while shorter rates rose along with the federal funds rate hikes. While the yield on the two-
month bill rose 105 basis points (bps) during the period, yields on the two-year, 10-year and 30-year maturities fell by 48 bps, 63 bps and 49 bps, respectively. The yield on the 10-year Treasury hit a high of 4.22% and a low of 3.31%.
The dominant theme during the reporting period was the Fed’s continued efforts to fight inflation while also hoping to avoid causing a recession. Inflation continued to respond to the Fed’s policy, though it remains well above the 2% target rate. Easing pricing pressures allowed the Fed to slow the size of its rate increases, with the final two hikes amounting to just 25 bps each during the reporting period. Gross domestic product (“GDP”)
grew by 2.6% in the fourth quarter of 2022, resulting in two consecutive quarters of growth at the end of 2022. In the first quarter of 2023, GDP rose by 1.1%.
Broad-based gains in the bond market came despite a banking
crisis that involved two bank failures, Silicon Valley Bank and
Signature Bank. In addition, First Republic Bank was acquired by
J.P. Morgan and Credit Suisse was acquired by UBS.
Returns Bolstered by Performance of Spread
Component
For the period, the Index returned 6.21%, which can be
decomposed into 4.58% from rates and 1.63% from spread
(or credit). The bulk of the overall return was due to falling
U.S. Treasury rates as investors grew optimistic that the U.S.
Fed would pause rate hikes in the near future. The spread
component’s contribution stemmed from positive carry and
modestly narrowing spreads.
The fund returned 6.45%, or 0.25% of outperformance. This
outperformance was due to the fund’s credit model. A modest
preference for higher quality and value bonds proved most
beneficial. Security selection was favorable as well, particularly in more distressed segments of the high yield market.
Solid Earnings, Attractive Yields and Strong
Balance Sheets
Although the Fed raised rates by 0.25% in May 2023, U.S.
Treasury rates have held steady and mostly unchanged, signaling a potential pause on further hikes. Corporate earnings have
generally been in line with or better than expectations, and high yield defaults remain low. With relatively strong balance sheets and stable financial health, high yield corporates are generally well positioned to withstand an economic slowdown or mild
recession.
The end of quantitative easing and the reentry into a higher rate regime has prompted investors to reexamine strategic asset allocations. Lower expected returns for equities, combined with attractive yields and contained defaults in high yield, are indicating the start of a potential de-risking trend that may favor high yield.
May 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — The Bloomberg US Corporate High Yield Total Return Index
is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the Index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the
Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers.
3
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and does not approve, endorse, review or recommend the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor Index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of fund shares.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)

As a shareholder of the funds, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your funds’ prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the funds with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing fund expenses (but not transaction expenses or total cost) of investing in the funds with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2023 . Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.
For the six months ended April 30, 2023
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios for
the period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
BNY Mellon US Large Cap Core Equity ETF 1,000.00 1,000.00 1,093.50 1,024.79 0.00 0.00 0.00
BNY Mellon US Mid Cap Core Equity ETF 1,000.00 1,000.00 1,038.50 1,024.60 0.20 0.20 0.04
BNY Mellon US Small Cap Core Equity ETF 1,000.00 1,000.00 1,015.70 1,024.60 0.20 0.20 0.04
BNY Mellon International Equity ETF 1,000.00 1,000.00 1,223.30 1,024.60 0.22 0.20 0.04
BNY Mellon Emerging Markets Equity ETF 1,000.00 1,000.00 1,153.60 1,024.25 0.59 0.55 0.11
BNY Mellon Core Bond ETF 1,000.00 1,000.00 1,068.90 1,024.79 0.00 0.00 0.00
BNY Mellon Short Duration Corporate Bond ETF 1,000.00 1,000.00 1,047.10 1,024.50 0.30 0.30 0.06
BNY Mellon High Yield Beta ETF 1,000.00 1,000.00 1,064.50 1,023.70 1.13 1.10 0.22

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 9.2%
Activision Blizzard, Inc. 42,027 3,265,918
Alphabet, Inc., Class A
(a)
352,692 37,857,959
Alphabet, Inc., Class C
(a)
307,042 33,228,085
AT&T, Inc. 418,004 7,386,131
Charter Communications, Inc., Class A
(a)
6,394 2,357,468
Comcast Corp., Class A 252,266 10,436,245
Meta Platforms, Inc., Class A
(a)
131,716 31,653,989
Netflix, Inc.
(a)
25,970 8,568,282
T-Mobile US, Inc.
(a)
35,193 5,064,273
Verizon Communications, Inc. 250,333 9,720,430
Walt Disney Co. (The)
(a)
107,932 11,063,030
160,601,810
Consumer Discretionary – 10.2%
Airbnb, Inc., Class A
(a)
23,677 2,833,427
Amazon.com, Inc.
(a)
528,578 55,738,550
AutoZone, Inc.
(a)
1,101 2,932,304
Booking Holdings, Inc.
(a)
2,282 6,130,159
Chipotle Mexican Grill, Inc., Class A
(a)
1,646 3,403,302
Ford Motor Co. 228,096 2,709,780
General Motors Co. 82,689 2,732,045
Hilton Worldwide Holdings, Inc. 15,733 2,265,867
Home Depot, Inc. (The) 60,067 18,052,536
Lowe's Cos., Inc. 36,032 7,488,531
Lululemon Athletica , Inc.
(a)
6,791 2,580,105
Marriott International, Inc., Class A 15,960 2,702,666
McDonald's Corp. 43,737 12,935,218
MercadoLibre , Inc.
(a)
2,734 3,492,658
NIKE, Inc., Class B 73,974 9,373,985
O'Reilly Automotive, Inc.
(a)
3,546 3,252,781
Starbucks Corp. 67,852 7,754,805
Tesla, Inc.
(a)
159,305 26,175,405
TJX Cos., Inc. (The) 69,945 5,513,065
178,067,189
Consumer Staples – 7.5%
Altria Group, Inc. 105,230 4,999,477
Archer-Daniels-Midland Co. 32,764 2,558,213
Coca-Cola Co. (The) 229,713 14,736,089
Colgate-Palmolive Co. 48,830 3,896,634
Constellation Brands, Inc., Class A 10,110 2,319,942
Costco Wholesale Corp. 26,031 13,099,320
Dollar General Corp. 13,508 2,991,482
Estee Lauder Cos., Inc. (The), Class A 13,620 3,360,326
General Mills, Inc. 33,998 3,013,243
Keurig Dr Pepper, Inc. 49,684 1,624,667
Kimberly-Clark Corp. 19,345 2,802,897
Kraft Heinz Co. (The) 47,527 1,866,385
Mondelez International, Inc., Class A 80,548 6,179,643
Monster Beverage Corp.
(a)
45,290 2,536,240
PepsiCo, Inc. 81,455 15,548,945
Philip Morris International, Inc. 91,660 9,163,250
Procter & Gamble Co. (The) 139,290 21,782,170
SYSCO Corp. 29,479 2,262,218
Target Corp. 27,138 4,281,020
Walmart, Inc. 83,817 12,653,852
131,676,013
Energy – 5.0%
Cheniere Energy, Inc. 13,627 2,084,931
Chevron Corp. 105,473 17,780,638
ConocoPhillips 74,160 7,630,322
Devon Energy Corp. 37,349 1,995,557
EOG Resources, Inc. 34,090 4,072,732
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Energy – 5.0% (continued)
Exxon Mobil Corp. 244,581 28,943,716
Hess Corp. 15,716 2,279,763
Kinder Morgan, Inc. 120,349 2,063,985
Marathon Petroleum Corp. 27,799 3,391,478
Occidental Petroleum Corp. 44,213 2,720,426
Phillips 66 26,084 2,582,316
Pioneer Natural Resources Co. 13,674 2,974,779
Schlumberger NV 83,687 4,129,954
Valero Energy Corp. 23,411 2,684,539
Williams Cos., Inc. (The) 71,464 2,162,501
87,497,637
Financials – 13.3%
Aflac, Inc. 32,658 2,281,161
American Express Co. 36,007 5,809,369
American International Group, Inc. 45,283 2,401,810
Aon PLC, Class A 12,427 4,041,012
Bank of America Corp. 411,184 12,039,468
Berkshire Hathaway, Inc., Class B
(a)
106,451 34,974,476
BlackRock, Inc., Class A 8,936 5,997,843
Blackstone, Inc., Class A 40,832 3,647,523
Capital One Financial Corp. 22,602 2,199,175
Charles Schwab Corp. (The) 89,597 4,680,547
Chubb Ltd. 23,834 4,803,981
Citigroup, Inc. 114,493 5,389,185
CME Group, Inc., Class A 21,397 3,974,921
Fidelity National Information Services, Inc. 32,398 1,902,411
Fiserv, Inc.
(a)
37,358 4,562,159
Goldman Sachs Group, Inc. (The) 20,310 6,975,266
Intercontinental Exchange, Inc. 32,949 3,589,135
JPMorgan Chase & Co. 173,208 23,944,274
KKR & Co., Inc., Class A 32,862 1,743,986
Marsh & McLennan Cos., Inc. 29,491 5,313,983
Mastercard , Inc., Class A 49,979 18,993,519
MetLife, Inc. 40,751 2,499,259
Moody's Corp. 9,150 2,865,048
Morgan Stanley 79,299 7,134,531
PayPal Holdings, Inc.
(a)
64,515 4,903,140
PNC Financial Services Group, Inc. (The) 24,690 3,215,872
Progressive Corp. (The) 33,964 4,632,690
Prudential Financial, Inc. 22,780 1,981,860
S&P Global, Inc. 19,672 7,132,674
Travelers Cos., Inc. (The) 14,518 2,629,791
Truist Financial Corp. 78,151 2,546,160
US Bancorp 78,223 2,681,484
Visa, Inc., Class A
(b)
96,277 22,406,546
Wells Fargo & Co. 221,973 8,823,427
232,717,686
Health Care – 14.8%
Abbott Laboratories 103,169 11,397,079
AbbVie, Inc. 104,280 15,758,794
Agilent Technologies, Inc. 17,022 2,305,289
Amgen, Inc. 31,666 7,591,607
Becton, Dickinson & Co. 16,907 4,468,689
Boston Scientific Corp.
(a)
82,722 4,311,471
Bristol-Myers Squibb Co. 124,686 8,325,284
Centene Corp.
(a)
33,079 2,280,135
Cigna Group (The) 17,871 4,526,546
CVS Health Corp. 76,370 5,598,685
Danaher Corp. 38,521 9,126,010
DexCom , Inc.
(a)
23,516 2,853,431
Edwards Lifesciences Corp.
(a)
36,370 3,199,833

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 14.8% (continued)
Elevance Health, Inc. 13,801 6,467,839
Eli Lilly & Co. 46,415 18,373,842
Gilead Sciences, Inc. 73,737 6,061,919
HCA Healthcare, Inc. 12,888 3,703,109
Humana, Inc. 7,700 4,084,773
Illumina, Inc.
(a)
9,095 1,869,568
Intuitive Surgical, Inc.
(a)
21,142 6,368,393
IQVIA Holdings, Inc.
(a)
11,250 2,117,588
Johnson & Johnson 155,575 25,467,628
McKesson Corp. 8,047 2,931,039
Medtronic PLC 77,053 7,007,970
Merck & Co., Inc. 149,445 17,256,414
Moderna , Inc.
(a)
19,002 2,525,176
Pfizer, Inc. 331,814 12,904,246
Regeneron Pharmaceuticals, Inc.
(a)
6,464 5,182,771
Stryker Corp. 20,245 6,066,414
Thermo Fisher Scientific, Inc. 23,249 12,900,870
UnitedHealth Group, Inc. 55,130 27,128,922
Vertex Pharmaceuticals, Inc.
(a)
14,839 5,056,092
Zoetis, Inc., Class A 28,216 4,959,809
260,177,235
Industrials – 6.7%
3M Co. 31,294 3,324,049
Automatic Data Processing, Inc. 24,811 5,458,420
Boeing Co. (The)
(a)
32,901 6,803,269
Caterpillar, Inc. 30,718 6,721,098
Cintas Corp. 5,426 2,473,008
CSX Corp. 125,780 3,853,899
Deere & Co. 15,976 6,039,248
Eaton Corp. PLC 23,687 3,958,571
Emerson Electric Co. 35,232 2,933,416
FedEx Corp. 13,617 3,101,680
General Dynamics Corp. 13,516 2,951,083
General Electric Co. 64,501 6,383,664
Honeywell International, Inc. 39,538 7,901,274
Illinois Tool Works, Inc. 16,862 4,079,592
Johnson Controls International PLC 40,600 2,429,504
L3Harris Technologies, Inc. 11,371 2,219,051
Lockheed Martin Corp. 13,679 6,353,212
Norfolk Southern Corp. 13,694 2,780,293
Northrop Grumman Corp. 8,381 3,865,904
Paychex, Inc. 18,244 2,004,286
Raytheon Technologies Corp. 87,067 8,697,993
Republic Services, Inc., Class A 12,403 1,793,722
Uber Technologies, Inc.
(a)
118,833 3,689,765
Union Pacific Corp. 36,224 7,089,037
United Parcel Service, Inc., Class B 43,055 7,741,720
Waste Management, Inc. 22,648 3,760,700
118,407,458
Information Technology – 28.7%
Accenture PLC, Class A 37,265 10,445,007
Adobe, Inc.
(a)
27,075 10,222,437
Advanced Micro Devices, Inc.
(a)
95,158 8,504,271
Amphenol Corp., Class A 36,298 2,739,410
Analog Devices, Inc. 30,601 5,504,508
Apple, Inc. 881,578 149,586,155
Applied Materials, Inc. 50,831 5,745,428
Autodesk, Inc.
(a)
12,525 2,439,745
Broadcom, Inc. 24,507 15,353,636
Cadence Design Systems, Inc.
(a)
15,909 3,332,140
Cisco Systems, Inc. 245,637 11,606,348
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 28.7% (continued)
Enphase Energy, Inc.
(a)
7,933 1,302,599
Fortinet, Inc.
(a)
38,628 2,435,495
Intel Corp. 242,730 7,539,194
International Business Machines Corp. 53,178 6,722,231
Intuit, Inc. 16,826 7,469,903
KLA Corp. 8,230 3,181,224
LAM Research Corp. 7,977 4,180,586
Micron Technology, Inc. 63,367 4,078,300
Microsoft Corp. 440,963 135,490,291
Motorola Solutions, Inc. 9,487 2,764,512
NVIDIA Corp. 145,925 40,492,728
NXP Semiconductors NV 15,843 2,594,133
Oracle Corp. 90,527 8,574,718
Palo Alto Networks, Inc.
(a)
18,057 3,294,680
QUALCOMM, Inc. 65,704 7,674,227
Roper Technologies, Inc. 6,583 2,993,817
Salesforce, Inc.
(a)
58,990 11,701,846
ServiceNow , Inc.
(a)
12,320 5,660,054
Snowflake, Inc., Class A
(a)
16,419 2,431,326
Synopsys, Inc.
(a)
9,048 3,359,703
TE Connectivity Ltd. 19,336 2,366,146
Texas Instruments, Inc. 53,331 8,916,943
VMware, Inc., Class A
(a)
12,339 1,542,745
502,246,486
Materials – 1.5%
Air Products & Chemicals, Inc. 13,432 3,953,843
Corteva , Inc. 41,944 2,563,617
Ecolab, Inc. 14,642 2,457,513
Freeport-McMoRan, Inc. 83,779 3,176,062
Linde PLC 29,464 10,885,475
Sherwin-Williams Co. (The) 13,711 3,256,911
Southern Copper Corp. 5,502 422,719
26,716,140
Real Estate – 1.3%
American Tower Corp.
(c)
27,233 5,566,153
Crown Castle, Inc.
(c)
25,895 3,187,416
Equinix , Inc.
(c)
5,603 4,057,020
Prologis, Inc.
(c)
54,367 6,809,467
Public Storage
(c)
9,115 2,687,375
22,307,431
Utilities – 1.6%
American Electric Power Co., Inc. 29,371 2,714,468
Dominion Energy, Inc. 49,776 2,844,200
Duke Energy Corp. 45,279 4,477,187
Exelon Corp. 57,859 2,455,536
NextEra Energy, Inc. 117,679 9,017,742
Sempra Energy 18,232 2,834,894
Southern Co. (The) 63,329 4,657,848
29,001,875
Total Common Stocks (cost
$1,736,496,569) 1,749,416,960
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.81%
(d)(e)
(cost $1,394,276) 1,394,276 1,394,276
Total Investments (cost $1,737,890,845) 99.9% 1,750,811,236
Cash and Receivables (Net) 0.1% 1,769,587
Net Assets 100.0% 1,752,580,823

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2023, the value of the fund’s securities on loan was $22,182,427 and the value of the collateral was $22,265,433, consisting of U.S. Government
& Agency securities. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of April 30, 2023.
Holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:
Description
Value
10/31/22 Purchases ($)
1
Sales ($)
Value
4/30/23
Dividends/
Distributions ($)
Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 1,160,584 11,464,876 (11,231,184) 1,394,276 33,924
Total – 0.1% 1,160,584 11,464,876 (11,231,184) 1,394,276 33,924
1
Includes reinvested dividends/distributions.
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 28.7
Health Care 14.8
Financials 13.3
Consumer Discretionary 10.2
Communication Services 9.2
Consumer Staples 7.5
Industrials 6.7
Energy 5.0
Utilities 1.6
Materials 1.5
Real Estate 1.3
Registered Investment Companies 0.1
99.9
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P 500 E-mini 13 6/16/2023 2,617,688 2,722,525 104,837

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.6%
Communication Services – 3.4%
Electronic Arts, Inc. 14,506 1,846,324
Fox Corp., Class A 16,971 564,455
Fox Corp., Class B 7,750 236,685
Interpublic Group of Cos., Inc. (The) 21,557 770,232
Liberty Broadband Corp., Class A
(a),(b)
1,064 89,940
Liberty Broadband Corp., Class C
(b)
6,526 553,274
Liberty Media Corp.-Liberty Formula One,
Class A
(b)
1,353 87,647
Liberty Media Corp.-Liberty Formula One,
Class C
(b)
11,497 829,968
Liberty Media Corp.-Liberty SiriusXM, Class
A
(b)
3,831 107,651
Liberty Media Corp.-Liberty SiriusXM, Class
C
(b)
8,331 232,768
Live Nation Entertainment, Inc.
(b)
7,834 530,988
Lumen Technologies, Inc. 46,715 110,715
Match Group, Inc.
(b)
15,944 588,334
News Corp., Class A 22,136 389,815
News Corp., Class B 5,965 105,879
Omnicom Group, Inc. 11,363 1,029,147
Paramount Global, Class A 1,036 27,413
Paramount Global, Class B
(a)
28,165 657,089
Pinterest, Inc., Class A
(b)
33,195 763,485
ROBLOX Corp., Class A
(b)
20,304 722,822
Roku, Inc., Class A
(b)
6,932 389,648
Sirius XM Holdings, Inc.
(a)
42,486 161,447
Snap, Inc., Class A
(b)
55,187 480,679
Take-Two Interactive Software, Inc.
(b)
8,847 1,099,594
Trade Desk, Inc. (The), Class A
(b)
24,860 1,599,492
ZoomInfo Technologies, Inc., Class A
(b)
14,558 318,966
14,294,457
Consumer Discretionary – 9.8%
ADT, Inc. 13,546 90,758
Advance Auto Parts, Inc. 3,295 413,621
Aptiv PLC
(b)
15,132 1,556,478
Aramark 14,809 513,872
Bath & Body Works, Inc. 12,820 449,982
Best Buy Co., Inc. 10,979 818,155
BorgWarner, Inc. 13,116 631,273
Burlington Stores, Inc.
(b)
3,646 702,985
Caesars Entertainment, Inc.
(b)
11,876 537,864
CarMax, Inc.
(a),(b)
8,739 611,992
Carnival Corp.
(b)
55,455 510,741
Choice Hotels International, Inc.
(a)
1,592 203,012
Churchill Downs, Inc. 1,820 532,405
Coupang, Inc., Class A
(b)
56,797 951,918
D.R. Horton, Inc. 17,490 1,920,752
Darden Restaurants, Inc. 6,841 1,039,353
Deckers Outdoor Corp.
(b)
1,475 707,026
Domino's Pizza, Inc. 1,992 632,400
DoorDash, Inc., Class A
(b)
14,754 902,797
eBay, Inc. 30,373 1,410,218
Etsy, Inc.
(b)
7,095 716,808
Expedia Group, Inc.
(b)
8,152 765,962
Five Below, Inc.
(b)
3,123 616,355
Floor & Decor Holdings, Inc., Class A
(b)
5,987 594,749
GameStop Corp., Class A
(a),(b)
14,107 272,124
Garmin Ltd. 8,453 829,831
Genuine Parts Co. 7,847 1,320,729
Hasbro, Inc. 7,512 444,861
Las Vegas Sands Corp.
(b)
18,460 1,178,671
Lear Corp. 3,373 430,597
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Consumer Discretionary – 9.8% (continued)
Lennar Corp., Class A 14,062 1,586,334
Lennar Corp., Class B 900 88,038
LKQ Corp. 14,154 817,110
Lucid Group, Inc.
(a),(b)
36,423 289,199
Mattel, Inc.
(b)
19,300 347,400
MGM Resorts International 17,660 793,287
Murphy USA, Inc. 1,137 312,937
Norwegian Cruise Line Holdings Ltd.
(b)
22,590 301,576
NVR, Inc.
(b)
172 1,004,480
Penske Automotive Group, Inc. 1,351 187,222
Pool Corp. 2,204 774,309
PulteGroup, Inc. 12,625 847,769
Rivian Automotive, Inc., Class A
(a),(b)
29,686 380,575
Ross Stores, Inc. 19,244 2,053,912
Royal Caribbean Cruises Ltd.
(a),(b)
12,299 804,724
Service Corp. International 8,573 601,739
Tapestry, Inc. 13,037 532,040
Tractor Supply Co. 6,157 1,467,829
Ulta Beauty, Inc.
(b)
2,846 1,569,370
Vail Resorts, Inc.
(a)
2,306 554,639
VF Corp. 19,031 447,419
Whirlpool Corp. 2,987 416,955
Williams-Sonoma, Inc. 3,725 450,874
Wyndham Hotels & Resorts, Inc. 5,069 345,807
Wynn Resorts Ltd.
(b)
5,805 663,395
Yum! Brands, Inc. 15,575 2,189,533
42,136,761
Consumer Staples – 5.1%
Albertsons Cos., Inc., Class A 9,428 197,045
BJ's Wholesale Club Holdings, Inc.
(b)
7,515 573,921
Brown-Forman Corp., Class A 3,265 215,098
Brown-Forman Corp., Class B 10,021 652,267
Bunge Ltd. 8,386 784,930
Campbell Soup Co. 11,227 609,626
Casey's General Stores, Inc. 2,048 468,623
Church & Dwight Co., Inc. 13,692 1,329,767
Clorox Co. (The) 6,833 1,131,682
ConAgra Brands, Inc. 26,407 1,002,410
Darling Ingredients, Inc.
(b)
8,838 526,480
Dollar Tree, Inc.
(b)
11,626 1,787,032
Hershey Co. (The) 8,197 2,238,273
Hormel Foods Corp. 16,001 647,080
JM Smucker Co. (The) 5,901 911,173
Kellogg Co. 14,155 987,594
Kroger Co. (The) 36,364 1,768,381
Lamb Weston Holdings, Inc. 8,033 898,170
McCormick & Co., Inc. 14,174 1,245,186
Molson Coors Beverage Co., Class B 10,432 620,495
Performance Food Group Co.
(b)
8,816 552,675
Tyson Foods, Inc., Class A 15,910 994,216
US Foods Holding Corp.
(b)
11,486 441,062
Walgreens Boots Alliance, Inc. 40,022 1,410,776
21,993,962
Energy – 3.4%
Antero Resources Corp.
(b)
15,796 363,150
APA Corp. 17,793 655,672
Baker Hughes Co., Class A 56,296 1,646,095
Chesapeake Energy Corp.
(a)
5,943 491,367
Coterra Energy, Inc. 43,733 1,119,565
Diamondback Energy, Inc. 10,369 1,474,472
EQT Corp. 20,728 722,164

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Energy – 3.4% (continued)
Halliburton Co. 50,322 1,648,045
HF Sinclair Corp. 7,502 330,913
Marathon Oil Corp. 35,585 859,734
Matador Resources Co. 6,114 299,769
Murphy Oil Corp. 8,277 303,849
New Fortress Energy, Inc., Class A
(a)
2,492 75,483
NOV, Inc. 22,169 371,331
ONEOK, Inc. 25,168 1,646,239
Ovintiv, Inc. 13,518 487,729
Range Resources Corp. 13,625 360,381
Southwestern Energy Co.
(b)
60,247 312,682
Targa Resources Corp. 12,655 955,832
Texas Pacific Land Corp. 337 497,968
14,622,440
Financials – 13.2%
Allstate Corp. (The) 14,721 1,704,103
Ally Financial, Inc. 16,300 429,994
American Financial Group, Inc. 3,801 466,497
Ameriprise Financial, Inc. 5,864 1,789,224
Annaly Capital Management, Inc.
(c)
25,506 509,610
Apollo Global Management, Inc. 24,314 1,541,265
Arch Capital Group Ltd.
(b)
20,521 1,540,512
Ares Management Corp., Class A 8,627 755,639
Arthur J Gallagher & Co. 11,839 2,463,222
Assurant, Inc. 3,042 374,562
Bank of New York Mellon Corp. (The) 41,180 1,753,856
Block, Inc., Class A
(b)
30,053 1,826,922
BOK Financial Corp. 1,619 135,786
Brown & Brown, Inc. 13,342 859,091
Carlyle Group, Inc. (The) 12,609 382,431
Cincinnati Financial Corp. 8,822 939,014
Citizens Financial Group, Inc. 27,909 863,504
CNA Financial Corp. 1,533 59,649
Coinbase Global, Inc., Class A
(a),(b)
8,872 477,225
Comerica, Inc. 7,587 329,048
Commerce Bancshares, Inc. 6,419 358,501
Corebridge Financial, Inc. 5,070 85,480
Cullen/Frost Bankers, Inc. 3,605 397,451
Discover Financial Services 14,951 1,546,980
East West Bancorp, Inc. 7,809 403,647
Equitable Holdings, Inc. 19,738 512,991
Erie Indemnity Co., Class A 1,403 304,914
Everest Re Group Ltd. 2,191 828,198
FactSet Research Systems, Inc. 2,113 869,901
Fidelity National Financial, Inc. 15,225 540,335
Fifth Third Bancorp 38,165 999,923
First Citizens BancShares, Inc., Class A
(a)
654 658,696
First Horizon National Corp. 29,410 516,146
First Republic Bank
(a)
10,545 37,013
FleetCor Technologies, Inc.
(b)
4,113 879,853
Franklin Resources, Inc.
(a)
16,043 431,236
Global Payments, Inc. 14,743 1,661,684
Globe Life, Inc. 4,945 536,631
Hartford Financial Services Group, Inc. (The) 17,436 1,237,782
Huntington Bancshares, Inc. 80,345 899,864
Interactive Brokers Group, Inc., Class A 5,807 452,075
Invesco Ltd. 24,642 422,117
Jack Henry & Associates, Inc. 4,142 676,554
Jefferies Financial Group, Inc. 9,900 317,097
KeyCorp 51,683 581,951
Kinsale Capital Group, Inc. 1,212 395,973
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Financials – 13.2% (continued)
Lincoln National Corp. 9,100 197,743
Loews Corp. 11,127 640,581
LPL Financial Holdings, Inc. 4,421 923,282
M&T Bank Corp. 9,480 1,192,584
Markel Corp.
(b)
751 1,027,766
MarketAxess Holdings, Inc. 2,090 665,393
Morningstar, Inc. 1,443 257,301
MSCI, Inc., Class A 4,473 2,157,999
NASDAQ, Inc. 18,765 1,039,018
Northern Trust Corp. 11,640 909,782
Old Republic International Corp. 15,319 387,111
Principal Financial Group, Inc. 12,876 961,708
Raymond James Financial, Inc. 10,782 976,094
Regions Financial Corp. 51,735 944,681
Reinsurance Group of America, Inc., Class A 3,651 519,610
Robinhood Markets, Inc., Class A
(b)
29,918 264,774
SEI Investments Co. 5,918 348,629
State Street Corp. 19,517 1,410,298
Synchrony Financial 24,514 723,408
T Rowe Price Group, Inc.
(a)
12,642 1,420,076
Toast, Inc., Class A
(b)
18,081 329,074
Unum Group 10,290 434,238
W.R. Berkley Corp. 11,186 659,079
Webster Financial Corp. 10,048 374,790
Western Alliance Bancorp 6,074 225,467
WEX, Inc.
(b)
2,477 439,296
Willis Towers Watson PLC 5,931 1,373,620
Zions Bancorp NA 8,160 227,338
56,784,887
Health Care – 11.3%
Acadia Healthcare Co., Inc.
(b)
4,913 355,161
agilon health, Inc.
(a),(b)
11,237 272,722
Align Technology, Inc.
(b)
4,073 1,324,947
Alnylam Pharmaceuticals, Inc.
(b)
6,873 1,369,102
AmerisourceBergen Corp., Class A 9,007 1,502,818
Avantor, Inc.
(b)
37,241 725,455
Baxter International, Inc. 27,876 1,329,128
Biogen, Inc.
(b)
8,035 2,444,488
BioMarin Pharmaceutical, Inc.
(b)
10,301 989,308
Bio-Rad Laboratories, Inc., Class A
(b)
1,213 546,808
Bio-Techne Corp. 8,631 689,444
Bruker Corp. 5,593 442,574
Cardinal Health, Inc. 14,337 1,177,068
Catalent, Inc.
(b)
9,993 500,849
Charles River Laboratories International,
Inc.
(b)
2,835 538,990
Chemed Corp. 832 458,640
Cooper Cos., Inc. (The) 2,789 1,063,864
DaVita, Inc.
(b)
3,033 274,062
DENTSPLY SIRONA, Inc. 11,730 491,839
GE Healthcare Technologies, Inc.
(b)
20,222 1,644,857
Henry Schein, Inc.
(b)
7,574 612,055
Hologic, Inc.
(b)
13,756 1,183,154
Horizon Therapeutics PLC
(b)
12,698 1,411,510
IDEXX Laboratories, Inc.
(b)
4,620 2,273,779
Incyte Corp.
(b)
10,246 762,405
Insulet Corp.
(b)
3,894 1,238,448
Jazz Pharmaceuticals PLC
(b)
3,588 504,006
Karuna Therapeutics, Inc.
(b)
1,603 318,099
Laboratory Corp. of America Holdings 4,985 1,130,149
Mettler-Toledo International, Inc.
(b)
1,238 1,846,477

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Health Care – 11.3% (continued)
Molina Healthcare, Inc.
(b)
3,271 974,398
Neurocrine Biosciences, Inc.
(b)
5,503 556,023
Novocure Ltd.
(a),(b)
4,884 321,856
Organon & Co. 14,739 363,022
PerkinElmer, Inc. 7,159 934,178
Quest Diagnostics, Inc. 6,183 858,262
R1 RCM, Inc.
(a),(b)
7,744 120,729
Repligen Corp.
(b)
2,869 435,026
ResMed, Inc. 8,207 1,977,559
Royalty Pharma PLC, Class A 21,037 739,450
Sarepta Therapeutics, Inc.
(b)
4,908 602,555
Seagen, Inc.
(b)
7,680 1,536,000
Shockwave Medical, Inc.
(b)
2,030 589,025
STERIS PLC 5,542 1,044,944
Teleflex, Inc. 2,617 713,185
United Therapeutics Corp.
(b)
2,523 580,618
Universal Health Services, Inc., Class B 3,659 550,131
Veeva Systems, Inc., Class A
(b)
7,902 1,415,090
Viatris, Inc. 66,448 619,960
Waters Corp.
(b)
3,346 1,005,005
West Pharmaceutical Services, Inc. 4,155 1,500,952
Zimmer Biomet Holdings, Inc. 11,660 1,614,210
48,474,384
Industrials – 17.2%
Advanced Drainage Systems, Inc. 3,483 298,563
AECOM 7,781 646,212
AGCO Corp. 3,474 430,568
Allegion PLC 5,025 555,162
American Airlines Group, Inc.
(b)
35,459 483,661
AMETEK, Inc. 12,847 1,771,987
AO Smith Corp. 7,136 487,317
Avis Budget Group, Inc.
(b)
1,409 248,928
Axon Enterprise, Inc.
(b)
3,755 791,216
Booz Allen Hamilton Holding Corp., Class A 7,350 703,542
Broadridge Financial Solutions, Inc. 6,576 956,216
Builders FirstSource, Inc.
(b)
8,291 785,738
Carlisle Cos., Inc. 2,875 620,569
Carrier Global Corp. 46,508 1,944,965
Ceridian HCM Holding, Inc.
(b)
8,763 556,275
CH Robinson Worldwide, Inc. 6,611 666,852
Chart Industries, Inc.
(a),(b)
2,390 318,109
Clarivate PLC
(b)
25,222 223,467
Concentrix Corp. 2,395 231,141
Copart, Inc.
(b)
23,901 1,889,374
CoStar Group, Inc.
(b)
22,569 1,736,684
Cummins, Inc. 7,854 1,846,004
Delta Air Lines, Inc.
(b)
35,951 1,233,479
Dover Corp. 7,819 1,142,825
Equifax, Inc. 6,862 1,429,904
Expeditors International of Washington, Inc. 8,958 1,019,779
Fastenal Co. 32,022 1,724,064
Fortive Corp. 19,880 1,254,229
Fortune Brands Innovations, Inc. 7,024 454,383
Generac Holdings, Inc.
(b)
3,455 353,170
Genpact Ltd. 9,317 415,072
Graco, Inc. 9,411 746,198
HEICO Corp. 2,164 364,937
HEICO Corp., Class A 3,906 524,302
Hertz Global Holdings, Inc.
(a),(b)
9,108 151,921
Howmet Aerospace, Inc. 20,561 910,647
Hubbell, Inc., Class B 3,009 810,384
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Industrials – 17.2% (continued)
Huntington Ingalls Industries, Inc. 2,179 439,417
IDEX Corp. 4,181 862,624
Ingersoll Rand, Inc. 22,740 1,296,635
Jacobs Solutions, Inc. 7,072 816,533
JB Hunt Transport Services, Inc. 4,685 821,234
Knight-Swift Transportation Holdings, Inc.,
Class A 8,864 499,220
Leidos Holdings, Inc. 7,586 707,470
Lennox International, Inc. 1,809 509,975
Lincoln Electric Holdings, Inc. 3,215 539,477
Masco Corp. 12,824 686,212
Middleby Corp. (The)
(b)
3,055 430,388
Nordson Corp. 3,058 661,476
Old Dominion Freight Line, Inc. 5,038 1,614,125
Otis Worldwide Corp. 23,162 1,975,719
Owens Corning 5,208 556,266
PACCAR, Inc. 29,098 2,173,330
Parker-Hannifin Corp. 7,168 2,328,740
Paycom Software, Inc.
(b)
2,725 791,258
Paylocity Holding Corp.
(b)
2,299 444,374
Pentair PLC 9,378 544,674
Plug Power, Inc.
(a),(b)
28,375 256,226
Quanta Services, Inc. 7,950 1,348,638
RBC Bearings, Inc.
(b)
1,671 379,334
Regal Rexnord Corp. 3,661 476,516
Robert Half International, Inc. 6,156 449,388
Rockwell Automation, Inc. 6,431 1,822,610
Rollins, Inc. 12,841 542,532
Snap-On, Inc. 3,007 780,046
Southwest Airlines Co. 33,615 1,018,198
SS&C Technologies Holdings, Inc. 12,146 711,027
Stanley Black & Decker, Inc. 8,268 713,859
Tetra Tech, Inc. 3,045 421,337
Textron, Inc. 11,590 775,835
Toro Co. (The) 5,763 600,850
Trane Technologies PLC 12,783 2,375,209
TransDigm Group, Inc. 2,906 2,223,090
TransUnion 10,765 740,740
U-Haul Holding Co. 481 29,370
United Airlines Holdings, Inc.
(b)
18,419 806,752
United Rentals, Inc. 3,874 1,398,940
Verisk Analytics, Inc., Class A 8,718 1,692,251
Watsco, Inc. 1,880 651,194
Westinghouse Air Brake Technologies Corp. 10,179 994,183
Willscot Mobile Mini Holdings Corp., Class A
(b)
11,764 534,086
WW Grainger, Inc. 2,503 1,741,012
Xylem, Inc. 10,038 1,042,346
73,952,560
Information Technology – 13.4%
Akamai Technologies, Inc.
(b)
8,628 707,237
ANSYS, Inc.
(b)
4,875 1,530,360
Arista Networks, Inc.
(b)
13,826 2,214,372
Arrow Electronics, Inc.
(b)
3,290 376,475
Aspen Technology, Inc.
(b)
1,613 285,501
Atlassian Corp., Class A
(b)
8,413 1,242,264
Bentley Systems, Inc., Class B 10,781 458,839
BILL Holdings, Inc.
(b)
5,505 422,839
Black Knight, Inc.
(b)
8,538 466,516
CDW Corp. 7,555 1,281,252
Ciena Corp.
(b)
8,336 383,789
Cloudflare, Inc., Class A
(a),(b)
16,013 753,412

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Information Technology – 13.4% (continued)
Cognex Corp. 9,480 452,101
Cognizant Technology Solutions Corp., Class A 28,571 1,705,974
Corning, Inc. 42,436 1,409,724
Crowdstrike Holdings, Inc., Class A
(b)
12,238 1,469,172
Datadog, Inc., Class A
(b)
13,710 923,780
Dell Technologies, Inc., Class C 13,552 589,376
DocuSign, Inc., Class A
(b)
11,284 557,881
DXC Technology Co.
(b)
12,522 298,650
Dynatrace, Inc.
(b)
12,142 513,364
Entegris, Inc. 8,315 622,960
EPAM Systems, Inc.
(b)
3,210 906,632
F5, Inc.
(b)
3,324 446,613
Fair Isaac Corp.
(b)
1,403 1,021,314
First Solar, Inc.
(b)
5,535 1,010,580
Flex Ltd.
(b)
25,082 515,937
Gartner, Inc.
(b)
4,405 1,332,336
GEN Digital, Inc. 31,305 553,159
GoDaddy, Inc., Class A
(b)
8,760 662,957
Hewlett Packard Enterprise Co. 71,603 1,025,355
HP, Inc. 47,977 1,425,397
HubSpot, Inc.
(b)
2,718 1,144,142
Jabil, Inc. 7,435 581,045
Juniper Networks, Inc. 18,044 544,027
Keysight Technologies, Inc.
(b)
9,937 1,437,288
Manhattan Associates, Inc.
(b)
3,491 578,389
Marvell Technology, Inc. 47,848 1,889,039
Microchip Technology, Inc. 30,699 2,240,720
MongoDB, Inc., Class A
(b)
3,889 933,204
Monolithic Power Systems, Inc. 2,501 1,155,387
NetApp, Inc. 12,227 768,956
Okta, Inc., Class A
(b)
8,387 574,761
ON Semiconductor Corp.
(b)
24,159 1,738,482
Palantir Technologies, Inc., Class A
(b)
98,997 767,227
Procore Technologies, Inc.
(b)
3,978 212,465
PTC, Inc.
(b)
5,984 752,727
Pure Storage, Inc., Class A
(b)
16,308 372,312
Qorvo, Inc.
(b)
5,445 501,376
Seagate Technology Holdings PLC 10,890 640,005
Skyworks Solutions, Inc. 8,772 928,955
SolarEdge Technologies, Inc.
(b)
3,129 893,736
Splunk, Inc.
(b)
8,504 733,385
TD Synnex Corp. 2,382 212,093
Teledyne Technologies, Inc.
(b)
2,632 1,090,701
Teradyne, Inc. 8,687 793,818
Trimble, Inc.
(b)
13,598 640,466
Twilio, Inc., Class A
(b)
9,833 517,314
Tyler Technologies, Inc.
(b)
2,327 882,003
Unity Software, Inc.
(a),(b)
13,183 355,545
VeriSign, Inc.
(b)
5,151 1,142,492
Western Digital Corp.
(b)
17,621 606,867
Wolfspeed, Inc.
(a),(b)
6,952 323,616
Workday, Inc., Class A
(b)
11,311 2,105,430
Zebra Technologies Corp., Class A
(b)
2,869 826,358
Zoom Video Communications, Inc., Class A
(b)
12,018 738,266
Zscaler, Inc.
(a),(b)
4,793 431,849
57,620,564
Materials – 6.9%
Albemarle Corp. 6,538 1,212,538
Alcoa Corp. 10,141 376,637
Amcor PLC 83,365 914,514
AptarGroup, Inc. 3,562 422,133
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Materials – 6.9% (continued)
Avery Dennison Corp. 4,592 801,212
Ball Corp. 17,302 920,120
Celanese Corp., Class A 5,506 584,957
CF Industries Holdings, Inc. 11,125 796,328
Cleveland-Cliffs, Inc.
(b)
28,709 441,544
Crown Holdings, Inc. 6,862 588,622
Dow, Inc. 39,547 2,151,357
DuPont de Nemours, Inc. 25,719 1,793,129
Eastman Chemical Co. 6,598 556,013
FMC Corp. 7,106 878,160
International Flavors & Fragrances, Inc., Class
W 14,235 1,380,226
International Paper Co. 19,609 649,254
LyondellBasell Industries NV, Class A 14,204 1,343,840
Martin Marietta Materials, Inc. 3,486 1,266,115
Mosaic Co. (The) 19,232 824,091
Newmont Corp. 44,408 2,104,939
Nucor Corp. 14,145 2,096,006
Olin Corp. 6,820 377,828
Packaging Corp. of America 5,268 712,550
PPG Industries, Inc. 13,124 1,840,772
Reliance Steel & Aluminum Co. 3,284 813,775
RPM International, Inc. 7,104 582,741
Sealed Air Corp. 8,059 386,751
Steel Dynamics, Inc. 9,243 960,810
Vulcan Materials Co. 7,404 1,296,589
Westlake Corp. 2,023 230,177
Westrock Co. 14,212 425,365
29,729,093
Real Estate – 8.8%
Alexandria Real Estate Equities, Inc.
(c)
8,893 1,104,333
American Homes 4 Rent, Class A
(c)
17,554 583,846
Americold Realty Trust, Inc.
(c)
14,844 439,234
AvalonBay Communities, Inc.
(c)
7,833 1,412,838
Boston Properties, Inc.
(c)
7,744 413,220
Brixmor Property Group, Inc.
(c)
16,866 359,752
Camden Property Trust
(c)
6,273 690,344
CBRE Group, Inc., Class A
(b)
17,669 1,354,506
CubeSmart
(c)
12,551 570,945
Digital Realty Trust, Inc.
(c)
16,065 1,592,845
EastGroup Properties, Inc.
(c)
2,507 417,566
Equity LifeStyle Properties, Inc.
(c)
9,821 676,667
Equity Residential
(c)
19,012 1,202,509
Essex Property Trust, Inc.
(c)
3,616 794,544
Extra Space Storage, Inc.
(c)
7,494 1,139,388
Federal Realty Investment Trust
(c)
3,997 395,263
Gaming and Leisure Properties, Inc.
(c)
14,420 749,840
Healthpeak Properties, Inc.
(c)
30,179 663,033
Host Hotels & Resorts, Inc.
(c)
40,099 648,401
Invitation Homes, Inc.
(c)
32,406 1,081,388
Iron Mountain, Inc.
(c)
16,081 888,314
Jones Lang LaSalle, Inc.
(b)
2,653 368,873
Kimco Realty Corp.
(c)
34,118 654,724
Lamar Advertising Co., Class A
(c)
4,798 507,053
Life Storage, Inc.
(c)
4,698 631,317
Medical Properties Trust, Inc.
(a)(c)
31,952 280,219
Mid-America Apartment Communities, Inc.
(c)
6,517 1,002,315
NNN REIT, Inc.
(c)
9,915 431,302
OMEGA Healthcare Investors, Inc.
(c)
13,085 350,155
Realty Income Corp.
(c)
35,050 2,202,542
Regency Centers Corp.
(c)
8,810 541,198

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Real Estate – 8.8% (continued)
Rexford Industrial Realty, Inc.
(c)
10,746 599,304
SBA Communications Corp., Class A
(c)
6,020 1,570,558
Simon Property Group, Inc.
(c)
18,310 2,074,889
Sun Communities, Inc.
(c)
6,879 955,699
UDR, Inc.
(c)
17,341 716,703
Ventas, Inc.
(c)
22,432 1,077,858
VICI Properties, Inc., Class A
(c)
56,284 1,910,279
W.P. Carey, Inc.
(c)
11,857 879,789
Welltower, Inc.
(c)
26,281 2,081,981
Weyerhaeuser Co.
(c)
40,948 1,224,755
Zillow Group, Inc., Class A
(b)
3,263 139,591
Zillow Group, Inc., Class C
(b)
8,798 383,065
37,762,945
Utilities – 7.1%
AES Corp. (The) 37,709 892,195
Alliant Energy Corp. 13,914 767,218
Ameren Corp. 14,312 1,273,339
American Water Works Co., Inc. 10,871 1,611,626
Atmos Energy Corp. 8,033 916,887
Avangrid, Inc.
(a)
3,727 150,049
CenterPoint Energy, Inc. 35,125 1,070,259
CMS Energy Corp. 16,295 1,014,527
Consolidated Edison, Inc. 19,800 1,949,706
Constellation Energy Corp. 18,188 1,407,751
DTE Energy Co. 10,744 1,207,733
Edison International 21,372 1,572,979
Entergy Corp. 11,485 1,235,556
Essential Utilities, Inc. 13,369 570,856
Evergy, Inc. 12,630 784,449
Eversource Energy 19,368 1,503,150
FirstEnergy Corp. 30,437 1,211,393
NiSource, Inc. 22,849 650,283
NRG Energy, Inc. 13,009 444,518
OGE Energy Corp. 11,081 415,981
PG&E Corp.
(b)
89,859 1,537,487
Pinnacle West Capital Corp. 6,393 501,595
PPL Corp. 40,963 1,176,457
Public Service Enterprise Group, Inc. 27,850 1,760,120
UGI Corp. 11,996 406,424
Vistra Corp. 21,114 503,780
WEC Energy Group, Inc. 17,634 1,695,862
Xcel Energy, Inc. 30,753 2,149,942
30,382,122
Total Common Stocks (cost $446,117,380) 427,754,175
Investment Companies – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.81%
(d)(e)
(cost $1,310,675) 1,310,675 1,310,675
Investment of Cash Collateral for Securities Loaned – 0.7%
Registered Investment Companies – 0.7%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.81%
(d)(e)
(cost $2,781,047) 2,781,047 2,781,047
Total Investments (cost $450,209,102) 100.6% 431,845,897
Liabilities, Less Cash and Receivables (0.6)% (2,560,008)
Net Assets 100.0% 429,285,889
REIT—Real Estate Investment Trust

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
(a)
Security, or portion thereof, on loan. At April 30, 2023, the value of the fund’s securities on loan was $9,417,964 and the value of the collateral was $9,765,126, consisting of cash collateral of $2,781,047 and U.S. Government & Agency securities valued at $6,984,079.
In addition, the value of collateral may include pending sales that are also on loan.
(b)
Non-income producing security.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of April 30, 2023.
Holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:
Description
Value
10/31/22 Purchases ($)
1
Sales ($)
Value
4/30/23
Dividends/
Distributions ($)
Investment Companies – 0.3%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 210,028 4,507,218 (3,406,571) 1,310,675 13,179
Investment of Cash Collateral for Securities Loaned – 0.7%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 705,019 10,098,673 (8,022,645) 2,781,047 27,663
2
Total – 1.0% 915,047 14,605,891 (11,429,216) 4,091,722 40,842
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Industrials 17.2
Information Technology 13.4
Financials 13.2
Health Care 11.3
Consumer Discretionary 9.8
Real Estate 8.8
Utilities 7.1
Materials 6.9
Consumer Staples 5.1
Energy 3.4
Communication Services 3.4
Registered Investment Companies 1.0
100.6
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P MidCap 400 E-mini 4 6/16/2023 972,907 1,000,240 27,333
S&P 500 E-mini 2 6/16/2023 395,903 418,850 22,947
Gross Unrealized Appreciation 50,279

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 3.0%
Altice USA, Inc., Class A
(a)
8,078 28,273
AMC Entertainment Holdings, Inc., Class A
(a)(b)
18,949 104,220
Bumble, Inc., Class A
(a)
3,461 63,025
Cable One, Inc. 180 136,514
Cogent Communications Holdings, Inc. 1,595 110,119
DISH Network Corp., Class A
(a)
9,216 69,212
Endeavor Group Holdings, Inc., Class A
(a)
6,480 167,054
Frontier Communications Parent, Inc.
(a)
8,300 187,082
Globalstar , Inc.
(a)
26,626 24,123
IAC, Inc.
(a)
2,904 150,340
Iridium Communications, Inc. 4,671 296,468
John Wiley & Sons, Inc., Class A 1,552 59,861
Madison Square Garden Sports Corp., Class A 660 132,330
New York Times Co. (The), Class A 6,122 243,350
Nexstar Media Group, Inc., Class A 1,410 244,565
Playtika Holding Corp.
(a)
3,430 34,300
Rumble, Inc.
(a)(b)
2,850 22,686
Shutterstock , Inc. 942 63,114
TechTarget , Inc.
(a)
1,061 36,169
TEGNA, Inc. 8,343 142,665
TripAdvisor, Inc.
(a)
3,919 69,484
Warner Music Group Corp., Class A 4,367 133,062
World Wrestling Entertainment, Inc., Class A 1,653 177,152
Yelp, Inc., Class A
(a)
2,561 76,625
Ziff Davis, Inc.
(a)
1,759 128,653
2,900,446
Consumer Discretionary – 14.8%
Academy Sports & Outdoors, Inc. 2,889 183,509
Acushnet Holdings Corp. 1,189 59,605
Adient PLC
(a)
3,547 131,026
American Eagle Outfitters, Inc. 6,366 85,241
Asbury Automotive Group, Inc.
(a)
825 159,604
Autoliv , Inc. 2,894 248,334
AutoNation, Inc.
(a)
1,296 170,683
Bloomin ' Brands, Inc. 3,330 82,484
Boyd Gaming Corp. 2,960 205,424
Bright Horizons Family Solutions, Inc.
(a)
2,164 164,724
Brunswick Corp. 2,703 229,187
Capri Holdings Ltd.
(a)
4,649 192,933
Carter's, Inc. 1,418 98,934
Cavco Industries, Inc.
(a)
299 89,766
Chegg , Inc.
(a)
4,730 85,045
Chewy, Inc., Class A
(a)(b)
3,499 108,504
Columbia Sportswear Co. 1,304 108,936
Coursera, Inc.
(a)
3,151 39,198
Cracker Barrel Old Country Store, Inc.
(b)
824 87,476
Crocs, Inc.
(a)
2,306 285,183
Dana, Inc. 4,694 69,424
Dave & Buster's Entertainment, Inc.
(a)
1,596 56,594
Dick's Sporting Goods, Inc. 2,233 323,807
Dillard's, Inc., Class A 128 38,194
Dorman Products, Inc.
(a)
1,052 90,640
DraftKings , Inc., Class A
(a)
16,666 365,152
Foot Locker, Inc. 2,969 124,668
Fox Factory Holding Corp.
(a)
1,578 174,953
Frontdoor , Inc.
(a)
3,139 85,883
Gap, Inc. (The)
(b)
7,726 74,170
Gentex Corp. 8,728 240,805
Gentherm , Inc.
(a)
1,245 74,264
Goodyear Tire & Rubber Co. (The)
(a)
10,695 114,116
Graham Holdings Co., Class B 145 83,458
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 14.8% (continued)
Grand Canyon Education, Inc.
(a)
1,134 134,606
Group 1 Automotive, Inc. 535 120,097
H&R Block, Inc. 5,760 195,322
Hanesbrands, Inc.
(b)
13,254 69,451
Harley-Davidson, Inc. 4,945 183,459
Helen of Troy Ltd.
(a)
886 88,901
Hilton Grand Vacations, Inc.
(a)
2,912 124,634
Hyatt Hotels Corp., Class A
(a)
1,800 205,740
Installed Building Products, Inc. 871 108,239
KB Home 3,034 132,950
Kohl's Corp. 4,077 89,816
Kontoor Brands, Inc. 1,835 82,887
Krispy Kreme, Inc.
(b)
2,556 39,311
Laureate Education, Inc., Class A 4,877 60,426
LCI Industries
(b)
954 107,764
Leggett & Platt, Inc. 4,873 157,447
Leslie's, Inc.
(a)
5,463 59,274
LGI Homes, Inc.
(a)(b)
764 90,763
Life Time Group Holdings, Inc.
(a)
2,086 43,368
Light & Wonder, Inc.
(a)
3,488 210,292
Lithia Motors, Inc., Class A 1,014 223,982
Luminar Technologies, Inc., Class A
(a)(b)
8,619 51,886
Macy's, Inc. 10,097 164,985
Marriott Vacations Worldwide Corp.
(b)
1,420 191,075
MDC Holdings, Inc. 2,148 88,004
Meritage Homes Corp. 1,358 173,892
Mister Car Wash, Inc.
(a)(b)
2,853 25,163
Mohawk Industries, Inc.
(a)
1,962 207,776
National Vision Holdings, Inc.
(a)
2,905 61,121
Newell Brands, Inc.
(b)
14,035 170,525
Nordstrom, Inc.
(b)
4,101 63,401
ODP Corp. (The)
(a)
1,492 64,469
Ollie's Bargain Outlet Holdings, Inc.
(a)
2,201 143,615
Papa John's International, Inc. 1,197 89,524
Peloton Interactive, Inc., Class A
(a)
12,127 107,688
Penn Entertainment, Inc.
(a)
5,788 172,425
Petco Health & Wellness Co., Inc., Class A
(a)
2,910 28,984
Planet Fitness, Inc., Class A
(a)
3,114 258,898
Polaris, Inc. 2,037 221,320
PVH Corp. 2,397 205,687
QuantumScape Corp., Class A
(a)(b)
10,462 73,234
Ralph Lauren Corp., Class A 1,531 175,743
Red Rock Resorts, Inc., Class A 1,846 90,085
RH
(a)(b)
691 176,295
SeaWorld Entertainment, Inc.
(a)
1,475 79,148
Shake Shack, Inc., Class A
(a)
1,376 75,419
Signet Jewelers Ltd. 1,725 126,925
Six Flags Entertainment Corp.
(a)(b)
2,743 66,573
Skechers USA, Inc., Class A
(a)
4,987 265,259
Skyline Champion Corp.
(a)
2,012 149,230
Sonos , Inc.
(a)(b)
4,863 102,804
Steven Madden Ltd. 2,792 97,832
Sweetgreen , Inc., Class A
(a)
2,787 22,129
Taylor Morrison Home Corp., Class A
(a)
4,056 174,773
Tempur Sealy International, Inc. 6,357 238,197
Texas Roadhouse, Inc., Class A 2,486 275,001
Thor Industries, Inc.
(b)
1,999 157,961
Toll Brothers, Inc. 3,887 248,418
TopBuild Corp.
(a)
1,196 269,674
Topgolf Callaway Brands Corp.
(a)
5,196 115,195
Travel + Leisure Co. 3,037 116,226
Under Armour , Inc., Class A
(a)
6,886 61,079

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 14.8% (continued)
Under Armour , Inc., Class C
(a)
7,538 60,606
Urban Outfitters, Inc.
(a)
2,192 59,316
Valvoline, Inc. 6,528 225,542
Victoria's Secret & Co.
(a)
2,975 92,255
Visteon Corp.
(a)
1,046 146,848
Wayfair, Inc., Class A
(a)
2,914 101,495
Wendy's Co. (The) 6,380 140,998
Wingstop , Inc. 1,125 225,124
YETI Holdings, Inc.
(a)(b)
3,222 127,108
14,087,583
Consumer Staples – 3.8%
BellRing Brands, Inc.
(a)
5,112 183,981
Boston Beer Co., Inc. (The), Class A
(a)
353 112,081
Cal-Maine Foods, Inc. 1,417 67,308
Celsius Holdings, Inc.
(a)(b)
1,485 141,921
Central Garden & Pet Co.
(a)
350 12,894
Central Garden & Pet Co., Class A
(a)
1,537 54,302
Coca-Cola Consolidated, Inc. 176 103,745
Coty, Inc., Class A
(a)
13,779 163,557
e.l.f Beauty, Inc.
(a)
1,883 174,667
Edgewell Personal Care Co. 1,898 82,886
Energizer Holdings, Inc. 2,443 81,670
Flowers Foods, Inc. 7,132 196,201
Freshpet , Inc.
(a)(b)
1,792 123,594
Grocery Outlet Holding Corp.
(a)
3,270 97,381
Herbalife Ltd.
(a)
3,737 55,532
Hostess Brands, Inc., Class A
(a)
4,925 126,868
Ingredion, Inc. 2,457 260,860
Inter Parfums , Inc. 656 99,574
J&J Snack Foods Corp. 557 85,332
Lancaster Colony Corp. 734 153,494
MGP Ingredients, Inc. 571 56,346
National Beverage Corp.
(a)
882 43,835
Nu Skin Enterprises, Inc., Class A 1,849 72,962
Olaplex Holdings, Inc.
(a)
2,964 10,967
Pilgrim's Pride Corp.
(a)
1,611 36,747
Post Holdings, Inc.
(a)
2,017 182,518
PriceSmart , Inc. 947 69,775
Reynolds Consumer Products, Inc. 2,075 58,162
Seaboard Corp. 10 39,411
Simply Good Foods Co. (The)
(a)
3,152 114,638
Spectrum Brands Holdings, Inc. 1,487 98,886
Sprouts Farmers Market, Inc.
(a)
3,928 136,144
TreeHouse Foods, Inc.
(a)
1,843 98,140
United Natural Foods, Inc.
(a)
2,234 60,921
WD-40 Co.
(b)
528 100,531
Weis Markets, Inc. 602 49,659
3,607,490
Energy – 3.9%
Antero Midstream Corp. 12,596 135,533
Arch Resources, Inc. 677 82,763
Cactus, Inc., Class A 2,376 96,180
California Resources Corp. 2,680 108,540
Callon Petroleum Co.
(a)
1,895 62,800
Championx Corp. 7,416 200,825
Chord Energy Corp. 1,557 221,608
Civitas Resources, Inc. 1,961 135,407
CNX Resources Corp.
(a)(b)
6,601 102,514
Comstock Resources, Inc.
(b)
3,455 39,732
CONSOL Energy, Inc. 1,195 70,911
CVR Energy, Inc.
(b)
1,062 27,973
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Energy – 3.9% (continued)
Delek US Holdings, Inc. 2,554 55,550
Denbury, Inc.
(a)
1,865 174,154
DT Midstream, Inc. 3,611 177,914
Enviva , Inc.
(b)
1,135 24,403
Equitrans Midstream Corp. 16,389 84,403
Helmerich & Payne, Inc. 3,936 130,518
HighPeak Energy, Inc.
(b)
469 9,267
International Seaways, Inc.
(b)
1,478 58,854
Kosmos Energy Ltd.
(a)
17,290 110,656
Liberty Energy, Inc., Class A 5,649 72,364
Magnolia Oil & Gas Corp., Class A
(b)
6,254 132,084
NexTier Oilfield Solutions, Inc.
(a)
5,946 48,044
Northern Oil And Gas, Inc.
(b)
2,750 91,218
Patterson-UTI Energy, Inc. 7,959 89,061
PBF Energy, Inc., Class A 4,238 147,737
PDC Energy, Inc. 3,434 223,382
Peabody Energy Corp. 4,277 102,734
Permian Resources Corp., Class A 8,681 90,716
RPC, Inc. 3,095 22,872
SM Energy Co. 4,515 126,781
Transocean Ltd.
(a)
24,661 145,500
Valaris Ltd.
(a)
2,254 135,240
Weatherford International PLC
(a)
2,411 155,823
3,694,061
Financials – 15.0%
Affiliated Managers Group, Inc. 1,401 202,276
Affirm Holdings, Inc., Class A
(a)(b)
7,793 76,839
AGNC Investment Corp.
(b)(c)
21,521 213,273
American Equity Investment Life Holding Co. 2,551 98,316
Ameris Bancorp 2,446 81,941
Arbor Realty Trust, Inc.
(c)
6,533 74,933
Artisan Partners Asset Management, Inc.,
Class A 2,548 88,339
Associated Banc-Corp. 5,532 98,636
Assured Guaranty Ltd. 2,249 121,154
Atlantic Union Bankshares Corp.
(b)
2,742 78,476
Axis Capital Holdings Ltd. 2,851 161,196
Axos Financial, Inc.
(a)
1,959 79,673
BancFirst Corp. 657 52,488
Bank of Hawaii Corp. 1,479 71,628
Bank OZK 4,080 145,738
BankUnited , Inc. 2,844 64,132
Banner Corp. 1,248 62,300
Blackstone Mortgage Trust, Inc., Class A
(b)(c)
6,453 117,703
Blue Owl Capital, Inc., Class A 13,232 148,992
Bread Financial Holdings, Inc. 1,896 52,330
Brighthouse Financial, Inc.
(a)
2,549 112,666
Cadence Bank 6,823 137,961
Cannae Holdings, Inc.
(a)
2,735 49,886
Cathay General Bancorp 2,732 87,069
Claros Mortgage Trust, Inc. 4,453 53,258
CNO Financial Group, Inc. 4,218 94,652
Cohen & Steers, Inc. 939 56,396
Columbia Banking System, Inc. 7,734 165,198
Columbia Financial, Inc.
(a)
1,252 21,009
Community Bank System, Inc. 1,964 98,121
Credit Acceptance Corp.
(a)
232 113,564
CVB Financial Corp. 4,879 73,039
Eastern Bankshares , Inc. 5,886 68,572
Enact Holdings, Inc. 1,127 27,206
Enstar Group Ltd.
(a)
528 127,037

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 15.0% (continued)
Essent Group Ltd. 4,032 171,239
Euronet Worldwide, Inc.
(a)
1,752 194,016
Evercore , Inc., Class A 1,338 152,626
EVERTEC, Inc. 2,490 86,378
Federated Hermes, Inc., Class B 3,152 130,461
First American Financial Corp. 3,868 222,835
First BanCorp. 6,767 79,512
First Financial Bancorp 3,583 74,168
First Financial Bankshares , Inc. 4,845 141,765
First Hawaiian, Inc. 4,819 92,091
First Interstate BancSystem , Inc., Class A 3,265 83,551
First Merchants Corp. 2,251 65,684
FirstCash Holdings, Inc. 1,395 143,727
Flywire Corp.
(a)
2,309 67,354
FNB Corp. 13,363 153,407
Focus Financial Partners, Inc., Class A
(a)
2,192 113,852
Freedom Holding Corp.
(a)(b)
604 46,164
Fulton Financial Corp. 6,301 75,171
Glacier Bancorp, Inc. 4,091 135,944
Hamilton Lane, Inc., Class A 1,315 96,889
Hancock Whitney Corp. 3,149 115,001
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)(c)
3,336 94,676
Hanover Insurance Group, Inc. (The) 1,331 159,134
Heartland Financial USA, Inc. 1,430 46,561
Hilltop Holdings, Inc. 1,715 53,199
Home BancShares , Inc. 7,084 154,219
Houlihan Lokey , Inc., Class A 1,872 171,063
Independent Bank Corp. 1,706 95,536
Independent Bank Group, Inc. 1,303 47,403
International Bancshares Corp. 1,949 83,164
Jackson Financial, Inc., Class A 2,212 79,654
Janus Henderson Group PLC 4,869 126,351
Kemper Corp. 2,376 115,592
Lakeland Financial Corp. 942 47,731
Marqeta , Inc., Class A
(a)
16,164 65,464
MGIC Investment Corp. 10,973 163,168
Moelis & Co., Class A 2,390 90,533
Mr Cooper Group, Inc.
(a)
2,604 120,565
Navient Corp. 3,859 63,828
Nelnet, Inc., Class A 656 63,173
New York Community Bancorp, Inc. 25,337 270,853
Old National Bancorp 10,927 146,531
OneMain Holdings, Inc., Class A 4,534 173,970
Pacific Premier Bancorp, Inc. 3,499 77,818
PacWest Bancorp 4,451 45,178
Palomar Holdings, Inc.
(a)
943 47,395
Park National Corp. 533 57,735
PennyMac Financial Services, Inc. 1,119 69,926
Pinnacle Financial Partners, Inc. 2,840 154,013
Popular, Inc. 2,674 160,467
Primerica, Inc. 1,371 250,221
Prosperity Bancshares, Inc. 3,385 211,969
Radian Group, Inc. 5,760 139,795
Remitly Global, Inc.
(a)(b)
3,648 61,286
RenaissanceRe Holdings Ltd. 1,624 349,826
Rithm Capital Corp.
(c)
17,647 144,000
RLI Corp. 1,509 209,826
Ryan Specialty Holdings, Inc., Class A
(a)(b)
3,143 128,423
Selective Insurance Group, Inc. 2,243 216,068
ServisFirst Bancshares, Inc. 1,842 93,021
Shift4 Payments, Inc., Class A
(a)(b)
1,960 132,829
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 15.0% (continued)
Simmons First National Corp., Class A 4,778 79,840
SLM Corp. 9,203 138,229
SoFi Technologies, Inc.
(a)(b)
30,780 191,759
SouthState Corp. 2,827 195,006
Starwood Property Trust, Inc.
(b)(c)
11,570 206,987
Stifel Financial Corp. 3,919 235,022
Stock Yards Bancorp, Inc. 1,123 54,578
Synovus Financial Corp. 5,422 166,998
Texas Capital Bancshares, Inc.
(a)
1,780 89,445
TFS Financial Corp. 1,786 21,503
Towne Bank 2,495 59,107
TPG, Inc., Class A 1,931 55,941
Tradeweb Markets, Inc., Class A 4,141 291,568
Trupanion , Inc.
(a)(b)
1,307 45,889
Trustmark Corp. 2,307 55,114
UMB Financial Corp. 1,601 101,840
United Bankshares , Inc.
(b)
5,011 166,014
United Community Banks, Inc. 4,248 105,775
Upstart Holdings, Inc.
(a)(b)
2,681 37,266
Valley National Bancorp 15,710 147,360
Virtu Financial, Inc., Class A 3,387 67,909
Voya Financial, Inc. 3,624 277,164
Walker & Dunlop, Inc. 1,127 75,858
Washington Federal, Inc. 2,488 69,764
WesBanco , Inc. 2,196 58,458
Western Union Co. (The) 14,203 155,239
White Mountains Insurance Group Ltd. 98 140,350
Wintrust Financial Corp. 2,250 153,832
WSFS Financial Corp. 2,257 79,379
14,323,190
Health Care – 13.3%
10x Genomics, Inc., Class A
(a)
3,620 189,797
AbCellera Biologics, Inc.
(a)
7,614 51,623
ACADIA Pharmaceuticals, Inc.
(a)
4,509 96,177
Agiliti , Inc.
(a)(b)
1,307 21,853
Alkermes PLC
(a)
6,134 175,126
Amedisys , Inc.
(a)
1,242 99,733
Amicus Therapeutics, Inc.
(a)
9,452 109,076
AMN Healthcare Services, Inc.
(a)
1,601 138,246
Amylyx Pharmaceuticals, Inc.
(a)(b)
1,432 40,669
Apellis Pharmaceuticals, Inc.
(a)
3,496 291,671
Apollo Medical Holdings, Inc.
(a)(b)
1,477 52,419
Arrowhead Pharmaceuticals, Inc.
(a)
4,016 142,207
Arvinas , Inc.
(a)
1,776 46,549
AtriCure , Inc.
(a)
1,714 75,399
Axonics , Inc.
(a)
1,850 106,301
Azenta , Inc.
(a)
2,562 111,421
Beam Therapeutics, Inc.
(a)(b)
2,190 67,255
Blueprint Medicines Corp.
(a)
2,257 115,220
Cerevel Therapeutics Holdings, Inc.
(a)(b)
2,379 69,086
Certara , Inc.
(a)
3,928 94,940
CONMED Corp.
(b)
1,137 142,773
Corcept Therapeutics, Inc.
(a)
3,617 81,491
CorVel Corp.
(a)
348 70,306
CRISPR Therapeutics AG
(a)(b)
2,964 145,058
Cytokinetics, Inc.
(a)(b)
3,569 133,481
Denali Therapeutics, Inc.
(a)
4,038 100,304
Doximity , Inc., Class A
(a)(b)
4,401 161,737
Elanco Animal Health, Inc.
(a)
16,583 157,041
Encompass Health Corp. 3,722 238,766
Enovis Corp.
(a)
1,776 103,452

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 13.3% (continued)
Ensign Group, Inc. (The) 2,068 200,782
Envista Holdings Corp.
(a)
6,091 234,443
EQRx , Inc.
(a)
8,610 14,465
Evolent Health, Inc., Class A
(a)
3,381 123,102
Exact Sciences Corp.
(a)
6,632 424,912
Exelixis , Inc.
(a)
12,070 220,881
Fate Therapeutics, Inc.
(a)
3,090 18,756
Glaukos Corp.
(a)
1,786 84,853
Globus Medical, Inc., Class A
(a)
2,895 168,315
Guardant Health, Inc.
(a)
3,751 84,623
Haemonetics Corp.
(a)
1,885 157,793
Halozyme Therapeutics, Inc.
(a)
5,051 162,289
Harmony Biosciences Holdings, Inc.
(a)
1,074 34,626
HealthEquity , Inc.
(a)
3,151 168,421
ICU Medical, Inc.
(a)
767 145,070
Inari Medical, Inc.
(a)
1,833 121,748
Insmed , Inc.
(a)
4,999 97,480
Inspire Medical Systems, Inc.
(a)
1,079 288,773
Integer Holdings Corp.
(a)
1,232 101,455
Integra LifeSciences Holdings Corp.
(a)
2,714 150,138
Intellia Therapeutics, Inc.
(a)
3,142 118,611
Intra-Cellular Therapies, Inc.
(a)
3,281 203,914
Ionis Pharmaceuticals, Inc.
(a)
5,296 187,320
iRhythm Technologies, Inc.
(a)
1,120 147,168
IVERIC bio, Inc.
(a)
4,793 157,642
Lantheus Holdings, Inc.
(a)
2,569 219,521
LifeStance Health Group, Inc.
(a)
3,507 28,582
LivaNova PLC
(a)
2,018 96,662
Maravai LifeSciences Holdings, Inc., Class A
(a)
4,148 57,201
Masimo Corp.
(a)
1,811 342,533
Medpace Holdings, Inc.
(a)
942 188,532
Merit Medical Systems, Inc.
(a)
2,116 172,010
Mirati Therapeutics, Inc.
(a)
1,907 84,499
Multiplan Corp.
(a)(b)
8,802 8,611
Natera , Inc.
(a)
4,052 205,517
Neogen Corp.
(a)
7,969 137,226
NuVasive , Inc.
(a)
1,902 81,862
Oak Street Health, Inc.
(a)
4,339 169,091
Omnicell , Inc.
(a)
1,667 101,304
Option Care Health, Inc.
(a)
6,204 199,459
Pacira BioSciences , Inc.
(a)
1,668 75,577
Patterson Cos., Inc. 3,201 86,779
Penumbra, Inc.
(a)
1,417 402,598
Perrigo Co. PLC 5,038 187,363
Premier, Inc., Class A 4,419 147,285
Prestige Consumer Healthcare, Inc.
(a)
1,836 112,969
Privia Health Group, Inc.
(a)
1,852 51,171
Progyny , Inc.
(a)
2,818 93,670
Prometheus Biosciences, Inc.
(a)
1,281 248,450
PTC Therapeutics, Inc.
(a)
2,728 150,422
QuidelOrtho Corp.
(a)
1,996 179,540
Relay Therapeutics, Inc.
(a)
3,325 37,805
Roivant Sciences Ltd.
(a)
4,189 35,816
Sage Therapeutics, Inc.
(a)
1,911 93,352
Select Medical Holdings Corp. 3,915 119,408
Sotera Health Co.
(a)
3,567 59,819
STAAR Surgical Co.
(a)
1,834 129,242
Surgery Partners, Inc.
(a)
2,500 99,150
Syneos Health, Inc., Class A
(a)
3,793 148,913
Tandem Diabetes Care, Inc.
(a)
2,428 96,100
Teladoc Health, Inc.
(a)
6,040 160,241
Tenet Healthcare Corp.
(a)
4,034 295,773
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 13.3% (continued)
Tilray Brands, Inc.
(a)(b)
22,707 53,361
Ultragenyx Pharmaceutical, Inc.
(a)
2,560 111,795
Vaxcyte , Inc.
(a)
2,316 99,194
Vir Biotechnology, Inc.
(a)
2,842 71,476
12,686,636
Industrials – 19.0%
AAON, Inc. 1,570 153,860
ABM Industries, Inc. 2,432 103,555
Acuity Brands, Inc. 1,201 189,013
Aerojet Rocketdyne Holdings, Inc.
(a)
2,839 160,148
AeroVironment , Inc.
(a)
939 94,548
Air Lease Corp., Class A 3,860 155,249
Air Transport Services Group, Inc.
(a)
2,074 42,123
Alaska Air Group, Inc.
(a)
4,744 206,174
Albany International Corp., Class A 1,165 106,260
Alight, Inc., Class A
(a)
11,671 107,957
Allison Transmission Holdings, Inc. 3,445 168,082
API Group Corp.
(a)
7,547 171,770
Applied Industrial Technologies, Inc. 1,432 194,265
Arcosa , Inc. 1,779 120,154
Armstrong World Industries, Inc. 1,709 117,340
ASGN, Inc.
(a)
1,839 131,654
Atkore , Inc.
(a)
1,465 185,073
AZEK Co., Inc. (The), Class A
(a)
3,988 108,234
Beacon Roofing Supply, Inc.
(a)
1,907 114,763
Bloom Energy Corp., Class A
(a)
6,718 111,855
Boise Cascade Co. 1,471 100,484
Brady Corp., Class A 1,719 87,721
Brink's Co. (The) 1,715 107,788
BWX Technologies, Inc. 3,390 218,926
CACI International, Inc., Class A
(a)
882 276,348
Casella Waste Systems, Inc., Class A
(a)
1,894 168,566
CBIZ, Inc.
(a)
1,900 100,111
ChargePoint Holdings, Inc.
(a)(b)
9,858 85,469
Clean Harbors, Inc.
(a)
1,867 271,014
Comfort Systems USA, Inc. 1,330 198,822
Core & Main, Inc., Class A
(a)(b)
2,682 69,893
Crane NXT Co. 1,782 84,395
CSG Systems International, Inc. 1,120 59,002
Curtiss-Wright Corp. 1,435 243,706
Donaldson Co., Inc. 4,525 287,564
Driven Brands Holdings, Inc.
(a)
2,131 65,422
Dun & Bradstreet Holdings, Inc. 8,179 91,359
Dycom Industries, Inc.
(a)
1,098 101,697
EMCOR Group, Inc. 1,778 304,038
Encore Wire Corp. 678 105,992
EnerSys 1,518 125,948
EnPro Industries, Inc. 768 72,399
Esab Corp. 1,938 113,102
Evoqua Water Technologies Corp.
(a)
4,572 226,085
ExlService Holdings, Inc.
(a)
1,227 218,872
Exponent, Inc. 1,886 173,606
Federal Signal Corp. 2,265 116,376
First Advantage Corp.
(a)
2,090 26,877
Flowserve Corp. 4,879 162,910
Fluor Corp.
(a)(b)
5,259 152,827
Forward Air Corp. 990 104,455
Franklin Electric Co., Inc. 1,477 132,147
Frontier Group Holdings, Inc.
(a)
1,372 13,020
FTI Consulting, Inc.
(a)
1,289 232,664
Gates Industrial Corp. PLC
(a)
3,871 52,142

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 19.0% (continued)
GATX Corp. 1,302 148,311
GMS, Inc.
(a)
1,547 89,819
GXO Logistics, Inc.
(a)
4,447 236,269
Hayward Holdings, Inc.
(a)
4,308 51,868
Helios Technologies, Inc. 1,239 74,513
Herc Holdings, Inc. 932 93,219
Hexcel Corp. 3,134 225,899
Hillenbrand, Inc. 2,554 116,513
Hub Group, Inc., Class A
(a)
1,221 92,063
ICF International, Inc. 651 74,214
Insperity , Inc. 1,332 163,117
ITT, Inc. 3,098 261,595
JetBlue Airways Corp.
(a)
12,123 86,558
Joby Aviation, Inc.
(a)(b)
10,814 46,825
John Bean Technologies Corp. 1,193 129,691
Kadant , Inc. 434 80,650
KBR, Inc. 5,096 289,096
Kennametal, Inc. 3,012 78,191
Kirby Corp.
(a)
2,234 160,491
Korn Ferry 1,959 94,071
Landstar System, Inc. 1,333 234,648
Legalzoom.com, Inc.
(a)
3,623 33,984
Lyft, Inc., Class A
(a)(b)
11,943 122,416
ManpowerGroup , Inc. 1,887 142,865
MasTec , Inc.
(a)
2,195 194,938
Matson, Inc. 1,411 95,990
MAXIMUS, Inc. 2,251 188,296
McGrath RentCorp 917 81,503
MDU Resources Group, Inc. 7,566 221,078
Mercury Systems, Inc.
(a)
2,134 101,728
Moog, Inc., Class A 1,117 100,653
MSA Safety, Inc. 1,381 179,185
MSC Industrial Direct Co., Inc., Class A 1,758 159,503
Mueller Industries, Inc. 2,123 152,538
Nv5 Global, Inc.
(a)
468 44,334
nVent Electric PLC 6,189 259,505
Oshkosh Corp. 2,434 186,250
Parsons Corp.
(a)
1,246 54,201
Paycor HCM, Inc.
(a)
1,775 41,712
Resideo Technologies, Inc.
(a)
5,521 98,274
Rocket Lab USA, Inc.
(a)(b)
8,031 31,481
Rush Enterprises, Inc., Class A 1,596 84,764
Rush Enterprises, Inc., Class B 295 17,281
Ryder System, Inc. 1,879 148,742
Saia, Inc.
(a)
986 293,601
Schneider National, Inc., Class B 1,421 37,188
Science Applications International Corp. 2,049 209,059
Sensata Technologies Holding PLC 5,700 247,665
Simpson Manufacturing Co., Inc. 1,586 199,487
SiteOne Landscape Supply, Inc.
(a)
1,688 249,385
Spirit AeroSystems Holdings, Inc., Class A 3,975 118,296
Spirit Airlines, Inc. 4,156 71,068
SPX Technologies, Inc.
(a)
1,661 105,772
Stericycle, Inc.
(a)
3,444 157,219
Sterling Check Corp.
(a)(b)
882 9,914
SunPower Corp., Class A
(a)(b)
3,207 42,397
Sunrun , Inc.
(a)
7,965 167,584
Terex Corp. 2,488 110,940
Timken Co. (The) 2,450 188,282
Trex Co., Inc.
(a)
4,089 223,505
TriNet Group, Inc.
(a)
1,361 126,274
Trinity Industries, Inc. 2,973 71,203
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 19.0% (continued)
Triton International Ltd. 2,195 181,461
TTEC Holdings, Inc. 712 24,258
UFP Industries, Inc. 2,297 180,360
UniFirst Corp. 586 95,916
Univar Solutions, Inc.
(a)
6,061 215,165
Valmont Industries, Inc. 796 231,286
Verra Mobility Corp., Class A
(a)(b)
5,244 88,886
Vertiv Holdings Co., Class A 11,272 168,178
Watts Water Technologies, Inc., Class A 1,015 164,156
Werner Enterprises, Inc. 2,147 96,980
WESCO International, Inc. 1,674 241,056
Woodward, Inc. 2,216 212,780
XPO, Inc.
(a)
4,295 189,753
Zurn Elkay Water Solutions Corp. 5,349 115,271
18,097,011
Information Technology – 12.4%
ACI Worldwide, Inc.
(a)
4,194 106,234
Advanced Energy Industries, Inc. 1,393 120,494
Alarm.com Holdings, Inc.
(a)
1,891 90,182
Allegro MicroSystems , Inc.
(a)
2,432 86,993
Altair Engineering, Inc., Class A
(a)
1,963 135,545
Alteryx , Inc., Class A
(a)
2,310 95,010
Ambarella , Inc.
(a)
1,353 83,859
Amkor Technology, Inc. 3,798 84,961
Appfolio , Inc., Class A
(a)
713 99,549
Appian Corp., Class A
(a)
1,545 58,015
AppLovin Corp., Class A
(a)(b)
4,602 78,234
Asana, Inc., Class A
(a)
2,801 45,320
Avnet, Inc. 3,377 139,335
Badger Meter, Inc. 1,091 144,372
Belden, Inc. 1,588 125,277
Blackbaud , Inc.
(a)
1,673 116,031
BlackLine , Inc.
(a)
2,030 113,091
Box, Inc., Class A
(a)
5,318 140,714
Calix, Inc.
(a)
2,084 95,239
CCC Intelligent Solutions Holdings, Inc.
(a)
4,096 35,553
Cirrus Logic, Inc.
(a)
2,053 176,127
Clear Secure, Inc., Class A
(b)
2,895 70,030
Coherent Corp.
(a)
5,169 176,470
CommVault Systems, Inc.
(a)
1,660 96,728
Confluent, Inc., Class A
(a)
5,739 126,258
Cvent Holding Corp., Class A
(a)
2,314 19,461
DigitalOcean Holdings, Inc.
(a)(b)
2,285 72,069
Diodes, Inc.
(a)
1,692 134,852
Dolby Laboratories, Inc., Class A 2,260 189,139
DoubleVerify Holdings, Inc.
(a)
3,247 95,527
Dropbox, Inc., Class A
(a)
10,034 204,092
E2open Parent Holdings, Inc.
(a)(b)
6,187 38,916
Elastic NV
(a)
2,904 166,254
EngageSmart , Inc.
(a)
1,061 18,217
Envestnet , Inc.
(a)
2,081 131,894
Extreme Networks, Inc.
(a)
4,811 85,540
Fabrinet
(a)
1,359 129,037
Five9, Inc.
(a)
2,619 169,816
Gitlab , Inc., Class A
(a)
2,333 70,830
Guidewire Software, Inc.
(a)
3,038 231,465
Impinj , Inc.
(a)
793 70,109
Informatica , Inc., Class A
(a)
1,476 22,819
Insight Enterprises, Inc.
(a)
1,123 135,827
Instructure Holdings, Inc.
(a)
594 15,759
IPG Photonics Corp.
(a)
1,205 138,551

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 12.4% (continued)
Itron , Inc.
(a)
1,717 91,688
Jamf Holding Corp.
(a)
1,664 31,483
JFrog Ltd.
(a)
2,208 41,003
Kulicke & Soffa Industries, Inc. 2,190 104,375
Kyndryl Holdings, Inc.
(a)
7,608 110,012
Lattice Semiconductor Corp.
(a)
5,114 407,586
Littelfuse , Inc. 925 224,072
Lumentum Holdings, Inc.
(a)
2,545 122,796
MACOM Technology Solutions Holdings, Inc.
(a)
1,925 112,304
MaxLinear , Inc., Class A
(a)
2,684 64,765
Microstrategy , Inc., Class A
(a)(b)
357 117,232
MKS Instruments, Inc. 2,119 177,720
National Instruments Corp. 4,877 283,988
nCino , Inc.
(a)(b)
2,904 71,816
NCR Corp.
(a)
5,178 115,418
NetScout Systems, Inc.
(a)
2,561 69,685
New Relic, Inc.
(a)
2,192 156,662
Novanta , Inc.
(a)
1,328 202,971
Nutanix , Inc., Class A
(a)
8,561 205,293
Onto Innovation, Inc.
(a)
1,834 148,517
PagerDuty , Inc.
(a)
3,049 91,653
Pegasystems , Inc. 1,488 67,883
Perficient , Inc.
(a)
1,309 84,980
Plexus Corp.
(a)
1,012 88,520
Power Integrations, Inc. 2,130 155,021
PowerSchool Holdings, Inc., Class A
(a)
1,478 30,861
Progress Software Corp.
(b)
1,610 88,357
Q2 Holdings, Inc.
(a)
2,188 53,869
Qualtrics International, Inc., Class A
(a)
4,181 74,965
Qualys , Inc.
(a)
1,284 145,015
Rambus, Inc.
(a)
3,997 177,227
Rapid7, Inc.
(a)
2,250 109,372
RingCentral, Inc., Class A
(a)
2,845 78,408
Sabre Corp.
(a)(b)
12,312 49,248
Sanmina Corp.
(a)
2,133 111,471
SentinelOne , Inc., Class A
(a)
8,116 130,424
Silicon Laboratories, Inc.
(a)
1,240 172,732
SiTime Corp.
(a)
591 64,106
Smartsheet , Inc., Class A
(a)
4,874 199,200
Sprout Social, Inc., Class A
(a)
1,785 87,929
SPS Commerce, Inc.
(a)
1,342 197,677
Squarespace, Inc., Class A
(a)
1,553 48,298
Super Micro Computer, Inc.
(a)
1,735 182,921
Synaptics , Inc.
(a)
1,489 131,866
Tenable Holdings, Inc.
(a)
4,202 155,432
Teradata Corp.
(a)
3,801 147,137
Thoughtworks Holding, Inc.
(a)
2,434 15,164
UiPath , Inc., Class A
(a)(b)
13,218 186,109
Universal Display Corp. 1,618 215,938
Varonis Systems, Inc., Class B
(a)
4,154 96,207
Verint Systems, Inc.
(a)
2,432 88,744
Viasat , Inc.
(a)
2,847 99,730
Viavi Solutions, Inc.
(a)
8,266 74,063
Vishay Intertechnology , Inc. 4,751 101,149
Vontier Corp. 5,864 159,090
Workiva , Inc., Class A
(a)
1,704 159,188
Xerox Holdings Corp. 4,276 67,005
11,826,140
Materials – 5.8%
Alpha Metallurgical Resources, Inc. 533 78,117
Arconic Corp.
(a)
3,799 94,025
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Materials – 5.8% (continued)
Ashland, Inc. 1,869 189,909
ATI, Inc.
(a)
4,785 184,797
Avient Corp. 3,144 121,075
Axalta Coating Systems Ltd.
(a)
8,214 259,316
Balchem Corp. 1,186 155,840
Berry Global Group, Inc. 4,509 260,665
Cabot Corp. 2,107 151,198
Chemours Co. (The) 5,569 161,891
Commercial Metals Co. 4,381 204,549
Eagle Materials, Inc. 1,363 202,010
Element Solutions, Inc. 8,411 152,660
Ginkgo Bioworks Holdings, Inc.
(a)(b)
37,554 45,816
Graphic Packaging Holding Co. 11,423 281,691
Greif, Inc., Class A 953 59,839
Greif, Inc., Class B 230 18,110
HB Fuller Co. 2,013 133,200
Hecla Mining Co. 21,153 127,976
Huntsman Corp. 6,737 180,484
Ingevity Corp.
(a)
1,300 93,262
Innospec , Inc. 947 96,244
Livent Corp.
(a)(b)
6,722 146,876
Louisiana-Pacific Corp. 2,680 160,103
Minerals Technologies, Inc. 1,237 73,305
MP Materials Corp.
(a)(b)
3,385 73,353
NewMarket Corp. 248 99,101
O-I Glass, Inc., Class I
(a)
5,656 127,090
Quaker Chemical Corp.
(b)
502 93,688
Royal Gold, Inc. 2,455 325,140
Scotts Miracle-GRO Co. (The) 1,525 101,885
Sensient Technologies Corp. 1,597 118,913
Silgan Holdings, Inc. 3,094 152,410
Sonoco Products Co. 3,632 220,172
Stepan Co. 775 71,455
Summit Materials, Inc., Class A
(a)
4,341 118,987
Sylvamo Corp. 1,245 57,046
Tronox Holdings PLC, Class A 4,169 57,074
United States Steel Corp. 8,401 192,215
Worthington Industries, Inc. 1,138 67,586
5,509,073
Real Estate – 5.6%
Agree Realty Corp.
(c)
3,278 222,871
Apartment Income REIT Corp.
(c)
5,531 204,536
Apple Hospitality REIT, Inc.
(c)
7,947 118,331
Broadstone NET Lease, Inc., Class A
(c)
6,353 102,728
Corporate Office Properties Trust
(c)
4,159 95,200
Cousins Properties, Inc.
(c)
5,621 122,594
Cushman & Wakefield PLC
(a)(b)
6,002 59,120
DiamondRock Hospitality Co.
(c)
7,927 64,288
DigitalBridge Group, Inc. 5,480 68,116
Douglas Emmett, Inc.
(c)
6,621 85,279
EPR Properties
(c)
2,739 114,928
Equity Commonwealth
(c)
4,105 85,056
Essential Properties Realty Trust, Inc.
(c)
5,295 131,051
eXp World Holdings, Inc.
(b)
2,727 31,879
First Industrial Realty Trust, Inc.
(c)
4,928 258,572
Four Corners Property Trust, Inc.
(c)
3,150 80,357
Highwoods Properties, Inc.
(c)
3,978 91,176
Howard Hughes Corp. (The)
(a)
1,289 99,730
Independence Realty Trust, Inc.
(c)
8,372 139,394
Innovative Industrial Properties, Inc., Class A
(c)
1,065 73,006
JBG SMITH Properties
(c)
3,678 52,485

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Real Estate – 5.6% (continued)
Kennedy-Wilson Holdings, Inc. 4,286 71,919
Kilroy Realty Corp.
(c)
3,923 114,709
Kite Realty Group Trust
(c)
8,168 169,241
LXP Industrial Trust, Class B
(c)
10,353 97,318
Macerich Co. (The)
(c)
8,079 80,709
National Health Investors, Inc.
(c)
1,598 79,532
National Storage Affiliates Trust
(c)
3,152 121,510
Outfront Media, Inc.
(c)
5,517 91,913
Park Hotels & Resorts, Inc.
(c)
8,267 99,617
Pebblebrook Hotel Trust
(c)
4,927 70,111
Phillips Edison & Co., Inc.
(c)
4,395 138,618
Physicians Realty Trust
(c)
8,542 123,176
PotlatchDeltic Corp.
(b)(c)
3,018 139,522
Rayonier, Inc.
(c)
5,470 171,539
Retail Opportunity Investments Corp.
(c)
4,693 61,150
RLJ Lodging Trust
(c)
5,992 60,519
Ryman Hospitality Properties, Inc.
(c)
2,059 184,610
Sabra Health Care REIT, Inc.
(c)
8,742 99,659
Safehold , Inc.
(c)
1,494 41,414
SITE Centers Corp.
(c)
6,826 84,233
SL Green Realty Corp.
(c)
2,429 57,494
Spirit Realty Capital, Inc.
(c)
5,168 198,761
St. Joe Co. (The) 1,240 50,964
STAG Industrial, Inc.
(b)(c)
6,701 226,963
Sunstone Hotel Investors, Inc.
(c)
7,929 75,563
Terreno Realty Corp.
(c)
2,709 166,847
Uniti Group, Inc.
(c)
8,979 30,708
Vornado Realty Trust
(b)(c)
6,057 90,916
WeWork , Inc., Class A
(a)(b)
8,854 3,732
Xenia Hotels & Resorts, Inc.
(c)
4,155 52,602
5,356,266
Utilities – 3.2%
ALLETE, Inc. 2,135 133,181
American States Water Co. 1,376 122,120
Avista Corp. 2,725 120,091
Black Hills Corp. 2,427 158,459
California Water Service Group 2,026 113,618
Chesapeake Utilities Corp. 671 82,869
Clearway Energy, Inc., Class A 1,309 37,935
Clearway Energy, Inc., Class C
(b)
3,099 94,117
Hawaiian Electric Industries, Inc. 4,097 160,643
IDACORP, Inc. 1,890 210,017
MGE Energy, Inc. 1,344 102,964
Montauk Renewables, Inc.
(a)
2,256 15,002
National Fuel Gas Co. 3,422 191,290
New Jersey Resources Corp. 3,623 187,092
NorthWestern Corp. 2,144 125,681
ONE Gas, Inc. 2,011 154,746
Ormat Technologies, Inc. 1,950 167,330
Otter Tail Corp.
(b)
1,555 111,882
PNM Resources, Inc. 3,199 153,968
Portland General Electric Co. 3,337 168,919
SJW Group 990 75,161
Southwest Gas Holdings, Inc. 2,415 135,240
Spire, Inc. 1,954 132,344
Sunnova Energy International, Inc.
(a)(b)
3,692 66,308
3,020,977
Total Common Stocks (cost $104,729,826) 95,108,873
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.81%
(d)(e)
(cost $129,126) 129,126 129,126
Investment of Cash Collateral for Securities Loaned – 2.3%
Registered Investment Companies – 2.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.81%
(d)(e)
(cost $2,140,497) 2,140,497 2,140,497
Total Investments (cost $106,999,449) 102.2% 97,378,496
Liabilities, Less Cash and Receivables (2.2)% (2,051,216)
Net Assets 100.0% 95,327,280
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2023, the value of the fund’s securities on loan was $6,703,206 and the value of the collateral was $6,812,773, consisting of cash collateral of $2,140,497 and U.S. Government & Agency securities valued at $4,672,276.
In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of April 30, 2023.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:
Description
Value
10/31/22 Purchases ($)
1
Sales ($)
Value
4/30/23
Dividends/
Distributions ($)
Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 65,751 1,244,601 (1,181,226) 129,126 3,035
Investment of Cash Collateral for
Securities Loaned – 2.3%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 714,417 6,224,924 (4,798,844) 2,140,497 52,382
2
Total – 2.4% 780,168 7,469,525 (5,980,070) 2,269,623 55,417
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Industrials 19.0
Financials 15.0
Consumer Discretionary 14.8
Health Care 13.3
Information Technology 12.4
Materials 5.8
Real Estate 5.6
Energy 3.9
Consumer Staples 3.8
Utilities 3.2
Communication Services 3.0
Registered Investment Companies 2.4
102.2
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
Russell 2000 E-mini 2 6/16/2023 179,298 177,480 (1,818)

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 99.0%
Australia – 6.3%
ANZ Group Holdings Ltd. 82,918 1,334,294
APA Group 33,510 227,652
Aristocrat Leisure Ltd. 18,037 451,879
ASX Ltd. 5,005 226,469
BHP Group Ltd. 12,756 374,851
BHP Group Ltd. 129,370 3,795,948
Brambles Ltd. 38,998 367,249
Cochlear Ltd. 1,851 301,699
Coles Group Ltd. 38,490 462,938
Commonwealth Bank of Australia 47,108 3,093,214
Computershare Ltd. 15,678 232,082
CSL Ltd. 13,492 2,680,033
Endeavour Group Ltd. 41,013 184,033
Fortescue Metals Group Ltd. 47,285 654,340
Goodman Group
(a)
48,298 616,333
Insurance Australia Group Ltd. 68,105 224,136
Macquarie Group Ltd. 10,094 1,218,057
Mineral Resources Ltd. 4,424 215,411
National Australia Bank Ltd. 88,437 1,685,516
Newcrest Mining Ltd. 25,890 494,805
Northern Star Resources Ltd. 31,471 279,936
Pilbara Minerals Ltd. 72,247 202,437
Qantas Airways Ltd.
(b)
27,755 121,057
QBE Insurance Group Ltd. 41,540 420,835
Ramsay Health Care Ltd. 5,052 215,909
REA Group Ltd. 1,629 151,672
Rio Tinto Ltd. 10,227 758,644
Santos Ltd. 95,367 445,575
Scentre Group
(a)
147,092 279,953
Sonic Healthcare Ltd. 14,005 328,005
South32 Ltd. 124,858 349,853
Suncorp Group Ltd. 36,362 299,893
Telstra Group Ltd. 115,968 334,906
Transurban Group 85,723 849,186
Wesfarmers Ltd. 30,546 1,049,085
Westpac Banking Corp. 98,912 1,468,777
Wisetech Global Ltd. 4,891 221,601
Woodside Energy Group Ltd. 51,538 1,147,105
Woodside Energy Group Ltd. 2,305 52,351
Woolworths Group Ltd. 33,717 865,207
28,682,926
Austria – 0.1%
Erste Group Bank AG 10,258 372,699
OMV AG 4,195 198,403
Verbund AG 938 83,776
654,878
Belgium – 0.9%
Anheuser-Busch InBev SA/NV 27,763 1,811,430
D'ieteren Group 607 114,257
Elia Group SA 1,045 143,517
Groupe Bruxelles Lambert NV 2,790 250,416
KBC Group NV 9,397 672,044
Sofina SA 470 107,823
Solvay SA, Class A 2,090 251,155
UCB SA 3,464 322,843
Umicore SA 5,857 192,432
3,865,917
Canada – 10.0%
Agnico Eagle Mines Ltd. 13,765 780,047
Alimentation Couche-Tard, Inc. 21,833 1,088,511
Bank of Montreal 19,914 1,793,185
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Canada – 10.0% (continued)
Bank of Nova Scotia (The) 33,615 1,676,165
Barrick Gold Corp. 49,594 941,931
BCE, Inc. 8,882 426,451
Brookfield Asset Management Ltd., Class A 10,061 336,924
Brookfield Corp., Class A 40,281 1,305,576
Canadian Imperial Bank of Commerce 24,452 1,024,016
Canadian National Railway Co. 16,907 2,013,183
Canadian Natural Resources Ltd. 30,770 1,873,016
Canadian Pacific Kansas City Ltd. 26,014 2,048,437
Cenovus Energy, Inc. 38,013 637,334
CGI, Inc., Class A
(b)
5,976 605,883
Constellation Software, Inc. 553 1,081,218
Dollarama, Inc. 7,860 486,331
Enbridge, Inc. 56,184 2,231,536
First Quantum Minerals Ltd. 16,121 391,288
Fortis, Inc. 13,824 606,348
Franco-Nevada Corp. 5,396 817,894
George Weston Ltd. 1,859 249,347
Great-West Lifeco, Inc. 8,512 241,748
Hydro One Ltd.
(c)
9,145 267,547
Imperial Oil Ltd. 4,873 248,123
Intact Financial Corp. 4,896 739,797
Loblaw Cos. Ltd. 4,407 414,056
Magna International, Inc. 7,115 370,570
Manulife Financial Corp. 52,255 1,030,614
Metro, Inc., Class A 6,900 392,847
National Bank of Canada 9,316 693,943
Nutrien Ltd. 14,623 1,013,357
Pembina Pipeline Corp. 15,130 497,529
Power Corp. of Canada 15,854 424,199
Restaurant Brands International, Inc. 8,643 605,259
Rogers Communications, Inc., Class B 9,963 491,722
Royal Bank of Canada 38,885 3,856,390
Shopify, Inc., Class A
(b)
33,751 1,633,426
Sun Life Financial, Inc. 16,685 817,581
Suncor Energy, Inc. 38,171 1,193,846
TC Energy Corp. 27,750 1,152,107
Teck Resources Ltd., Class B 12,397 576,845
TELUS Corp. 13,805 292,324
Thomson Reuters Corp. 4,397 577,578
Toronto-Dominion Bank (The) 50,073 3,029,928
Tourmaline Oil Corp., Class Common
Subscription Receipt 8,601 386,008
Waste Connections, Inc. 7,173 996,700
Wheaton Precious Metals Corp. 12,620 622,021
WSP Global, Inc. 3,480 458,791
45,439,477
Chile – 0.0%
Antofagasta PLC 10,099 185,387
China – 0.1%
Wuxi Biologics Cayman, Inc.
(b)(c)
100,500 594,686
Denmark – 2.8%
AP Moller - Maersk A/S, Class A 82 146,357
AP Moller - Maersk A/S, Class B 161 290,817
Carlsberg A/S, Class B 2,686 444,597
Coloplast A/S, Class B 3,419 492,748
Danske Bank A/S
(b)
19,513 412,006
DSV A/S 5,026 945,823
Genmab A/S
(b)
1,814 746,955

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Denmark – 2.8% (continued)
Novo Nordisk A/S, Class B 45,956 7,655,136
Novozymes A/S, Class B 5,405 281,326
Orsted A/S
(c)
5,362 481,772
Tryg A/S 11,039 260,797
Vestas Wind Systems A/S
(b)
28,443 785,550
12,943,884
Finland – 1.1%
Elisa OYJ 4,522 281,165
Fortum OYJ 12,531 187,176
Kesko OYJ, Class A 4,118 85,561
Kesko OYJ, Class B 8,237 171,915
Kone OYJ, Class B 10,785 615,571
Neste OYJ 11,864 575,518
Nokia OYJ 145,968 619,131
Nordea Bank Abp 88,338 980,246
Sampo OYJ, Class A 13,204 669,967
Stora ENSO OYJ, Class A 596 7,962
Stora ENSO OYJ, Class R 18,367 233,187
UPM-Kymmene OYJ 14,802 472,265
4,899,664
France – 11.2%
Aeroports de Paris
(b)
796 126,632
Air Liquide SA 14,678 2,644,244
Airbus SE 17,288 2,426,580
AXA SA 55,775 1,820,785
BNP Paribas SA 31,860 2,060,805
Bollore SE 26,275 177,526
Capgemini SE 4,310 784,631
Carrefour SA 16,589 345,406
CIE de Saint-Gobain 14,280 826,405
CIE Generale des Etablissements Michelin SCA 20,078 639,047
Credit Agricole SA 40,121 490,949
Danone SA 17,193 1,138,671
Dassault Aviation SA 657 128,600
Dassault Systemes SE 19,677 796,595
Edenred 7,021 456,698
Engie SA 52,202 836,569
EssilorLuxottica SA 8,581 1,699,527
Hermes International 979 2,125,742
Kering SA 2,029 1,298,533
Legrand SA 7,658 724,542
L'Oreal SA 7,049 3,367,691
LVMH Moet Hennessy Louis Vuitton SE 7,321 7,039,734
Orange SA 52,176 680,627
Pernod Ricard SA 5,631 1,301,757
Publicis Groupe SA 6,778 554,632
Safran SA 9,844 1,531,699
Sanofi 32,192 3,553,985
Sartorius Stedim Biotech 695 186,065
Schneider Electric SE 16,027 2,792,428
Societe Generale SA 20,676 502,748
Sodexo SA 2,388 256,253
Teleperformance 1,705 340,322
Thales SA 3,008 459,602
TotalEnergies SE 65,295 4,176,631
Veolia Environnement SA 19,057 603,605
Vinci SA 14,869 1,841,799
50,738,065
Germany – 6.8%
adidas AG 4,797 844,374
Allianz SE 11,399 2,862,334
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Germany – 6.8% (continued)
BASF SE 25,211 1,303,969
Bayer AG 27,482 1,813,120
Bayerische Motoren Werke AG 9,111 1,020,335
Beiersdorf AG 2,801 391,484
Daimler Truck Holding AG
(b)
14,868 491,442
Deutsche Bank AG 58,932 646,899
Deutsche Boerse AG 5,303 1,012,242
Deutsche Post AG 28,073 1,348,793
Deutsche Telekom AG 98,384 2,376,509
E.ON SE 61,889 820,245
Fresenius SE & Co. KGaA 11,812 341,919
Hannover Rueck SE 1,671 357,149
Henkel AG & Co. KGaA 3,304 244,390
Infineon Technologies AG 36,804 1,336,979
Mercedes-Benz Group AG 21,887 1,705,437
Merck KGaA 3,498 627,732
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 3,852 1,448,008
RWE AG 19,033 894,076
SAP SE 30,274 4,106,275
Siemens AG 20,979 3,448,635
Siemens Healthineers AG
(c)
7,894 491,697
Symrise AG, Class A 3,527 426,176
Vantage Towers AG 1,545 55,469
Vonovia SE 19,744 427,772
30,843,460
Hong Kong – 2.2%
AIA Group Ltd. 326,200 3,530,069
Budweiser Brewing Co. APAC Ltd.
(c)(d)
48,800 140,496
CK Asset Holdings Ltd. 55,000 324,399
CK Hutchison Holdings Ltd. 77,000 514,975
CK Infrastructure Holdings Ltd. 18,500 105,110
CLP Holdings Ltd. 45,500 338,501
Galaxy Entertainment Group Ltd.
(b)
57,000 402,999
Hang Seng Bank Ltd. 20,600 304,674
Henderson Land Development Co. Ltd. 38,000 135,059
Hong Kong & China Gas Co. Ltd. 302,507 268,213
Hong Kong Exchanges & Clearing Ltd. 32,900 1,357,928
Jardine Matheson Holdings Ltd. 6,800 327,760
Link REIT
(a)
70,903 462,456
MTR Corp. Ltd. 44,500 221,936
Sun Hung Kai Properties Ltd. 42,000 583,192
Techtronic Industries Co. Ltd. 51,000 548,338
Wharf Real Estate Investment Co. Ltd. 44,000 252,793
9,818,898
Ireland – 0.9%
CRH PLC 20,659 998,511
Experian PLC 27,501 971,303
Flutter Entertainment PLC
(b)
4,318 863,314
James Hardie Industries PLC, CDI 13,020 288,157
Kerry Group PLC, Class A 4,118 433,895
Kingspan Group PLC 4,466 309,139
3,864,319
Israel – 0.4%
Azrieli Group Ltd. 1,154 66,642
Bank Hapoalim BM 34,779 296,197
Bank Leumi Le-Israel BM 41,520 325,177
Elbit Systems Ltd. 651 119,604
ICL Group Ltd. 20,357 124,556
Israel Discount Bank Ltd., Class A 34,500 169,348
Mizrahi Tefahot Bank Ltd. 3,977 129,050

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Israel – 0.4% (continued)
Nice Ltd.
(b)
1,728 354,111
Teva Pharmaceutical Industries Ltd.
(b)
30,914 257,160
1,841,845
Italy – 1.9%
Assicurazioni Generali SpA 33,162 691,211
Davide Campari-Milano NV 16,002 206,341
ENEL SpA 207,434 1,419,611
ENI SpA 71,055 1,078,298
Ferrari NV 3,503 975,720
Infrastrutture Wireless Italiane SpA
(c)
11,420 158,793
Intesa Sanpaolo SpA 483,215 1,272,054
Moncler SpA 5,928 439,528
Nexi SpA
(b)(c)
24,813 205,615
Poste Italiane SpA
(c)
13,886 144,501
Prysmian SpA 7,436 304,319
Snam SpA 56,233 312,888
Terna Rete Elettrica Nazionale SpA 39,876 346,020
UniCredit SpA 53,752 1,064,596
8,619,495
Japan – 20.0%
Advantest Corp.
(d)
5,100 394,771
AEON Co. Ltd. 24,500 497,953
AGC, Inc. 6,700 248,485
Aisin Corp. 5,500 160,559
Ajinomoto Co., Inc. 15,100 541,721
ANA Holdings, Inc.
(b)
4,200 91,224
Asahi Group Holdings Ltd. 14,100 542,917
Asahi Kasei Corp. 37,300 262,345
Astellas Pharma, Inc. 49,000 736,988
Bandai Namco Holdings, Inc. 19,500 440,796
Bridgestone Corp. 16,700 666,945
Canon, Inc. 28,500 677,729
Capcom Co. Ltd. 4,300 161,370
Central Japan Railway Co. 5,800 717,519
Chubu Electric Power Co., Inc. 21,500 239,845
Chugai Pharmaceutical Co. Ltd. 16,800 432,323
Dai Nippon Printing Co. Ltd. 7,900 226,270
Dai-ichi Life Holdings, Inc. 29,200 539,224
Daiichi Sankyo Co. Ltd. 54,800 1,870,199
Daikin Industries Ltd. 8,200 1,482,642
Daito Trust Construction Co. Ltd. 1,900 179,584
Daiwa House Industry Co. Ltd. 19,300 489,994
Daiwa Securities Group, Inc. 41,500 191,705
Denso Corp. 14,300 856,015
Dentsu Group, Inc. 7,000 250,615
Disco Corp. 2,500 282,929
East Japan Railway Co. 10,400 596,053
Eisai Co. Ltd. 8,200 471,712
ENEOS Holdings, Inc. 89,200 315,752
FANUC Corp. 26,900 906,577
Fast Retailing Co. Ltd. 5,300 1,245,937
Fujifilm Holdings Corp. 10,600 549,598
Fujitsu Ltd. 5,100 676,429
Hamamatsu Photonics KK 4,100 216,194
Hankyu Hanshin Holdings, Inc. 7,100 220,824
Hitachi Ltd. 26,100 1,434,719
Honda Motor Co. Ltd. 47,800 1,259,548
Hoya Corp. 10,100 1,054,023
Idemitsu Kosan Co. Ltd. 6,200 131,226
INPEX Corp. 29,200 315,879
Isuzu Motors Ltd. 17,100 199,802
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Japan – 20.0% (continued)
ITOCHU Corp. 41,100 1,355,864
Japan Airlines Co. Ltd. 3,800 72,168
Japan Exchange Group, Inc. 15,000 242,298
Japan Post Bank Co. Ltd. 37,500 298,810
Japan Post Holdings Co. Ltd. 66,800 548,470
Japan Tobacco, Inc. 30,600 656,990
Kansai Electric Power Co., Inc. (The) 23,300 251,540
KAO Corp. 11,800 477,061
KDDI Corp. 44,100 1,375,807
Keyence Corp. 5,600 2,512,834
Kikkoman Corp. 5,000 294,863
Kintetsu Group Holdings Co. Ltd. 5,000 168,546
Kirin Holdings Co. Ltd. 21,900 355,283
Komatsu Ltd. 27,300 670,445
Konami Group Corp. 3,000 147,395
Kose Corp. 1,100 127,720
Kubota Corp. 32,100 482,802
Kyocera Corp. 9,900 517,012
Kyowa Kirin Co. Ltd. 7,500 166,342
Lasertec Corp. 2,200 297,286
M3, Inc. 11,900 290,148
Marubeni Corp. 47,500 669,776
MEIJI Holdings Co. Ltd. 8,400 202,651
Minebea Mitsumi, Inc. 11,500 211,141
Misumi Group, Inc. 8,200 205,354
Mitsubishi Chemical Group Corp. 38,800 226,392
Mitsubishi Corp. 41,100 1,514,632
Mitsubishi Electric Corp. 59,500 733,672
Mitsubishi Estate Co. Ltd. 34,400 422,405
Mitsubishi HC Capital, Inc. 19,900 102,887
Mitsubishi Heavy Industries Ltd. 9,200 346,406
Mitsubishi UFJ Financial Group, Inc. 340,000 2,129,666
Mitsui & Co. Ltd. 44,600 1,385,183
Mitsui Fudosan Co. Ltd. 26,500 523,714
Mitsui OSK Lines Ltd. 10,300 254,162
Mizuho Financial Group, Inc. 70,660 1,019,696
MonotaRO Co. Ltd. 7,200 108,292
MS&AD Insurance Group Holdings, Inc. 12,600 411,317
Murata Manufacturing Co. Ltd. 18,100 1,047,464
NEC Corp. 7,700 294,621
Nexon Co. Ltd. 13,000 293,100
Nidec Corp. 13,800 679,435
Nintendo Co. Ltd. 32,500 1,365,494
Nippon Building Fund, Inc.
(a)
45 188,374
Nippon Paint Holdings Co. Ltd. 29,600 265,860
Nippon Sanso Holdings Corp. 6,400 114,684
Nippon Steel Corp. 26,500 563,026
Nippon Telegraph & Telephone Corp. 33,700 1,026,852
Nippon Yusen KK 14,100 331,673
Nissan Chemical Corp. 4,000 176,844
Nissan Motor Co. Ltd. 68,800 248,694
Nissin Foods Holdings Co. Ltd. 2,400 231,249
Nitori Holdings Co. Ltd. 2,500 318,823
Nitto Denko Corp. 4,200 270,202
Nomura Holdings, Inc. 83,200 296,896
Nomura Research Institute Ltd. 11,500 288,841
NTT Data Corp. 19,000 256,608
OBIC Co. Ltd. 1,900 291,771
Olympus Corp. 35,400 615,500
Omron Corp. 5,800 338,293
ONO Pharmaceutical Co. Ltd. 13,000 261,976
Oracle Corp. Japan 900 64,444

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Japan – 20.0% (continued)
Oriental Land Co. Ltd. 33,500 1,180,674
ORIX Corp. 33,800 570,925
Osaka Gas Co. Ltd. 12,800 211,884
Otsuka Corp. 3,500 126,850
Otsuka Holdings Co. Ltd. 14,400 486,574
Pan Pacific International Holdings Corp. 14,800 275,425
Panasonic Holdings Corp. 64,700 605,115
Rakuten Group, Inc. 27,400 135,828
Recruit Holdings Co. Ltd. 47,800 1,342,395
Renesas Electronics Corp.
(b)
39,100 508,833
Resona Holdings, Inc. 66,100 327,527
ROHM Co. Ltd. 2,500 186,906
Secom Co. Ltd. 6,400 408,822
Sekisui House Ltd. 19,400 397,503
Seven & i Holdings Co. Ltd. 22,500 1,015,404
SG Holdings Co. Ltd. 14,200 203,773
Shimadzu Corp. 8,000 248,522
Shimano, Inc. 2,400 370,492
Shin-Etsu Chemical Co. Ltd. 57,000 1,617,090
Shionogi & Co. Ltd. 8,100 361,262
Shiseido Co. Ltd. 10,900 544,420
SMC Corp. 1,700 845,849
SoftBank Corp. 73,400 825,558
SoftBank Group Corp. 33,100 1,238,287
Sompo Holdings, Inc. 9,600 398,552
Sony Group Corp. 35,300 3,326,104
Subaru Corp. 17,000 274,043
Sumitomo Corp. 35,300 629,186
Sumitomo Electric Industries Ltd. 22,600 286,141
Sumitomo Metal Mining Co. Ltd. 7,900 290,611
Sumitomo Mitsui Financial Group, Inc. 38,000 1,548,577
Sumitomo Mitsui Trust Holdings, Inc. 10,700 384,183
Sumitomo Realty & Development Co. Ltd. 13,400 310,976
Suntory Beverage & Food Ltd. 3,700 138,854
Suzuki Motor Corp. 13,900 479,683
Sysmex Corp. 4,700 300,505
Takeda Pharmaceutical Co. Ltd. 44,400 1,471,250
TDK Corp. 11,000 375,243
Terumo Corp. 21,000 625,535
TIS, Inc. 6,300 172,115
Toho Co. Ltd. 3,700 146,462
Tokio Marine Holdings, Inc. 56,900 1,136,621
Tokyo Electron Ltd. 13,300 1,513,484
Tokyo Gas Co. Ltd. 11,400 233,668
Tokyu Corp. 17,000 239,459
Toray Industries, Inc. 46,200 260,476
Toshiba Corp. 12,100 390,996
Toyota Industries Corp. 5,800 334,374
Toyota Motor Corp. 352,900 4,812,803
Toyota Tsusho Corp. 6,700 276,040
Trend Micro, Inc. 3,800 184,746
Unicharm Corp. 12,100 486,613
West Japan Railway Co. 7,100 307,172
Yakult Honsha Co. Ltd. 4,500 338,082
Yamaha Corp. 4,900 191,804
Yamaha Motor Co. Ltd. 10,000 257,041
Yaskawa Electric Corp. 7,700 311,585
Z Holdings Corp. 79,900 217,464
ZOZO, Inc. 3,500 73,411
91,144,471
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Luxembourg – 0.2%
ArcelorMittal SA 16,188 459,476
Eurofins Scientific SE
(d)
3,696 258,125
Tenaris SA 12,497 180,046
897,647
Macau – 0.1%
Sands China Ltd.
(b)
67,200 238,413
Netherlands – 3.9%
Adyen NV
(b)(c)
849 1,360,949
Argenx SE
(b)
1,528 588,224
ASML Holding NV 11,214 7,100,054
Heineken Holding NV 3,260 312,936
Heineken NV 6,772 777,905
ING Groep NV 103,371 1,278,158
JDE Peet's NV 3,959 120,632
Koninklijke Ahold Delhaize NV 27,714 955,212
NN Group NV 7,885 293,968
Prosus NV 32,587 2,441,687
Stellantis NV 60,199 996,892
Universal Music Group NV 21,647 473,424
Wolters Kluwer NV 7,274 964,861
17,664,902
New Zealand – 0.2%
Auckland International Airport Ltd.
(b)
33,851 184,827
Fisher & Paykel Healthcare Corp. Ltd. 15,950 272,690
Meridian Energy Ltd. 32,014 107,963
Spark New Zealand Ltd. 56,666 183,049
748,529
Norway – 0.6%
Adevinta ASA, Class B
(b)
6,630 50,852
AKER BP ASA 8,980 213,768
AutoStore Holdings Ltd.
(b)(c)
27,079 57,825
DNB Bank ASA 26,226 459,214
Equinor ASA 28,738 819,849
Gjensidige Forsikring ASA 5,179 89,763
Kongsberg Gruppen ASA 2,531 113,114
Mowi ASA 12,334 234,310
Norsk Hydro ASA 38,497 281,658
Orkla ASA 18,649 133,617
Telenor ASA 18,350 228,193
Var Energi ASA 9,790 25,549
Yara International ASA 4,759 190,875
2,898,587
Poland – 0.1%
Dino Polska SA
(b)(c)
1,460 148,973
Polski Koncern Naftowy ORLEN SA 15,395 235,294
Powszechna Kasa Oszczednosci Bank Polski
SA 25,269 195,295
Santander Bank Polska SA 1,035 84,356
663,918
Portugal – 0.1%
EDP - Energias de Portugal SA 82,991 458,109
Jeronimo Martins SGPS SA 7,816 197,600
655,709
Russia – 0.0%
Evraz PLC
(b),(e)
2,845 0
Singapore – 1.2%
CapitaLand Ascendas REIT
(a)
91,796 196,782
CapitaLand Ascott Trust 4,139 3,351

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Singapore – 1.2% (continued)
CapitaLand Integrated Commercial Trust
(a)
142,054 216,145
CapitaLand Investment Ltd. 72,600 202,430
DBS Group Holdings Ltd. 51,263 1,261,066
Genting Singapore Ltd. 154,800 131,113
Great Eastern Holdings Ltd. 1,400 17,871
Jardine Cycle & Carriage Ltd. 2,100 53,328
Keppel Corp. Ltd. 29,700 137,353
Oversea-Chinese Banking Corp. Ltd. 114,319 1,077,939
Singapore Airlines Ltd. 36,000 157,853
Singapore Exchange Ltd. 23,000 164,981
Singapore Technologies Engineering Ltd. 44,100 119,658
Singapore Telecommunications Ltd. 200,000 382,266
United Overseas Bank Ltd. 43,400 917,999
Wilmar International Ltd. 89,700 264,229
5,304,364
Spain – 2.4%
Aena SME SA
(c)
2,133 360,053
Amadeus IT Group SA
(b)
12,470 877,498
Banco Bilbao Vizcaya Argentaria SA 169,535 1,244,654
Banco Santander SA 469,372 1,651,197
CaixaBank SA 112,611 416,728
Cellnex Telecom SA
(c)
16,668 702,382
Corp. Acciona Energias Renovables SA 1,592 57,226
EDP Renovaveis SA 6,098 135,721
Endesa SA 9,133 205,387
Ferrovial SA 13,686 429,557
Iberdrola SA 164,581 2,140,389
Industria de Diseno Textil SA 30,702 1,056,165
Naturgy Energy Group SA 5,572 174,086
Repsol SA 36,748 541,402
Telefonica SA 163,514 744,640
10,737,085
Sweden – 2.9%
ALFA Laval AB 8,090 296,161
ASSA Abloy AB, Class B 26,704 634,976
Atlas Copco AB, Class A 71,592 1,033,686
Atlas Copco AB, Class B 45,226 578,925
Boliden AB 7,428 265,191
Epiroc AB, Class A 17,625 352,251
Epiroc AB, Class B 11,299 193,985
EQT AB 9,433 202,137
Essity AB, Class A 1,388 42,084
Essity AB, Class B 16,479 499,162
Evolution AB
(c)
5,252 699,123
Hennes & Mauritz AB, Class B 20,218 295,427
Hexagon AB, Class B 56,486 643,485
Holmen AB, Class B 2,775 104,780
Industrivarden AB, Class A 5,447 155,488
Industrivarden AB, Class C 4,330 123,392
Indutrade AB 6,995 167,557
Investment AB Latour, Class B 4,767 102,941
Investor AB, Class A 16,745 366,334
Investor AB, Class B 50,250 1,076,794
L E Lundbergforetagen AB, Class B 1,993 95,383
Lifco AB, Class B 6,660 151,611
Nibe Industrier AB, Class B 42,826 478,060
Sagax AB, Class B 5,292 129,498
Sagax AB, Class D 2,144 5,654
Sandvik AB 29,756 604,853
Skandinaviska Enskilda Banken AB, Class A 48,719 553,342
Skandinaviska Enskilda Banken AB, Class C 1,970 25,121
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Sweden – 2.9% (continued)
Skanska AB, Class B 11,585 189,069
SKF AB, Class A 669 12,066
SKF AB, Class B 10,603 191,546
Svenska Cellulosa AB SCA, Class A 2,763 37,712
Svenska Cellulosa AB SCA, Class B 15,855 217,099
Svenska Handelsbanken AB, Class A 42,218 372,984
Svenska Handelsbanken AB, Class B 1,209 13,272
Swedbank AB, Class A 25,323 439,445
Tele2 AB, Class B 16,125 171,276
Telefonaktiebolaget LM Ericsson, Class A 5,438 33,294
Telefonaktiebolaget LM Ericsson, Class B 84,109 462,231
Telia Co. AB 57,013 158,745
Volvo AB, Class A 7,170 151,687
Volvo AB, Class B 42,317 869,670
Volvo Car AB, Class B
(b)
15,590 64,079
13,261,576
Switzerland – 10.2%
ABB Ltd. 47,680 1,720,669
Alcon, Inc. 14,019 1,020,967
Chocoladefabriken Lindt & Spruengli AG 3 370,092
Chocoladefabriken Lindt & Spruengli AG, PC 29 359,059
CIE Financiere Richemont SA, Class A 14,531 2,399,113
DSM-Firmenich AG
(b)
4,854 636,411
EMS-Chemie Holding AG 194 159,442
Geberit AG 1,017 579,086
Givaudan SA 228 799,748
Glencore PLC 334,834 1,973,796
Holcim AG 15,636 1,033,323
Kuehne + Nagel International AG 1,570 465,505
Lonza Group AG 2,040 1,269,313
Nestle SA 77,164 9,928,455
Novartis AG 67,399 6,900,816
Partners Group Holding AG 654 634,271
Roche Holding AG 19,695 6,203,576
Roche Holding AG, BR 606 205,892
Schindler Holding AG 726 154,899
Schindler Holding AG, PC 1,105 246,687
SGS SA 4,325 391,463
Sika AG 4,354 1,200,462
Sonova Holding AG 1,501 475,234
STMicroelectronics NV 18,172 773,684
Straumann Holding AG 3,169 475,857
Swiss Life Holding AG 860 566,988
Swiss RE AG 7,971 803,503
Swisscom AG 730 502,770
UBS Group AG 99,128 2,011,963
Zurich Insurance Group AG 4,155 2,015,762
46,278,806
United Kingdom – 12.4%
3i Group PLC 26,966 598,898
Anglo American PLC 37,926 1,165,509
Ashtead Group PLC 12,391 712,832
Associated British Foods PLC 10,331 253,987
AstraZeneca PLC 43,472 6,417,995
Aviva PLC 77,047 409,634
BAE Systems PLC 84,928 1,082,402
Barclays PLC 413,948 831,840
BP PLC 509,500 3,422,240
British American Tobacco PLC 61,606 2,266,447
BT Group PLC, Class A 203,026 405,358
Bunzl PLC 9,441 375,452

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
United Kingdom – 12.4% (continued)
CNH Industrial NV 28,159 396,209
Coca-Cola European Partners PLC 5,700 367,479
Compass Group PLC 49,744 1,311,109
Croda International PLC 3,860 338,643
Diageo PLC 65,621 2,987,384
Ferguson PLC 5,737 807,251
GSK PLC 110,175 1,995,477
Haleon PLC 143,052 631,104
HSBC Holdings PLC 560,109 4,039,549
Imperial Brands PLC 27,205 672,765
Legal & General Group PLC 164,243 483,268
Lloyds Banking Group PLC 1,910,262 1,157,283
London Stock Exchange Group PLC 10,536 1,105,233
National Grid PLC 109,244 1,571,496
NatWest Group PLC 141,158 464,843
Prudential PLC 78,093 1,189,146
Reckitt Benckiser Group PLC 20,188 1,631,564
RELX PLC 55,152 1,834,218
Rentokil Initial PLC 70,435 559,861
Rio Tinto PLC 29,935 1,899,697
Shell PLC 199,471 6,147,521
SSE PLC 29,999 692,841
Standard Chartered PLC 67,728 534,939
Tesco PLC 200,854 709,645
Unilever PLC 73,734 4,111,573
Vodafone Group PLC 728,997 878,707
56,461,399
Total Common Stocks (cost $429,396,223) 449,948,307
Preferred Stocks – 0.3%
Germany – 0.3%
Bayerische Motoren Werke AG, 8.97% 1,672 177,666
Henkel AG & Co. KGaA, 2.40% 5,145 416,235
Sartorius AG, 0.42% 754 292,677
Volkswagen AG, 23.42% 4,799 655,266
1,541,844
Total Preferred Stocks (cost $1,547,595) 1,541,844
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.81%
(f)(g)
(cost $183,297) 183,297 183,297
Total Investments (cost $431,127,115) 99.3% 451,673,448
Cash and Receivables (Net) 0.7% 2,984,066
Net Assets 100.0% 454,657,514
BR—Bearer Shares
CDI—CREST Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust

See Notes to Statements of Investments
(a)
Investment in a real estate investment trust.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities were valued at $5,814,412 or 1.28% of net assets.
(d)
Security, or portion thereof, on loan. At April 30, 2023, the value of the fund’s securities on loan was $631,758 and the value of the collateral was $667,551, consisting of U.S. Government &
Agency securities. In addition, the value of collateral may include pending sales that are also on loan.
(e)
The fund held Level 3 securities at April 30, 2023. These securities were valued at $0 or 0.00% of net assets.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of April 30, 2023.
Holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:
Description
Value
10/31/22 Purchases ($)
1
Sales ($)
Value
4/30/23
Dividends/
Distributions ($)
Investment Companies – 0.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 48,900 12,418,741 (12,284,344) 183,297 9,357
Investment of Cash Collateral for Securities Loaned – 0.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 113,577 1,455,076 (1,568,653) — 1,143
2
Total – 0.0% 162,477 13,873,817 (13,852,997) 183,297 10,500
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Financials 20.5
Industrials 14.7
Health Care 12.9
Consumer Discretionary 11.1
Consumer Staples 10.8
Materials 7.5
Information Technology 7.2
Energy 6.1
Communication Services 3.9
Utilities 3.2
Real Estate 1.4
Registered Investment Companies 0.0
99.3
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI EAFE Index 21 6/16/2023 2,153,771 2,257,080 103,309
S&P/TSX 60 Index 1 6/15/2023 182,173
*
184,104 1,931
Gross Unrealized Appreciation 105,240
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 97.5%
Brazil – 3.3%
Ambev SA 64,801 182,635
Atacadao SA 6,601 14,118
B3 SA - Brasil Bolsa Balcao 86,504 201,439
Banco Bradesco SA 14,780 36,397
Banco BTG Pactual SA 18,102 84,597
Banco do Brasil SA 21,247 181,558
BB Seguridade Participacoes SA 9,605 65,296
Centrais Eletricas Brasileiras SA 18,163 122,385
Cia de Saneamento Basico do Estado de Sao
Paulo 4,455 40,802
CPFL Energia SA 2,690 17,739
Energisa S/A 3,151 26,214
Hapvida Participacoes e Investimentos SA
(a),(b)
75,218 41,046
Itausa SA 12,788 22,417
JBS S/A 9,305 33,107
Localiza Rent A Car SA 9,628 111,544
Petroleo Brasileiro SA 52,708 279,509
Raia Drogasil SA 15,825 83,129
Rede D'Or Sao Luiz SA
(a)
10,475 47,781
Rumo SA 15,580 61,226
Suzano SA 12,048 95,486
Telefonica Brasil SA 6,139 50,471
Vale SA 54,948 791,020
WEG SA 21,629 177,127
2,767,043
Chile – 0.3%
Banco de Chile 712,581 76,346
Banco de Credito e Inversiones SA 928 28,168
Banco Santander Chile 554,079 26,660
Empresas COPEC SA 5,477 38,349
Enel Americas SA 265,143 36,356
Falabella SA 10,163 21,929
Quinenco SA 2,937 12,136
239,944
China – 27.4%
360 Security Technology, Inc., Class A 11,800 27,200
AECC Aviation Power Co. Ltd., Class A 3,100 19,580
Agricultural Bank of China Ltd., Class A 179,600 88,657
Agricultural Bank of China Ltd., Class H 460,000 177,556
Alibaba Group Holding Ltd.
(b)
219,180 2,290,949
Aluminum Corp. of China Ltd., Class A 14,900 13,743
Aluminum Corp. of China Ltd., Class H 62,000 36,648
Anhui Conch Cement Co. Ltd., Class A 5,500 21,339
Anhui Conch Cement Co. Ltd., Class H 16,500 51,918
Anhui Gujing Distillery Co. Ltd., Class A 200 7,902
Anhui Gujing Distillery Co. Ltd., Class B 2,600 46,072
ANTA Sports Products Ltd. 15,600 192,369
Asymchem Laboratories Tianjin Co. Ltd., Class
A 140 2,555
Asymchem Laboratories Tianjin Co. Ltd., Class
H
(a)
240 2,996
Avary Holding Shenzhen Co. Ltd., Class A 2,600 9,799
Baidu, Inc., Class A
(b)
32,000 471,649
Bank of Beijing Co. Ltd., Class A 21,000 14,367
Bank of Chengdu Co. Ltd., Class A 3,500 6,941
Bank of China Ltd., Class A 80,800 42,801
Bank of China Ltd., Class H 1,119,000 446,180
Bank of Communications Co. Ltd., Class A 36,800 29,586
Bank of Communications Co. Ltd., Class H 338,000 217,873
Bank of Hangzhou Co. Ltd., Class A 6,600 11,965
Bank of Jiangsu Co. Ltd., Class A 18,600 20,699
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.5% (continued)
China – 27.4% (continued)
Bank of Nanjing Co. Ltd., Class A 12,400 16,860
Bank of Ningbo Co. Ltd., Class A 6,700 26,478
Bank of Shanghai Co. Ltd., Class A 9,400 8,521
Baoshan Iron & Steel Co. Ltd., Class A 28,000 26,027
Beijing Kingsoft Office Software, Inc., Class A 560 35,581
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., Class A 1,000 4,283
Beijing Tongrentang Co. Ltd., Class A 2,500 20,987
Beijing United Information Technology Co.
Ltd., Class A 200 1,736
Beijing Wantai Biological Pharmacy
Enterprise Co. Ltd., Class A 690 10,450
Bloomage Biotechnology Corp. Ltd., Class A 336 4,820
BOE Technology Group Co. Ltd., Class A 27,400 15,899
BOE Technology Group Co. Ltd., Class B 15,600 6,498
BYD Co. Ltd., Class A 1,700 62,781
BYD Co. Ltd., Class H 13,000 390,833
BYD Electronic International Co. Ltd. 11,000 33,141
CGN Power Co. Ltd., Class A 3,000 1,342
CGN Power Co. Ltd., Class H
(a)
188,000 49,575
Changchun High & New Technology Industry
Group, Inc., Class A 500 11,757
China CITIC Bank Corp. Ltd., Class H 123,000 66,437
China Coal Energy Co. Ltd., Class A 8,600 11,184
China Coal Energy Co. Ltd., Class H 20,000 17,121
China Construction Bank Corp., Class A 12,000 10,929
China Construction Bank Corp., Class H 1,343,000 898,196
China CSSC Holdings Ltd., Class A 3,500 13,089
China Eastern Airlines Corp. Ltd., Class A
(b)
18,500 13,832
China Eastern Airlines Corp. Ltd., Class H
(b)
52,000 20,403
China Energy Engineering Corp. Ltd., Class A 39,900 15,607
China Energy Engineering Corp. Ltd., Class H 70,000 10,522
China Everbright Bank Co. Ltd., Class A 18,200 8,406
China Everbright Bank Co. Ltd., Class H 107,000 34,213
China Galaxy Securities Co. Ltd., Class A 2,900 4,512
China Galaxy Securities Co. Ltd., Class H 61,500 33,297
China Hongqiao Group Ltd. 29,500 28,899
China International Capital Corp. Ltd., Class A 2,900 17,614
China International Capital Corp. Ltd., Class
H
(a)
22,400 46,855
China Jushi Co. Ltd., Class A 3,500 7,366
China Life Insurance Co. Ltd., Class H 102,000 195,167
China Longyuan Power Group Corp. Ltd., Class
H 46,000 48,052
China Merchants Bank Co. Ltd., Class A 21,800 105,724
China Merchants Bank Co. Ltd., Class H 47,500 227,821
China Merchants Energy Shipping Co. Ltd.,
Class A 9,600 9,187
China Merchants Securities Co. Ltd., Class A 9,000 18,148
China Merchants Securities Co. Ltd., Class H
(a)
6,600 6,684
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A 11,700 23,068
China Minsheng Banking Corp. Ltd., Class A 49,000 25,673
China Minsheng Banking Corp. Ltd., Class H 91,000 33,386
China National Nuclear Power Co. Ltd., Class A 24,800 24,699
China National Software & Service Co. Ltd.,
Class A 300 2,464
China Northern Rare Earth Group High-Tech
Co. Ltd., Class A 5,600 20,337
China Oilfield Services Ltd., Class A 2,700 6,290
China Oilfield Services Ltd., Class H 24,000 28,128
China Pacific Insurance Group Co. Ltd., Class A 9,300 41,894

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.5% (continued)
China – 27.4% (continued)
China Pacific Insurance Group Co. Ltd., Class H 30,200 89,832
China Petroleum & Chemical Corp., Class A 46,800 45,326
China Petroleum & Chemical Corp., Class H 352,000 230,036
China Railway Group Ltd., Class A 27,700 37,143
China Railway Group Ltd., Class H 61,000 46,780
China Resources Microelectronics Ltd., Class A 1,675 13,841
China Resources Mixc Lifestyle Services Ltd.
(a)
7,000 36,962
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A 400 3,404
China Shenhua Energy Co. Ltd., Class A 9,500 39,875
China Shenhua Energy Co. Ltd., Class H 47,500 157,327
China Southern Airlines Co. Ltd., Class A
(b)
21,500 24,050
China Southern Airlines Co. Ltd., Class H
(b)
8,000 5,585
China Three Gorges Renewables Group Co.
Ltd., Class A 30,700 24,017
China Tourism Group Duty Free Corp. Ltd.,
Class A 2,300 53,442
China Tourism Group Duty Free Corp. Ltd.,
Class H
(a),(b)
700 14,928
China Vanke Co. Ltd., Class A 9,600 20,979
China Vanke Co. Ltd., Class H 28,200 43,899
China Yangtze Power Co. Ltd., Class A 27,300 86,216
China Zhenhua Group Science & Technology
Co. Ltd., Class A 200 2,594
China Zheshang Bank Co. Ltd., Class A
(b)
15,300 6,802
China Zheshang Bank Co. Ltd., Class H
(b)
28,000 10,023
Chongqing Brewery Co. Ltd., Class A 800 12,027
Chongqing Changan Automobile Co. Ltd., Class
A 12,186 20,949
Chongqing Changan Automobile Co. Ltd., Class
B 12,550 5,692
CITIC Ltd. 92,000 115,207
CITIC Pacific Special Steel Group Co. Ltd., Class
A 5,900 13,753
CITIC Securities Co. Ltd., Class A 12,335 37,424
CITIC Securities Co. Ltd., Class H 17,500 36,695
CMOC Group Ltd., Class A 24,600 21,162
CMOC Group Ltd., Class H 42,000 25,628
CNPC Capital Co. Ltd., Class A 15,000 15,870
COSCO Shipping Energy Transportation Co.
Ltd., Class A
(b)
3,400 6,439
COSCO Shipping Energy Transportation Co.
Ltd., Class H
(b)
20,000 20,510
COSCO Shipping Holdings Co. Ltd., Class H 53,000 61,305
CSC Financial Co. Ltd., Class A 3,300 12,051
CSPC Pharmaceutical Group Ltd. 121,760 123,778
Dongfang Electric Corp. Ltd., Class A 3,000 7,543
Dongfang Electric Corp. Ltd., Class H 5,800 8,187
Eastroc Beverage Group Co. Ltd., Class A 100 2,576
ENN Energy Holdings Ltd. 11,000 149,938
Everbright Securities Co. Ltd., Class A 5,600 12,254
Flat Glass Group Co. Ltd., Class A 2,500 11,053
Flat Glass Group Co. Ltd., Class H 6,000 16,777
Focus Media Information Technology Co. Ltd.,
Class A 18,500 17,196
Foshan Haitian Flavouring & Food Co. Ltd.,
Class A 5,902 60,143
Foxconn Industrial Internet Co. Ltd., Class A 17,900 41,648
Fuyao Glass Industry Group Co. Ltd., Class A 2,900 14,211
Fuyao Glass Industry Group Co. Ltd., Class H
(a)
7,600 30,788
Ganfeng Lithium Co. Ltd., Class A 2,500 23,451
Ganfeng Lithium Co. Ltd., Class H
(a)
4,760 31,198
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.5% (continued)
China – 27.4% (continued)
GD Power Development Co. Ltd., Class A
(b)
18,600 10,363
GF Securities Co. Ltd., Class A 9,100 20,149
GF Securities Co. Ltd., Class H 11,400 16,323
GigaDevice Semiconductor Beijing, Inc., Class
A 780 12,212
Glodon Co. Ltd., Class A 2,500 20,929
GoerTek , Inc., Class A 3,300 8,450
Gotion High-tech Co. Ltd., Class A 2,800 11,114
Great Wall Motor Co. Ltd., Class A 3,100 12,018
Great Wall Motor Co. Ltd., Class H 39,000 46,900
Gree Electric Appliances Inc. of Zhuhai, Class A 6,300 35,773
Guangdong Haid Group Co. Ltd., Class A 2,600 20,599
Guanghui Energy Co. Ltd., Class A 6,600 8,850
Guangxi Guiguan Electric Power Co. Ltd., Class
A 3,500 2,799
Guangzhou Automobile Group Co. Ltd., Class A 9,600 14,743
Guangzhou Automobile Group Co. Ltd., Class H 36,000 22,334
Guangzhou Tinci Materials Technology Co.
Ltd., Class A 2,600 16,017
Guosen Securities Co. Ltd., Class A 9,000 12,224
Guotai Junan Securities Co. Ltd., Class A 5,600 12,221
Guotai Junan Securities Co. Ltd., Class H
(a)
17,800 22,902
H World Group Ltd.
(b)
21,200 97,224
Haidilao International Holding Ltd.
(a),(b)
16,000 38,849
Haier Smart Home Co. Ltd., Class A 9,000 30,787
Haier Smart Home Co. Ltd., Class H 31,800 103,098
Haitong Securities Co. Ltd., Class A 12,200 16,324
Haitong Securities Co. Ltd., Class H 38,000 25,172
Hangzhou First Applied Material Co. Ltd.,
Class A 1,520 10,779
Hangzhou Silan Microelectronics Co. Ltd.,
Class A 900 4,274
Hansoh Pharmaceutical Group Co. Ltd.
(a)
16,000 29,106
Henan Shuanghui Investment & Development
Co. Ltd., Class A 3,300 11,884
Hengli Petrochemical Co. Ltd., Class A 9,000 20,525
Hoshine Silicon Industry Co. Ltd., Class A 900 9,513
Hoyuan Green Energy Co. Ltd., Class A 200 2,569
Huadian Power International Corp. Ltd., Class
A 9,100 8,301
Huadian Power International Corp. Ltd., Class
H 8,000 3,873
Huadong Medicine Co. Ltd., Class A 2,800 16,752
Huaneng Lancang River Hydropower, Inc.,
Class A 9,300 9,329
Huaneng Power International, Inc., Class A
(b)
12,100 16,941
Huaneng Power International, Inc., Class H
(b)
42,000 26,110
Huatai Securities Co. Ltd., Class A 15,300 31,028
Huatai Securities Co. Ltd., Class H
(a)
11,400 14,697
Huaxia Bank Co. Ltd., Class A 18,700 15,547
Huayu Automotive Systems Co. Ltd., Class A 3,100 7,329
Huizhou Desay Sv Automaotive Co. Ltd., Class
A 800 11,937
Hundsun Technologies, Inc., Class A 2,800 19,965
Iflytek Co. Ltd., Class A 3,000 26,241
Industrial & Commercial Bank of China Ltd.,
Class A 111,700 76,098
Industrial & Commercial Bank of China Ltd.,
Class H 988,000 531,135
Industrial Bank Co. Ltd., Class A 24,900 61,889
Industrial Securities Co. Ltd., Class A 11,800 11,445

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.5% (continued)
China – 27.4% (continued)
Inner Mongolia BaoTou Steel Union Co. Ltd.,
Class A 40,600 10,665
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A 8,800 37,546
JA Solar Technology Co. Ltd., Class A 3,976 23,179
JD Health International, Inc.
(a),(b)
14,100 101,036
JD Logistics, Inc.
(a),(b)
28,100 43,672
JD.com, Inc., Class A 33,966 588,030
Jiangsu Eastern Shenghong Co. Ltd., Class A 5,600 10,241
Jiangsu Hengli Hydraulic Co. Ltd., Class A 1,644 14,605
Jiangsu Hengrui Medicine Co. Ltd., Class A 6,540 45,924
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A 1,800 38,893
Jiangsu Zhongtian Technology Co. Ltd., Class A 3,400 7,160
KE Holdings, Inc., Class A
(b)
30,400 158,779
Kuaishou Technology, Class B
(a),(b)
27,600 180,369
Kweichow Moutai Co. Ltd., Class A 1,400 355,753
Lenovo Group Ltd. 98,000 100,124
Li Auto, Inc., Class A
(b)
16,600 193,387
Li Ning Co. Ltd. 32,000 227,672
Longfor Group Holdings Ltd.
(a)
24,000 65,275
LONGi Green Energy Technology Co. Ltd.,
Class A 9,136 45,982
Luxshare Precision Industry Co. Ltd., Class A 8,800 33,151
Luzhou Laojiao Co. Ltd., Class A 1,700 55,513
Meituan , Class B
(a),(b)
67,170 1,138,054
Metallurgical Corp. of China Ltd., Class A 21,900 14,161
Metallurgical Corp. of China Ltd., Class H 34,000 10,352
Midea Group Co. Ltd., Class A 2,900 23,767
Ming Yang Smart Energy Group Ltd., Class A 2,900 8,648
Montage Technology Co. Ltd., Class A 1,140 10,021
Muyuan Foods Co. Ltd., Class A 6,220 42,977
NARI Technology Co. Ltd., Class A 9,120 34,383
NAURA Technology Group Co. Ltd., Class A 600 28,970
NetEase , Inc. 26,200 462,594
New China Life Insurance Co. Ltd., Class A 3,100 17,383
New China Life Insurance Co. Ltd., Class H 11,900 33,957
New Hope Liuhe Co. Ltd., Class A
(b)
5,600 10,516
Ninestar Corp., Class A 1,400 7,998
Ningbo Deye Technology Co. Ltd., Class A 300 10,882
Ningbo Orient Wires & Cables Co. Ltd., Class A 300 2,029
Ningbo Tuopu Group Co. Ltd., Class A 400 2,921
Ningbo Zhoushan Port Co. Ltd., Class A 14,800 8,096
Ningxia Baofeng Energy Group Co. Ltd., Class
A 6,600 12,556
NIO, Inc., Class A
(b)(c)
19,950 157,823
Nongfu Spring Co. Ltd., Class H
(a)
25,000 135,034
Oppein Home Group, Inc., Class A 200 3,324
Orient Securities Co. Ltd., Class A 6,192 9,572
Orient Securities Co. Ltd., Class H
(a)
13,600 8,091
People's Insurance Co. Group of China Ltd.
(The), Class H 123,000 48,261
PetroChina Co. Ltd., Class H 310,000 214,436
Ping An Bank Co. Ltd., Class A 24,500 44,380
Ping An Insurance Group Co. of China Ltd.,
Class A 12,500 93,459
Ping An Insurance Group Co. of China Ltd.,
Class H 87,500 632,014
Poly Developments and Holdings Group Co.
Ltd., Class A 15,200 30,518
Postal Savings Bank of China Co. Ltd., Class A 34,400 27,358
Postal Savings Bank of China Co. Ltd., Class H
(a)
125,000 81,211
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.5% (continued)
China – 27.4% (continued)
Power Construction Corp. of China Ltd., Class
A 15,100 16,760
Pylon Technologies Co. Ltd., Class A 265 9,263
Quinghai Salt Lake Industry Co. Ltd., Class A
(b)
6,300 18,568
Rongsheng Petro Chemical Co. Ltd., Class A 12,100 23,089
SAIC Motor Corp. Ltd., Class A 12,700 25,883
Sany Heavy Industry Co. Ltd., Class A 9,500 22,611
Satellite Chemical Co. Ltd., Class A 3,342 6,845
SF Holding Co. Ltd., Class A 5,900 48,072
Shaanxi Coal Industry Co. Ltd., Class A 12,500 35,309
Shandong Gold Mining Co. Ltd., Class A 3,100 11,499
Shandong Gold Mining Co. Ltd., Class H
(a)
8,650 18,402
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A 2,800 12,884
Shanghai Baosight Software Co. Ltd., Class A 2,690 20,966
Shanghai Baosight Software Co. Ltd., Class B 6,600 22,572
Shanghai Electric Group Co. Ltd., Class A
(b)
12,300 8,326
Shanghai Electric Group Co. Ltd., Class H
(b)
54,000 14,584
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class A 2,700 12,354
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class H 6,500 18,507
Shanghai Fudan Microelectronics Group Co.
Ltd., Class A 799 6,360
Shanghai Fudan Microelectronics Group Co.
Ltd., Class H 3,000 9,038
Shanghai International Airport Co. Ltd., Class
A
(b)
3,000 23,253
Shanghai International Port Group Co. Ltd.,
Class A 27,600 22,827
Shanghai Jinjiang International Hotels Co. Ltd.,
Class A 400 3,088
Shanghai Jinjiang International Hotels Co. Ltd.,
Class B 2,800 5,768
Shanghai Junshi Biosciences Co. Ltd., Class A
(b)
864 6,582
Shanghai Junshi Biosciences Co. Ltd., Class
H
(a),(b)
3,200 12,515
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A 3,100 10,251
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H 11,900 24,134
Shanghai Pudong Development Bank Co. Ltd.,
Class A 36,600 40,149
Shanghai Putailai New Energy Technology Co.
Ltd., Class A 1,400 10,552
Shanghai Rural Commercial Bank Co. Ltd.,
Class A 12,100 10,322
Shanxi Lu'an Environmental Energy
Development Co. Ltd., Class A 3,100 9,016
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A 1,360 48,773
Shenwan Hongyuan Group Co. Ltd., Class A 27,600 18,006
Shenwan Hongyuan Group Co. Ltd., Class H
(a)
24,800 4,992
Shenzhen Transsion Holdings Co. Ltd., Class A 832 13,090
Shenzhou International Group Holdings Ltd. 12,200 116,329
Shijiazhuang Yiling Pharmaceutical Co. Ltd.,
Class A 600 2,725
Sichuan Chuantou Energy Co. Ltd., Class A 5,700 11,831
Sichuan Road and Bridge Group Co. Ltd., Class
A 5,900 13,498
Silergy Corp. 4,600 71,897
Smoore International Holdings Ltd.
(a)
20,000 23,236
StarPower Semiconductor Ltd., Class A 100 3,493

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.5% (continued)
China – 27.4% (continued)
Sunny Optical Technology Group Co. Ltd. 9,700 101,759
TBEA Co. Ltd., Class A 5,600 18,259
TCL Technology Group Corp., Class A 15,000 8,660
Tencent Holdings Ltd. 85,600 3,755,543
Tianjin Zhonghuan Semiconductor Co. Ltd.,
Class A 3,400 20,405
Tianqi Lithium Corp., Class A
(b)
1,600 16,457
Tingyi Cayman Islands Holding Corp. 26,000 45,310
Tongwei Co. Ltd., Class A 4,400 25,295
Trip.com Group Ltd.
(b)
7,700 269,553
Tsingtao Brewery Co. Ltd., Class A 900 15,173
Tsingtao Brewery Co. Ltd., Class H 8,000 85,300
Unigroup Guoxin Microelectronics Co. Ltd.,
Class A 379 5,799
Unisplendour Corp. Ltd., Class A 3,200 13,686
Wanhua Chemical Group Co. Ltd., Class A 3,100 41,246
Weichai Power Co. Ltd., Class A 5,900 9,810
Weichai Power Co. Ltd., Class H 30,000 44,179
Western Superconducting Technologies Co.
Ltd. 560 6,299
Will Semiconductor Ltd., Class A 1,340 17,649
Wingtech Technology Co. Ltd., Class A 1,800 13,658
Wuliangye Yibin Co. Ltd., Class A 4,500 109,769
Wuxi AppTec Co. Ltd., Class A 3,340 32,555
Wuxi AppTec Co. Ltd., Class H
(a)
4,900 42,852
Xinyi Solar Holdings Ltd. 62,266 66,550
Yankuang Energy Group Co. Ltd., Class A 3,100 15,388
Yankuang Energy Group Co. Ltd., Class H 20,000 68,409
YongXing Special Materials Technology Co.
Ltd., Class A 130 1,196
Yonyou Network Technology Co. Ltd., Class A 3,200 9,981
YTO Express Group Co. Ltd., Class A 3,300 8,240
Yum China Holdings, Inc. 5,982 365,979
Yunnan Baiyao Group Co. Ltd., Class A 2,780 23,349
Yunnan Energy New Material Co. Ltd., Class
A
(b)
1,000 15,026
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A 700 27,475
Zhejiang Chint Electrics Co. Ltd., Class A 2,900 10,904
Zhejiang Huayou Cobalt Co. Ltd., Class A 2,650 19,890
Zhejiang NHU Co. Ltd., Class A 5,580 13,748
Zhejiang Supcon Technology Co. Ltd., Class A 465 6,469
Zhongsheng Group Holdings Ltd. 8,000 34,039
Zhuzhou CRRC Times Electric Co. Ltd., Class A 3,587 24,106
Zhuzhou CRRC Times Electric Co. Ltd., Class H 3,000 12,077
Zijin Mining Group Co. Ltd., Class A 12,600 23,333
Zijin Mining Group Co. Ltd., Class H 92,000 154,937
ZTE Corp., Class A 5,600 28,791
ZTE Corp., Class H 11,800 37,881
ZTO Express Cayman, Inc. 6,150 168,285
23,024,462
Colombia – 0.1%
Bancolombia SA 4,216 32,564
Ecopetrol SA 66,659 32,722
Grupo Nutresa SA 1,573 20,347
Interconexion Electrica SA ESP 5,855 22,863
108,496
Czech Republic – 0.2%
CEZ AS 2,450 132,129
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.5% (continued)
Egypt – 0.1%
Commercial International Bank Egypt SAE 33,821 58,448
Greece – 0.2%
Eurobank Ergasias Services and Holdings SA
(b)
35,746 50,513
Hellenic Telecommunications Organization SA 3,126 45,727
OPAP SA 2,322 39,632
135,872
Hong Kong – 1.5%
BOC Hong Kong Holdings Ltd. 48,500 152,607
China Mengniu Dairy Co. Ltd. 44,000 176,843
China Overseas Land & Investment Ltd. 54,000 136,481
China Resources Beer Holdings Co. Ltd. 22,000 169,136
China Resources Land Ltd. 42,000 194,754
China Resources Power Holdings Co. Ltd. 24,000 52,097
Chow Tai Fook Jewellery Group Ltd. 31,400 62,801
GCL Technology Holdings Ltd.
(b)(c)
276,000 68,913
Geely Automobile Holdings Ltd. 65,000 79,906
Orient Overseas International Ltd. 2,000 40,459
Sino Biopharmaceutical Ltd. 135,500 74,914
Want Want China Holdings Ltd. 66,000 42,039
1,250,950
Hungary – 0.1%
OTP Bank NYRT 3,191 97,248
India – 16.5%
ABB India Ltd. 706 29,487
Adani Enterprises Ltd. 3,968 93,335
Adani Green Energy Ltd.
(b)
5,017 58,301
Adani Ports & Special Economic Zone Ltd. 10,715 89,204
Adani Power Ltd.
(b)
10,936 30,047
Adani Total Gas Ltd. 3,965 45,786
Adani Transmission Ltd.
(b)
3,996 50,267
Adani Wilmar Ltd.
(b)
2,172 10,931
Ambuja Cements Ltd.
(b)
9,740 47,191
Apollo Hospitals Enterprise Ltd. 1,426 78,651
Asian Paints Ltd. 6,566 232,865
Avenue Supermarts Ltd.
(a),(b)
2,107 90,421
Axis Bank Ltd. 32,648 343,091
Bajaj Auto Ltd. 955 51,719
Bajaj Finance Ltd. 3,811 292,455
Bajaj Finserv Ltd. 5,662 93,724
Bajaj Holdings & Investment Ltd. 398 33,304
Bank of Baroda 15,332 35,175
Berger Paints India Ltd. 2,820 21,032
Bharat Electronics Ltd. 51,422 64,909
Bharat Petroleum Corp. Ltd. 11,929 52,126
Bharti Airtel Ltd. 35,316 344,934
Britannia Industries Ltd. 1,705 94,870
Cholamandalam Investment and Finance Co.
Ltd. 5,880 62,589
Cipla Ltd. 7,834 86,926
Coal India Ltd. 31,438 89,547
Dabur India Ltd. 8,056 52,459
Divi's Laboratories Ltd. 1,738 69,402
DLF Ltd. 9,110 47,445
Dr. Reddy's Laboratories Ltd. 1,704 102,650
Eicher Motors Ltd. 1,945 78,457
Gail India Ltd. 37,511 49,183
Godrej Consumer Products Ltd.
(b)
5,916 65,604
Grasim Industries Ltd. 5,541 116,479
Havells India Ltd. 3,742 56,251

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.5% (continued)
India – 16.5% (continued)
HCL Technologies Ltd. 15,113 196,511
HDFC Bank Ltd. 58,497 1,206,306
HDFC Life Insurance Co. Ltd.
(a)
13,013 84,237
Hindalco Industries Ltd. 20,851 111,114
Hindustan Aeronautics Ltd. 1,112 39,680
Hindustan Unilever Ltd. 12,729 382,214
Housing Development Finance Corp. Ltd. 25,869 877,386
ICICI Bank Ltd. 73,158 820,339
ICICI Lombard General Insurance Co. Ltd.
(a)
2,627 34,641
ICICI Prudential Life Insurance Co. Ltd.
(a)
5,020 26,653
Indian Oil Corp. Ltd. 56,134 55,835
Indian Railway Catering & Tourism Corp. Ltd. 4,000 30,197
Indusind Bank Ltd. 8,365 117,835
Infosys Ltd. 51,444 787,505
InterGlobe Aviation Ltd.
(a),(b)
1,487 36,722
ITC Ltd. 43,744 227,470
JSW Steel Ltd. 13,876 122,980
Kotak Mahindra Bank Ltd. 15,394 364,561
Larsen & Toubro Ltd. 10,037 289,987
LTImindtree Ltd.
(a)
1,175 63,454
Mahindra & Mahindra Ltd. 13,903 208,436
Marico Ltd. 7,491 45,439
Maruti Suzuki India Ltd. 1,889 198,270
Nestle India Ltd. 496 131,893
NTPC Ltd. 67,560 141,995
Oil & Natural Gas Corp. Ltd. 53,748 104,394
Pidilite Industries Ltd. 2,166 64,031
Power Grid Corp. of India Ltd. 48,691 141,159
Reliance Industries Ltd. 49,046 1,450,651
SBI Cards & Payment Services Ltd. 3,866 36,482
SBI Life Insurance Co. Ltd.
(a)
6,654 92,700
Shree Cement Ltd. 124 36,872
Siemens Ltd. 1,301 54,840
SRF Ltd. 2,107 65,403
State Bank of India 25,646 181,229
Sun Pharmaceutical Industries Ltd. 14,690 177,288
Tata Consultancy Services Ltd. 14,625 575,314
Tata Consumer Products Ltd. 8,395 78,358
Tata Motors Ltd.
(b)
25,926 153,634
Tata Motors Ltd., Class A
(b)
5,383 16,342
Tata Power Co. Ltd. (The) 25,210 61,950
Tata Steel Ltd. 111,736 147,391
Tech Mahindra Ltd. 9,416 117,786
Titan Co. Ltd. 5,975 192,886
UltraTech Cement Ltd. 1,582 146,071
United Spirits Ltd.
(b)
4,117 39,097
Varun Beverages Ltd. 3,225 56,952
Vedanta Ltd. 15,519 52,974
Wipro Ltd. 19,388 91,211
13,897,492
Indonesia – 2.5%
Adaro Energy Indonesia Tbk PT 201,600 43,014
Adaro Minerals Indonesia Tbk PT
(b)
95,500 7,161
Astra International Tbk PT 296,800 136,564
Bank Central Asia Tbk PT 798,700 492,722
Bank Jago Tbk PT
(b)
24,600 3,471
Bank Mandiri ( Persero ) Tbk PT 631,800 222,874
Bank Negara Indonesia ( Persero ) Tbk PT 114,600 73,627
Bank Rakyat Indonesia ( Persero ) Tbk PT 1,013,300 352,272
Barito Pacific Tbk PT 433,748 24,689
Bayan Resources Tbk PT 104,200 152,713
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.5% (continued)
Indonesia – 2.5% (continued)
Chandra Asri Petrochemical Tbk PT 333,900 53,715
Charoen Pokphand Indonesia Tbk PT 114,400 35,794
Elang Mahkota Teknologi Tbk PT 426,500 20,497
Goto Gojek Tokopedia Tbk PT, Class A
(b)
13,409,400 95,063
Indofood CBP Sukses Makmur Tbk PT 12,100 8,722
Kalbe Farma Tbk PT 278,800 40,290
Merdeka Copper Gold Tbk PT
(b)
201,200 54,037
Sumber Alfaria Trijaya Tbk PT 268,900 53,157
Telekomunikasi Indonesia ( Persero ) Tbk PT 681,000 197,290
Unilever Indonesia Tbk PT 80,500 24,145
United Tractors Tbk PT 21,200 41,764
Vale Indonesia Tbk PT 27,800 13,218
2,146,799
Ireland – 0.6%
PDD Holdings, Inc., ADR
(b)
7,707 525,232
Kuwait – 1.0%
Agility Public Warehousing Co. KSCP 24,381 49,025
Boubyan Bank KSCP 16,485 36,268
Kuwait Finance House KSCP 122,600 297,746
Mobile Telecommunications Co. KSCP 36,893 68,523
National Bank of Kuwait SAKP 108,030 353,694
805,256
Malaysia – 1.7%
Axiata Group BHD 70,700 47,392
Celcomdigi BHD 46,500 45,869
CIMB Group Holdings BHD 108,229 122,775
Genting BHD 27,600 29,082
Genting Malaysia BHD 40,500 24,606
Hap Seng Consolidated BHD 6,100 6,756
Hong Leong Bank BHD 12,100 54,634
Hong Leong Financial Group BHD 3,300 13,406
IHH Healthcare BHD 49,000 62,946
IOI Corp. BHD 45,900 39,309
Kuala Lumpur Kepong BHD 8,800 42,417
Malayan Banking BHD 98,899 192,011
Maxis BHD 34,200 33,736
MISC BHD 18,500 30,277
Mr DIY Group M BHD
(a)
36,750 13,018
Nestle Malaysia BHD 200 6,076
Petronas Chemicals Group BHD 40,600 64,443
Petronas Dagangan BHD 5,800 29,439
Petronas Gas BHD 12,400 46,981
PPB Group BHD 9,600 34,995
Press Metal Aluminium Holdings BHD 49,000 56,574
Public Bank BHD 229,200 199,885
RHB Bank BHD 52,464 64,455
Sime Darby Plantation BHD 46,200 44,331
Telekom Malaysia BHD 24,800 27,577
Tenaga Nasional BHD 39,900 79,612
1,412,602
Mexico – 2.1%
America Movil SAB de CV, Series B 279,055 299,954
Arca Continental SAB de CV 6,207 59,097
Becle SAB de CV 5,943 13,712
El Puerto de Liverpool SAB de CV, Series C 2,734 16,745
Fomento Economico Mexicano SAB de CV 26,553 257,420
GMexico Transportes SAB de CV
(a)
6,066 13,945
Grupo Bimbo SAB de CV, Series A 18,578 99,383
Grupo Carso SAB de CV, Series A 6,316 35,734
Grupo Elektra SAB de CV 739 47,232

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.5% (continued)
Mexico – 2.1% (continued)
Grupo Financiero Banorte SAB de CV, Class O 35,476 306,440
Grupo Financiero Inbursa SAB de CV, Class O
(b)
28,169 68,615
Grupo Mexico SAB de CV, Series B 46,431 226,325
Wal-Mart de Mexico SAB de CV 74,163 297,943
1,742,545
Peru – 0.1%
Credicorp Ltd. 870 117,868
Philippines – 0.8%
Aboitiz Equity Ventures, Inc. 31,900 31,534
ACEN Corp.
(b)
66,070 7,169
Ayala Corp. 3,980 45,919
Ayala Land, Inc. 80,200 38,590
Bank of The Philippine Islands 30,661 59,567
BDO Unibank , Inc. 26,604 69,170
Emperador , Inc. 30,400 11,472
Globe Telecom, Inc. 472 14,488
International Container Terminal Services, Inc. 12,390 48,544
JG Summit Holdings, Inc. 46,422 42,495
Jollibee Foods Corp. 6,480 26,325
Manila Electric Co. 4,050 24,789
PLDT, Inc. 1,365 29,673
SM Investments Corp. 7,165 115,784
SM Prime Holdings, Inc. 164,500 100,836
Universal Robina Corp. 12,330 32,726
699,081
Qatar – 0.7%
Industries Qatar QSC 27,828 97,551
Masraf Al Rayan QSC 76,795 53,799
Mesaieed Petrochemical Holding Co. 63,562 34,575
Ooredoo QPSC 10,006 27,186
Qatar Islamic Bank SAQ 23,608 116,094
Qatar National Bank QPSC 63,686 268,741
597,946
Russia – 0.0%
Alrosa PJSC
(b),(d)
11,270 0
Gazprom PJSC
(d)
67,050 0
LUKOIL PJSC
(d)
2,071 0
Magnitogorsk Iron & Steel Works PJSC
(b),(d)
5,210 0
MMC Norilsk Nickel PJSC
(d)
341 0
Novatek PJSC
(d)
5,535 0
Novolipetsk Steel PJSC
(b),(d)
6,530 0
Phosagro PJSC
(d)
229 0
PIK Group PJSC
(b),(d)
401 0
Polyus PJSC
(b),(d)
181 0
Rosneft Oil Co. PJSC
(d)
13,131 0
Sberbank of Russia PJSC
(d)
59,440 0
Severstal PAO PJSC
(b),(d)
859 0
Surgutneftegas PJSC
(d)
45,300 0
Tatneft PJSC
(d)
7,934 0
United Co. RUSAL International PJSC, Class A
(d)
10,710 0
VTB Bank PJSC
(b),(d)
21,230,000 0
0
Saudi Arabia – 3.7%
ACWA Power Co. 1,860 77,659
Al Rajhi Bank 27,965 572,616
Alamar Foods 179 6,586
Alinma Bank 13,439 113,404
Almarai Co. JSC 3,752 58,921
Bank Albilad 6,843 75,441
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.5% (continued)
Saudi Arabia – 3.7% (continued)
Banque Saudi Fransi 8,795 90,513
Dr. Sulaiman Al Habib Medical Services Group
Co. 1,209 92,512
Riyad Bank 20,783 166,233
SABIC Agri -Nutrients Co. 3,313 118,009
Sahara International Petrochemical Co. 5,075 52,364
Saudi Arabian Mining Co.
(b)
11,330 209,641
Saudi Arabian Oil Co.
(a)
31,103 298,533
Saudi Basic Industries Corp. 12,861 316,493
Saudi British Bank (The) 5,600 53,974
Saudi Electricity Co. 11,243 72,541
Saudi National Bank (The) 30,981 403,917
Saudi Telecom Co. 25,465 305,523
3,084,880
South Africa – 3.1%
ABSA Group Ltd. 11,889 115,510
Anglo American Platinum Ltd. 772 45,738
AngloGold Ashanti Ltd. 5,854 156,697
Bid Corp. Ltd. 4,956 112,842
Capitec Bank Holdings Ltd. 1,336 116,392
Discovery Ltd.
(b)
6,788 53,376
FirstRand Ltd. 80,665 283,946
Gold Fields Ltd. 12,423 192,999
Impala Platinum Holdings Ltd. 12,301 119,581
Kumba Iron Ore Ltd. 831 20,167
MTN Group Ltd. 12,512 87,812
Naspers Ltd., Class N 3,079 549,189
Nedbank Group Ltd. 6,318 72,929
Pepkor Holdings Ltd.
(a)
16,071 14,899
Sanlam Ltd. 25,649 79,162
Sasol Ltd. 8,358 108,417
Shoprite Holdings Ltd. 7,180 87,552
Sibanye Stillwater Ltd. 40,545 89,522
Standard Bank Group Ltd. 19,888 186,319
Vodacom Group Ltd. 11,851 81,170
2,574,219
South Korea – 11.6%
Amorepacific Corp. 400 36,850
Celltrion Healthcare Co. Ltd. 1,512 78,402
Celltrion , Inc. 1,521 182,511
Doosan Enerbility Co. Ltd.
(b)
5,727 71,416
Ecopro BM Co. Ltd. 744 148,422
Hana Financial Group, Inc. 4,485 140,575
Hanwha Solutions Corp.
(b)
1,584 56,749
HD Hyundai Heavy Industries Co. Ltd.
(b)
280 22,929
HMM Co. Ltd. 4,591 69,976
Hyundai Glovis Co. Ltd. 306 37,427
Hyundai Mobis Co. Ltd. 926 150,482
Hyundai Motor Co. 2,139 315,640
Industrial Bank of Korea 1,248 9,381
Kakao Corp. 4,485 194,694
KakaoBank Corp. 4,457 73,262
KB Financial Group, Inc. 5,669 209,665
KIA Corp. 3,855 243,386
Korea Electric Power Corp.
(b)
3,340 46,616
Korea Zinc Co. Ltd. 185 70,909
Korean Air Lines Co. Ltd. 2,079 35,494
KT Corp. 1,827 40,952
KT&G Corp. 1,582 101,416
L&F Co. Ltd. 342 67,715
LG Chem Ltd. 667 368,784

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.5% (continued)
South Korea – 11.6% (continued)
LG Corp. 1,917 125,184
LG Electronics, Inc. 1,490 121,680
LG Energy Solution
(b)
594 257,856
LG H&H Co. Ltd. 128 59,582
LG Innotek Co. Ltd. 188 37,153
NAVER Corp. 2,170 311,783
NCSoft Corp. 195 54,928
POSCO Future M Co. Ltd. 434 108,630
POSCO Holdings, Inc. 1,079 303,932
Samsung Biologics Co. Ltd.
(a),(b)
288 168,057
Samsung C&T Corp. 1,300 106,455
Samsung Electro-Mechanics Co. Ltd. 864 92,894
Samsung Electronics Co. Ltd. 73,005 3,572,794
Samsung Fire & Marine Insurance Co. Ltd. 464 78,004
Samsung Life Insurance Co. Ltd. 1,360 67,370
Samsung SDI Co. Ltd. 790 407,868
Samsung SDS Co. Ltd. 529 46,363
Shinhan Financial Group Co. Ltd. 7,188 187,702
SK Bioscience Co. Ltd.
(b)
308 16,201
SK Holdings Co. Ltd. 528 64,106
SK Hynix, Inc. 7,714 515,842
SK Innovation Co. Ltd.
(b)
781 101,010
SK Square Co. Ltd.
(b)
1,459 46,275
SK Telecom Co. Ltd. 1,301 46,367
S-Oil Corp. 522 29,095
Woori Financial Group, Inc. 9,040 79,228
9,780,012
Taiwan – 13.8%
Accton Technology Corp. 7,000 68,082
Advantech Co. Ltd. 6,299 76,016
Airtac International Group 2,046 73,874
ASE Technology Holding Co. Ltd. 51,000 167,553
Asia Cement Corp. 34,000 48,607
Asustek Computer, Inc. 10,000 91,892
AUO Corp. 92,600 51,206
Cathay Financial Holding Co. Ltd. 136,836 188,947
Chailease Holding Co. Ltd. 22,026 159,772
Chang Hwa Commercial Bank Ltd. 60,185 34,847
China Development Financial Holding Corp. 245,000 104,399
China Steel Corp. 186,000 176,063
Chunghwa Telecom Co. Ltd. 56,000 231,341
CTBC Financial Holding Co. Ltd. 280,000 205,839
Delta Electronics, Inc. 28,000 273,237
E Ink Holdings, Inc. 12,000 74,360
E.Sun Financial Holding Co. Ltd. 222,857 180,866
Eva Airways Corp. 34,000 29,695
Evergreen Marine Corp. Taiwan Ltd. 12,600 66,192
Far Eastern New Century Corp. 58,000 60,184
Far EasTone Telecommunications Co. Ltd. 27,000 69,295
Feng TAY Enterprise Co. Ltd. 7,600 47,094
First Financial Holding Co. Ltd. 157,659 138,979
Formosa Chemicals & Fibre Corp. 60,000 134,472
Formosa Petrochemical Corp. 23,000 64,939
Formosa Plastics Corp. 62,000 189,373
Fubon Financial Holding Co. Ltd. 116,891 224,333
Globalwafers Co. Ltd. 3,000 46,938
Hon Hai Precision Industry Co. Ltd. 173,000 588,062
Hotai Motor Co. Ltd. 5,000 107,506
Hua Nan Financial Holdings Co. Ltd. 127,139 90,570
Largan Precision Co. Ltd. 1,152 75,320
Lite-On Technology Corp. 32,000 76,507
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.5% (continued)
Taiwan – 13.8% (continued)
MediaTek , Inc. 23,000 497,520
Mega Financial Holding Co. Ltd. 154,425 171,039
Nan Ya Plastics Corp. 81,000 205,514
Nan Ya Printed Circuit Board Corp. 3,000 26,787
Nanya Technology Corp. 17,000 37,492
Novatek Microelectronics Corp. 8,000 108,905
Pegatron Corp. 31,000 70,586
PharmaEssentia Corp.
(b)
4,000 48,207
Powerchip Semiconductor Manufacturing
Corp. 39,520 38,180
President Chain Store Corp. 8,000 70,391
Quanta Computer, Inc. 34,000 95,002
Realtek Semiconductor Corp. 7,000 81,744
Shanghai Commercial & Savings Bank Ltd.
(The) 64,686 97,737
SinoPac Financial Holdings Co. Ltd. 160,583 87,232
Taishin Financial Holding Co. Ltd. 185,106 104,166
Taiwan Cement Corp. 95,117 119,737
Taiwan Cooperative Financial Holding Co. Ltd. 158,642 138,039
Taiwan High Speed Rail Corp. 31,000 31,310
Taiwan Mobile Co. Ltd. 25,000 84,167
Taiwan Semiconductor Manufacturing Co. Ltd. 269,000 4,392,551
Unimicron Technology Corp. 18,000 84,899
Uni -President Enterprises Corp. 64,000 153,221
United Microelectronics Corp. 172,000 274,708
Walsin Lihwa Corp. 33,000 53,296
Wan HAI Lines Ltd. 19,590 41,420
Wiwynn Corp. 1,049 39,752
Yageo Corp. 4,591 74,071
Yang Ming Marine Transport Corp. 21,000 43,103
Yuanta Financial Holding Co. Ltd. 189,699 139,455
11,626,591
Thailand – 2.0%
Advanced Info Service PCL, NVDR 14,600 91,497
Airports of Thailand PCL, NVDR
(b)
64,700 138,788
Asset World Corp. PCL, NVDR 126,700 19,665
Bangkok Bank PCL, NVDR 8,900 40,920
Bangkok Dusit Medical Services PCL, NVDR 59,200 50,709
Bangkok Expressway & Metro PCL, NVDR 111,200 28,820
Bank of Ayudhya PCL, NVDR 31,100 26,640
Berli Jucker PCL, NVDR 12,600 14,391
Bumrungrad Hospital PCL, NVDR 5,900 41,122
Central Pattana PCL, NVDR 21,100 42,018
Central Retail Corp. PCL, NVDR 49,600 65,000
Charoen Pokphand Foods PCL, NVDR 43,400 25,801
CP ALL PCL, NVDR 61,700 116,995
Delta Electronics Thailand PCL, NVDR 63,000 134,219
Energy Absolute PCL, NVDR 27,900 55,355
Global Power Synergy PCL, NVDR 9,500 17,805
Gulf Energy Development PCL, NVDR 80,620 119,817
Home Product Center PCL, NVDR 59,100 24,230
Indorama Ventures PCL, NVDR 27,500 27,381
Intouch Holdings PCL, NVDR 18,300 40,193
Kasikornbank PCL, NVDR 15,700 57,471
Krung Thai Bank PCL, NVDR 55,300 29,150
Krungthai Card PCL, NVDR 15,800 24,407
Minor International PCL, NVDR 34,000 31,364
PTT Exploration & Production PCL, NVDR 18,900 81,915
PTT Global Chemical PCL, NVDR 27,200 33,057
PTT Oil & Retail Business PCL, NVDR 43,100 28,020
PTT PCL, NVDR 115,000 104,400
SCB X PCL, NVDR 9,300 28,188

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.5% (continued)
Thailand – 2.0% (continued)
SCG Packaging PCL, NVDR 15,700 20,230
Siam Cement PCL (The), NVDR 3,500 32,184
Siam Makro PCL, NVDR 24,200 26,753
TMBThanachart Bank PCL, NVDR 600,600 25,503
True Corp. PCL, NVDR 144,824 33,717
1,677,725
Turkey – 0.7%
Akbank T.A.S. 43,672 36,041
Aselsan Elektronik Sanayi ve Ticaret AS 8,332 19,159
BIM Birlesik Magazalar AS 6,350 51,001
Enka Insaat ve Sanayi AS 25,767 36,223
Eregli Demir ve Celik Fabrikalari TAS
(b)
19,766 33,681
Ford Otomotiv Sanayi AS 889 24,565
Haci OMER Sabanci Holding AS 18,528 36,392
Hektas Ticaret TAS
(b)
14,770 20,460
KOC Holding AS 16,260 63,248
Sasa Polyester Sanayi AS
(b)
6,287 32,198
Turk Hava Yollari AO
(b)
9,941 65,325
Turkiye Garanti Bankasi AS 8,768 12,344
Turkiye Is Bankasi AS, Class C 49,094 27,339
Turkiye Petrol Rafinerileri AS 13,195 44,982
Turkiye Sise ve CAM Fabrikalari AS 18,402 34,877
Yapi ve Kredi Bankasi AS 37,816 18,414
556,249
United Arab Emirates – 3.1%
Abu Dhabi Commercial Bank PJSC 42,464 101,997
Abu Dhabi Islamic Bank PJSC 20,101 62,186
Abu Dhabi National Oil Co. for Distribution
PJSC 40,701 48,659
Abu Dhabi Ports Co. PJSC
(b)
12,296 22,938
Adnoc Drilling Co. PJSC 36,084 42,157
Aldar Properties PJSC 52,572 77,312
Alpha Dhabi Holding PJSC
(b)
19,979 119,700
Dubai Electricity & Water Authority PJSC 126,164 85,209
Dubai Islamic Bank PJSC 39,248 59,428
Emaar Properties PJSC 88,505 142,929
Emirates NBD Bank PJSC 33,984 130,494
Emirates Telecommunications Group Co. PJSC 48,387 316,255
Fertiglobe PLC 16,509 17,264
First Abu Dhabi Bank PJSC 63,903 246,771
International Holdings Co. PJSC
(b)
10,202 1,097,437
Multiply Group PJSC
(b)
47,978 43,902
2,614,638
United States – 0.3%
BeiGene Ltd.
(b)
12,200 234,678
Total Common Stocks (cost $83,573,599) 81,908,405
Preferred Stocks – 2.3%
Brazil – 1.4%
Banco Bradesco SA, 6.41% 78,054 214,994
Centrais Eletricas Brasileiras SA, Class B,
3.75% 3,473 25,248
Gerdau SA, 14.16% 16,116 80,953
Itau Unibanco Holding SA, 4.69% 70,666 364,994
Itausa SA, 5.09% 79,960 137,773
Petroleo Brasileiro SA, 21.30% 65,785 310,986
1,134,948
Chile – 0.2%
Sociedad Quimica y Minera de Chile SA, Class
B, 16.04% 2,076 141,424
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 2.3% (continued)
Colombia – 0.0%
Bancolombia SA, 11.56% 6,286 39,246
Russia – 0.0%
Sberbank of Russia PJSC, 10.95%
(d)
4,890 0
Surgutneftegas PJSC, 12.93%
(d)
37,000 0
Tatneft PJSC, Series 3, 9.74%
(d)
266 0
0
South Korea – 0.7%
Amorepacific Corp., 1.85% 150 4,483
Hyundai Motor Co., 6.48% 460 38,047
Hyundai Motor Co., 6.55% 273 21,622
LG Chem Ltd., 2.75% 120 34,967
LG Electronics, Inc., 1.49% 282 10,345
LG H&H Co. Ltd., 1.65% 30 5,996
Samsung Electro-Mechanics Co. Ltd., 3.16% 56 2,908
Samsung Electronics Co. Ltd., 2.61% 11,922 496,156
Samsung Fire & Marine Insurance Co. Ltd.,
8.03% 61 7,611
S-Oil Corp., 10.60% 154 5,799
627,934
Total Preferred Stocks (cost $1,920,242) 1,943,552
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.81%
(e)(f)
(cost $90,968) 90,968 90,968
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.81%
(e)(f)
(cost $88,119) 88,119 88,119
Total Investments (cost $85,672,928) 100.0% 84,031,044
Cash and Receivables (Net) 0.0% 38,712
Net Assets 100.0% 84,069,756
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities were valued at $3,206,386 or
3.81% of net assets.
(b)
Non-income producing security.
(c)
Security, or portion thereof, on loan. At April 30, 2023, the value of the fund’s securities on loan was $108,467 and the value of the collateral was $119,803, consisting of cash collateral of
$88,119 and U.S. Government & Agency securities valued at $31,684. In addition, the value of collateral may include pending sales that are also on loan.
(d)
The fund held Level 3 securities at April 30, 2023. These securities were valued at $0 or 0.00%
of net assets.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of April 30, 2023.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:
Description
Value
10/31/22 Purchases ($)
1
Sales ($)
Value
4/30/23
Dividends/
Distributions ($)
Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 15,604 23,162,817 (23,087,453) 90,968 9,238
Investment of Cash Collateral for Securities Loaned – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares — 359,908 (271,789) 88,119 583
2
Total – 0.2% 15,604 23,522,725 (23,359,242) 179,087 9,821
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Financials 25.4
Information Technology 18.5
Consumer Discretionary 12.4
Communication Services 10.0
Materials 8.0
Industrials 6.5
Consumer Staples 6.3
Energy 5.3
Health Care 2.7
Utilities 3.0
Real Estate 1.7
Registered Investment Companies 0.2
100.0
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 5 6/16/2023 246,134 246,050 (84)

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.4%
American Express Credit Account Master
Trust
Series 2022-2, Class A, 3.39%, 5/15/2027 250,000 244,512
Series 2022-3, Class A, 3.75%, 8/15/2027 100,000 98,431
Barclays Dryrock Issuance Trust, Series 2022-
1, Class A, 3.07%, 2/15/2028 100,000 96,676
Capital One Multi-Asset Execution Trust
Series 2022-A1, Class A1, 2.80%,
3/15/2027 40,000 38,717
Series 2022-A2, Class A, 3.49%, 5/15/2027 100,000 97,959
Series 2019-A3, Class A3, 2.06%,
8/15/2028 40,000 37,099
CarMax Auto Owner Trust, Series 2021-4,
Class A4, 0.82%, 4/15/2027 140,000 127,150
Ford Credit Auto Owner Trust
Series 2022-A, Class A3, 1.29%, 6/15/2026 30,000 28,740
Series 2022-B, Class A3, 3.74%, 9/15/2026 25,000 24,542
GM Financial Automobile Leasing Trust, Series
2022-2, Class A3, 3.42%, 6/20/2025 200,000 196,353
Harley-Davidson Motorcycle Trust, Series
2022-A, Class A3, 3.06%, 2/15/2027 25,000 24,305
Honda Auto Receivables Owner Trust, Series
2020-3, Class A4, 0.46%, 4/19/2027 100,000 96,487
John Deere Owner Trust, Series 2021-A, Class
A4, 0.62%, 12/15/2027 100,000 93,954
Nissan Auto Lease Trust, Series 2023-A, Class
A4, 4.80%, 7/15/2027 325,000 324,681
Oklahoma Development Finance Authority,
Series 2022-ONG, Class A1, 3.88%,
5/01/2037 100,000 97,582
Toyota Auto Receivables Owner Trust, Series
2020-D, Class A4, 0.47%, 1/15/2026 90,000 85,835
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A4, 1.26%, 10/20/2028 100,000 92,525
World Omni Auto Receivables Trust
Series 2022-B, Class A3, 3.25%, 7/15/2027 100,000 97,330
Series 2021-C, Class A4, 0.64%, 9/15/2027 100,000 92,269
Total Asset-Backed Securities (cost
$2,027,741) 1,995,147
Commercial Mortgage-Backed Securities – 0.9%
Bank Trust
Series 2019-BN16, Class A4, 4.01%,
2/15/2052 85,000 80,839
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 43,922
Series 2021-BN31, Class A4, 2.04%,
2/15/2054 25,000 20,482
Series 2017-BNK6, Class A4, 3.25%,
7/15/2060 50,000 46,658
Series 2018-BN11, Class A2, 3.78%,
3/15/2061 190,000 178,907
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 45,000 41,124
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 22,292
BBCMS Mortgage Trust
Series 2020-C6, Class A4, 2.64%, 2/15/2053 60,000 52,131
Series 2021-C9, Class A5, 2.30%, 2/15/2054 50,000 41,652
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.9% (continued)
Benchmark Mortgage Trust
Series 2020-IG1, Class AS, 2.91%,
9/15/2043 50,000 39,201
Series 2018-B2, Class A4, 3.61%,
2/15/2051 50,000 46,820
Series 2018-B3, Class A3, 3.75%,
4/10/2051 175,000 169,739
Series 2021-B27, Class A5, 2.39%,
7/15/2054 120,000 98,698
Series 2022-B32, Class A5, 3.00%,
1/15/2055 150,000 128,351
Series 2022-B34, Class A5, 3.79%,
4/15/2055 100,000 89,895
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%,
11/10/2048 100,000 96,118
Series 2016-P4, Class AS, 3.08%, 7/10/2049 120,000 109,215
Series 2017-C4, Class A4, 3.47%,
10/12/2050 125,000 116,602
Series 2022-GC48, Class A5, 4.74%,
5/15/2054 186,000 182,572
COMM Mortgage Trust
Series 2014-UBS6, Class AM, 4.05%,
12/10/2047 125,000 118,213
Series 2015-CR26, Class A3, 3.36%,
10/10/2048 85,903 82,112
Series 2015-LC23, Class A4, 3.77%,
10/10/2048 50,000 48,049
Series 2019-GC44, Class A5, 2.95%,
8/15/2057 200,000 176,794
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.71%, 11/15/2048 108,000 97,264
Series 2018-CX11, Class A4, 3.77%,
4/15/2051 50,000 47,733
GS Mortgage Securities Trust
Series 2016-GS2, Class A4, 3.05%,
5/10/2049 100,000 93,904
Series 2017-GS8, Class A3, 3.21%,
11/10/2050 80,000 74,040
Series 2017-GS8, Class A4, 3.47%,
11/10/2050 25,000 23,305
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A4A1, 3.37%,
11/15/2047 100,000 96,540
Series 2015-C32, Class A5, 3.60%,
11/15/2048 100,000 94,523
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2014-C17, Class A5, 3.74%,
8/15/2047 35,000 34,084
Series 2016-C29, Class A4, 3.33%,
5/15/2049 150,000 141,962
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%,
3/15/2049 50,000 47,681
Series 2020-L4, Class A3, 2.70%, 2/15/2053 100,000 86,449
UBS Commercial Mortgage Trust
Series 2018-C8, Class A3, 3.72%, 2/15/2051 24,006 22,586
Series 2019-C16, Class A4, 3.60%,
4/15/2052 75,000 69,305

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.9% (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class A5, 3.15%,
5/15/2048 95,000 90,732
Series 2015-C28, Class A4, 3.54%,
5/15/2048 60,000 57,588
Series 2016-C34, Class AS, 3.48%,
6/15/2049 100,000 91,079
Series 2017-C41, Class A3, 3.21%,
11/15/2050 250,000 231,015
Series 2017-C41, Class A4, 3.47%,
11/15/2050 10,000 9,315
Series 2019-C50, Class A5, 3.73%,
5/15/2052 150,000 139,487
Series 2020-C55, Class A5, 2.73%,
2/15/2053 100,000 86,655
Series 2016-NXS5, Class A5, 3.37%,
1/15/2059 50,000 47,554
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class A5, 3.61%,
11/15/2047 30,000 28,942
Series 2014-C22, Class A5, 3.75%,
9/15/2057 10,000 9,664
Total Commercial Mortgage-Backed
Securities (cost $4,164,744) 3,751,793
Corporate Bonds – 24.6%
Basic Materials – 0.6%
Air Products & Chemicals, Inc.
2.05%, 5/15/2030 31,000 27,050
2.70%, 5/15/2040 50,000 38,631
2.80%, 5/15/2050 35,000 25,532
Albemarle Corp., 5.45%, 12/01/2044 50,000 47,498
Barrick PD Australia Finance Pty Ltd., 5.95%,
10/15/2039 50,000 53,731
BHP Billiton Finance USA Ltd., 4.13%,
2/24/2042 35,000 31,912
Celanese US Holdings LLC
5.90%, 7/05/2024 50,000 50,056
6.05%, 3/15/2025 100,000 100,395
Celulosa Arauco y Constitucion SA, 4.50%,
8/01/2024 75,000 74,050
Dow Chemical Co. (The), 4.38%, 11/15/2042 20,000 17,549
DuPont de Nemours, Inc.
4.49%, 11/15/2025 15,000 14,961
4.73%, 11/15/2028 35,000 35,353
5.42%, 11/15/2048 100,000 100,198
Eastman Chemical Co., 4.65%, 10/15/2044 50,000 43,025
Ecolab, Inc.
5.25%, 1/15/2028 100,000 104,265
4.80%, 3/24/2030
(a)
35,000 35,829
1.30%, 1/30/2031 20,000 16,027
2.13%, 8/15/2050 10,000 6,023
2.75%, 8/18/2055 10,000 6,443
EIDP, Inc., 1.70%, 7/15/2025 130,000 122,541
Fibria Overseas Finance Ltd., 5.50%,
1/17/2027 50,000 50,261
FMC Corp.
3.45%, 10/01/2029 50,000 45,921
4.50%, 10/01/2049 25,000 20,689
Freeport-McMoRan, Inc.
4.25%, 3/01/2030 50,000 46,528
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Basic Materials – 0.6% (continued)
5.45%, 3/15/2043 20,000 18,780
Huntsman International LLC
4.50%, 5/01/2029 10,000 9,407
2.95%, 6/15/2031 50,000 41,163
International Flavors & Fragrances, Inc.,
5.00%, 9/26/2048 20,000 17,245
International Paper Co., 4.80%, 6/15/2044 88,000 80,570
Linde, Inc., 1.10%, 8/10/2030 100,000 80,362
LYB International Finance III LLC
3.38%, 10/01/2040 20,000 14,780
4.20%, 5/01/2050 150,000 115,918
3.63%, 4/01/2051 33,000 23,329
3.80%, 10/01/2060 10,000 6,856
LyondellBasell Industries NV, 4.63%,
2/26/2055 10,000 8,163
Mosaic Co. (The), 4.88%, 11/15/2041 10,000 8,907
NewMarket Corp., 2.70%, 3/18/2031 25,000 20,890
Newmont Corp., 4.88%, 3/15/2042 35,000 33,547
Nucor Corp., 2.00%, 6/01/2025 80,000 75,383
Nutrien Ltd.
4.20%, 4/01/2029 20,000 19,469
2.95%, 5/13/2030 70,000 62,351
4.13%, 3/15/2035 100,000 91,273
3.95%, 5/13/2050 15,000 11,921
Rio Tinto Alcan, Inc., 7.25%, 3/15/2031 26,000 30,339
Sherwin-Williams Co. (The)
2.30%, 5/15/2030 25,000 21,330
4.00%, 12/15/2042 40,000 33,038
4.50%, 6/01/2047 25,000 22,182
3.30%, 5/15/2050 75,000 53,485
Southern Copper Corp.
3.88%, 4/23/2025 30,000 29,201
6.75%, 4/16/2040 100,000 112,010
5.88%, 4/23/2045 20,000 20,872
Steel Dynamics, Inc., 3.25%, 10/15/2050 25,000 17,217
Suzano Austria GmbH
5.00%, 1/15/2030 20,000 18,690
Series DM3N, 3.13%, 1/15/2032 130,000 103,355
Vale Overseas Ltd., 3.75%, 7/08/2030 175,000 156,391
Westlake Corp.
3.60%, 8/15/2026 34,000 32,631
5.00%, 8/15/2046 25,000 21,960
Yamana Gold, Inc., 2.63%, 8/15/2031 50,000 40,291
2,567,774
Communications – 2.1%
Alphabet, Inc.
1.10%, 8/15/2030 24,000 19,832
2.05%, 8/15/2050 160,000 101,777
2.25%, 8/15/2060 10,000 6,175
Amazon.com, Inc.
3.80%, 12/05/2024 50,000 49,573
0.80%, 6/03/2025 25,000 23,290
3.30%, 4/13/2027 40,000 38,858
1.20%, 6/03/2027 100,000 89,490
3.15%, 8/22/2027 80,000 77,078
1.65%, 5/12/2028 25,000 22,249
1.50%, 6/03/2030 25,000 20,887
2.10%, 5/12/2031 25,000 21,456

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Communications – 2.1% (continued)
3.60%, 4/13/2032 35,000 33,260
4.80%, 12/05/2034 50,000 51,913
3.88%, 8/22/2037 100,000 93,480
2.88%, 5/12/2041 30,000 23,543
4.05%, 8/22/2047 35,000 31,748
2.50%, 6/03/2050 155,000 104,566
4.25%, 8/22/2057 25,000 22,705
2.70%, 6/03/2060
(a)
10,000 6,512
3.25%, 5/12/2061 60,000 44,324
4.10%, 4/13/2062 40,000 34,838
America Movil SAB de CV
6.13%, 3/30/2040 70,000 76,192
4.38%, 7/16/2042 200,000 182,062
AT&T, Inc.
3.88%, 1/15/2026 115,000 113,073
1.70%, 3/25/2026 25,000 23,081
2.95%, 7/15/2026
(a)
50,000 47,475
3.80%, 2/15/2027 30,000 29,172
1.65%, 2/01/2028 200,000 175,315
4.10%, 2/15/2028 75,000 73,333
4.30%, 2/15/2030 25,000 24,271
2.75%, 6/01/2031 50,000 43,108
2.25%, 2/01/2032 50,000 40,886
2.55%, 12/01/2033 50,000 40,227
4.85%, 3/01/2039 35,000 32,856
3.50%, 6/01/2041 25,000 19,664
5.15%, 3/15/2042 139,000 133,995
3.10%, 2/01/2043
(a)
40,000 29,328
4.50%, 3/09/2048 50,000 42,844
4.55%, 3/09/2049 50,000 43,349
3.30%, 2/01/2052 200,000 142,420
3.50%, 9/15/2053 119,000 85,213
3.55%, 9/15/2055 50,000 35,430
5.70%, 3/01/2057 50,000 50,541
3.80%, 12/01/2057 65,000 47,697
3.65%, 9/15/2059 50,000 35,357
3.85%, 6/01/2060 45,000 33,275
Bell Telephone Co. of Canada or Bell Canada
(The), 4.30%, 7/29/2049 50,000 43,040
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 49,088
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
4.91%, 7/23/2025 210,000 207,912
4.20%, 3/15/2028 25,000 23,688
5.05%, 3/30/2029 50,000 48,359
2.80%, 4/01/2031 100,000 80,628
2.30%, 2/01/2032 45,000 34,205
6.38%, 10/23/2035 25,000 24,702
3.50%, 6/01/2041 45,000 30,707
5.75%, 4/01/2048 50,000 42,418
5.13%, 7/01/2049 125,000 97,606
4.80%, 3/01/2050 10,000 7,588
3.70%, 4/01/2051 15,000 9,510
6.83%, 10/23/2055 50,000 47,592
3.85%, 4/01/2061 100,000 61,121
4.40%, 12/01/2061 60,000 40,193
5.50%, 4/01/2063 50,000 39,849
Cisco Systems, Inc.
2.95%, 2/28/2026 25,000 24,287
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Communications – 2.1% (continued)
5.50%, 1/15/2040 25,000 27,161
Comcast Corp.
2.35%, 1/15/2027 45,000 42,020
3.55%, 5/01/2028 50,000 48,232
4.15%, 10/15/2028 25,000 24,802
1.95%, 1/15/2031 85,000 71,178
1.50%, 2/15/2031 50,000 40,429
4.25%, 1/15/2033 50,000 48,946
4.65%, 2/15/2033
(a)
50,000 50,651
4.20%, 8/15/2034 50,000 48,074
5.65%, 6/15/2035 25,000 27,010
4.60%, 10/15/2038 25,000 24,149
3.25%, 11/01/2039 93,000 75,491
3.97%, 11/01/2047 50,000 42,355
4.70%, 10/15/2048 100,000 94,769
4.00%, 11/01/2049 50,000 42,116
2.80%, 1/15/2051 20,000 13,529
4.95%, 10/15/2058
(a)
90,000 88,343
2.65%, 8/15/2062 50,000 30,499
2.99%, 11/01/2063 185,000 120,041
Corning, Inc.
3.90%, 11/15/2049 50,000 38,746
5.85%, 11/15/2068 25,000 24,633
Deutsche Telekom International Finance BV
8.75%, 6/15/2030 10,000 12,205
9.25%, 6/01/2032 100,000 130,356
Discovery Communications LLC
3.95%, 3/20/2028 25,000 23,424
3.63%, 5/15/2030 100,000 88,950
4.88%, 4/01/2043 25,000 20,054
4.00%, 9/15/2055 24,000 15,762
eBay, Inc.
4.00%, 7/15/2042 100,000 81,706
3.65%, 5/10/2051 3,000 2,237
Expedia Group, Inc., 3.80%, 2/15/2028 33,000 31,140
Fox Corp.
4.71%, 1/25/2029 10,000 9,819
3.50%, 4/08/2030 10,000 9,085
Grupo Televisa SAB, 6.63%, 1/15/2040 71,000 76,141
Interpublic Group of Cos., Inc. (The), 3.38%,
3/01/2041 60,000 45,305
Juniper Networks, Inc.
1.20%, 12/10/2025 10,000 9,071
3.75%, 8/15/2029 50,000 47,001
Meta Platforms, Inc.
3.85%, 8/15/2032 100,000 94,460
4.65%, 8/15/2062 65,000 57,340
Motorola Solutions, Inc.
2.30%, 11/15/2030 45,000 36,955
5.50%, 9/01/2044 22,000 21,164
Omnicom Group, Inc.
4.20%, 6/01/2030 25,000 24,140
2.60%, 8/01/2031 25,000 21,353
Paramount Global
2.90%, 1/15/2027
(a)
37,000 33,997
5.85%, 9/01/2043 25,000 21,431
4.95%, 5/19/2050 110,000 82,968

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Communications – 2.1% (continued)
Rogers Communications, Inc., 2.90%,
11/15/2026 35,000 32,695
Sprint Capital Corp.
6.88%, 11/15/2028 40,000 43,148
8.75%, 3/15/2032 35,000 42,812
Sprint Corp.
7.13%, 6/15/2024 40,000 40,659
7.63%, 2/15/2025 25,000 25,762
7.63%, 3/01/2026 25,000 26,477
TCI Communications, Inc., 7.88%, 2/15/2026 100,000 108,465
Telefonica Emisiones SA, 7.05%, 6/20/2036 30,000 33,184
TELUS Corp.
2.80%, 2/16/2027 80,000 75,617
4.60%, 11/16/2048 50,000 44,302
Thomson Reuters Corp., 5.65%, 11/23/2043 50,000 48,182
Time Warner Cable LLC
7.30%, 7/01/2038 110,000 113,974
5.50%, 9/01/2041 225,000 191,733
4.50%, 9/15/2042 50,000 38,020
T-Mobile USA, Inc.
3.50%, 4/15/2025 100,000 97,322
1.50%, 2/15/2026 20,000 18,316
2.25%, 2/15/2026 50,000 46,590
2.63%, 4/15/2026 50,000 46,943
3.75%, 4/15/2027 110,000 105,992
2.05%, 2/15/2028 30,000 26,643
4.95%, 3/15/2028 100,000 101,074
2.40%, 3/15/2029 100,000 87,676
3.88%, 4/15/2030 10,000 9,422
2.55%, 2/15/2031 20,000 17,013
2.70%, 3/15/2032 100,000 84,385
5.05%, 7/15/2033 50,000 50,332
4.38%, 4/15/2040 50,000 44,802
4.50%, 4/15/2050 10,000 8,743
3.40%, 10/15/2052 175,000 126,515
5.80%, 9/15/2062 25,000 25,772
TWDC Enterprises 18 Corp.
Series E, 4.13%, 12/01/2041 100,000 90,230
4.13%, 6/01/2044 15,000 13,558
VeriSign, Inc.
5.25%, 4/01/2025 100,000 100,324
4.75%, 7/15/2027 35,000 34,380
Verizon Communications, Inc.
2.63%, 8/15/2026 30,000 28,394
4.33%, 9/21/2028 150,000 148,386
1.75%, 1/20/2031 80,000 64,404
2.55%, 3/21/2031 175,000 149,039
2.36%, 3/15/2032 150,000 123,109
4.50%, 8/10/2033 50,000 48,236
3.40%, 3/22/2041 35,000 27,624
6.55%, 9/15/2043 200,000 227,135
4.86%, 8/21/2046 50,000 47,266
4.52%, 9/15/2048 150,000 134,387
2.88%, 11/20/2050 55,000 36,510
5.01%, 8/21/2054 25,000 23,815
4.67%, 3/15/2055 25,000 22,506
3.00%, 11/20/2060 10,000 6,346
3.70%, 3/22/2061 50,000 37,118
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Communications – 2.1% (continued)
Vodafone Group PLC
4.13%, 5/30/2025 54,000 53,361
5.25%, 5/30/2048 10,000 9,536
5.63%, 2/10/2053 50,000 49,401
5.75%, 2/10/2063 50,000 49,539
Walt Disney Co. (The)
3.70%, 10/15/2025 250,000 245,941
3.80%, 3/22/2030 150,000 145,107
2.65%, 1/13/2031 175,000 155,127
3.50%, 5/13/2040 30,000 25,512
9,308,310
Consumer, Cyclical – 1.6%
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 2/15/2029 35,500 32,443
Series 2017-2, Class AA, 3.35%,
10/15/2029 164,112 146,448
American Honda Finance Corp.
1.20%, 7/08/2025 20,000 18,615
4.60%, 4/17/2030 100,000 100,429
AutoNation, Inc., 4.75%, 6/01/2030 30,000 28,293
AutoZone, Inc.
3.25%, 4/15/2025 15,000 14,527
3.63%, 4/15/2025 25,000 24,377
Brunswick Corp., 0.85%, 8/18/2024 100,000 94,071
Choice Hotels International, Inc., 3.70%,
1/15/2031 50,000 44,312
Costco Wholesale Corp., 3.00%, 5/18/2027 73,000 70,559
Cummins, Inc., 2.60%, 9/01/2050 50,000 32,889
Darden Restaurants, Inc., 4.55%, 2/15/2048 20,000 16,978
Dick's Sporting Goods, Inc., 4.10%, 1/15/2052 50,000 35,020
Dollar General Corp., 3.50%, 4/03/2030 50,000 46,253
General Motors Co.
6.13%, 10/01/2025 150,000 152,535
6.80%, 10/01/2027 50,000 52,816
6.60%, 4/01/2036 15,000 15,434
5.15%, 4/01/2038 100,000 89,539
5.95%, 4/01/2049 53,000 49,066
General Motors Financial Co., Inc.
3.80%, 4/07/2025 200,000 194,346
6.05%, 10/10/2025 70,000 70,772
4.00%, 10/06/2026 50,000 47,939
4.35%, 1/17/2027 20,000 19,374
6.00%, 1/09/2028 100,000 102,059
5.85%, 4/06/2030 15,000 15,005
2.35%, 1/08/2031 45,000 35,540
2.70%, 6/10/2031 50,000 40,088
Genuine Parts Co., 1.88%, 11/01/2030 25,000 20,059
Hasbro, Inc.
3.55%, 11/19/2026 50,000 47,311
6.35%, 3/15/2040 50,000 50,678
Home Depot, Inc. (The)
3.35%, 9/15/2025 25,000 24,515
2.70%, 4/15/2030 168,000 153,187
1.38%, 3/15/2031 127,000 102,790
4.50%, 9/15/2032
(a)
100,000 101,298
5.88%, 12/16/2036 100,000 112,777
4.25%, 4/01/2046 150,000 136,235
3.50%, 9/15/2056 15,000 11,738

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Cyclical – 1.6% (continued)
Honda Motor Co., Ltd., 2.27%, 3/10/2025 300,000 287,582
Hyatt Hotels Corp.
4.85%, 3/15/2026 50,000 49,925
4.38%, 9/15/2028 25,000 24,206
5.75%, 4/23/2030 25,000 25,694
JetBlue Pass-Through Trust, Series 2020-1,
Class A, 4.00%, 11/15/2032 33,456 30,839
Lear Corp., 3.50%, 5/30/2030 63,000 56,352
Lennar Corp., 4.75%, 5/30/2025 80,000 79,411
Lowe's Cos., Inc.
1.70%, 9/15/2028 75,000 65,536
1.70%, 10/15/2030 40,000 32,599
3.75%, 4/01/2032
(a)
100,000 92,625
3.70%, 4/15/2046 283,000 219,909
4.05%, 5/03/2047 10,000 8,142
3.00%, 10/15/2050 10,000 6,665
3.50%, 4/01/2051 30,000 21,726
Magna International, Inc., 2.45%, 6/15/2030 20,000 17,227
Marriott International, Inc.
3.75%, 10/01/2025 100,000 96,808
Series AA, 4.65%, 12/01/2028 50,000 49,529
McDonald's Corp.
3.38%, 5/26/2025 85,000 83,200
3.30%, 7/01/2025 60,000 58,674
2.63%, 9/01/2029 20,000 18,209
4.70%, 12/09/2035 19,000 19,004
4.88%, 12/09/2045 30,000 29,030
4.45%, 3/01/2047 50,000 45,620
4.45%, 9/01/2048 40,000 36,559
MDC Holdings, Inc.
2.50%, 1/15/2031 75,000 58,939
6.00%, 1/15/2043 40,000 35,335
Nike, Inc.
2.40%, 3/27/2025 100,000 96,861
2.38%, 11/01/2026 40,000 37,790
3.25%, 3/27/2040 40,000 33,783
O'Reilly Automotive, Inc.
3.60%, 9/01/2027 50,000 48,484
3.90%, 6/01/2029 45,000 43,344
1.75%, 3/15/2031 20,000 16,176
PulteGroup, Inc., 6.00%, 2/15/2035 25,000 25,846
PVH Corp., 4.63%, 7/10/2025 50,000 49,166
Southwest Airlines Co.
5.25%, 5/04/2025 153,000 153,479
5.13%, 6/15/2027 25,000 25,196
2.63%, 2/10/2030
(a)
5,000 4,293
Starbucks Corp.
2.00%, 3/12/2027
(a)
25,000 22,929
3.55%, 8/15/2029 101,000 96,823
4.80%, 2/15/2033 50,000 50,675
4.45%, 8/15/2049 40,000 36,047
3.50%, 11/15/2050 145,000 111,832
Target Corp.
2.25%, 4/15/2025 200,000 192,499
2.50%, 4/15/2026 50,000 48,175
2.35%, 2/15/2030 40,000 35,484
4.50%, 9/15/2032 100,000 100,810
4.80%, 1/15/2053 100,000 98,457
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Cyclical – 1.6% (continued)
Toyota Motor Corp., 2.36%, 7/02/2024 100,000 97,246
Toyota Motor Credit Corp.
4.40%, 9/20/2024 100,000 99,738
4.80%, 1/10/2025 150,000 150,563
1.15%, 8/13/2027 20,000 17,648
4.55%, 9/20/2027 100,000 101,047
5.45%, 11/10/2027 100,000 104,629
4.63%, 1/12/2028 200,000 203,493
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024 12,695 12,418
Series 2013-1, Class A, 4.30%, 8/15/2025 28,909 27,693
Series 2018-1, Class AA, 3.50%, 3/01/2030 78,433 70,288
Walgreens Boots Alliance, Inc.
3.20%, 4/15/2030 50,000 44,103
4.80%, 11/18/2044 25,000 21,645
4.10%, 4/15/2050 50,000 37,806
Walmart, Inc.
4.00%, 4/15/2026 15,000 15,023
5.88%, 4/05/2027 77,000 82,348
3.90%, 4/15/2028 15,000 14,994
1.50%, 9/22/2028 50,000 44,215
2.38%, 9/24/2029 3,000 2,716
4.00%, 4/15/2030 10,000 9,966
4.10%, 4/15/2033 25,000 24,965
3.95%, 6/28/2038 10,000 9,583
2.50%, 9/22/2041 100,000 76,581
4.05%, 6/29/2048 60,000 56,410
4.50%, 9/09/2052 50,000 49,721
4.50%, 4/15/2053 25,000 24,839
WarnerMedia Holdings, Inc.
3.79%, 3/15/2025
(b)
50,000 48,473
5.14%, 3/15/2052
(b)
150,000 119,746
5.39%, 3/15/2062
(b)
200,000 160,532
Whirlpool Corp., 4.75%, 2/26/2029 10,000 9,988
6,966,226
Consumer, Non-cyclical – 4.5%
Abbott Laboratories
6.00%, 4/01/2039 25,000 28,773
4.90%, 11/30/2046 170,000 174,971
AbbVie, Inc.
3.85%, 6/15/2024 50,000 49,404
2.60%, 11/21/2024 150,000 144,823
3.80%, 3/15/2025 50,000 49,159
3.20%, 11/21/2029 45,000 41,580
4.05%, 11/21/2039 35,000 30,948
4.40%, 11/06/2042 45,000 40,999
4.70%, 5/14/2045 75,000 70,304
4.25%, 11/21/2049 217,000 190,109
Adventist Health System/West, 3.63%,
3/01/2049 20,000 15,018
Advocate Health & Hospitals Corp.
3.83%, 8/15/2028 50,000 48,584
Series 2020, 2.21%, 6/15/2030 15,000 12,739
Aetna, Inc.
6.63%, 6/15/2036 50,000 55,767
4.75%, 3/15/2044 35,000 32,050
3.88%, 8/15/2047 50,000 39,363
Ahold Finance USA LLC, 6.88%, 5/01/2029 25,000 27,389

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.5% (continued)
AHS Hospital Corp., 5.02%, 7/01/2045 50,000 50,274
Altria Group, Inc.
4.40%, 2/14/2026 10,000 9,935
3.40%, 5/06/2030 150,000 133,911
2.45%, 2/04/2032 35,000 27,799
5.80%, 2/14/2039 75,000 73,991
3.40%, 2/04/2041 50,000 35,256
4.50%, 5/02/2043 40,000 32,277
4.45%, 5/06/2050 15,000 11,198
4.00%, 2/04/2061 10,000 7,008
AmerisourceBergen Corp., 3.45%,
12/15/2027 50,000 47,917
Amgen, Inc.
3.63%, 5/22/2024 50,000 49,311
5.51%, 3/02/2026 150,000 150,596
2.20%, 2/21/2027 50,000 46,258
5.25%, 3/02/2030 100,000 102,739
2.30%, 2/25/2031 45,000 38,117
4.40%, 5/01/2045 75,000 66,280
4.56%, 6/15/2048 20,000 18,089
3.38%, 2/21/2050 200,000 147,666
3.00%, 1/15/2052 50,000 34,180
2.77%, 9/01/2053 10,000 6,409
5.75%, 3/02/2063 150,000 155,163
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 4.90%, 2/01/2046 36,000 35,661
Anheuser-Busch InBev Finance, Inc., 4.90%,
2/01/2046 25,000 24,596
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/01/2030 110,000 104,707
4.90%, 1/23/2031 75,000 78,183
4.38%, 4/15/2038 25,000 24,149
8.20%, 1/15/2039 25,000 33,525
5.45%, 1/23/2039 25,000 26,573
8.00%, 11/15/2039 25,000 32,671
4.35%, 6/01/2040 100,000 95,013
4.95%, 1/15/2042 25,000 25,067
4.50%, 6/01/2050 250,000 236,132
5.80%, 1/23/2059 45,000 50,415
Archer-Daniels-Midland Co.
2.50%, 8/11/2026 25,000 23,761
4.54%, 3/26/2042 87,000 83,394
Ascension Health, 3.95%, 11/15/2046 25,000 21,832
AstraZeneca Finance LLC, 1.20%, 5/28/2026 75,000 68,661
AstraZeneca PLC
0.70%, 4/08/2026 90,000 81,704
4.00%, 9/18/2042 50,000 45,576
4.38%, 11/16/2045 75,000 71,993
Banner Health, 2.34%, 1/01/2030 25,000 21,799
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 8/15/2050 25,000 19,218
BAT Capital Corp.
3.22%, 8/15/2024 150,000 145,935
2.79%, 9/06/2024 70,000 67,570
3.22%, 9/06/2026 40,000 37,884
3.56%, 8/15/2027 50,000 46,807
4.39%, 8/15/2037 20,000 16,316
3.73%, 9/25/2040 50,000 35,770
5.28%, 4/02/2050 50,000 41,524
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.5% (continued)
BAT International Finance PLC, 1.67%,
3/25/2026 30,000 27,317
Baxalta, Inc.
4.00%, 6/23/2025 15,000 14,729
5.25%, 6/23/2045 35,000 34,670
Baxter International, Inc.
1.92%, 2/01/2027 50,000 44,943
2.54%, 2/01/2032
(a)
50,000 41,160
Becton, Dickinson & Co.
3.36%, 6/06/2024 50,000 49,140
3.73%, 12/15/2024 10,000 9,811
3.70%, 6/06/2027 10,000 9,690
3.79%, 5/20/2050 9,000 7,299
Biogen, Inc.
2.25%, 5/01/2030 75,000 63,611
5.20%, 9/15/2045 45,000 45,415
BIO-RAD Laboratories, Inc., 3.70%,
3/15/2032 100,000 90,102
Bon Secours Mercy Health, Inc., 3.46%,
6/01/2030 121,000 110,174
Boston Scientific Corp.
1.90%, 6/01/2025 10,000 9,479
2.65%, 6/01/2030 25,000 22,108
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 125,000 122,407
1.13%, 11/13/2027 50,000 44,089
3.90%, 2/20/2028 10,000 9,936
1.45%, 11/13/2030 10,000 8,208
2.95%, 3/15/2032
(a)
15,000 13,544
2.35%, 11/13/2040 20,000 14,419
3.55%, 3/15/2042 10,000 8,526
4.55%, 2/20/2048 28,000 26,666
4.25%, 10/26/2049 200,000 181,553
2.55%, 11/13/2050 20,000 13,376
3.70%, 3/15/2052 100,000 82,883
3.90%, 3/15/2062 25,000 20,693
Brown University, in Providence in the State
of Rhode Island & Providence Plantations,
Series A, 2.92%, 9/01/2050 30,000 22,866
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 50,000 46,234
California Endowment (The), Series 2021,
2.50%, 4/01/2051 200,000 134,086
California Institute of Technology, 4.70%,
11/01/2111 35,000 31,574
Campbell Soup Co.
2.38%, 4/24/2030
(a)
29,000 24,942
3.13%, 4/24/2050 15,000 10,660
Cardinal Health, Inc.
3.08%, 6/15/2024 75,000 73,277
4.60%, 3/15/2043 25,000 21,770
4.50%, 11/15/2044 40,000 34,286
Centene Corp.
2.45%, 7/15/2028 135,000 117,777
2.63%, 8/01/2031 165,000 134,898
Children's Hospital, Series 2020, 2.93%,
7/15/2050 50,000 33,222
Children's Hospital of Philadelphia (The),
Series 2020, 2.70%, 7/01/2050 10,000 6,691

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.5% (continued)
Cigna Group (The)
4.13%, 11/15/2025 30,000 29,627
4.50%, 2/25/2026 5,000 4,987
3.40%, 3/01/2027 25,000 24,006
3.05%, 10/15/2027 50,000 47,144
2.38%, 3/15/2031 160,000 135,611
3.40%, 3/15/2051 25,000 18,423
City of Hope (The), Series 2013, 5.62%,
11/15/2043 135,000 136,890
Clorox Co. (The), 4.60%, 5/01/2032 250,000 250,498
Coca-Cola Co. (The)
1.45%, 6/01/2027
(a)
163,000 148,254
1.00%, 3/15/2028 20,000 17,460
2.13%, 9/06/2029 50,000 44,893
3.45%, 3/25/2030 65,000 62,451
2.25%, 1/05/2032
(a)
25,000 21,845
2.60%, 6/01/2050 100,000 71,862
3.00%, 3/05/2051 25,000 19,528
2.50%, 3/15/2051 35,000 24,609
Coca-Cola Femsa SAB de CV, 2.75%,
1/22/2030 50,000 45,072
Colgate-Palmolive Co., 3.70%, 8/01/2047 70,000 62,609
CommonSpirit Health
2.76%, 10/01/2024 79,000 76,672
3.35%, 10/01/2029 60,000 54,201
Community Health Network, Inc., Series 20-A,
3.10%, 5/01/2050 65,000 44,094
ConAgra Brands, Inc., 4.30%, 5/01/2024 125,000 123,822
Constellation Brands, Inc.
4.65%, 11/15/2028 40,000 40,108
4.50%, 5/09/2047 25,000 21,928
5.25%, 11/15/2048 25,000 24,268
3.75%, 5/01/2050 65,000 51,460
CVS Health Corp.
3.38%, 8/12/2024 100,000 98,110
2.63%, 8/15/2024 22,000 21,364
3.88%, 7/20/2025 25,000 24,583
3.00%, 8/15/2026 10,000 9,536
3.63%, 4/01/2027 110,000 106,457
1.30%, 8/21/2027 20,000 17,536
4.30%, 3/25/2028 10,000 9,877
3.25%, 8/15/2029 30,000 27,617
5.13%, 2/21/2030 50,000 50,874
3.75%, 4/01/2030 15,000 14,044
1.88%, 2/28/2031
(a)
45,000 36,572
5.25%, 2/21/2033 50,000 51,075
4.88%, 7/20/2035 100,000 97,777
6.13%, 9/15/2039 35,000 36,867
4.13%, 4/01/2040 20,000 17,109
5.05%, 3/25/2048 40,000 37,310
4.25%, 4/01/2050 200,000 167,292
5.63%, 2/21/2053 50,000 50,232
Danaher Corp., 2.60%, 10/01/2050 50,000 33,957
DENTSPLY SIRONA, Inc., 3.25%, 6/01/2030 50,000 44,438
Elevance Health, Inc.
3.50%, 8/15/2024 80,000 78,531
2.88%, 9/15/2029 90,000 82,222
2.25%, 5/15/2030 10,000 8,596
2.55%, 3/15/2031 20,000 17,250
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.5% (continued)
6.38%, 6/15/2037 10,000 11,207
4.63%, 5/15/2042 35,000 32,665
4.65%, 8/15/2044 15,000 13,852
4.38%, 12/01/2047 10,000 8,880
4.55%, 3/01/2048 28,000 25,351
3.60%, 3/15/2051 50,000 38,973
ELI Lilly & Co.
5.50%, 3/15/2027 25,000 26,419
3.38%, 3/15/2029 100,000 96,041
2.50%, 9/15/2060 100,000 65,342
Emory University, Series 2020, 2.14%,
9/01/2030 15,000 12,884
Equifax, Inc.
2.60%, 12/15/2025 15,000 14,143
2.35%, 9/15/2031 300,000 242,192
Fomento Economico Mexicano SAB de CV,
3.50%, 1/16/2050 70,000 54,506
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025
(b)
100,000 101,291
5.86%, 3/15/2030
(b)
100,000 105,034
General Mills, Inc.
4.20%, 4/17/2028 25,000 24,866
2.88%, 4/15/2030
(a)
10,000 9,087
George Washington University (The), Series
2014, 4.30%, 9/15/2044 20,000 18,161
Georgetown University (The), Series B, 4.32%,
4/01/2049 20,000 17,793
Gilead Sciences, Inc.
3.50%, 2/01/2025 25,000 24,554
3.65%, 3/01/2026 40,000 39,132
2.95%, 3/01/2027 25,000 23,927
1.65%, 10/01/2030 25,000 20,682
2.60%, 10/01/2040 100,000 73,605
4.50%, 2/01/2045 25,000 23,213
4.75%, 3/01/2046 157,000 150,174
2.80%, 10/01/2050 25,000 17,206
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028 50,000 49,356
6.38%, 5/15/2038 70,000 83,122
Global Payments, Inc.
2.65%, 2/15/2025 30,000 28,665
5.95%, 8/15/2052 100,000 96,974
GXO Logistics, Inc.
1.65%, 7/15/2026 50,000 43,494
2.65%, 7/15/2031 50,000 39,318
Hackensack Meridian Health, Inc., Series 2020,
2.68%, 9/01/2041 45,000 32,521
HCA, Inc.
5.25%, 4/15/2025 110,000 110,257
5.88%, 2/15/2026 50,000 50,778
5.25%, 6/15/2026 69,000 69,192
4.50%, 2/15/2027 50,000 49,131
4.13%, 6/15/2029 150,000 142,216
5.25%, 6/15/2049 5,000 4,523
Hershey Co. (The), 2.05%, 11/15/2024 40,000 38,645
Hormel Foods Corp., 1.80%, 6/11/2030 40,000 33,766
Humana, Inc., 3.85%, 10/01/2024 30,000 29,525
Illumina, Inc., 2.55%, 3/23/2031
(a)
100,000 83,855

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.5% (continued)
Indiana Universal Health, Inc. Obligated
Group, 3.97%, 11/01/2048 50,000 43,373
Inova Health System Foundation, 4.07%,
5/15/2052 25,000 21,696
JBS USA LUX SA / JBS USA Food Co. / JBS USA
Finance, Inc.
5.50%, 1/15/2030
(b)
100,000 95,558
5.75%, 4/01/2033
(b)
100,000 95,943
4.38%, 2/02/2052
(b)
100,000 70,511
JM Smucker Co. (The)
3.50%, 3/15/2025 40,000 39,054
2.38%, 3/15/2030 88,000 76,251
2.13%, 3/15/2032
(a)
50,000 40,975
Johns Hopkins University, Series A, 2.81%,
1/01/2060 25,000 17,035
Johnson & Johnson
2.63%, 1/15/2025 40,000 39,056
0.55%, 9/01/2025 10,000 9,236
2.45%, 3/01/2026 100,000 96,091
2.95%, 3/03/2027 131,000 126,931
1.30%, 9/01/2030 25,000 20,990
4.38%, 12/05/2033 50,000 51,629
3.55%, 3/01/2036 50,000 46,693
2.10%, 9/01/2040 100,000 72,673
Kaiser Foundation Hospitals
3.15%, 5/01/2027 50,000 47,590
4.15%, 5/01/2047 25,000 22,608
Series 2021, 3.00%, 6/01/2051 5,000 3,580
Kellogg Co.
4.30%, 5/15/2028 75,000 74,540
2.10%, 6/01/2030 25,000 21,043
Kenvue, Inc.
5.00%, 3/22/2030
(b)
50,000 51,856
4.90%, 3/22/2033
(b)
20,000 20,709
5.05%, 3/22/2053
(b)
25,000 25,911
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025 50,000 49,653
3.40%, 11/15/2025 61,000 59,035
3.95%, 4/15/2029 35,000 33,754
3.20%, 5/01/2030 28,000 25,587
3.80%, 5/01/2050 10,000 7,954
4.50%, 4/15/2052 35,000 31,233
Kimberly-Clark Corp., 1.05%, 9/15/2027 45,000 39,834
Kraft Heinz Foods Co.
3.00%, 6/01/2026 50,000 47,884
4.38%, 6/01/2046 150,000 130,928
Laboratory Corp. of America Holdings
3.25%, 9/01/2024 25,000 24,419
2.30%, 12/01/2024 40,000 38,294
3.60%, 2/01/2025 10,000 9,757
2.95%, 12/01/2029 50,000 45,186
Leland Stanford Junior University (The),
2.41%, 6/01/2050 50,000 33,953
Mass General Brigham, Inc., Series 2020,
3.19%, 7/01/2049 25,000 18,711
Massachusetts Institute of Technology, 3.96%,
7/01/2038 25,000 23,528
McCormick & Co., Inc.
3.15%, 8/15/2024 10,000 9,748
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.5% (continued)
0.90%, 2/15/2026 20,000 18,051
1.85%, 2/15/2031 15,000 12,219
4.95%, 4/15/2033 10,000 10,027
McKesson Corp., 0.90%, 12/03/2025 20,000 18,162
Mead Johnson Nutrition Co., 5.90%,
11/01/2039 20,000 21,355
MedStar Health, Inc., Series 20A, 3.63%,
8/15/2049 25,000 19,200
Medtronic Global Holdings SCA, 4.50%,
3/30/2033 50,000 50,429
Memorial Sloan-Kettering Cancer Center,
Series 2015, 4.20%, 7/01/2055 50,000 43,909
Merck & Co., Inc.
0.75%, 2/24/2026 15,000 13,727
3.40%, 3/07/2029 50,000 48,294
2.15%, 12/10/2031 20,000 17,068
3.90%, 3/07/2039 10,000 9,141
4.15%, 5/18/2043 215,000 200,924
2.90%, 12/10/2061 25,000 17,027
Molson Coors Beverage Co.
3.00%, 7/15/2026 50,000 47,499
5.00%, 5/01/2042 25,000 23,794
Mondelez International, Inc., 2.63%,
9/04/2050 75,000 49,911
Montefiore Obligated Group, 4.29%,
9/01/2050 50,000 31,275
Moody's Corp.
3.25%, 1/15/2028 135,000 128,340
4.25%, 8/08/2032 100,000 97,088
4.88%, 12/17/2048 25,000 23,515
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/01/2048 20,000 16,420
Series 2019, 3.74%, 7/01/2049 75,000 58,756
Mylan, Inc., 4.55%, 4/15/2028 60,000 57,509
New York & Presbyterian Hospital (The),
Series 2019, 3.95%, 8/01/2119 60,000 44,926
Northwell Healthcare, Inc.
3.98%, 11/01/2046 25,000 20,048
4.26%, 11/01/2047 50,000 41,990
Northwestern University, 4.64%, 12/01/2044 35,000 34,692
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 46,473
3.10%, 5/17/2027 25,000 24,168
4.40%, 5/06/2044 70,000 68,719
NYU Langone Hospitals
4.78%, 7/01/2044 75,000 71,590
Series 2020, 3.38%, 7/01/2055 100,000 72,897
Ochsner LSU Health System of North
Louisiana, Series 2021, 2.51%, 5/15/2031 250,000 188,091
Orlando Health Obligated Group, 4.09%,
10/01/2048 100,000 83,848
PayPal Holdings, Inc., 3.25%, 6/01/2050 125,000 90,267
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/2048 50,000 46,389
Series 2020, 3.22%, 11/15/2050 10,000 7,078
PepsiCo, Inc.
2.25%, 3/19/2025 158,000 152,234
3.50%, 7/17/2025 25,000 24,605
4.55%, 2/13/2026 167,000 169,538

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.5% (continued)
2.38%, 10/06/2026 16,000 15,172
3.60%, 2/18/2028 50,000 49,301
3.50%, 3/19/2040 20,000 17,263
3.60%, 8/13/2042 25,000 21,716
2.88%, 10/15/2049 20,000 15,279
2.75%, 10/21/2051 10,000 7,353
PerkinElmer, Inc.
3.30%, 9/15/2029 50,000 45,332
2.55%, 3/15/2031 50,000 41,648
Pfizer, Inc.
3.40%, 5/15/2024 28,000 27,602
3.60%, 9/15/2028 55,000 53,998
2.63%, 4/01/2030 50,000 45,266
4.00%, 12/15/2036 120,000 115,354
2.55%, 5/28/2040 125,000 94,481
4.13%, 12/15/2046 20,000 18,428
4.00%, 3/15/2049 25,000 22,728
Pharmacia LLC, 6.60%, 12/01/2028 50,000 55,849
Philip Morris International, Inc.
0.88%, 5/01/2026 50,000 45,076
4.88%, 2/15/2028 100,000 100,880
2.10%, 5/01/2030 100,000 84,012
4.13%, 3/04/2043 50,000 41,290
4.25%, 11/10/2044 80,000 66,816
Piedmont Healthcare, Inc., Series 2032, 2.04%,
1/01/2032 50,000 40,284
Pilgrim's Pride Corp., 6.25%, 7/01/2033 15,000 14,831
Procter & Gamble Co. (The)
0.55%, 10/29/2025 50,000 45,804
2.80%, 3/25/2027 35,000 33,609
2.85%, 8/11/2027 50,000 47,963
3.00%, 3/25/2030
(a)
20,000 18,828
5.55%, 3/05/2037 100,000 114,486
3.50%, 10/25/2047 50,000 43,192
Quest Diagnostics, Inc., 3.45%, 6/01/2026 50,000 48,384
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 45,000 36,750
2.80%, 9/15/2050 50,000 33,079
Reynolds American, Inc.
6.15%, 9/15/2043 25,000 24,336
5.85%, 8/15/2045 50,000 45,124
Royalty Pharma PLC, 3.30%, 9/02/2040 400,000 290,360
RWJ Barnabas Health, Inc., 3.48%, 7/01/2049 50,000 38,920
S&P Global, Inc.
2.45%, 3/01/2027 50,000 46,974
2.70%, 3/01/2029 50,000 45,653
4.25%, 5/01/2029 50,000 49,455
1.25%, 8/15/2030 10,000 8,072
2.90%, 3/01/2032 100,000 88,789
3.70%, 3/01/2052 50,000 41,821
3.90%, 3/01/2062 100,000 83,285
Seattle Children's Hospital, Series 2021,
2.72%, 10/01/2050 25,000 17,060
Sharp HealthCare, Series 20B, 2.68%,
8/01/2050 45,000 29,756
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 55,000 52,437
Smith & Nephew PLC, 2.03%, 10/14/2030 45,000 36,653
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.5% (continued)
STERIS Irish FinCo UnLtd. Co., 2.70%,
3/15/2031 150,000 125,997
Stryker Corp., 3.38%, 11/01/2025 40,000 38,725
Sutter Health
Series 20A, 3.16%, 8/15/2040 40,000 30,705
Series 2018, 4.09%, 8/15/2048 50,000 41,441
SYSCO Corp.
5.95%, 4/01/2030 50,000 53,415
4.85%, 10/01/2045 15,000 13,726
3.30%, 2/15/2050 20,000 14,579
6.60%, 4/01/2050 20,000 22,948
Texas Health Resources, 4.33%, 11/15/2055 35,000 30,943
Thermo Fisher Scientific, Inc.
4.95%, 11/21/2032 100,000 104,165
4.10%, 8/15/2047 25,000 22,731
Trinity Health Corp., Series 2021, 2.63%,
12/01/2040 45,000 32,961
Trustees of Princeton University (The), Series
2020, 2.52%, 7/01/2050 75,000 53,019
Trustees of The University of Pennsylvania
(The), 3.61%, 2/15/2119 10,000 7,305
Tyson Foods, Inc.
3.95%, 8/15/2024 50,000 49,308
4.00%, 3/01/2026 150,000 147,168
Unilever Capital Corp., 2.00%, 7/28/2026 100,000 93,913
UnitedHealth Group, Inc.
3.75%, 7/15/2025 33,000 32,558
3.70%, 12/15/2025 28,000 27,463
3.10%, 3/15/2026 40,000 38,833
4.25%, 1/15/2029 50,000 49,932
2.88%, 8/15/2029 25,000 23,077
2.30%, 5/15/2031 35,000 30,308
4.20%, 5/15/2032 50,000 49,028
4.50%, 4/15/2033 25,000 25,048
4.63%, 7/15/2035 96,000 96,917
5.80%, 3/15/2036 22,000 24,229
6.50%, 6/15/2037 150,000 174,093
5.95%, 2/15/2041 30,000 33,137
3.05%, 5/15/2041 10,000 7,942
4.63%, 11/15/2041 17,000 16,437
3.95%, 10/15/2042 50,000 44,002
4.20%, 1/15/2047 50,000 44,475
4.25%, 6/15/2048 18,000 16,315
4.45%, 12/15/2048 10,000 9,291
3.25%, 5/15/2051 10,000 7,572
5.05%, 4/15/2053 30,000 30,444
3.88%, 8/15/2059 15,000 12,166
4.95%, 5/15/2062 35,000 34,294
5.20%, 4/15/2063 150,000 152,794
Universal Health Services, Inc., 1.65%,
9/01/2026 50,000 44,201
University of Notre Dame du Lac, Series 2015,
3.44%, 2/15/2045 50,000 41,539
University of Southern California
Series 2017, 3.84%, 10/01/2047 25,000 22,328
5.25%, 10/01/2111 50,000 52,438
UPMC, 5.04%, 5/15/2033 10,000 9,986
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 10,000 9,568
Verisk Analytics, Inc., 5.50%, 6/15/2045 50,000 48,948
Viatris, Inc., 4.00%, 6/22/2050 10,000 6,484

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.5% (continued)
Washington University (The)
Series 2022, 3.52%, 4/15/2054
(a)
25,000 20,756
4.35%, 4/15/2122 50,000 42,608
William Marsh Rice University, 3.57%,
5/15/2045 15,000 13,003
Wyeth LLC
6.50%, 2/01/2034 25,000 29,157
5.95%, 4/01/2037 50,000 56,381
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/2026 15,000 14,375
5.75%, 11/30/2039 35,000 35,651
Zoetis, Inc.
3.90%, 8/20/2028 40,000 39,177
4.70%, 2/01/2043 100,000 93,909
4.45%, 8/20/2048 25,000 22,566
19,638,498
Energy – 1.8%
Baker Hughes Holdings LLC, 5.13%,
9/15/2040 34,000 33,213
Baker Hughes Holdings LLC / Baker Hughes
Co.-Obligor, Inc., 3.34%, 12/15/2027 100,000 95,020
Boardwalk Pipelines LP
5.95%, 6/01/2026 95,000 96,986
3.40%, 2/15/2031 15,000 13,172
BP Capital Markets America, Inc.
3.80%, 9/21/2025 10,000 9,878
3.12%, 5/04/2026 25,000 24,299
3.59%, 4/14/2027 30,000 29,318
3.63%, 4/06/2030 10,000 9,574
1.75%, 8/10/2030 10,000 8,400
4.81%, 2/13/2033 50,000 50,863
2.77%, 11/10/2050 65,000 44,543
2.94%, 6/04/2051 10,000 7,021
BP Capital Markets PLC, 3.28%, 9/19/2027 230,000 222,704
Canadian Natural Resources Ltd.
2.95%, 7/15/2030 136,000 119,478
7.20%, 1/15/2032 15,000 16,575
Cenovus Energy, Inc.
5.25%, 6/15/2037 70,000 67,290
6.75%, 11/15/2039 5,000 5,430
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 60,000 60,472
Chevron Corp., 3.08%, 5/11/2050 100,000 77,423
ConocoPhillips Co., 4.03%, 3/15/2062 200,000 168,899
Coterra Energy, Inc., 4.38%, 3/15/2029 50,000 47,980
DCP Midstream Operating LP, 5.60%,
4/01/2044 50,000 48,059
Devon Energy Corp.
5.85%, 12/15/2025 70,000 71,242
4.50%, 1/15/2030 100,000 95,819
4.75%, 5/15/2042 25,000 21,933
Diamondback Energy, Inc.
3.25%, 12/01/2026 115,000 110,357
4.40%, 3/24/2051 100,000 81,752
Enbridge Energy Partners LP, 5.88%,
10/15/2025 25,000 25,494
Enbridge, Inc.
4.25%, 12/01/2026 25,000 24,618
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Energy – 1.8% (continued)
5.50%, 12/01/2046 55,000 53,611
Energy Transfer LP
2.90%, 5/15/2025 75,000 71,578
5.95%, 12/01/2025 50,000 50,854
3.90%, 7/15/2026 85,000 81,824
5.50%, 6/01/2027 108,000 109,587
4.90%, 3/15/2035 98,000 92,250
6.50%, 2/01/2042 25,000 25,893
5.95%, 10/01/2043 25,000 24,106
5.35%, 5/15/2045 50,000 44,522
5.00%, 5/15/2050 50,000 42,375
Enterprise Products Operating LLC
2.80%, 1/31/2030 50,000 44,702
4.85%, 8/15/2042 20,000 18,630
4.45%, 2/15/2043 40,000 35,638
4.85%, 3/15/2044 30,000 27,948
4.25%, 2/15/2048 85,000 72,330
4.20%, 1/31/2050 50,000 41,823
4.95%, 10/15/2054 25,000 22,895
3.95%, 1/31/2060 10,000 7,794
EOG Resources, Inc., 4.15%, 1/15/2026 50,000 49,649
Equinor ASA
3.25%, 11/10/2024 25,000 24,586
1.75%, 1/22/2026 110,000 102,815
3.00%, 4/06/2027 50,000 47,704
4.25%, 11/23/2041 70,000 65,406
3.70%, 4/06/2050 100,000 84,239
Exxon Mobil Corp.
2.28%, 8/16/2026 40,000 37,912
2.61%, 10/15/2030 25,000 22,562
4.23%, 3/19/2040 25,000 23,548
3.10%, 8/16/2049 10,000 7,530
4.33%, 3/19/2050 110,000 102,370
3.45%, 4/15/2051 65,000 52,031
Halliburton Co.
4.85%, 11/15/2035 30,000 29,338
4.50%, 11/15/2041 25,000 21,596
5.00%, 11/15/2045 10,000 9,177
Hess Corp.
4.30%, 4/01/2027 100,000 98,141
7.88%, 10/01/2029 30,000 33,985
7.30%, 8/15/2031 25,000 28,105
7.13%, 3/15/2033 20,000 22,453
6.00%, 1/15/2040 25,000 25,437
Kinder Morgan Energy Partners LP
4.30%, 5/01/2024 40,000 39,648
7.75%, 3/15/2032 150,000 171,244
6.50%, 2/01/2037 30,000 31,702
5.00%, 8/15/2042 35,000 30,945
Kinder Morgan, Inc.
1.75%, 11/15/2026 320,000 289,184
4.80%, 2/01/2033
(a)
50,000 48,427
3.25%, 8/01/2050 35,000 22,985
3.60%, 2/15/2051 20,000 14,070
Magellan Midstream Partners LP
4.25%, 9/15/2046 50,000 39,944
4.20%, 10/03/2047 100,000 79,814

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Energy – 1.8% (continued)
Marathon Oil Corp.
6.80%, 3/15/2032 50,000 53,201
6.60%, 10/01/2037 25,000 25,737
5.20%, 6/01/2045 25,000 21,628
Marathon Petroleum Corp.
3.80%, 4/01/2028 88,000 84,439
6.50%, 3/01/2041 10,000 10,573
4.75%, 9/15/2044 50,000 43,325
4.50%, 4/01/2048 10,000 8,128
5.00%, 9/15/2054 200,000 171,948
MPLX LP
4.88%, 6/01/2025 75,000 74,757
1.75%, 3/01/2026 15,000 13,800
4.13%, 3/01/2027 50,000 48,796
4.95%, 9/01/2032 100,000 98,225
5.00%, 3/01/2033 50,000 49,107
5.20%, 3/01/2047 35,000 31,577
5.20%, 12/01/2047 25,000 22,304
5.50%, 2/15/2049 25,000 23,127
5.65%, 3/01/2053 50,000 47,834
4.90%, 4/15/2058 10,000 8,261
ONEOK Partners LP, 6.20%, 9/15/2043 15,000 15,038
ONEOK, Inc.
4.35%, 3/15/2029 25,000 23,908
6.35%, 1/15/2031 100,000 105,904
Ovintiv Exploration, Inc., 5.38%, 1/01/2026 100,000 100,355
Ovintiv, Inc., 7.20%, 11/01/2031 50,000 53,540
Phillips 66 Co.
3.55%, 10/01/2026
(b)
50,000 47,891
3.90%, 3/15/2028 20,000 19,372
2.15%, 12/15/2030 5,000 4,180
4.65%, 11/15/2034 50,000 48,379
4.68%, 2/15/2045
(b)
25,000 22,264
Pioneer Natural Resources Co., 2.15%,
1/15/2031 50,000 41,862
Plains All American Pipeline LP / PAA Finance
Corp.
3.80%, 9/15/2030 50,000 45,219
5.15%, 6/01/2042 40,000 33,791
Sabine Pass Liquefaction LLC
5.75%, 5/15/2024 100,000 100,064
5.63%, 3/01/2025 50,000 50,255
5.00%, 3/15/2027 15,000 15,007
Schlumberger Investment SA, 2.65%,
6/26/2030
(a)
45,000 40,378
Shell International Finance BV
3.25%, 5/11/2025 100,000 97,738
6.38%, 12/15/2038 50,000 58,148
4.38%, 5/11/2045 160,000 148,721
3.75%, 9/12/2046 35,000 29,456
3.13%, 11/07/2049 35,000 26,197
Spectra Energy Partners LP, 4.50%,
3/15/2045 45,000 38,420
Suncor Energy, Inc.
6.50%, 6/15/2038 50,000 53,786
3.75%, 3/04/2051 35,000 26,654
TC PipeLines LP
4.38%, 3/13/2025 200,000 196,435
3.90%, 5/25/2027 25,000 24,341
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Energy – 1.8% (continued)
Teck Resources Ltd., 6.13%, 10/01/2035 150,000 156,618
Texas Eastern Transmission LP, 7.00%,
7/15/2032 25,000 28,627
Tosco Corp., 8.13%, 2/15/2030 50,000 59,662
TotalEnergies Capital International SA
2.43%, 1/10/2025 10,000 9,672
3.46%, 2/19/2029 10,000 9,573
TransCanada PipeLines Ltd.
4.88%, 1/15/2026 25,000 25,047
4.63%, 3/01/2034 40,000 38,049
5.00%, 10/16/2043 35,000 32,208
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/2028 53,000 51,090
3.25%, 5/15/2030 15,000 13,687
4.45%, 8/01/2042 35,000 31,015
Valero Energy Corp., 4.35%, 6/01/2028 250,000 246,259
Western Midstream Operating LP
4.30%, 2/01/2030 50,000 45,783
6.15%, 4/01/2033 50,000 50,868
5.50%, 8/15/2048 50,000 42,546
Williams Cos., Inc. (The)
4.65%, 8/15/2032 100,000 97,066
6.30%, 4/15/2040 30,000 31,694
4.90%, 1/15/2045 50,000 44,426
5.10%, 9/15/2045 100,000 91,591
7,622,270
Financial – 8.1%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.45%, 10/01/2025 150,000 145,494
4.63%, 10/15/2027 210,000 202,240
3.40%, 10/29/2033 50,000 40,213
Affiliated Managers Group, Inc., 3.30%,
6/15/2030 25,000 21,688
Aflac, Inc., 4.75%, 1/15/2049 50,000 46,252
Air Lease Corp.
3.63%, 12/01/2027 50,000 46,102
2.10%, 9/01/2028 25,000 21,024
3.00%, 2/01/2030 45,000 38,553
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030 20,000 19,639
1.88%, 2/01/2033 100,000 75,610
3.00%, 5/18/2051 20,000 12,450
Alleghany Corp., 3.63%, 5/15/2030 57,000 54,375
Allstate Corp. (The), 4.50%, 6/15/2043 50,000 45,072
Ally Financial, Inc.
3.88%, 5/21/2024 125,000 121,702
8.00%, 11/01/2031 85,000 89,951
American Express Co.
2.25%, 3/04/2025 100,000 95,214
4.20%, 11/06/2025 25,000 24,749
4.90%, 2/13/2026 50,000 50,350
3.13%, 5/20/2026 100,000 96,144
2.55%, 3/04/2027 238,000 220,492
American Financial Group, Inc., 4.50%,
6/15/2047 25,000 20,927
American International Group, Inc.
2.50%, 6/30/2025 31,000 29,434

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.1% (continued)
4.20%, 4/01/2028 25,000 24,581
3.40%, 6/30/2030 25,000 22,622
6.25%, 5/01/2036 50,000 53,622
4.80%, 7/10/2045 236,000 215,431
American Tower Corp.
2.40%, 3/15/2025 100,000 95,152
1.30%, 9/15/2025 50,000 45,978
1.60%, 4/15/2026 15,000 13,643
3.95%, 3/15/2029 25,000 23,623
2.10%, 6/15/2030 25,000 20,575
1.88%, 10/15/2030 25,000 20,091
2.70%, 4/15/2031 25,000 21,129
2.30%, 9/15/2031 25,000 20,264
3.70%, 10/15/2049 10,000 7,316
3.10%, 6/15/2050 10,000 6,650
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 49,029
3.00%, 4/02/2025 10,000 9,641
Aon Corp., 2.80%, 5/15/2030 55,000 48,569
Arch Capital Group Ltd., 3.64%, 6/30/2050 45,000 34,174
Ares Capital Corp., 3.88%, 1/15/2026 10,000 9,320
Arthur J Gallagher & Co., 3.50%, 5/20/2051 10,000 7,270
Assurant, Inc.
4.90%, 3/27/2028 30,000 29,309
3.70%, 2/22/2030 50,000 44,183
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024
(a)
25,000 24,835
Athene Holding Ltd.
3.95%, 5/25/2051 30,000 20,209
3.45%, 5/15/2052 50,000 30,771
AvalonBay Communities, Inc.
2.30%, 3/01/2030 10,000 8,579
2.45%, 1/15/2031 20,000 17,123
AXIS Specialty Finance LLC, 3.90%,
7/15/2029 15,000 14,089
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 65,000 57,835
2.55%, 10/13/2026 50,000 42,828
Banco Santander SA
5.29%, 8/18/2027 200,000 199,106
2.75%, 12/03/2030 200,000 158,478
Bank of America Corp.
4.00%, 1/22/2025 20,000 19,625
0.98%, 9/25/2025 25,000 23,421
2.46%, 10/22/2025 25,000 23,896
1.53%, 12/06/2025 75,000 70,370
3.37%, 1/23/2026 150,000 144,533
2.02%, 2/13/2026 105,000 98,829
4.45%, 3/03/2026 50,000 49,273
3.50%, 4/19/2026 45,000 43,784
1.32%, 6/19/2026 10,000 9,155
4.83%, 7/22/2026 175,000 173,342
6.22%, 9/15/2026 50,000 51,565
4.25%, 10/22/2026 100,000 97,320
1.20%, 10/24/2026 35,000 31,676
Series N, 1.66%, 3/11/2027 50,000 45,195
3.56%, 4/23/2027 20,000 19,084
1.73%, 7/22/2027 25,000 22,403
3.25%, 10/21/2027 100,000 94,235
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.1% (continued)
Series L, 4.18%, 11/25/2027 30,000 28,975
3.71%, 4/24/2028 143,000 135,645
3.59%, 7/21/2028 50,000 47,023
4.95%, 7/22/2028 50,000 49,848
6.20%, 11/10/2028 200,000 208,605
4.27%, 7/23/2029 54,000 51,743
3.97%, 2/07/2030 50,000 46,778
3.19%, 7/23/2030 50,000 44,524
2.88%, 10/22/2030 200,000 174,029
2.59%, 4/29/2031 50,000 42,386
1.90%, 7/23/2031 5,000 4,017
1.92%, 10/24/2031 25,000 19,959
2.69%, 4/22/2032 15,000 12,547
2.57%, 10/20/2032 20,000 16,427
2.97%, 2/04/2033 35,000 29,564
5.02%, 7/22/2033 100,000 98,694
5.29%, 4/25/2034 85,000 85,611
2.48%, 9/21/2036 75,000 57,323
6.11%, 1/29/2037 50,000 53,473
4.24%, 4/24/2038 50,000 44,873
2.68%, 6/19/2041 10,000 7,101
5.00%, 1/21/2044 150,000 146,195
4.44%, 1/20/2048 50,000 44,400
4.33%, 3/15/2050 130,000 111,975
4.08%, 3/20/2051 160,000 133,314
Series N, 3.48%, 3/13/2052 104,000 78,557
Bank of Montreal
2.50%, 6/28/2024
(a)
100,000 96,842
0.95%, 1/22/2027 120,000 107,721
Bank of Nova Scotia (The)
5.25%, 12/06/2024 250,000 250,230
4.50%, 12/16/2025 20,000 19,658
1.05%, 3/02/2026 200,000 179,517
1.30%, 9/15/2026 75,000 66,763
Bank OZK, 2.75%, 10/01/2031 100,000 78,237
Barclays PLC
3.93%, 5/07/2025 200,000 195,523
2.67%, 3/10/2032 50,000 40,145
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 127,000 117,653
4.25%, 1/15/2049 25,000 23,578
Berkshire Hathaway, Inc., 4.50%, 2/11/2043 25,000 24,233
BlackRock, Inc.
3.20%, 3/15/2027 169,000 164,466
2.40%, 4/30/2030 50,000 44,307
Blackstone Private Credit Fund
7.05%, 9/29/2025
(b)
300,000 300,607
3.25%, 3/15/2027 200,000 172,342
Blackstone Secured Lending Fund, 2.13%,
2/15/2027 50,000 42,210
Boston Properties LP
3.65%, 2/01/2026 50,000 46,596
4.50%, 12/01/2028 75,000 68,190
BPCE SA, 3.38%, 12/02/2026 250,000 235,909
Brandywine Operating Partnership LP, 3.95%,
11/15/2027 25,000 19,299
Brighthouse Financial, Inc., 5.63%, 5/15/2030 70,000 68,452
Brookfield Corp., 4.00%, 1/15/2025 50,000 48,998

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.1% (continued)
Brookfield Finance LLC / Brookfield Finance,
Inc., 3.45%, 4/15/2050 60,000 40,613
Brookfield Finance, Inc., 3.90%, 1/25/2028 50,000 47,219
Brown & Brown, Inc.
4.50%, 3/15/2029 50,000 48,786
2.38%, 3/15/2031 50,000 41,010
Camden Property Trust, 3.35%, 11/01/2049 35,000 25,690
Capital One Financial Corp.
3.20%, 2/05/2025 20,000 19,101
4.20%, 10/29/2025 100,000 95,517
3.65%, 5/11/2027 40,000 37,310
CBOE Global Markets, Inc., 1.63%,
12/15/2030 75,000 60,555
CBRE Services, Inc., 4.88%, 3/01/2026 25,000 25,016
Charles Schwab Corp. (The)
3.00%, 3/10/2025 50,000 47,706
4.20%, 3/24/2025 25,000 24,513
2.75%, 10/01/2029 332,000 288,669
Chubb INA Holdings, Inc.
3.35%, 5/03/2026 15,000 14,682
1.38%, 9/15/2030 125,000 101,502
CI Financial Corp., 3.20%, 12/17/2030 190,000 141,162
Cincinnati Financial Corp., 6.92%, 5/15/2028 100,000 111,088
Citigroup, Inc.
5.50%, 9/13/2025 75,000 75,242
3.29%, 3/17/2026 100,000 96,618
3.11%, 4/08/2026 15,000 14,430
4.45%, 9/29/2027 135,000 131,974
6.63%, 1/15/2028 125,000 134,762
4.13%, 7/25/2028 87,000 82,893
3.98%, 3/20/2030 20,000 18,766
2.98%, 11/05/2030 23,000 20,181
4.41%, 3/31/2031 40,000 38,294
2.57%, 6/03/2031 250,000 211,471
6.63%, 6/15/2032 45,000 48,637
3.06%, 1/25/2033 25,000 21,308
5.88%, 2/22/2033 40,000 41,340
3.79%, 3/17/2033 100,000 90,047
4.91%, 5/24/2033 180,000 177,048
6.27%, 11/17/2033 45,000 48,699
4.65%, 7/30/2045 90,000 82,592
4.75%, 5/18/2046 15,000 13,160
4.65%, 7/23/2048 30,000 27,698
Citizens Financial Group, Inc.
2.85%, 7/27/2026 105,000 92,676
5.64%, 5/21/2037 75,000 70,218
CME Group, Inc., 3.00%, 3/15/2025 117,000 113,047
CNA Financial Corp., 2.05%, 8/15/2030 50,000 41,054
Comerica Bank, 4.00%, 7/27/2025 75,000 67,422
Commonwealth Bank of Australia, 5.32%,
3/13/2026 250,000 254,979
Cooperatieve Rabobank UA
5.00%, 1/13/2025 250,000 250,561
3.75%, 7/21/2026 250,000 235,260
Corebridge Financial, Inc.
3.90%, 4/05/2032
(b)
20,000 17,579
4.40%, 4/05/2052
(b)
25,000 19,551
Corporate Office Properties LP, 2.00%,
1/15/2029 50,000 38,604
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.1% (continued)
Credit Suisse Group AG
4.55%, 4/17/2026 350,000 326,444
4.88%, 5/15/2045 50,000 42,534
Crown Castle, Inc.
3.20%, 9/01/2024 145,000 141,161
4.45%, 2/15/2026 25,000 24,758
1.05%, 7/15/2026 18,000 15,992
2.90%, 4/01/2041 60,000 42,774
4.00%, 11/15/2049 150,000 117,056
4.15%, 7/01/2050 15,000 12,050
Deutsche Bank AG
3.70%, 5/30/2024 50,000 48,490
3.73%, 1/14/2032 200,000 150,638
3.74%, 1/07/2033 200,000 146,517
Digital Realty Trust LP
4.45%, 7/15/2028
(a)
25,000 23,773
3.60%, 7/01/2029
(a)
34,000 30,560
Discover Financial Services
3.95%, 11/06/2024 200,000 193,845
4.10%, 2/09/2027 40,000 37,981
Eaton Vance Corp., 3.50%, 4/06/2027 50,000 47,590
EPR Properties, 4.50%, 6/01/2027 50,000 44,605
Equinix, Inc.
2.63%, 11/18/2024 22,000 21,160
2.90%, 11/18/2026 20,000 18,673
3.90%, 4/15/2032 50,000 45,497
3.00%, 7/15/2050 50,000 32,873
2.95%, 9/15/2051 50,000 32,215
Equitable Holdings, Inc., 5.00%, 4/20/2048 50,000 43,457
ERP Operating LP
3.38%, 6/01/2025 25,000 24,202
3.00%, 7/01/2029 20,000 18,205
4.00%, 8/01/2047 50,000 40,382
Essex Portfolio LP, 2.65%, 9/01/2050 50,000 29,428
Fairfax Financial Holdings Ltd., 4.63%,
4/29/2030 25,000 23,879
Fidelity National Financial, Inc., 3.40%,
6/15/2030 135,000 119,341
Fifth Third Bancorp
2.38%, 1/28/2025 50,000 47,391
4.77%, 7/28/2030 50,000 47,640
First American Financial Corp., 4.00%,
5/15/2030 25,000 22,744
First-Citizens Bank & Trust Co., 2.97%,
9/27/2025 25,000 23,381
Franklin Resources, Inc., 1.60%, 10/30/2030 125,000 99,736
FS KKR Capital Corp., 4.63%, 7/15/2024 55,000 53,472
Globe Life, Inc., 2.15%, 8/15/2030 29,000 23,627
GLP Capital LP / GLP Financing II, Inc.
5.30%, 1/15/2029 50,000 48,172
4.00%, 1/15/2030 140,000 125,061
3.25%, 1/15/2032 125,000 103,030
Goldman Sachs Group, Inc. (The)
3.50%, 4/01/2025 115,000 111,727
3.50%, 11/16/2026 300,000 286,461
1.09%, 12/09/2026 10,000 8,951
5.95%, 1/15/2027 100,000 103,149
3.85%, 1/26/2027 325,000 314,676

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.1% (continued)
1.43%, 3/09/2027 60,000 53,990
1.54%, 9/10/2027 10,000 8,861
1.95%, 10/21/2027 50,000 44,807
2.64%, 2/24/2028 30,000 27,471
3.69%, 6/05/2028 37,000 35,222
4.22%, 5/01/2029 20,000 19,211
2.60%, 2/07/2030 50,000 43,257
2.62%, 4/22/2032 25,000 20,875
Series D, 2.38%, 7/21/2032 20,000 16,336
2.65%, 10/21/2032 20,000 16,622
3.10%, 2/24/2033
(a)
85,000 73,181
6.75%, 10/01/2037 30,000 32,887
4.41%, 4/23/2039 25,000 22,447
6.25%, 2/01/2041 200,000 220,705
3.21%, 4/22/2042 30,000 22,573
2.91%, 7/21/2042 5,000 3,593
4.75%, 10/21/2045 50,000 46,256
Golub Capital BDC, Inc., 2.05%, 2/15/2027 50,000 41,453
Hanover Insurance Group, Inc. (The), 2.50%,
9/01/2030 25,000 20,100
Healthcare Realty Holdings LP, 3.50%,
8/01/2026 5,000 4,660
Healthpeak OP LLC, 5.25%, 12/15/2032 100,000 101,013
Highwoods Realty LP
4.13%, 3/15/2028 300,000 266,391
3.05%, 2/15/2030 50,000 38,847
HSBC Holdings PLC
0.98%, 5/24/2025 200,000 189,237
4.30%, 3/08/2026 50,000 49,140
3.00%, 3/10/2026 200,000 190,584
2.10%, 6/04/2026 50,000 46,555
6.16%, 3/09/2029 200,000 205,695
2.85%, 6/04/2031 350,000 294,638
5.40%, 8/11/2033 200,000 197,916
6.25%, 3/09/2034 200,000 208,621
6.33%, 3/09/2044 200,000 210,706
HSBC USA, Inc., 5.63%, 3/17/2025 200,000 201,637
ING Groep NV
3.95%, 3/29/2027 200,000 192,098
4.25%, 3/28/2033 100,000 92,798
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 50,000 49,039
3.10%, 9/15/2027 15,000 14,204
4.60%, 3/15/2033 25,000 25,015
2.65%, 9/15/2040 30,000 21,986
4.25%, 9/21/2048 10,000 8,871
3.00%, 6/15/2050 85,000 60,646
5.20%, 6/15/2062 30,000 30,509
Jefferies Financial Group, Inc., 6.25%,
1/15/2036 50,000 52,519
JPMorgan Chase & Co.
3.63%, 5/13/2024 20,000 19,730
3.88%, 9/10/2024 50,000 49,143
5.55%, 12/15/2025 150,000 150,648
2.08%, 4/22/2026 318,000 299,569
3.20%, 6/15/2026 45,000 43,488
4.13%, 12/15/2026 50,000 49,142
1.04%, 2/04/2027 25,000 22,436
1.58%, 4/22/2027 50,000 45,306
8.00%, 4/29/2027 400,000 451,196
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.1% (continued)
4.25%, 10/01/2027 25,000 24,627
3.78%, 2/01/2028 250,000 240,082
4.85%, 7/25/2028 50,000 50,154
4.45%, 12/05/2029 91,000 88,597
2.74%, 10/15/2030 35,000 30,685
4.49%, 3/24/2031 30,000 29,207
2.52%, 4/22/2031 100,000 85,789
1.76%, 11/19/2031 100,000 80,010
2.96%, 1/25/2033 30,000 25,678
4.91%, 7/25/2033 50,000 49,786
5.72%, 9/14/2033 150,000 154,307
6.40%, 5/15/2038 25,000 28,428
5.50%, 10/15/2040 85,000 88,247
3.11%, 4/22/2041 35,000 26,750
2.53%, 11/19/2041 50,000 35,008
5.40%, 1/06/2042 75,000 77,086
5.63%, 8/16/2043 25,000 26,072
4.26%, 2/22/2048 50,000 43,832
4.03%, 7/24/2048 80,000 67,783
3.11%, 4/22/2051 50,000 35,730
3.33%, 4/22/2052 90,000 66,977
Kemper Corp., 2.40%, 9/30/2030 25,000 20,211
KeyCorp
2.25%, 4/06/2027 40,000 34,857
4.10%, 4/30/2028 50,000 46,227
Kilroy Realty LP, 2.50%, 11/15/2032 100,000 67,626
Kimco Realty OP LLC
3.30%, 2/01/2025 10,000 9,633
3.70%, 10/01/2049 25,000 18,141
Kite Realty Group LP, 4.00%, 10/01/2026 15,000 13,930
Kite Realty Group Trust, 4.75%, 9/15/2030 10,000 9,134
Kreditanstalt Fuer Wiederaufbau
0.50%, 9/20/2024 50,000 47,378
0.38%, 7/18/2025 70,000 64,728
0.63%, 1/22/2026 395,000 362,348
3.75%, 2/15/2028 100,000 100,529
0.75%, 9/30/2030 50,000 41,034
Landwirtschaftliche Rentenbank
2.00%, 1/13/2025 50,000 48,135
2.38%, 6/10/2025 40,000 38,554
0.88%, 9/03/2030 50,000 41,198
Lazard Group LLC, 4.50%, 9/19/2028 20,000 19,303
Legg Mason, Inc., 4.75%, 3/15/2026 25,000 24,786
LifeStorage LP, 3.50%, 7/01/2026 72,000 68,763
Lincoln National Corp.
3.05%, 1/15/2030 25,000 20,364
3.40%, 3/01/2032 50,000 39,457
4.35%, 3/01/2048 45,000 31,822
Lloyds Banking Group PLC
4.65%, 3/24/2026 200,000 192,611
4.72%, 8/11/2026 200,000 197,315
Loews Corp., 3.20%, 5/15/2030 50,000 45,346
M&T Bank Corp., 4.55%, 8/16/2028 100,000 94,784
Main Street Capital Corp.
5.20%, 5/01/2024 50,000 49,148
3.00%, 7/14/2026 25,000 21,970
Manulife Financial Corp.
4.15%, 3/04/2026 25,000 24,602
4.06%, 2/24/2032 26,000 24,586

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.1% (continued)
5.38%, 3/04/2046 50,000 50,466
Markel Corp., 5.00%, 4/05/2046 50,000 45,713
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 50,000 42,697
2.38%, 12/15/2031 50,000 41,825
4.75%, 3/15/2039 25,000 23,830
2.90%, 12/15/2051 50,000 34,229
Mastercard, Inc.
3.30%, 3/26/2027 15,000 14,554
3.85%, 3/26/2050 10,000 8,841
MetLife, Inc.
6.50%, 12/15/2032 50,000 56,379
4.05%, 3/01/2045 15,000 12,665
MID-America Apartments LP
4.00%, 11/15/2025 25,000 24,461
1.10%, 9/15/2026 50,000 44,316
Mitsubishi UFJ Financial Group, Inc.
3.96%, 3/02/2028 100,000 96,168
5.35%, 9/13/2028 200,000 202,138
5.24%, 4/19/2029 200,000 201,593
3.20%, 7/18/2029 75,000 67,468
5.47%, 9/13/2033 200,000 203,049
5.41%, 4/19/2034 200,000 202,297
Mizuho Financial Group, Inc.
4.25%, 9/11/2029 75,000 71,724
2.59%, 5/25/2031 50,000 41,929
Morgan Stanley
4.00%, 7/23/2025 25,000 24,645
5.00%, 11/24/2025 50,000 50,102
2.19%, 4/28/2026 100,000 94,187
4.68%, 7/17/2026 175,000 173,524
3.13%, 7/27/2026 50,000 47,558
0.99%, 12/10/2026 295,000 263,995
3.63%, 1/20/2027 150,000 144,522
3.95%, 4/23/2027 50,000 48,077
1.51%, 7/20/2027 40,000 35,575
3.59%, 7/22/2028 95,000 89,862
Series G, 3.77%, 1/24/2029 50,000 47,351
5.16%, 4/20/2029 45,000 45,352
4.43%, 1/23/2030 125,000 120,702
3.62%, 4/01/2031 45,000 41,174
7.25%, 4/01/2032 200,000 235,811
1.93%, 4/28/2032 125,000 99,284
2.24%, 7/21/2032 15,000 12,120
2.51%, 10/20/2032 15,000 12,337
2.94%, 1/21/2033 25,000 21,196
4.89%, 7/20/2033 50,000 49,136
6.34%, 10/18/2033 50,000 54,454
5.25%, 4/21/2034 55,000 55,639
5.30%, 4/20/2037 50,000 48,052
4.46%, 4/22/2039 160,000 146,939
4.38%, 1/22/2047 25,000 22,482
Morgan Stanley Domestic Holdings, Inc.,
3.80%, 8/24/2027 29,000 27,932
NASDAQ, Inc.
3.85%, 6/30/2026 33,000 32,372
1.65%, 1/15/2031 50,000 39,879
3.25%, 4/28/2050 25,000 17,437
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.1% (continued)
National Health Investors, Inc., 3.00%,
2/01/2031 35,000 26,394
NatWest Group PLC
7.47%, 11/10/2026 200,000 208,928
5.08%, 1/27/2030 50,000 49,354
Northern Trust Corp.
3.15%, 5/03/2029 25,000 23,557
3.38%, 5/08/2032 50,000 45,281
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 15,000 13,988
4.75%, 1/15/2028 25,000 23,159
3.63%, 10/01/2029 75,000 62,993
Owl Rock Capital Corp., 2.88%, 6/11/2028 50,000 41,008
Owl Rock Capital Corp. III, 3.13%, 4/13/2027 50,000 42,716
Owl Rock Core Income Corp., 4.70%,
2/08/2027 50,000 45,593
Owl Rock Technology Finance Corp., 2.50%,
1/15/2027 50,000 42,152
PartnerRe Finance B LLC, 3.70%, 7/02/2029 50,000 47,293
Physicians Realty LP, 3.95%, 1/15/2028 25,000 23,457
PNC Bank NA, 2.70%, 10/22/2029 75,000 64,619
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 35,000 33,421
2.60%, 7/23/2026 180,000 168,429
4.76%, 1/26/2027 200,000 197,901
Principal Financial Group, Inc.
3.10%, 11/15/2026 44,000 41,939
4.30%, 11/15/2046 50,000 41,532
Private Export Funding Corp., Series PP,
1.40%, 7/15/2028 50,000 43,797
Progressive Corp. (The), 4.00%, 3/01/2029 10,000 9,800
ProLogis LP
3.25%, 10/01/2026 49,000 47,488
2.88%, 11/15/2029 44,000 39,643
1.75%, 2/01/2031 10,000 8,107
Prospect Capital Corp.
3.36%, 11/15/2026 40,000 33,819
3.44%, 10/15/2028 25,000 19,434
Prudential Financial, Inc.
3.88%, 3/27/2028 51,000 49,780
5.38%, 5/15/2045 50,000 47,743
4.35%, 2/25/2050 265,000 227,857
3.70%, 3/13/2051 55,000 42,386
Radian Group, Inc., 4.88%, 3/15/2027 50,000 47,570
Raymond James Financial, Inc.
4.65%, 4/01/2030 20,000 19,829
4.95%, 7/15/2046 33,000 30,383
Realty Income Corp.
3.00%, 1/15/2027 50,000 46,980
4.90%, 7/15/2033 10,000 9,835
4.65%, 3/15/2047 50,000 45,871
Regency Centers LP
2.95%, 9/15/2029 25,000 22,020
3.70%, 6/15/2030 10,000 9,126
4.40%, 2/01/2047 25,000 20,485
RenaissanceRe Finance, Inc., 3.45%,
7/01/2027 75,000 71,447

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.1% (continued)
RenaissanceRe Holdings Ltd., 3.60%,
4/15/2029 100,000 92,851
Rexford Industrial Realty LP, 2.15%,
9/01/2031 50,000 39,894
Royal Bank of Canada
2.25%, 11/01/2024 100,000 95,907
1.15%, 6/10/2025 50,000 46,408
1.20%, 4/27/2026 50,000 45,255
Series G, 5.00%, 2/01/2033 50,000 50,159
Sabra Health Care LP
5.13%, 8/15/2026 100,000 94,922
3.90%, 10/15/2029 50,000 41,831
3.20%, 12/01/2031 50,000 37,534
Safehold GL Holdings LLC, 2.80%, 6/15/2031 60,000 47,560
Santander Holdings USA, Inc.
3.50%, 6/07/2024 75,000 72,896
3.24%, 10/05/2026 75,000 68,878
6.50%, 3/09/2029 50,000 50,245
Santander UK Group Holdings PLC
1.67%, 6/14/2027 50,000 43,831
2.90%, 3/15/2032 125,000 102,902
Santander UK PLC, 2.88%, 6/18/2024 150,000 145,740
Simon Property Group LP
3.25%, 11/30/2026 34,000 32,355
2.45%, 9/13/2029 100,000 87,235
2.20%, 2/01/2031 76,000 62,078
4.75%, 3/15/2042 20,000 17,706
Sixth Street Specialty Lending, Inc., 2.50%,
8/01/2026 50,000 44,201
Spirit Realty LP
4.45%, 9/15/2026 50,000 48,444
4.00%, 7/15/2029 15,000 13,587
3.20%, 2/15/2031 10,000 8,372
2.70%, 2/15/2032 25,000 19,721
State Street Corp.
2.90%, 3/30/2026 50,000 48,088
2.20%, 3/03/2031 75,000 61,593
3.15%, 3/30/2031 40,000 35,959
4.16%, 8/04/2033 50,000 47,363
Stewart Information Services Corp., 3.60%,
11/15/2031 125,000 98,536
STORE Capital Corp.
4.50%, 3/15/2028 30,000 26,767
4.63%, 3/15/2029 35,000 31,084
Sumitomo Mitsui Financial Group, Inc.
0.95%, 1/12/2026 251,000 225,191
2.63%, 7/14/2026 45,000 42,068
3.45%, 1/11/2027 40,000 37,963
5.52%, 1/13/2028 200,000 204,551
2.14%, 9/23/2030 45,000 36,477
1.71%, 1/12/2031 165,000 130,068
Sun Communities Operating LP, 5.70%,
1/15/2033 75,000 75,026
Synchrony Financial
3.70%, 8/04/2026 90,000 80,329
5.15%, 3/19/2029 125,000 116,676
Tanger Properties LP, 2.75%, 9/01/2031 50,000 36,315
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.1% (continued)
Toronto-Dominion Bank (The)
2.65%, 6/12/2024 197,000 191,521
1.25%, 12/13/2024 75,000 70,584
4.69%, 9/15/2027 100,000 99,352
3.20%, 3/10/2032 100,000 88,713
4.46%, 6/08/2032 25,000 24,126
Travelers Cos., Inc. (The), 5.35%, 11/01/2040 25,000 26,309
Travelers Property Casualty Corp., 6.38%,
3/15/2033 15,000 17,314
Truist Bank, 3.30%, 5/15/2026 200,000 185,844
Truist Financial Corp.
2.50%, 8/01/2024 30,000 28,843
1.20%, 8/05/2025 50,000 45,515
4.26%, 7/28/2026 50,000 48,490
3.88%, 3/19/2029 70,000 63,157
UDR, Inc.
2.95%, 9/01/2026 40,000 37,314
Series G, 3.50%, 1/15/2028 50,000 46,588
3.00%, 8/15/2031 50,000 43,221
2.10%, 8/01/2032 25,000 19,586
Unum Group
5.75%, 8/15/2042 50,000 47,011
4.50%, 12/15/2049 10,000 7,471
US Bancorp
2.40%, 7/30/2024 90,000 86,895
3.60%, 9/11/2024 10,000 9,740
1.45%, 5/12/2025 35,000 32,456
Series V, 2.38%, 7/22/2026 45,000 41,799
1.38%, 7/22/2030 50,000 39,167
4.97%, 7/22/2033 100,000 93,838
Ventas Realty LP
3.85%, 4/01/2027 40,000 38,015
3.00%, 1/15/2030 15,000 13,039
4.38%, 2/01/2045 15,000 12,256
4.88%, 4/15/2049 10,000 8,677
Visa, Inc.
3.15%, 12/14/2025 25,000 24,282
1.90%, 4/15/2027 125,000 115,802
4.15%, 12/14/2035 50,000 49,279
2.70%, 4/15/2040 25,000 19,905
4.30%, 12/14/2045 100,000 97,151
Voya Financial, Inc.
5.70%, 7/15/2043 50,000 49,254
4.80%, 6/15/2046 50,000 42,223
W.P. Carey, Inc., 4.25%, 10/01/2026 35,000 34,142
Wachovia Corp., 5.50%, 8/01/2035 35,000 35,073
Wells Fargo & Co.
3.55%, 9/29/2025 25,000 24,303
2.41%, 10/30/2025 50,000 47,846
2.19%, 4/30/2026 15,000 14,132
4.10%, 6/03/2026 100,000 97,436
4.54%, 8/15/2026 100,000 98,867
3.00%, 10/23/2026 10,000 9,422
3.20%, 6/17/2027 45,000 42,461
3.58%, 5/22/2028 150,000 141,726
4.81%, 7/25/2028 50,000 49,582
4.15%, 1/24/2029 20,000 19,249
Series B, 7.95%, 11/15/2029 15,000 16,612
2.88%, 10/30/2030 90,000 78,744

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.1% (continued)
2.57%, 2/11/2031 125,000 106,856
4.90%, 7/25/2033 125,000 122,339
5.39%, 4/24/2034 65,000 66,142
3.07%, 4/30/2041 30,000 22,523
5.38%, 11/02/2043 160,000 153,674
5.61%, 1/15/2044 150,000 147,339
Series G, 4.90%, 11/17/2045 30,000 26,967
4.75%, 12/07/2046 20,000 17,474
5.01%, 4/04/2051 61,000 57,761
Welltower OP LLC
4.13%, 3/15/2029 25,000 23,437
2.75%, 1/15/2031 115,000 96,642
Western Union Co. (The)
2.85%, 1/10/2025 65,000 62,256
1.35%, 3/15/2026 50,000 44,935
2.75%, 3/15/2031 25,000 20,018
Westpac Banking Corp.
2.89%, 2/04/2030 25,000 23,489
5.41%, 8/10/2033 25,000 24,259
4.11%, 7/24/2034 50,000 45,133
2.67%, 11/15/2035 45,000 35,314
3.02%, 11/18/2036 50,000 39,248
2.96%, 11/16/2040 41,000 28,063
Weyerhaeuser Co., 4.00%, 4/15/2030 15,000 14,169
Willis North America, Inc., 5.05%, 9/15/2048 60,000 51,905
Wintrust Financial Corp., 4.85%, 6/06/2029 25,000 23,213
WP Carey, Inc., 3.85%, 7/15/2029 25,000 23,236
XL Group Ltd., 5.25%, 12/15/2043 25,000 25,306
35,350,949
Industrial – 1.9%
3M Co.
2.88%, 10/15/2027
(a)
122,000 114,652
3.05%, 4/15/2030
(a)
15,000 13,826
3.63%, 10/15/2047 50,000 39,296
3.25%, 8/26/2049
(a)
10,000 7,592
Agilent Technologies, Inc., 2.75%, 9/15/2029 50,000 44,915
Allegion US Holding Co., Inc., 3.55%,
10/01/2027 90,000 85,916
Amcor Finance USA, Inc., 3.63%, 4/28/2026 25,000 24,091
Amphenol Corp., 2.80%, 2/15/2030 20,000 17,908
Avnet, Inc., 5.50%, 6/01/2032 50,000 48,510
Berry Global, Inc., 1.65%, 1/15/2027 25,000 21,963
Boeing Co. (The)
4.88%, 5/01/2025 10,000 9,970
2.20%, 2/04/2026 25,000 23,215
3.25%, 2/01/2028 134,000 124,959
2.95%, 2/01/2030 10,000 8,875
5.15%, 5/01/2030 10,000 10,067
6.13%, 2/15/2033 105,000 111,398
3.60%, 5/01/2034 90,000 77,363
3.25%, 2/01/2035 45,000 36,838
6.63%, 2/15/2038 25,000 27,469
3.63%, 3/01/2048 25,000 17,785
3.85%, 11/01/2048 50,000 37,199
5.81%, 5/01/2050 85,000 84,814
3.83%, 3/01/2059 45,000 31,565
5.93%, 5/01/2060 25,000 24,711
Burlington Northern Santa Fe LLC
7.00%, 12/15/2025 20,000 21,184
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Industrial – 1.9% (continued)
6.15%, 5/01/2037 25,000 28,456
5.75%, 5/01/2040 20,000 21,622
4.90%, 4/01/2044 15,000 14,832
4.55%, 9/01/2044 27,000 25,558
4.70%, 9/01/2045 40,000 38,395
Canadian National Railway Co.
6.25%, 8/01/2034 25,000 28,776
4.45%, 1/20/2049 100,000 94,507
Canadian Pacific Railway Co.
2.88%, 11/15/2029 43,000 39,255
4.70%, 5/01/2048 50,000 46,441
6.13%, 9/15/2115 50,000 53,415
Carrier Global Corp.
2.72%, 2/15/2030 25,000 21,887
3.38%, 4/05/2040 20,000 15,561
3.58%, 4/05/2050 62,000 46,337
Caterpillar Financial Services Corp.
3.30%, 6/09/2024 10,000 9,851
4.90%, 1/17/2025 50,000 50,310
1.45%, 5/15/2025 20,000 18,837
Caterpillar, Inc., 5.20%, 5/27/2041 20,000 21,325
CNH Industrial Capital LLC, 4.55%,
4/10/2028 10,000 9,903
CSX Corp.
3.40%, 8/01/2024 15,000 14,692
3.35%, 11/01/2025 25,000 24,270
6.00%, 10/01/2036 40,000 43,646
6.22%, 4/30/2040 20,000 22,219
4.75%, 11/15/2048 13,000 12,246
3.35%, 9/15/2049 175,000 132,147
4.25%, 11/01/2066 100,000 83,357
Deere & Co.
2.75%, 4/15/2025 10,000 9,695
5.38%, 10/16/2029 50,000 53,302
3.90%, 6/09/2042 25,000 23,086
Dover Corp., 5.38%, 10/15/2035 25,000 26,270
Eaton Corp., 4.15%, 11/02/2042 55,000 48,871
Emerson Electric Co., 1.95%, 10/15/2030 75,000 63,369
FedEx Corp.
3.25%, 4/01/2026 50,000 48,736
4.25%, 5/15/2030 10,000 9,754
4.90%, 1/15/2034 30,000 29,903
3.90%, 2/01/2035 70,000 62,963
3.88%, 8/01/2042 75,000 61,249
4.75%, 11/15/2045 15,000 13,563
4.55%, 4/01/2046 30,000 26,186
4.40%, 1/15/2047 10,000 8,518
4.05%, 2/15/2048 50,000 40,627
Flex Ltd.
3.75%, 2/01/2026 25,000 23,943
4.88%, 6/15/2029 100,000 96,988
4.88%, 5/12/2030 75,000 73,006
GATX Corp.
3.85%, 3/30/2027 50,000 47,977
4.70%, 4/01/2029 30,000 29,484
3.10%, 6/01/2051 50,000 32,263
GE Capital International Funding Co.
Unlimited Co., 4.42%, 11/15/2035 200,000 194,832

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Industrial – 1.9% (continued)
General Dynamics Corp.
3.25%, 4/01/2025 50,000 48,761
3.50%, 5/15/2025 110,000 107,889
3.50%, 4/01/2027 40,000 38,869
4.25%, 4/01/2040 10,000 9,345
Hexcel Corp., 4.95%, 8/15/2025 250,000 245,807
Honeywell International, Inc.
2.30%, 8/15/2024 25,000 24,268
2.50%, 11/01/2026 50,000 47,601
1.75%, 9/01/2031 50,000 41,336
3.81%, 11/21/2047 70,000 61,217
Hubbell, Inc., 3.15%, 8/15/2027 50,000 47,316
Huntington Ingalls Industries, Inc.
3.84%, 5/01/2025 75,000 73,197
3.48%, 12/01/2027 50,000 47,132
4.20%, 5/01/2030 25,000 23,541
IDEX Corp., 2.63%, 6/15/2031 25,000 21,268
Illinois Tool Works, Inc., 2.65%, 11/15/2026 35,000 33,464
Jabil, Inc.
4.25%, 5/15/2027 50,000 48,701
3.95%, 1/12/2028 10,000 9,504
Jacobs Engineering Group, Inc., 5.90%,
3/01/2033 50,000 50,702
John Deere Capital Corp.
2.13%, 3/07/2025 300,000 287,649
4.80%, 1/09/2026 150,000 152,305
2.35%, 3/08/2027 5,000 4,669
2.80%, 7/18/2029 50,000 46,109
2.45%, 1/09/2030 20,000 17,876
Keysight Technologies, Inc., 3.00%,
10/30/2029 60,000 53,616
Kirby Corp., 4.20%, 3/01/2028 65,000 61,860
L3Harris Technologies, Inc.
3.83%, 4/27/2025 75,000 73,329
4.40%, 6/15/2028 100,000 98,918
1.80%, 1/15/2031 50,000 40,692
Lafarge SA, 7.13%, 7/15/2036 40,000 44,208
Lennox International, Inc., 1.35%, 8/01/2025 50,000 45,922
Lockheed Martin Corp.
3.55%, 1/15/2026 49,000 48,282
3.80%, 3/01/2045 90,000 78,110
4.09%, 9/15/2052 50,000 44,789
4.15%, 6/15/2053 50,000 45,199
Martin Marietta Materials, Inc., 3.50%,
12/15/2027 25,000 24,168
Mohawk Industries, Inc., 3.63%, 5/15/2030
(a)
10,000 9,134
Norfolk Southern Corp.
4.84%, 10/01/2041 50,000 47,118
4.15%, 2/28/2048 50,000 42,351
2.90%, 8/25/2051 100,000 66,821
Northrop Grumman Corp.
5.05%, 11/15/2040 20,000 19,938
4.75%, 6/01/2043 35,000 33,478
5.25%, 5/01/2050 150,000 154,617
nVent Finance Sarl, 2.75%, 11/15/2031 100,000 82,240
Oshkosh Corp., 3.10%, 3/01/2030 105,000 93,444
Otis Worldwide Corp.
2.29%, 4/05/2027 40,000 36,732
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Industrial – 1.9% (continued)
3.36%, 2/15/2050 50,000 37,208
Packaging Corp. of America, 3.40%,
12/15/2027 45,000 43,133
Parker-Hannifin Corp.
2.70%, 6/14/2024 100,000 97,307
3.25%, 6/14/2029 25,000 23,318
4.10%, 3/01/2047 70,000 60,207
Raytheon Technologies Corp.
3.13%, 5/04/2027 58,000 55,390
2.25%, 7/01/2030 200,000 172,485
2.38%, 3/15/2032 50,000 42,196
6.05%, 6/01/2036 20,000 21,976
4.80%, 12/15/2043 31,000 29,688
4.63%, 11/16/2048 55,000 52,279
3.13%, 7/01/2050 125,000 92,024
3.03%, 3/15/2052 50,000 35,897
Regal Rexnord Corp., 6.05%, 4/15/2028
(b)
75,000 75,682
Republic Services, Inc.
0.88%, 11/15/2025 20,000 18,186
2.30%, 3/01/2030 50,000 43,656
1.75%, 2/15/2032 20,000 16,161
3.05%, 3/01/2050 25,000 18,183
Rockwell Automation, Inc., 2.80%, 8/15/2061 75,000 48,990
Ryder System, Inc.
2.50%, 9/01/2024 50,000 48,253
4.63%, 6/01/2025 50,000 49,518
Snap-On, Inc., 3.25%, 3/01/2027 25,000 24,071
TD Synnex Corp., 1.25%, 8/09/2024 50,000 46,842
Textron, Inc.
4.00%, 3/15/2026 25,000 24,619
3.65%, 3/15/2027 25,000 23,937
3.38%, 3/01/2028 84,000 78,742
Trane Technologies Global Holding Co. Ltd.,
4.30%, 2/21/2048 60,000 51,868
Tyco Electronics Group SA, 3.13%, 8/15/2027 35,000 33,094
Union Pacific Corp.
3.00%, 4/15/2027 67,000 64,195
3.60%, 9/15/2037 50,000 44,199
3.55%, 8/15/2039 50,000 42,933
4.05%, 3/01/2046 75,000 64,377
4.00%, 4/15/2047 100,000 86,416
4.50%, 9/10/2048 10,000 9,143
4.10%, 9/15/2067 15,000 12,549
3.80%, 4/06/2071 50,000 38,881
3.85%, 2/14/2072 15,000 11,871
United Parcel Service, Inc.
3.90%, 4/01/2025 50,000 49,631
3.05%, 11/15/2027 25,000 24,036
5.30%, 4/01/2050 60,000 64,409
Vontier Corp.
2.40%, 4/01/2028 35,000 29,334
2.95%, 4/01/2031 80,000 63,464
Waste Connections, Inc., 3.20%, 6/01/2032 150,000 133,623
Waste Management, Inc.
3.13%, 3/01/2025 75,000 73,094
4.10%, 3/01/2045 25,000 22,291
4.15%, 7/15/2049 15,000 13,573
2.50%, 11/15/2050
(a)
20,000 13,060

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Industrial – 1.9% (continued)
Westinghouse Air Brake Technologies Corp.,
4.95%, 9/15/2028 100,000 98,961
WRKCo, Inc.
4.65%, 3/15/2026 75,000 74,082
4.00%, 3/15/2028 25,000 23,955
8,164,990
Technology – 1.8%
Activision Blizzard, Inc.
3.40%, 9/15/2026 10,000 9,694
1.35%, 9/15/2030 30,000 24,362
4.50%, 6/15/2047 25,000 23,306
Adobe, Inc., 2.15%, 2/01/2027 40,000 37,227
Amdocs Ltd., 2.54%, 6/15/2030 65,000 55,289
Analog Devices, Inc., 2.95%, 4/01/2025 10,000 9,710
Apple, Inc.
1.80%, 9/11/2024 10,000 9,664
1.13%, 5/11/2025 15,000 14,106
3.20%, 5/13/2025 125,000 122,637
0.55%, 8/20/2025
(a)
10,000 9,226
0.70%, 2/08/2026 10,000 9,130
3.25%, 2/23/2026 150,000 146,913
2.45%, 8/04/2026 300,000 286,140
3.35%, 2/09/2027 281,000 274,872
2.90%, 9/12/2027 50,000 48,025
1.25%, 8/20/2030 10,000 8,259
1.65%, 2/08/2031 60,000 50,545
2.38%, 2/08/2041 60,000 44,957
3.85%, 5/04/2043 211,000 193,014
4.65%, 2/23/2046 75,000 75,470
2.65%, 5/11/2050 150,000 106,528
2.55%, 8/20/2060 50,000 33,100
2.80%, 2/08/2061 10,000 6,765
Applied Materials, Inc.
1.75%, 6/01/2030 180,000 152,254
5.10%, 10/01/2035 30,000 31,467
2.75%, 6/01/2050
(a)
10,000 7,272
AutoDesk, Inc., 2.85%, 1/15/2030 91,000 81,164
Broadcom, Inc.
4.00%, 4/15/2029
(b)
50,000 47,003
2.45%, 2/15/2031
(b)
305,000 250,228
4.15%, 4/15/2032
(b)
50,000 45,690
4.93%, 5/15/2037
(b)
50,000 45,646
3.50%, 2/15/2041
(b)
5,000 3,768
3.75%, 2/15/2051
(b)
5,000 3,679
Broadridge Financial Solutions, Inc., 3.40%,
6/27/2026 60,000 57,905
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026 50,000 45,477
4.25%, 4/01/2028 50,000 46,589
3.28%, 12/01/2028 100,000 86,836
Dell International LLC / EMC Corp.
4.00%, 7/15/2024 10,000 9,869
4.90%, 10/01/2026 50,000 50,104
3.45%, 12/15/2051
(b)
110,000 72,226
DXC Technology Co., 2.38%, 9/15/2028 30,000 25,445
Electronic Arts, Inc., 1.85%, 2/15/2031 25,000 20,693
Fidelity National Information Services, Inc.,
4.50%, 7/15/2025 50,000 49,499
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Technology – 1.8% (continued)
Fiserv, Inc.
2.75%, 7/01/2024 25,000 24,294
4.40%, 7/01/2049 50,000 42,473
Fortinet, Inc., 1.00%, 3/15/2026 50,000 45,389
Hewlett Packard Enterprise Co.
6.20%, 10/15/2035 50,000 53,849
6.35%, 10/15/2045 20,000 20,721
HP, Inc.
3.00%, 6/17/2027 100,000 93,200
6.00%, 9/15/2041 35,000 35,502
Intel Corp.
4.88%, 2/10/2026 50,000 50,676
3.15%, 5/11/2027 30,000 28,794
4.88%, 2/10/2028 50,000 50,860
2.45%, 11/15/2029 80,000 70,567
5.13%, 2/10/2030 50,000 51,212
3.90%, 3/25/2030 150,000 143,974
4.00%, 12/15/2032 31,000 29,460
5.20%, 2/10/2033 50,000 51,038
4.10%, 5/19/2046 34,000 28,765
4.75%, 3/25/2050 150,000 136,277
5.70%, 2/10/2053 50,000 51,116
5.05%, 8/05/2062 40,000 36,843
5.90%, 2/10/2063 50,000 51,480
International Business Machines Corp.
4.00%, 7/27/2025 50,000 49,450
3.45%, 2/19/2026 100,000 97,375
3.30%, 1/27/2027 100,000 96,503
1.70%, 5/15/2027 50,000 45,212
4.15%, 5/15/2039 100,000 88,609
2.85%, 5/15/2040 150,000 110,906
4.00%, 6/20/2042 25,000 21,438
Intuit, Inc., 1.65%, 7/15/2030 69,000 57,633
KLA Corp., 5.00%, 3/15/2049 50,000 49,059
Kyndryl Holdings, Inc., 2.70%, 10/15/2028 50,000 42,223
LAM Research Corp., 3.13%, 6/15/2060 50,000 34,524
Micron Technology, Inc.
5.38%, 4/15/2028 10,000 9,979
4.66%, 2/15/2030 25,000 23,937
5.88%, 2/09/2033 50,000 50,421
5.88%, 9/15/2033 15,000 15,037
Microsoft Corp.
2.40%, 8/08/2026 25,000 23,841
3.30%, 2/06/2027 313,000 307,557
4.20%, 11/03/2035 50,000 50,865
4.50%, 10/01/2040 75,000 77,067
4.25%, 2/06/2047 40,000 39,271
2.53%, 6/01/2050 25,000 17,735
2.92%, 3/17/2052 170,000 129,889
3.95%, 8/08/2056 25,000 23,155
3.04%, 3/17/2062 81,000 61,000
NetApp, Inc., 1.88%, 6/22/2025 10,000 9,378
NVIDIA Corp.
2.85%, 4/01/2030
(a)
124,000 113,698
3.50%, 4/01/2040 20,000 17,193
3.50%, 4/01/2050 40,000 32,658
Oracle Corp.
3.40%, 7/08/2024 50,000 49,031

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Technology – 1.8% (continued)
1.65%, 3/25/2026 50,000 45,929
2.65%, 7/15/2026 225,000 211,264
2.80%, 4/01/2027 50,000 46,565
2.95%, 4/01/2030 22,000 19,491
2.88%, 3/25/2031 10,000 8,623
6.25%, 11/09/2032 45,000 48,563
4.90%, 2/06/2033 50,000 49,172
4.30%, 7/08/2034 100,000 92,290
3.85%, 7/15/2036 125,000 106,903
3.80%, 11/15/2037 50,000 41,798
6.13%, 7/08/2039 50,000 52,691
4.13%, 5/15/2045 100,000 78,875
4.00%, 11/15/2047 30,000 23,039
3.60%, 4/01/2050 85,000 60,384
3.95%, 3/25/2051 50,000 37,701
5.55%, 2/06/2053 50,000 47,974
4.38%, 5/15/2055 25,000 19,966
3.85%, 4/01/2060 125,000 87,531
QUALCOMM, Inc.
2.15%, 5/20/2030 100,000 87,404
4.65%, 5/20/2035 50,000 50,399
4.80%, 5/20/2045 87,000 86,104
4.50%, 5/20/2052 10,000 9,257
Roper Technologies, Inc., 1.00%, 9/15/2025 20,000 18,340
ServiceNow, Inc., 1.40%, 9/01/2030 150,000 120,924
Take-Two Interactive Software, Inc.
5.00%, 3/28/2026 10,000 10,082
4.95%, 3/28/2028 10,000 10,092
Teledyne FLIR LLC, 2.50%, 8/01/2030 25,000 21,075
Texas Instruments, Inc.
1.13%, 9/15/2026 50,000 45,400
2.25%, 9/04/2029 13,000 11,607
1.90%, 9/15/2031 50,000 42,099
4.15%, 5/15/2048 100,000 92,446
TSMC Arizona Corp., 2.50%, 10/25/2031 200,000 171,101
VMware, Inc.
4.50%, 5/15/2025 25,000 24,746
1.40%, 8/15/2026 50,000 44,625
Western Digital Corp., 3.10%, 2/01/2032 100,000 72,411
Xilinx, Inc.
2.95%, 6/01/2024 35,000 34,222
2.38%, 6/01/2030 35,000 30,665
7,634,645
Utilities – 2.2%
AEP Texas, Inc., Series I, 2.10%, 7/01/2030 115,000 96,118
AEP Transmission Co. LLC
4.25%, 9/15/2048 90,000 79,580
3.80%, 6/15/2049 30,000 24,864
AES Corp. (The)
1.38%, 1/15/2026 200,000 180,862
2.45%, 1/15/2031 50,000 41,035
Alabama Power Co.
3.75%, 3/01/2045 50,000 40,625
3.13%, 7/15/2051 15,000 10,675
Ameren Corp., 1.75%, 3/15/2028 50,000 43,621
Ameren Illinois Co., 1.55%, 11/15/2030 10,000 8,145
American Water Capital Corp.
2.95%, 9/01/2027 100,000 94,710
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.2% (continued)
3.75%, 9/01/2028 40,000 38,792
2.80%, 5/01/2030 25,000 22,406
6.59%, 10/15/2037 60,000 69,056
4.00%, 12/01/2046 25,000 20,740
Arizona Public Service Co.
4.25%, 3/01/2049 50,000 40,653
3.50%, 12/01/2049 65,000 47,064
Atmos Energy Corp.
1.50%, 1/15/2031 45,000 36,257
3.38%, 9/15/2049 50,000 38,269
Avangrid, Inc., 3.20%, 4/15/2025 25,000 24,023
Avista Corp., 4.00%, 4/01/2052 75,000 62,397
Berkshire Hathaway Energy Co.
4.05%, 4/15/2025 40,000 39,584
6.13%, 4/01/2036 35,000 39,183
4.50%, 2/01/2045 200,000 183,083
2.85%, 5/15/2051 50,000 34,545
Black Hills Corp., 3.05%, 10/15/2029 150,000 132,267
CenterPoint Energy Resources Corp., 1.75%,
10/01/2030 50,000 41,057
Cleveland Electric Illuminating Co. (The),
5.95%, 12/15/2036 30,000 30,969
Commonwealth Edison Co.
3.70%, 3/01/2045 100,000 81,496
Series 123, 3.75%, 8/15/2047 100,000 82,708
4.00%, 3/01/2048 20,000 17,164
4.00%, 3/01/2049 20,000 16,969
5.30%, 2/01/2053 100,000 104,415
Connecticut Light & Power Co. (The), Series A,
2.05%, 7/01/2031 50,000 41,949
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/01/2030 50,000 46,428
2.40%, 6/15/2031 150,000 128,261
6.15%, 11/15/2052 100,000 112,839
4.63%, 12/01/2054 30,000 27,042
Series C, 4.00%, 11/15/2057 50,000 40,463
Series C, 3.00%, 12/01/2060 20,000 13,258
Constellation Energy Generation LLC
3.25%, 6/01/2025 50,000 48,052
5.75%, 10/01/2041 30,000 29,682
Consumers Energy Co.
4.63%, 5/15/2033 50,000 50,297
3.50%, 8/01/2051 100,000 78,400
4.20%, 9/01/2052 100,000 88,382
Delmarva Power & Light Co., 4.15%,
5/15/2045 25,000 21,348
Dominion Energy South Carolina, Inc.
5.45%, 2/01/2041 25,000 25,680
5.10%, 6/01/2065 50,000 50,677
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026 30,000 27,320
Series D, 2.85%, 8/15/2026 100,000 94,160
7.00%, 6/15/2038 25,000 28,788
Series B, 3.30%, 4/15/2041 25,000 19,304
Series C, 4.90%, 8/01/2041 25,000 23,049
Duke Energy Carolinas LLC
2.85%, 3/15/2032 100,000 87,673
4.95%, 1/15/2033 100,000 102,717

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.2% (continued)
4.25%, 12/15/2041 30,000 26,991
3.75%, 6/01/2045 75,000 61,725
3.88%, 3/15/2046 75,000 62,244
5.35%, 1/15/2053 100,000 104,949
Duke Energy Corp.
2.65%, 9/01/2026 50,000 47,008
2.45%, 6/01/2030 95,000 81,558
3.75%, 9/01/2046 20,000 15,668
4.20%, 6/15/2049 25,000 20,675
Duke Energy Florida LLC, 1.75%, 6/15/2030 100,000 83,055
Duke Energy Indiana LLC, Series YYY, 3.25%,
10/01/2049 25,000 18,441
Duke Energy Ohio, Inc., 3.70%, 6/15/2046 50,000 39,011
Duke Energy Progress LLC, 5.25%, 3/15/2033 50,000 52,347
Eastern Energy Gas Holdings LLC, Series A,
2.50%, 11/15/2024 34,000 32,736
Edison International, 6.95%, 11/15/2029 100,000 108,644
El Paso Electric Co., 6.00%, 5/15/2035 28,000 29,354
Emera US Finance LP, 3.55%, 6/15/2026 10,000 9,554
ENEL Americas SA, 4.00%, 10/25/2026 50,000 48,805
Entergy Arkansas LLC, 3.50%, 4/01/2026 50,000 49,092
Entergy Louisiana LLC
2.40%, 10/01/2026 35,000 32,671
4.20%, 9/01/2048 60,000 52,152
4.75%, 9/15/2052 100,000 94,907
Essential Utilities, Inc., 3.35%, 4/15/2050 15,000 10,770
Evergy Metro, Inc., Series 2020, 2.25%,
6/01/2030 40,000 33,959
Evergy, Inc.
2.45%, 9/15/2024 100,000 96,230
2.90%, 9/15/2029 100,000 89,905
Eversource Energy
Series O, 4.25%, 4/01/2029 100,000 98,092
Series R, 1.65%, 8/15/2030 100,000 81,431
Florida Power & Light Co.
2.85%, 4/01/2025 214,000 207,716
5.05%, 4/01/2028 100,000 103,621
5.96%, 4/01/2039 25,000 27,728
3.80%, 12/15/2042 50,000 42,905
Georgia Power Co.
Series B, 2.65%, 9/15/2029 100,000 88,761
4.30%, 3/15/2042 100,000 88,615
4.30%, 3/15/2043 25,000 21,806
5.13%, 5/15/2052 100,000 98,894
Idaho Power Co., Series K, 4.20%, 3/01/2048 25,000 21,815
Interstate Power & Light Co., 2.30%,
6/01/2030 15,000 12,677
IPALCO Enterprises, Inc., 3.70%, 9/01/2024 100,000 97,273
ITC Holdings Corp., 3.35%, 11/15/2027 50,000 47,443
Louisville Gas & Electric Co., 4.25%,
4/01/2049 25,000 21,721
MidAmerican Energy Co.
3.50%, 10/15/2024 70,000 68,811
5.80%, 10/15/2036 50,000 55,089
4.25%, 7/15/2049 30,000 26,962
3.15%, 4/15/2050 50,000 37,291
National Fuel Gas Co., 2.95%, 3/01/2031 100,000 81,098
National Grid USA, 5.80%, 4/01/2035 25,000 25,933
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.2% (continued)
National Rural Utilities Cooperative Finance
Corp.
4.45%, 3/13/2026 50,000 50,216
1.00%, 6/15/2026 45,000 40,482
4.80%, 3/15/2028 100,000 101,411
4.30%, 3/15/2049 15,000 13,182
Nevada Power Co., Series EE, 3.13%,
8/01/2050 25,000 17,887
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027 100,000 90,952
5.00%, 2/28/2030 50,000 50,618
2.25%, 6/01/2030 30,000 25,494
2.44%, 1/15/2032 50,000 41,554
5.05%, 2/28/2033 50,000 50,556
3.00%, 1/15/2052 50,000 34,255
5.25%, 2/28/2053 50,000 49,521
NiSource, Inc.
0.95%, 8/15/2025 15,000 13,768
5.25%, 2/15/2043 35,000 34,895
Northern States Power Co.
3.40%, 8/15/2042 25,000 20,550
4.00%, 8/15/2045 40,000 34,517
2.90%, 3/01/2050 20,000 14,323
Oglethorpe Power Corp., 5.38%, 11/01/2040 50,000 47,706
Oklahoma Gas & Electric Co.
3.25%, 4/01/2030 150,000 136,635
4.15%, 4/01/2047 35,000 29,320
3.85%, 8/15/2047 25,000 19,949
Oncor Electric Delivery Co. LLC, 3.10%,
9/15/2049 40,000 29,461
Pacific Gas & Electric Co.
3.15%, 1/01/2026 10,000 9,428
2.10%, 8/01/2027 10,000 8,763
4.65%, 8/01/2028 100,000 94,547
4.55%, 7/01/2030 5,000 4,648
2.50%, 2/01/2031 50,000 40,509
4.50%, 7/01/2040 30,000 24,380
3.30%, 8/01/2040 30,000 21,014
4.20%, 6/01/2041 75,000 58,338
4.60%, 6/15/2043 100,000 77,800
4.00%, 12/01/2046 50,000 35,462
3.95%, 12/01/2047 50,000 35,465
4.95%, 7/01/2050 30,000 24,445
PacifiCorp, 4.10%, 2/01/2042 35,000 30,913
PECO Energy Co.
3.00%, 9/15/2049 40,000 28,791
2.85%, 9/15/2051 50,000 34,516
PG&E Energy Recovery Funding LLC, Series
A-3, 2.82%, 7/15/2046 25,000 18,426
PG&E Wildfire Recovery Funding LLC
Series A-1, 3.59%, 6/01/2030 46,908 45,158
Series A-2, 4.72%, 6/01/2037 50,000 50,490
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/2031 25,000 21,033
3.35%, 6/01/2050 15,000 10,641
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 11,389
3.60%, 9/15/2042 25,000 20,786
Series 34, 3.20%, 3/01/2050 20,000 14,917

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.2% (continued)
Public Service Co. of New Hampshire, 5.15%,
1/15/2053 100,000 103,396
Public Service Co. of Oklahoma, 5.25%,
1/15/2033 100,000 102,637
Public Service Electric & Gas Co.
3.95%, 5/01/2042 35,000 30,516
3.65%, 9/01/2042 25,000 20,800
3.80%, 3/01/2046 25,000 20,763
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025 10,000 9,157
1.60%, 8/15/2030 60,000 48,566
Puget Energy, Inc., 4.10%, 6/15/2030 75,000 70,161
Puget Sound Energy, Inc.
5.80%, 3/15/2040 27,000 28,421
2.89%, 9/15/2051 25,000 17,143
San Diego Gas & Electric Co.
2.50%, 5/15/2026 50,000 47,469
Series XXX, 3.00%, 3/15/2032 100,000 88,309
Series RRR, 3.75%, 6/01/2047 60,000 48,952
Series TTT, 4.10%, 6/15/2049 10,000 8,573
Sempra Energy, 3.80%, 2/01/2038 15,000 13,214
Southern California Edison Co.
Series G, 2.50%, 6/01/2031 25,000 21,388
5.95%, 11/01/2032 100,000 108,751
Series 05-E, 5.35%, 7/15/2035 40,000 40,284
4.50%, 9/01/2040 75,000 67,542
Series B, 4.88%, 3/01/2049 25,000 23,484
Southern California Gas Co.
3.15%, 9/15/2024 90,000 88,199
3.75%, 9/15/2042 35,000 29,039
Series VV, 4.30%, 1/15/2049 65,000 57,139
Series WW, 3.95%, 2/15/2050 15,000 12,136
Southern Co. (The), Series A, 3.70%,
4/30/2030 10,000 9,372
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047 45,000 38,238
Series 21A, 3.15%, 9/30/2051 25,000 17,209
Southern Power Co., 5.25%, 7/15/2043 20,000 18,951
Southwest Gas Corp.
2.20%, 6/15/2030 130,000 107,926
4.15%, 6/01/2049 25,000 20,045
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026 125,000 114,638
Series J, 3.90%, 4/01/2045 40,000 31,777
Spire Missouri, Inc., 4.80%, 2/15/2033 50,000 50,565
Tampa Electric Co., 3.88%, 7/12/2024 50,000 49,221
Toledo Edison Co. (The), 6.15%, 5/15/2037 25,000 26,967
Tucson Electric Power Co.
1.50%, 8/01/2030 50,000 40,230
5.50%, 4/15/2053 50,000 50,945
Union Electric Co.
2.95%, 3/15/2030 50,000 45,490
3.25%, 10/01/2049 75,000 54,595
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026 180,000 175,057
Series A, 3.80%, 4/01/2028 50,000 48,727
Series B, 3.80%, 9/15/2047 20,000 16,030
4.60%, 12/01/2048 20,000 18,091
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.2% (continued)
2.45%, 12/15/2050 35,000 21,561
WEC Energy Group, Inc., 2.20%, 12/15/2028 50,000 44,080
Wisconsin Power & Light Co., 1.95%,
9/16/2031 50,000 40,706
Xcel Energy, Inc.
2.60%, 12/01/2029 10,000 8,860
3.50%, 12/01/2049 25,000 19,226
9,510,891
Total Corporate Bonds (cost $116,371,911) 106,764,553
Foreign Governmental – 1.6%
Chile Government International Bond
3.24%, 2/06/2028 40,000 38,332
2.45%, 1/31/2031
(a)
20,000 17,579
3.10%, 1/22/2061 351,000 235,204
Export Development Canada, 3.88%,
2/14/2028 50,000 50,433
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 30,896
Indonesia Government International Bond
3.50%, 1/11/2028 199,000 192,101
3.40%, 9/18/2029 70,000 66,161
2.85%, 2/14/2030 200,000 182,310
1.85%, 3/12/2031 20,000 16,517
3.05%, 3/12/2051 20,000 14,871
Israel Government AID Bond, 5.50%,
9/18/2033 40,000 45,221
Israel Government International Bond, 3.88%,
7/03/2050 160,000 133,701
Korea International Bond, 4.13%, 6/10/2044 200,000 193,591
Mexico Government International Bond
4.50%, 4/22/2029 50,000 49,447
3.25%, 4/16/2030 75,000 67,883
2.66%, 5/24/2031 50,000 42,306
4.75%, 4/27/2032 60,000 58,400
Series A, 7.50%, 4/08/2033 150,000 173,862
Series A, 6.75%, 9/27/2034 89,000 98,968
6.05%, 1/11/2040 40,000 41,261
4.28%, 8/14/2041 100,000 83,771
4.75%, 3/08/2044 174,000 151,164
4.50%, 1/31/2050
(a)
150,000 123,912
6.34%, 5/04/2053 200,000 205,906
5.75%, 10/12/2110 20,000 17,793
Panama Government International Bond
7.13%, 1/29/2026 175,000 185,840
8.88%, 9/30/2027 200,000 233,595
9.38%, 4/01/2029 100,000 122,518
6.70%, 1/26/2036 40,000 43,115
4.50%, 4/01/2056 200,000 151,830
Peruvian Government International Bond
2.39%, 1/23/2026 20,000 18,893
4.13%, 8/25/2027 100,000 98,424
2.84%, 6/20/2030 20,000 17,746
2.78%, 1/23/2031 200,000 173,359
1.86%, 12/01/2032 165,000 127,656
8.75%, 11/21/2033 20,000 25,560
3.23%, 7/28/2121 100,000 61,085
Philippine Government International Bond
7.50%, 9/25/2024 133,333 136,355
9.50%, 2/02/2030 117,000 149,609
1.95%, 1/06/2032 100,000 82,306

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.6% (continued)
2.65%, 12/10/2045 350,000 243,004
Province of Alberta Canada
3.30%, 3/15/2028 125,000 121,864
1.30%, 7/22/2030 325,000 271,924
Province of British Columbia Canada
Series 10, 1.75%, 9/27/2024 100,000 96,283
0.90%, 7/20/2026 50,000 45,521
1.30%, 1/29/2031
(a)
220,000 184,181
Province of Manitoba Canada, 2.13%,
6/22/2026 310,000 293,167
Province of Ontario Canada
3.20%, 5/16/2024 30,000 29,514
0.63%, 1/21/2026 10,000 9,131
1.05%, 4/14/2026 15,000 13,782
2.50%, 4/27/2026 175,000 167,738
1.05%, 5/21/2027 65,000 58,190
1.13%, 10/07/2030 50,000 41,244
1.60%, 2/25/2031
(a)
130,000 110,124
Province of Quebec Canada
Series QX, 1.50%, 2/11/2025 127,000 120,879
0.60%, 7/23/2025 100,000 92,673
2.50%, 4/20/2026 20,000 19,205
2.75%, 4/12/2027 150,000 144,007
1.90%, 4/21/2031 15,000 13,037
Republic of Italy Government International
Bond
0.88%, 5/06/2024 150,000 143,286
1.25%, 2/17/2026 216,000 194,207
5.38%, 6/15/2033 40,000 40,319
4.00%, 10/17/2049 20,000 15,262
3.88%, 5/06/2051 105,000 75,800
Svensk Exportkredit AB
Series G, 0.63%, 5/14/2025 200,000 185,678
0.00%, 5/11/2037
(c)
30,000 15,948
Uruguay Government International Bond
4.38%, 10/27/2027 50,000 50,521
5.10%, 6/18/2050 200,000 204,833
Total Foreign Governmental (cost
$7,555,553) 6,960,803
Municipal Securities – 0.3%
California State University, RB, 2.72%,
11/01/2052 50,000 34,698
City of Los Angeles Department of Airports
Customer Facility Charge, RB, 4.24%,
5/15/2048 200,000 181,444
City of San Francisco, CA Public Utilities
Commission Water, RB, 6.95%, 11/01/2050 110,000 139,408
Commonwealth of Massachusetts, RB, 4.11%,
7/15/2031 100,000 98,660
Los Angeles Department of Water & Power,
RB, 5.72%, 7/01/2039 200,000 223,423
Michigan State University, RB, 4.17%,
8/15/2122 100,000 81,798
Municipal Electric Authority of Georgia, RB,
6.64%, 4/01/2057 99,000 112,581
New Jersey Turnpike Authority, RB, 7.10%,
1/01/2041 20,000 25,050
North Texas Tollway Authority, RB, 6.72%,
1/01/2049 15,000 19,263
Ohio State University (The), RB, 4.80%,
6/01/2111 10,000 9,140
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Municipal Securities – 0.3% (continued)
Port Authority of New York & New Jersey, RB,
4.96%, 8/01/2046 100,000 102,738
Regents of The University of California
Medical Center Pooled, RB, 6.58%,
5/15/2049 100,000 119,926
State Board of Administration Finance Corp.,
RB, 1.71%, 7/01/2027 100,000 89,611
State of California, GO
7.30%, 10/01/2039 50,000 62,383
7.60%, 11/01/2040 15,000 19,929
State of Illinois Sales Tax Securitization Corp.,
RB, 3.59%, 1/01/2043 30,000 25,511
State of Illinois, GO, 5.10%, 6/01/2033 20,000 20,034
University of Michigan, RB, 4.45%, 4/01/2122 50,000 45,325
University of Virginia, RB, 2.58%, 11/01/2051 50,000 35,165
Total Municipal Securities (cost
$1,666,560) 1,446,087
Supranational Bank – 1.4%
African Development Bank, Series G, 4.38%,
11/03/2027 150,000 154,141
Asian Development Bank
Series G, 0.38%, 9/03/2025 95,000 87,489
Series G, 1.00%, 4/14/2026 50,000 46,087
Series G, 1.50%, 1/20/2027 50,000 46,158
Series G, 3.13%, 8/20/2027 400,000 390,981
2.75%, 1/19/2028 50,000 48,087
1.75%, 9/19/2029 150,000 133,887
0.75%, 10/08/2030 150,000 122,328
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/2024 50,000 47,145
0.50%, 5/28/2025 125,000 115,801
Corp. Andina de Fomento, 1.63%, 9/23/2025 92,000 85,667
European Bank For Reconstruction &
Development
1.63%, 9/27/2024 150,000 144,316
Series G, 0.50%, 11/25/2025 50,000 45,879
European Investment Bank
1.88%, 2/10/2025 50,000 48,027
1.63%, 3/14/2025
(a)
225,000 214,832
0.38%, 12/15/2025
(a)
5,000 4,572
0.38%, 3/26/2026 10,000 9,069
2.38%, 5/24/2027 150,000 142,805
0.63%, 10/21/2027 155,000 135,892
3.88%, 3/15/2028 100,000 101,089
1.75%, 3/15/2029 150,000 135,488
1.25%, 2/14/2031 150,000 127,525
3.75%, 2/14/2033 50,000 50,782
Export-Import Bank of Korea, 0.63%,
6/29/2024 200,000 190,728
Inter-American Development Bank
2.13%, 1/15/2025 50,000 48,273
2.00%, 6/02/2026 15,000 14,189
1.50%, 1/13/2027 100,000 92,349
0.63%, 9/16/2027 65,000 57,109
1.13%, 7/20/2028 50,000 44,028
3.13%, 9/18/2028
(a)
50,000 48,686
1.13%, 1/13/2031 260,000 217,023
3.88%, 10/28/2041 150,000 145,544
Inter-American Investment Corp.
2.63%, 4/22/2025 100,000 96,795

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.4% (continued)
4.13%, 2/15/2028 50,000 50,522
International Bank For Reconstruction &
Development
2.25%, 3/28/2024 200,000 195,334
1.50%, 8/28/2024 75,000 72,179
2.50%, 11/25/2024 320,000 311,318
0.75%, 3/11/2025 50,000 46,956
0.38%, 7/28/2025 350,000 323,346
2.50%, 7/29/2025 123,000 119,222
0.50%, 10/28/2025 75,000 69,006
3.13%, 11/20/2025 75,000 73,571
3.13%, 6/15/2027 50,000 48,973
2.50%, 11/22/2027 85,000 80,895
3.88%, 2/14/2030 50,000 50,697
0.88%, 5/14/2030 50,000 41,518
0.75%, 8/26/2030 75,000 61,225
1.25%, 2/10/2031 10,000 8,436
2.50%, 3/29/2032
(a)
100,000 91,733
International Finance Corp., Series G, 1.38%,
10/16/2024 350,000 335,342
Japan Bank For International Cooperation
0.63%, 7/15/2025 50,000 46,146
2.25%, 11/04/2026 224,000 210,102
2.75%, 11/16/2027 64,000 60,568
1.25%, 1/21/2031 260,000 212,081
Japan International Cooperation Agency,
3.38%, 6/12/2028 50,000 48,281
Korea Development Bank (The)
2.13%, 10/01/2024 15,000 14,482
3.38%, 9/16/2025 200,000 194,400
2.00%, 10/25/2031 100,000 83,282
Total Supranational Bank (cost
$6,541,743) 6,242,386
U.S. Government Agencies – 29.1%
Federal Farm Credit Banks Funding Corp.
0.73%, 5/27/2025 200,000 185,109
0.61%, 8/25/2025 118,000 108,156
0.75%, 12/16/2026 116,000 103,187
1.12%, 9/01/2028 50,000 42,764
1.10%, 8/10/2029 96,000 79,494
1.23%, 7/29/2030 26,000 21,055
1.15%, 8/12/2030 150,000 120,598
1.24%, 9/03/2030 550,000 444,173
1.38%, 1/14/2031 150,000 121,074
1.79%, 6/22/2035 200,000 147,318
Federal Home Loan Banks
2.88%, 6/14/2024 110,000 107,671
2.75%, 12/13/2024 10,000 9,718
0.50%, 4/14/2025 275,000 256,430
1.00%, 3/23/2026 185,250 169,526
3.00%, 3/12/2027 300,000 290,796
3.25%, 11/16/2028 355,000 348,632
Federal Home Loan Mortgage Corporation
1.50%, 2/12/2025
(d)
319,000 304,185
0.38%, 7/21/2025
(d)
100,000 92,127
0.38%, 9/23/2025
(d)
525,000 481,191
2.50%, 9/01/2027 12,227 11,718
4.00%, 7/01/2029 8,293 8,157
6.75%, 9/15/2029
(d)
50,000 58,531
3.00%, 2/01/2031 24,273 23,331
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.1% (continued)
Federal Home Loan Mortgage Corporation
(continued)
6.75%, 3/15/2031
(d)
50,000 60,234
2.50%, 12/01/2031 15,239 14,409
2.50%, 3/01/2032 87,698 82,923
6.25%, 7/15/2032
(a)(d)
170,000 202,941
3.00%, 9/01/2032 42,860 40,991
3.00%, 10/01/2032 17,542 16,862
3.00%, 1/01/2033 5,307 5,102
3.00%, 2/01/2033 16,823 16,171
3.50%, 2/01/2033 23,543 22,997
3.00%, 4/01/2033 63,056 60,638
3.00%, 4/01/2033 26,659 25,818
3.00%, 7/01/2033 86,313 82,525
3.00%, 8/01/2034 17,343 16,566
2.50%, 11/01/2034 24,886 23,213
3.50%, 3/01/2035 7,839 7,591
2.50%, 4/01/2035 98,152 91,552
3.00%, 4/01/2035 116,987 111,746
3.00%, 4/01/2035 29,570 28,225
2.50%, 5/01/2035 36,956 34,428
3.00%, 6/01/2035 42,037 40,124
3.00%, 6/01/2035 77,331 74,330
2.00%, 8/01/2035 212,116 192,142
2.50%, 9/01/2035 119,696 111,506
2.00%, 10/01/2035 353,527 320,237
1.50%, 11/01/2035 496,241 437,956
2.00%, 11/01/2035 56,402 51,091
1.50%, 12/01/2035 75,956 67,035
1.50%, 2/01/2036 164,370 145,064
2.00%, 2/01/2036 194,912 176,559
1.50%, 4/01/2036 112,609 99,143
2.50%, 6/01/2036 325,746 302,782
2.00%, 8/01/2036 200,825 181,578
1.50%, 9/01/2036 41,680 36,696
1.00%, 10/01/2036 64,839 55,765
1.50%, 10/01/2036 76,334 67,206
2.00%, 10/01/2036 103,962 93,998
1.50%, 11/01/2036 86,201 75,893
2.00%, 11/01/2036 42,090 38,056
1.50%, 1/01/2037 88,124 77,586
1.50%, 2/01/2037 169,401 149,144
1.50%, 2/01/2037 178,094 156,797
1.50%, 2/01/2037 263,906 232,348
1.50%, 3/01/2037 225,453 198,005
2.00%, 3/01/2037 218,561 197,614
2.00%, 4/01/2037 229,017 206,606
2.00%, 4/01/2037 76,868 69,345
2.50%, 5/01/2037 136,376 126,626
3.00%, 5/01/2037 20,752 19,593
3.00%, 5/01/2037
(d)
15,564 14,701
3.00%, 9/01/2037 60,973 57,975
3.50%, 9/01/2037 22,991 22,247
4.00%, 9/01/2037 45,099 44,275
3.50%, 10/01/2037 69,788 67,530
3.50%, 12/01/2037 23,888 23,115
3.00%, 11/01/2039 42,128 39,683
3.00%, 3/01/2040 88,373 83,244
2.50%, 4/01/2040 7,053 6,264
2.00%, 8/01/2040 88,755 76,333
2.50%, 9/01/2040 54,417 48,330
2.50%, 10/01/2040 15,431 13,705

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.1% (continued)
Federal Home Loan Mortgage Corporation
(continued)
2.00%, 11/01/2040 125,303 107,766
4.00%, 11/01/2040 52,940 51,826
1.50%, 1/01/2041 19,712 16,274
2.00%, 3/01/2041 19,822 17,032
1.50%, 5/01/2041 191,316 157,888
4.50%, 5/01/2041
(d)
100,693 100,935
2.50%, 6/01/2041 141,248 125,561
2.00%, 8/01/2041 142,414 122,371
2.00%, 12/01/2041 337,796 290,255
1.50%, 2/01/2042 46,173 38,106
2.00%, 3/01/2042 199,486 171,763
2.00%, 5/01/2042 74,125 63,824
2.50%, 5/01/2042 93,875 83,308
3.00%, 6/01/2042 23,460 21,456
4.00%, 9/01/2042 23,750 22,987
3.00%, 12/01/2042
(d)
16,720 15,460
3.00%, 1/01/2043
(d)
45,469 42,043
3.50%, 2/01/2043 49,413 47,072
3.00%, 4/01/2043 63,514 58,645
3.50%, 10/01/2043 167,044 159,108
3.50%, 12/01/2044
(d)
43,813 41,502
4.00%, 12/01/2044 20,335 19,886
3.00%, 1/01/2045 317,037 291,543
4.00%, 2/01/2045 46,052 45,035
3.00%, 5/01/2045 9,444 8,660
3.50%, 7/01/2045 52,083 49,355
3.50%, 7/01/2045
(d)
69,536 65,839
4.00%, 9/01/2045 115,558 112,973
3.50%, 10/01/2045 57,009 54,024
4.50%, 10/01/2045 65,760 66,151
4.00%, 11/01/2045 194,836 190,479
3.50%, 12/01/2045 7,232 6,854
3.50%, 6/01/2046 413,959 391,731
3.50%, 8/01/2046
(d)
61,404 57,929
3.00%, 11/01/2046 51,324 47,031
3.00%, 12/01/2046 154,508 141,582
3.00%, 1/01/2047 51,121 46,844
3.00%, 8/01/2047 43,132 39,524
4.00%, 8/01/2047
(d)
40,438 39,285
3.00%, 9/01/2047 210,381 192,781
3.50%, 9/01/2047 17,641 16,654
4.50%, 10/01/2047 66,865 66,978
3.50%, 6/01/2048 66,292 62,505
3.50%, 7/01/2048 17,041 16,067
4.50%, 8/01/2048 77,706 77,530
4.00%, 1/01/2049 145,995 141,824
4.50%, 3/01/2049
(d)
24,507 24,344
3.50%, 5/01/2049 113,262 106,677
4.00%, 7/01/2049 191,158 185,613
3.00%, 9/01/2049 35,486 32,190
3.00%, 10/01/2049 280,050 254,040
3.00%, 10/01/2049 40,759 36,973
5.00%, 10/01/2049 55,003 55,604
2.50%, 1/01/2050 34,686 30,326
3.00%, 2/01/2050 52,041 47,208
4.50%, 2/01/2050 19,581 19,488
3.00%, 3/01/2050 33,486 30,376
3.00%, 4/01/2050 156,620 142,091
2.50%, 6/01/2050 70,447 61,371
2.50%, 6/01/2050 179,481 156,357
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.1% (continued)
Federal Home Loan Mortgage Corporation
(continued)
2.50%, 6/01/2050 60,091 52,349
2.50%, 7/01/2050 387,674 337,727
2.50%, 7/01/2050 165,540 144,213
2.50%, 8/01/2050 13,503 11,763
2.50%, 8/01/2050 690,325 601,385
2.00%, 9/01/2050 314,410 262,703
2.50%, 9/01/2050 273,197 237,999
2.00%, 10/01/2050 153,557 128,303
2.00%, 10/01/2050 114,712 95,847
2.50%, 10/01/2050 126,772 110,439
2.50%, 10/01/2050 145,257 126,542
3.00%, 10/01/2050 33,737 30,607
2.00%, 12/01/2050 183,555 153,368
1.50%, 1/01/2051 69,275 54,667
1.50%, 1/01/2051 762,496 601,702
2.50%, 1/01/2051 1,034,195 900,953
3.00%, 1/01/2051 96,938 87,946
1.50%, 2/01/2051 188,902 149,066
2.00%, 2/01/2051 79,885 66,747
2.50%, 2/01/2051 16,760 14,600
2.50%, 3/01/2051 263,605 229,643
1.50%, 4/01/2051 226,389 178,892
2.00%, 4/01/2051 478,558 399,856
2.00%, 4/01/2051 235,487 196,320
2.00%, 4/01/2051 275,530 229,703
2.50%, 4/01/2051 484,360 420,466
2.00%, 5/01/2051 106,439 88,736
2.00%, 5/01/2051 510,450 425,550
2.00%, 5/01/2051 347,386 289,608
2.00%, 5/01/2051 330,442 275,482
2.50%, 5/01/2051 58,121 50,454
2.50%, 5/01/2051 207,862 180,443
2.50%, 5/01/2051 405,601 352,096
1.50%, 6/01/2051 245,963 194,360
2.50%, 7/01/2051 128,290 111,367
3.00%, 7/01/2051 338,269 305,414
3.00%, 7/01/2051 677,902 612,058
1.50%, 8/01/2051 146,166 115,500
2.00%, 8/01/2051 316,555 263,905
1.50%, 9/01/2051 22,791 18,010
2.00%, 9/01/2051 315,378 262,923
2.00%, 9/01/2051 22,538 18,789
2.00%, 9/01/2051 23,451 19,550
2.00%, 9/01/2051 363,750 303,251
2.50%, 9/01/2051 65,338 56,719
2.50%, 9/01/2051 179,131 155,502
3.50%, 9/01/2051 118,564 110,818
1.50%, 10/01/2051 185,441 146,535
2.00%, 10/01/2051 59,155 49,316
2.00%, 10/01/2051 205,241 171,105
2.50%, 10/01/2051 356,276 309,278
2.50%, 10/01/2051 273,403 237,338
1.50%, 11/01/2051 137,885 108,956
2.00%, 11/01/2051 402,629 335,663
2.50%, 11/01/2051 89,907 78,047
2.00%, 12/01/2051 137,480 114,614
2.50%, 12/01/2051 217,831 189,096
2.00%, 1/01/2052 377,187 314,452
2.00%, 2/01/2052 306,072 255,165
2.50%, 2/01/2052 207,614 180,227

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.1% (continued)
Federal Home Loan Mortgage Corporation
(continued)
2.50%, 2/01/2052 182,376 158,318
2.00%, 3/01/2052 24,059 20,002
2.00%, 3/01/2052 611,353 508,244
3.00%, 3/01/2052 788,075 708,742
2.00%, 4/01/2052 166,616 138,515
3.50%, 4/01/2052 93,596 87,090
3.00%, 5/01/2052 138,636 124,680
3.00%, 5/01/2052 335,796 301,993
3.00%, 5/01/2052 72,831 65,499
3.50%, 5/01/2052 809,902 753,602
3.50%, 5/01/2052 23,740 22,089
3.50%, 5/01/2052 285,745 265,882
3.00%, 6/01/2052 176,424 158,664
4.00%, 6/01/2052 23,699 22,668
4.00%, 7/01/2052 96,859 92,644
4.00%, 7/01/2052 244,514 233,873
4.00%, 8/01/2052 71,943 68,812
4.50%, 9/01/2052 407,716 399,038
4.50%, 9/01/2052 70,899 69,390
4.50%, 9/01/2052 95,752 93,714
5.00%, 9/01/2052 24,140 24,076
4.00%, 10/01/2052 483,766 462,712
4.00%, 10/01/2052 233,684 223,514
5.00%, 11/01/2052 121,131 120,810
5.00%, 12/01/2052 24,511 24,447
5.50%, 12/01/2052 24,134 24,445
4.00%, 1/01/2053 270,310 258,546
5.00%, 2/01/2053 493,886 492,578
5.50%, 2/01/2053 392,095 397,152
4.50%, 3/01/2053 396,907 388,202
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs.
Series 2015-KS03, Class A4, 3.16%,
5/25/2025
(d)
35,000 34,114
Series 2015-K051, Class A2, 3.31%,
9/25/2025
(d)
200,000 194,909
Series 2019-K736, Class A2, 2.28%,
7/25/2026
(d)
50,000 47,137
Series 2016-K058, Class AM, 2.72%,
8/25/2026
(d)
90,000 85,635
Series 2017-K064, Class A2, 3.22%,
3/25/2027
(d)
20,000 19,317
Series 2017-K069, Class A2, 3.19%,
9/25/2027
(d)
150,000 144,272
Series 2018-K072, Class A1, 3.25%,
11/25/2027
(d)
86,875 84,540
Series 2018-K072, Class A2, 3.44%,
12/25/2027
(d)
160,000 155,370
Series 2018-K077, Class A1, 3.70%,
3/25/2028
(d)
25,779 25,341
Series 2021-K743, Class A2, 1.77%,
5/25/2028
(d)
75,000 66,984
Series 2018-K077, Class A2, 3.85%,
5/25/2028
(d)
50,000 49,384
Series 2018-K081, Class AM, 3.90%,
8/25/2028
(d)
50,000 49,329
Series 2019-K087, Class A2, 3.77%,
12/25/2028
(d)
130,000 127,713
Series 2019-K089, Class AM, 3.63%,
1/25/2029
(d)
60,000 58,298
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.1% (continued)
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs.
(continued)
Series 2019-K099, Class A2, 2.60%,
9/25/2029
(d)
40,000 36,555
Series 2020-K106, Class A1, 1.78%,
10/25/2029
(d)
57,826 52,215
Series 2019-K101, Class A2, 2.52%,
10/25/2029
(d)
10,000 9,081
Series 2020-K105, Class A2, 1.87%,
1/25/2030
(d)
90,000 78,022
Series 2016-K152, Class A1, 2.83%,
5/25/2030
(d)
36,674 34,720
Series 2020-K121, Class A2, 1.55%,
10/25/2030
(d)
140,000 116,320
Series 2021-K123, Class A2, 1.62%,
12/25/2030
(d)
200,000 166,813
Series 2021-K126, Class A2, 2.07%,
1/25/2031
(d)
50,000 43,073
Series 2019-1510, Class A2, 3.72%,
1/25/2031
(d)
145,000 140,474
Series 2021-K135, Class A2, 2.15%,
10/25/2031
(d)
200,000 171,075
Series 2017-K153, Class A3, 3.12%,
10/25/2031
(d)
50,000 46,240
Series 2021-K136, Class A2, 2.13%,
11/25/2031
(d)
120,000 102,248
Series 2022-K137, Class A2, 2.35%,
11/25/2031
(d)
400,000 346,769
Series 2022-K142, Class A2, 2.40%,
3/25/2032
(d)
30,000 26,029
Series 2019-1513, Class A3, 2.80%,
8/25/2034
(d)
20,000 17,299
Federal National Mortgage Association
1.75%, 7/02/2024
(d)
25,000 24,201
2.63%, 9/06/2024
(d)
420,000 409,501
1.63%, 1/07/2025
(d)
275,000 262,933
0.63%, 4/22/2025
(d)
30,000 27,978
0.38%, 8/25/2025
(d)
30,000 27,562
0.50%, 11/07/2025
(d)
171,000 157,074
0.64%, 12/30/2025
(d)
200,000 181,731
1.88%, 9/24/2026
(d)
140,000 131,567
3.00%, 11/01/2026
(d)
16,415 15,913
3.00%, 12/01/2026
(d)
9,286 9,002
3.00%, 12/01/2026
(d)
33,804 32,770
3.00%, 12/01/2026
(d)
9,496 9,205
3.00%, 6/01/2027
(d)
9,698 9,380
0.75%, 10/08/2027
(d)
100,000 88,355
3.00%, 2/01/2028
(d)
14,934 14,444
2.50%, 6/01/2028
(d)
34,251 32,609
3.00%, 9/01/2028
(d)
62,533 60,569
7.13%, 1/15/2030
(d)
50,000 60,150
3.00%, 7/01/2030
(d)
41,691 40,382
2.00%, 8/01/2030
(d)
41,216 38,587
3.50%, 8/01/2030
(d)
14,758 14,439
0.88%, 8/05/2030
(d)
165,000 135,557
2.00%, 10/01/2030
(d)
9,449 8,846
2.50%, 3/01/2031
(d)
47,298 45,031
3.50%, 4/01/2031
(d)
59,635 58,244
3.00%, 8/01/2031
(d)
16,339 15,705
2.50%, 10/01/2031
(d)
96,347 91,470
2.00%, 11/01/2031
(d)
27,580 25,809

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.1% (continued)
Federal National Mortgage Association
(continued)
2.50%, 11/01/2031
(d)
328,791 310,891
3.50%, 11/01/2031
(d)
14,413 14,079
2.50%, 1/01/2032
(d)
66,383 62,769
2.50%, 1/01/2032
(d)
12,172 11,530
3.00%, 1/01/2032
(d)
173,409 166,680
3.50%, 1/01/2032
(d)
14,072 13,697
3.00%, 2/01/2032
(d)
16,835 16,182
3.50%, 4/01/2032
(d)
15,611 15,249
3.00%, 8/01/2032
(d)
69,254 66,234
3.50%, 8/01/2032
(d)
62,219 60,786
3.00%, 9/01/2032
(d)
24,958 23,869
2.50%, 1/01/2033
(d)
21,026 19,961
3.00%, 2/01/2033
(d)
36,420 35,009
3.00%, 2/01/2033
(d)
115,481 111,006
3.50%, 5/01/2033
(d)
24,331 23,736
2.50%, 7/01/2033
(d)
24,466 23,134
4.00%, 4/01/2034
(d)
10,231 10,103
2.50%, 8/01/2034
(d)
45,132 42,098
3.50%, 9/01/2034
(d)
20,932 20,299
4.00%, 10/01/2034
(d)
50,097 49,518
3.00%, 1/01/2035
(d)
42,961 41,036
3.00%, 2/01/2035
(d)
7,258 6,933
2.50%, 3/01/2035
(d)
171,266 159,749
3.50%, 3/01/2035
(d)
8,641 8,430
4.00%, 3/01/2035
(d)
32,666 32,181
2.00%, 7/01/2035
(d)
25,198 22,825
2.50%, 7/01/2035
(d)
23,203 21,615
2.50%, 7/01/2035
(d)
104,039 96,920
2.00%, 9/01/2035
(d)
94,641 85,729
2.50%, 9/01/2035
(d)
44,725 41,664
2.50%, 9/01/2035
(d)
88,558 82,499
3.00%, 9/01/2035
(d)
22,708 21,675
1.50%, 10/01/2035
(d)
247,962 218,838
2.00%, 10/01/2035
(d)
15,215 13,782
2.00%, 10/01/2035
(d)
278,747 252,499
2.00%, 10/01/2035
(d)
33,636 30,469
2.00%, 10/01/2035
(d)
184,245 166,896
5.50%, 10/01/2035
(d)
12,463 12,924
1.50%, 11/01/2035
(d)
16,299 14,384
2.00%, 11/01/2035
(d)
152,208 137,875
2.50%, 11/01/2035
(d)
39,730 37,012
2.00%, 12/01/2035
(d)
95,056 86,105
2.00%, 12/01/2035
(d)
30,685 27,795
2.50%, 1/01/2036
(d)
72,450 67,493
2.00%, 2/01/2036
(d)
73,730 66,787
2.50%, 2/01/2036
(d)
44,571 41,521
2.00%, 3/01/2036
(d)
139,240 126,128
1.50%, 4/01/2036
(d)
19,990 17,599
2.50%, 4/01/2036
(d)
17,336 16,505
3.00%, 4/01/2036
(d)
67,511 63,942
1.50%, 5/01/2036
(d)
157,751 138,886
1.50%, 5/01/2036
(d)
39,523 34,797
2.00%, 5/01/2036
(d)
70,752 63,971
2.00%, 5/01/2036
(d)
38,129 34,475
1.50%, 6/01/2036
(d)
132,540 116,973
2.00%, 6/01/2036
(d)
324,861 293,726
2.00%, 6/01/2036
(d)
234,708 212,214
1.50%, 7/01/2036
(d)
99,115 87,263
2.00%, 7/01/2036
(d)
251,514 227,408
2.00%, 8/01/2036
(d)
36,365 32,880
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.1% (continued)
Federal National Mortgage Association
(continued)
1.50%, 9/01/2036
(d)
274,165 241,380
2.00%, 9/01/2036
(d)
82,698 74,772
1.50%, 10/01/2036
(d)
42,880 37,752
1.50%, 10/01/2036
(d)
43,146 37,986
2.00%, 10/01/2036
(d)
125,466 113,441
1.50%, 11/01/2036
(d)
65,214 57,415
2.00%, 11/01/2036
(d)
156,635 141,623
2.00%, 12/01/2036
(d)
87,334 78,964
3.50%, 12/01/2036
(d)
56,185 54,633
2.50%, 1/01/2037
(d)
247,456 230,011
3.50%, 1/01/2037
(d)
15,923 15,412
2.00%, 2/01/2037
(d)
241,802 218,627
2.50%, 2/01/2037
(d)
15,651 14,403
1.50%, 3/01/2037
(d)
157,683 138,485
2.00%, 3/01/2037
(d)
95,607 86,444
2.00%, 4/01/2037
(d)
22,758 20,531
2.00%, 4/01/2037
(d)
290,066 261,681
3.00%, 5/01/2037
(d)
22,209 21,117
3.50%, 5/01/2037
(d)
105,411 102,550
3.50%, 9/01/2037
(d)
22,834 22,095
3.50%, 11/01/2037
(d)
84,717 81,672
4.00%, 11/01/2037
(d)
70,295 69,011
4.50%, 11/01/2037
(d)
46,105 45,851
3.00%, 12/01/2037
(d)
41,789 39,455
2.50%, 3/01/2038
(d)
18,142 16,696
3.00%, 5/01/2038
(d)
32,211 30,412
3.00%, 5/15/2038
(d)(e)
250,000 237,830
5.00%, 5/15/2038
(d)(e)
25,000 25,131
3.50%, 6/01/2039
(d)
61,916 58,872
4.50%, 6/01/2039
(d)
20,481 20,524
4.00%, 11/01/2039
(d)
13,742 13,609
4.50%, 2/01/2040
(d)
22,446 22,493
6.00%, 4/01/2040
(d)
30,430 32,296
2.50%, 5/01/2040
(d)
8,780 7,798
2.00%, 8/01/2040
(d)
33,880 29,139
2.50%, 8/01/2040
(d)
39,399 34,992
2.00%, 9/01/2040
(d)
57,585 49,525
4.00%, 10/01/2040
(d)
147,586 144,480
2.00%, 11/01/2040
(d)
167,686 144,217
2.00%, 1/01/2041
(d)
141,939 122,074
4.50%, 2/01/2041
(d)
26,032 26,145
4.50%, 4/01/2041
(d)
140,326 140,787
1.50%, 5/01/2041
(d)
68,355 56,411
2.00%, 5/01/2041
(d)
228,523 196,361
1.50%, 6/01/2041
(d)
21,526 17,765
1.50%, 7/01/2041
(d)
64,718 53,410
5.50%, 7/01/2041
(d)
15,104 15,625
2.00%, 8/01/2041
(d)
127,620 109,659
1.50%, 9/01/2041
(d)
44,632 36,833
2.50%, 10/01/2041
(d)
86,084 76,524
1.50%, 11/01/2041
(d)
68,410 56,456
2.50%, 11/01/2041
(d)
174,049 154,720
2.00%, 12/01/2041
(d)
97,531 83,804
3.50%, 12/01/2041
(d)
21,923 20,869
1.50%, 1/01/2042
(d)
127,644 105,341
2.50%, 4/01/2042
(d)
69,899 62,031
3.00%, 4/01/2042
(d)
13,789 12,737
3.50%, 4/01/2042
(d)
56,145 53,486
5.00%, 4/01/2042
(d)
39,466 40,431
2.00%, 5/01/2042
(d)
79,638 68,571

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.1% (continued)
Federal National Mortgage Association
(continued)
3.00%, 5/01/2042
(d)
117,435 107,400
4.50%, 5/01/2042
(d)
60,320 60,582
3.50%, 6/01/2042
(d)
17,511 16,681
3.50%, 7/01/2042
(d)
47,634 44,976
4.00%, 7/01/2042
(d)
26,415 25,852
4.50%, 9/01/2042
(d)
23,415 23,105
2.50%, 10/01/2042
(d)
59,265 52,800
3.00%, 4/01/2043
(d)
28,186 26,025
3.00%, 4/01/2043
(d)
159,151 146,951
3.50%, 6/01/2043
(d)
104,468 99,520
4.00%, 10/01/2043
(d)
211,649 207,139
5.50%, 5/01/2044
(d)
119,209 124,284
4.00%, 9/01/2044
(d)
27,329 26,725
3.00%, 10/01/2044
(d)
126,036 116,374
4.00%, 11/01/2044
(d)
26,449 25,865
4.00%, 1/01/2045
(d)
86,206 84,415
4.00%, 2/01/2045
(d)
58,213 56,972
3.00%, 4/01/2045
(d)
50,062 46,224
3.50%, 4/01/2045
(d)
14,537 13,775
3.50%, 5/01/2045
(d)
19,404 18,388
3.50%, 6/01/2045
(d)
272,349 259,410
3.50%, 8/01/2045
(d)
91,171 86,396
3.50%, 11/01/2045
(d)
25,446 24,114
3.50%, 12/01/2045
(d)
186,986 177,194
3.50%, 1/01/2046
(d)
127,115 120,458
4.00%, 1/01/2046
(d)
56,263 55,005
3.50%, 2/01/2046
(d)
45,019 42,602
3.50%, 2/01/2046
(d)
99,418 94,212
4.50%, 6/01/2046
(d)
31,679 31,894
3.00%, 9/01/2046
(d)
71,176 65,221
3.50%, 9/01/2046
(d)
85,482 81,005
4.50%, 9/01/2046
(d)
101,870 102,312
3.00%, 10/01/2046
(d)
77,865 71,351
3.00%, 10/01/2046
(d)
179,321 164,320
3.00%, 11/01/2046
(d)
414,332 379,671
3.00%, 11/01/2046
(d)
51,611 47,293
3.00%, 11/01/2046
(d)
135,665 124,316
3.00%, 11/01/2046
(d)
396,568 363,393
4.00%, 11/01/2046
(d)
16,430 16,047
3.50%, 1/01/2047
(d)
61,290 57,999
3.00%, 2/01/2047
(d)
211,962 195,713
3.50%, 2/01/2047
(d)
56,451 53,420
4.00%, 2/01/2047
(d)
12,152 11,880
3.00%, 3/01/2047
(d)
513,590 470,625
3.50%, 4/01/2047
(d)
18,799 17,747
4.00%, 5/01/2047
(d)
41,539 40,454
4.50%, 5/01/2047
(d)
53,286 53,728
4.00%, 6/01/2047
(d)
316,572 309,180
3.50%, 7/01/2047
(d)
159,480 151,926
3.00%, 8/01/2047
(d)
82,110 75,241
3.50%, 8/01/2047
(d)
72,805 68,730
3.50%, 10/01/2047
(d)
22,947 21,663
3.50%, 10/01/2047
(d)
222,796 210,326
4.00%, 10/01/2047
(d)
64,346 62,664
3.50%, 11/01/2047
(d)
244,596 230,905
3.50%, 12/01/2047
(d)
52,841 49,883
3.50%, 1/01/2048
(d)
83,260 78,600
3.50%, 2/01/2048
(d)
439,393 414,800
3.50%, 2/01/2048
(d)
42,650 40,263
4.00%, 2/01/2048
(d)
50,989 49,657
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.1% (continued)
Federal National Mortgage Association
(continued)
3.50%, 3/01/2048
(d)
190,299 179,431
3.00%, 4/01/2048
(d)
178,155 164,498
3.50%, 4/01/2048
(d)
140,323 132,788
4.50%, 4/01/2048
(d)
11,240 11,215
4.50%, 8/01/2048
(d)
147,759 148,251
4.50%, 8/01/2048
(d)
26,364 26,305
3.00%, 9/01/2048
(d)
416,977 382,095
3.50%, 10/01/2048
(d)
155,676 146,962
4.50%, 10/01/2048
(d)
25,430 25,372
3.00%, 11/01/2048
(d)
143,871 131,835
4.00%, 11/01/2048
(d)
64,382 62,699
4.00%, 11/01/2048
(d)
28,279 27,471
4.00%, 2/01/2049
(d)
18,374 17,849
4.00%, 3/01/2049
(d)
127,027 123,398
3.50%, 4/01/2049
(d)
42,379 39,916
4.50%, 4/01/2049
(d)
47,894 47,786
4.00%, 5/01/2049
(d)
55,256 53,677
4.50%, 5/01/2049
(d)
19,363 19,319
4.50%, 5/01/2049
(d)
8,126 8,087
3.50%, 6/01/2049
(d)
110,512 104,087
4.00%, 6/01/2049
(d)
572,876 557,902
4.00%, 6/01/2049
(d)
150,993 147,047
4.00%, 6/01/2049
(d)
60,296 58,720
3.50%, 7/01/2049
(d)
42,164 39,713
4.00%, 7/01/2049
(d)
10,962 10,644
5.00%, 7/01/2049
(d)
10,337 10,450
3.50%, 8/01/2049
(d)
120,841 113,816
3.50%, 8/01/2049
(d)
210,236 198,014
4.50%, 8/01/2049
(d)
86,449 86,594
3.00%, 9/01/2049
(d)
36,293 32,922
3.50%, 9/01/2049
(d)
37,586 35,401
3.50%, 9/01/2049
(d)
71,707 67,538
4.00%, 9/01/2049
(d)
145,555 141,333
4.00%, 9/01/2049
(d)
87,682 85,721
4.50%, 9/01/2049
(d)
14,313 14,281
5.00%, 9/01/2049
(d)
62,616 63,301
5.00%, 9/01/2049
(d)
207,016 210,773
3.00%, 10/01/2049
(d)
107,527 97,540
2.50%, 11/01/2049
(d)
217,713 190,343
2.50%, 11/01/2049
(d)
148,994 130,263
3.00%, 11/01/2049
(d)
106,213 96,348
3.00%, 11/01/2049
(d)
136,504 123,826
4.50%, 11/01/2049
(d)
6,748 6,716
5.00%, 11/01/2049
(d)
167,116 169,155
3.00%, 12/01/2049
(d)
64,997 58,960
3.50%, 12/01/2049
(d)
55,635 52,401
3.50%, 1/01/2050
(d)
40,215 37,877
3.00%, 2/01/2050
(d)
106,477 96,587
3.00%, 2/01/2050
(d)
52,803 47,899
3.00%, 2/01/2050
(d)
87,063 78,976
3.00%, 3/01/2050
(d)
54,938 49,842
4.00%, 3/01/2050
(d)
327,705 318,343
4.50%, 3/01/2050
(d)
66,579 66,429
5.00%, 3/01/2050
(d)
92,997 93,912
2.50%, 4/01/2050
(d)
262,998 229,114
3.00%, 4/01/2050
(d)
54,016 49,005
4.00%, 4/01/2050
(d)
31,634 30,717
2.50%, 5/01/2050
(d)
92,904 80,935
3.50%, 5/01/2050
(d)
178,307 167,848
3.50%, 5/01/2050
(d)
14,570 13,715

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.1% (continued)
Federal National Mortgage Association
(continued)
2.50%, 6/01/2050
(d)
199,875 174,123
4.00%, 6/01/2050
(d)
40,936 39,665
4.00%, 6/01/2050
(d)
22,474 21,822
2.50%, 7/01/2050
(d)
86,313 75,193
3.00%, 7/01/2050
(d)
54,417 49,369
3.00%, 7/01/2050
(d)
28,897 26,216
3.00%, 7/01/2050
(d)
126,684 114,932
3.00%, 7/01/2050
(d)
60,379 54,778
3.50%, 7/01/2050
(d)
492,272 466,492
3.50%, 7/01/2050
(d)
24,248 22,825
4.00%, 7/01/2050
(d)
160,996 155,995
2.50%, 8/01/2050
(d)
81,117 70,667
2.50%, 8/01/2050
(d)
168,887 147,128
4.00%, 8/01/2050
(d)
340,275 332,329
2.00%, 9/01/2050
(d)
46,579 38,919
2.00%, 9/01/2050
(d)
38,623 32,271
2.00%, 9/01/2050
(d)
396,780 331,526
2.00%, 9/01/2050
(d)
394,459 329,587
2.00%, 9/01/2050
(d)
31,196 26,066
2.00%, 9/01/2050
(d)
317,210 265,042
2.50%, 9/01/2050
(d)
70,710 61,600
3.00%, 9/01/2050
(d)
187,270 169,898
3.00%, 9/01/2050
(d)
41,255 37,423
3.00%, 9/01/2050
(d)
685,122 621,569
4.50%, 9/01/2050
(d)
198,615 198,167
2.00%, 10/01/2050
(d)
76,650 64,044
2.00%, 10/01/2050
(d)
244,510 204,298
3.00%, 10/01/2050
(d)
85,006 77,111
1.50%, 11/01/2050
(d)
124,546 98,282
2.00%, 11/01/2050
(d)
466,614 389,875
2.00%, 11/01/2050
(d)
139,102 116,225
2.00%, 11/01/2050
(d)
760,104 635,099
2.50%, 11/01/2050
(d)
207,595 180,849
3.50%, 11/01/2050
(d)
210,589 198,235
1.50%, 12/01/2050
(d)
114,524 90,373
2.00%, 12/01/2050
(d)
736,101 615,043
2.00%, 12/01/2050
(d)
251,473 210,117
2.00%, 12/01/2050
(d)
120,705 100,854
2.00%, 12/01/2050
(d)
229,657 191,888
2.00%, 12/01/2050
(d)
453,171 378,644
2.00%, 12/01/2050
(d)
157,445 131,552
2.00%, 12/01/2050
(d)
60,870 50,860
2.50%, 12/01/2050
(d)
257,159 224,028
3.00%, 12/01/2050
(d)
292,084 264,956
1.50%, 1/01/2051
(d)
84,931 67,021
2.00%, 1/01/2051
(d)
740,487 618,708
2.00%, 1/01/2051
(d)
482,465 403,120
2.00%, 1/01/2051
(d)
187,144 156,367
2.00%, 1/01/2051
(d)
1,312,567 1,096,705
2.00%, 1/01/2051
(d)
162,803 136,028
3.00%, 1/01/2051
(d)
56,972 51,687
1.50%, 2/01/2051
(d)
83,325 65,754
2.00%, 2/01/2051
(d)
1,386,830 1,158,755
2.00%, 2/01/2051
(d)
229,365 191,644
2.50%, 2/01/2051
(d)
335,593 292,356
2.50%, 2/01/2051
(d)
432,362 376,658
2.50%, 2/01/2051
(d)
228,390 198,965
2.50%, 2/01/2051
(d)
18,191 15,847
2.50%, 2/01/2051
(d)
142,914 124,502
1.50%, 3/01/2051
(d)
64,087 50,641
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.1% (continued)
Federal National Mortgage Association
(continued)
2.00%, 3/01/2051
(d)
163,847 136,595
2.50%, 3/01/2051
(d)
307,536 267,914
2.00%, 4/01/2051
(d)
127,735 106,489
2.00%, 4/01/2051
(d)
589,710 491,628
2.00%, 4/01/2051
(d)
90,869 75,756
2.00%, 4/01/2051
(d)
172,107 143,482
2.50%, 4/01/2051
(d)
163,517 142,450
2.00%, 5/01/2051
(d)
226,731 189,020
2.00%, 5/01/2051
(d)
322,274 268,673
2.50%, 5/01/2051
(d)
681,195 591,336
2.50%, 5/01/2051
(d)
180,652 157,378
3.00%, 5/01/2051
(d)
110,756 99,999
1.50%, 6/01/2051
(d)
178,188 140,804
1.50%, 6/01/2051
(d)
22,287 17,611
2.50%, 6/01/2051
(d)
125,407 108,864
3.00%, 6/01/2051
(d)
150,121 135,540
2.00%, 7/01/2051
(d)
121,284 101,338
2.00%, 7/01/2051
(d)
330,813 275,791
2.00%, 7/01/2051
(d)
263,521 219,691
2.00%, 7/01/2051
(d)
293,517 244,698
2.00%, 7/01/2051
(d)
186,269 155,288
2.50%, 7/01/2051
(d)
267,776 232,453
2.50%, 7/01/2051
(d)
85,743 74,432
1.50%, 8/01/2051
(d)
91,407 72,229
2.00%, 8/01/2051
(d)
22,624 18,861
2.00%, 8/01/2051
(d)
626,553 522,343
2.00%, 8/01/2051
(d)
251,935 210,032
2.50%, 8/01/2051
(d)
140,147 121,660
2.50%, 8/01/2051
(d)
438,472 380,632
2.50%, 8/01/2051
(d)
295,712 256,703
1.50%, 9/01/2051
(d)
115,396 91,185
2.00%, 9/01/2051
(d)
352,077 293,518
2.00%, 9/01/2051
(d)
550,776 459,169
2.00%, 9/01/2051
(d)
565,434 471,389
2.50%, 9/01/2051
(d)
409,472 355,457
2.50%, 9/01/2051
(d)
650,923 565,057
2.50%, 9/01/2051
(d)
88,989 77,250
1.50%, 10/01/2051
(d)
207,771 164,180
2.00%, 10/01/2051
(d)
183,250 152,771
2.00%, 10/01/2051
(d)
203,675 169,799
2.00%, 10/01/2051
(d)
177,827 148,251
2.00%, 10/01/2051
(d)
114,449 95,413
2.00%, 10/01/2051
(d)
727,061 606,134
2.50%, 10/01/2051
(d)
451,619 392,045
2.50%, 10/01/2051
(d)
918,371 797,225
2.50%, 11/01/2051
(d)
279,211 242,379
2.00%, 12/01/2051
(d)
483,859 403,382
2.00%, 12/01/2051
(d)
324,310 270,370
2.50%, 12/01/2051
(d)
680,848 591,034
2.50%, 12/01/2051
(d)
90,764 78,791
2.50%, 12/01/2051
(d)
553,484 480,472
2.50%, 12/01/2051
(d)
1,075,900 933,974
3.00%, 12/01/2051
(d)
44,885 40,722
2.00%, 1/01/2052
(d)
660,430 550,586
2.50%, 1/01/2052
(d)
440,428 382,330
2.50%, 1/01/2052
(d)
251,416 218,251
2.50%, 1/01/2052
(d)
464,233 402,994
2.50%, 1/01/2052
(d)
155,528 135,012
3.50%, 1/01/2052
(d)
75,753 70,804
2.00%, 2/01/2052
(d)
255,269 212,812

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.1% (continued)
Federal National Mortgage Association
(continued)
2.50%, 2/01/2052
(d)
90,464 78,530
2.50%, 3/01/2052
(d)
162,787 141,035
3.00%, 3/01/2052
(d)
51,997 46,946
3.00%, 3/01/2052
(d)
645,205 582,537
3.00%, 3/01/2052
(d)
185,972 167,251
1.50%, 4/01/2052
(d)
262,134 207,138
2.50%, 4/01/2052
(d)
696,870 603,752
3.00%, 4/01/2052
(d)
259,344 233,236
3.50%, 4/01/2052
(d)
47,511 44,208
3.50%, 4/01/2052
(d)
125,605 116,874
3.50%, 5/01/2052
(d)
47,671 44,357
3.50%, 5/01/2052
(d)
193,641 180,180
3.50%, 5/01/2052
(d)
99,522 92,604
4.00%, 5/01/2052
(d)
24,339 23,280
2.00%, 6/01/2052
(d)
643,739 536,671
3.50%, 6/01/2052
(d)
213,508 198,667
3.50%, 6/01/2052
(d)
23,812 22,157
4.00%, 7/01/2052
(d)
120,527 115,281
4.50%, 7/01/2052
(d)
23,662 23,158
4.50%, 7/01/2052
(d)
143,993 140,928
2.50%, 8/01/2052
(d)
24,102 20,881
5.00%, 8/01/2052
(d)
47,907 47,780
5.00%, 8/01/2052
(d)
23,655 23,592
4.00%, 9/01/2052
(d)
96,776 92,564
4.50%, 9/01/2052
(d)
260,121 254,584
5.00%, 9/01/2052
(d)
42,823 42,710
5.00%, 9/01/2052
(d)
47,862 47,736
5.00%, 10/01/2052
(d)
288,289 287,526
5.50%, 10/01/2052
(d)
23,495 23,798
4.50%, 11/01/2052
(d)
145,927 142,821
5.50%, 11/01/2052
(d)
192,977 195,466
4.50%, 12/01/2052
(d)
48,945 47,904
6.00%, 2/01/2053
(d)
24,755 25,363
5.50%, 3/01/2053
(d)
122,986 124,493
5.50%, 4/01/2053
(d)
74,564 75,477
2.00%, 5/15/2053
(d)(e)
1,175,000 976,766
4.00%, 5/15/2053
(d)(e)
575,000 549,407
4.50%, 5/15/2053
(d)(e)
1,075,000 1,050,584
5.00%, 5/15/2053
(d)(e)
1,000,000 993,994
5.50%, 5/15/2053
(d)(e)
700,000 705,789
6.00%, 5/15/2053
(d)(e)
675,000 687,838
6.50%, 5/15/2053
(d)(e)
350,000 361,126
4.50%, 6/15/2053
(d)(e)
75,000 73,343
5.00%, 6/15/2053
(d)(e)
100,000 99,426
5.50%, 6/15/2053
(d)(e)
125,000 126,025
6.00%, 6/15/2053
(d)(e)
200,000 203,768
Federal National Mortgage Association
REMICs
Series 2017-M13, Class A2, 2.93%,
9/25/2027
(d)
228,730 218,433
Series 2022-M11, Class A2, 2.95%,
10/25/2027
(d)
196,553 187,794
Series 2018-M1, Class A2, 2.99%,
12/25/2027
(d)
35,230 33,689
Series 2019-M1, Class A2, 3.55%,
9/25/2028
(d)
22,043 21,478
Series 2019-M5, Class A2, 3.27%,
2/25/2029
(d)
39,376 37,676
Series 2019-M7, Class A2, 3.14%,
4/25/2029
(d)
16,591 15,719
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.1% (continued)
Federal National Mortgage Association
REMICs (continued)
Series 2019-M12, Class A2, 2.89%,
6/25/2029
(d)
100,000 93,192
Series 2019-M22, Class A2, 2.52%,
8/25/2029
(d)
35,818 32,674
Series 2020-M20, Class A2, 1.44%,
10/25/2029
(d)
200,000 169,415
Series 2020-M1, Class A1, 2.15%,
10/25/2029
(d)
21,565 20,345
Series 2020-M1, Class A2, 2.44%,
10/25/2029
(d)
200,000 180,346
Series 2018-M13, Class A2, 3.74%,
9/25/2030
(d)
7,914 7,743
Series 2021-M1G, Class A2, 1.47%,
11/25/2030
(d)
60,000 49,495
Series 2021-M13, Class 2A1, 1.49%,
11/25/2032
(d)
85,067 78,723
Government National Mortgage Association
3.00%, 5/15/2053
(e)
400,000 365,312
4.00%, 5/15/2053
(e)
600,000 576,917
4.50%, 5/15/2053
(e)
225,000 220,732
5.00%, 5/15/2053
(e)
725,000 721,701
5.50%, 5/15/2053
(e)
500,000 503,310
6.00%, 5/15/2053
(e)
375,000 380,692
5.00%, 6/15/2053
(e)
200,000 199,105
5.50%, 6/15/2053
(e)
125,000 125,799
Government National Mortgage Association II
3.50%, 10/20/2026 15,450 15,075
2.50%, 12/20/2037 42,938 39,855
5.00%, 9/20/2039 67,323 68,974
4.50%, 2/20/2040 28,717 28,953
4.00%, 10/20/2040 18,879 18,680
5.00%, 10/20/2040 23,436 24,015
4.00%, 11/20/2040 50,166 49,638
4.50%, 1/20/2041 13,225 13,339
4.50%, 9/20/2041 25,254 25,475
4.00%, 11/20/2041 17,425 17,175
3.00%, 6/20/2042 20,689 19,340
3.00%, 8/20/2042 50,114 46,845
2.50%, 2/20/2043 243,850 219,971
3.50%, 2/20/2043 40,610 39,013
3.50%, 3/20/2043 30,804 29,578
3.00%, 4/20/2043 64,552 60,212
3.50%, 7/20/2043 81,899 78,640
3.50%, 9/20/2044 179,630 172,302
4.00%, 11/20/2044 206,077 202,332
4.50%, 1/20/2045 25,650 25,726
3.50%, 2/20/2045 31,940 30,637
3.50%, 6/20/2045 241,055 230,469
3.00%, 8/20/2045 283,193 263,279
3.50%, 11/20/2045 33,965 32,473
3.50%, 12/20/2045 42,663 40,789
3.50%, 3/20/2046 223,589 213,769
4.00%, 3/20/2046 101,335 99,247
3.00%, 4/20/2046 40,000 37,127
3.00%, 6/20/2046 147,652 137,047
3.50%, 6/20/2046 80,022 76,232
4.00%, 6/20/2046 122,672 119,702
3.00%, 9/20/2046 193,679 179,769
2.50%, 10/20/2046 8,943 8,043
3.00%, 10/20/2046 36,659 34,027

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.1% (continued)
Government National Mortgage Association II
(continued)
3.00%, 11/20/2046 37,761 35,049
3.50%, 11/20/2046 85,030 81,003
2.50%, 12/20/2046 149,675 134,609
3.00%, 1/20/2047 84,023 77,988
4.00%, 1/20/2047 104,236 101,713
3.00%, 2/20/2047 380,355 353,038
3.50%, 2/20/2047 327,911 312,382
4.00%, 2/20/2047 70,258 68,557
3.00%, 5/20/2047 70,272 65,113
3.50%, 5/20/2047 116,672 111,058
4.00%, 8/20/2047 183,057 178,552
4.50%, 9/20/2047 32,182 31,976
3.00%, 10/20/2047 10,471 9,703
3.00%, 1/20/2048 298,994 277,047
3.50%, 1/20/2048 401,255 381,949
3.50%, 2/20/2048 155,137 147,673
4.50%, 3/20/2048 175,416 174,291
4.00%, 4/20/2048 219,622 213,667
3.50%, 5/20/2048 144,606 137,649
4.50%, 5/20/2048 141,566 140,658
4.50%, 6/20/2048 88,601 88,042
5.00%, 6/20/2048 75,080 75,851
4.00%, 7/20/2048 12,322 11,988
4.00%, 9/20/2048 12,801 12,454
3.50%, 10/20/2048 33,422 31,793
4.00%, 11/20/2048 37,396 36,382
4.50%, 11/20/2048 93,794 93,202
5.00%, 12/20/2048 41,463 41,835
3.50%, 1/20/2049 104,670 99,634
4.50%, 1/20/2049 23,674 23,525
4.00%, 2/20/2049 19,079 18,562
3.50%, 3/20/2049 22,406 21,314
3.00%, 8/20/2049 34,448 31,759
3.00%, 10/20/2049 175,752 162,031
2.50%, 12/20/2049 81,963 72,766
3.50%, 12/20/2049 45,568 43,256
3.00%, 1/20/2050 233,752 215,503
3.00%, 2/20/2050 219,901 202,733
3.50%, 4/20/2050 14,301 13,575
4.00%, 5/20/2050 14,227 13,830
5.00%, 5/20/2050 31,949 32,324
2.50%, 6/20/2050 227,152 200,984
2.50%, 7/20/2050 470,284 416,106
3.00%, 7/20/2050 58,306 53,640
3.50%, 7/20/2050 254,996 242,055
2.00%, 8/20/2050 276,949 237,847
3.00%, 8/20/2050 31,631 29,099
4.00%, 8/20/2050 85,560 83,174
4.50%, 8/20/2050 19,676 19,551
2.50%, 9/20/2050 561,340 496,672
4.50%, 9/20/2050 16,702 16,597
2.50%, 10/20/2050 128,941 114,087
2.00%, 11/20/2050 629,686 540,783
3.00%, 11/20/2050 36,741 33,801
2.00%, 12/20/2050 340,157 292,131
2.50%, 12/20/2050 302,956 268,055
3.50%, 12/20/2050 12,172 11,476
2.00%, 1/20/2051 528,379 453,779
2.50%, 1/20/2051 373,785 330,724
3.00%, 1/20/2051 400,639 368,577
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.1% (continued)
Government National Mortgage Association II
(continued)
1.50%, 2/20/2051 79,798 64,395
2.50%, 2/20/2051 241,881 213,990
3.00%, 2/20/2051 195,906 180,228
2.00%, 3/20/2051 578,149 495,702
2.50%, 3/20/2051 353,793 312,998
4.00%, 3/20/2051 52,377 50,916
2.00%, 4/20/2051 157,830 135,323
2.50%, 4/20/2051 322,188 285,038
3.50%, 4/20/2051 102,634 96,770
2.00%, 5/20/2051 362,565 310,862
2.50%, 5/20/2051 384,675 340,320
2.50%, 6/20/2051 92,521 81,853
2.00%, 7/20/2051 379,131 325,066
2.50%, 7/20/2051 208,457 184,420
3.50%, 7/20/2051 94,894 89,473
2.50%, 8/20/2051 318,186 281,498
2.00%, 9/20/2051 479,122 410,798
2.50%, 9/20/2051 30,234 26,748
2.00%, 10/20/2051 378,219 324,283
2.50%, 10/20/2051 659,685 583,619
3.50%, 10/20/2051 86,018 80,958
2.00%, 11/20/2051 1,016,397 871,455
3.00%, 11/20/2051 183,750 168,214
2.00%, 12/20/2051 273,478 234,479
2.50%, 12/20/2051 252,269 223,180
3.00%, 12/20/2051 191,765 175,551
2.00%, 1/20/2052 576,269 494,091
2.50%, 1/20/2052 228,782 202,402
3.00%, 1/20/2052 654,744 599,387
3.50%, 1/20/2052 91,797 86,397
2.00%, 2/20/2052 92,992 79,496
2.50%, 2/20/2052 207,953 183,975
3.00%, 2/20/2052 160,798 147,203
3.50%, 2/20/2052 79,133 74,478
2.00%, 3/20/2052 235,287 201,140
2.50%, 3/20/2052 768,200 679,058
2.00%, 4/20/2052 32,975 28,190
3.50%, 4/20/2052 238,628 223,774
3.50%, 5/20/2052 47,835 44,857
3.00%, 6/20/2052 191,137 174,439
4.00%, 6/20/2052 72,409 69,571
3.50%, 7/20/2052 145,441 136,388
4.50%, 7/20/2052 436,663 428,151
3.00%, 8/20/2052 23,916 21,827
4.00%, 8/20/2052 293,311 281,815
4.50%, 8/20/2052 293,412 287,693
3.50%, 9/20/2052 147,036 137,883
4.00%, 9/20/2052 24,581 23,618
4.50%, 9/20/2052 24,538 24,060
4.00%, 12/20/2052 74,252 71,341
6.50%, 12/20/2052 99,028 101,601
4.50%, 3/20/2053 64,891 63,626
Tennessee Valley Authority
Series B, 4.70%, 7/15/2033 157,000 164,630
5.25%, 9/15/2039 170,000 181,714
Total U.S. Government Agencies (cost
$135,744,213) 126,276,441

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 41.0%
U.S. Treasury Bonds
4.50%, 2/15/2036
(a)
275,000 307,012
4.75%, 2/15/2037 300,000 343,500
5.00%, 5/15/2037
(a)
65,000 76,121
4.38%, 2/15/2038
(a)
230,000 253,252
4.50%, 5/15/2038 750,000 835,664
3.50%, 2/15/2039 100,000 99,328
4.63%, 2/15/2040 35,000 39,555
1.13%, 5/15/2040 1,290,000 864,300
4.38%, 5/15/2040 60,000 65,766
1.13%, 8/15/2040 1,005,000 667,854
3.88%, 8/15/2040 1,200,000 1,234,875
1.38%, 11/15/2040 930,000 643,298
4.25%, 11/15/2040 74,000 79,758
1.88%, 2/15/2041 1,085,000 815,106
4.75%, 2/15/2041 190,000 217,431
2.25%, 5/15/2041 815,000 649,708
4.38%, 5/15/2041 1,155,000 1,261,657
1.75%, 8/15/2041 1,080,000 785,363
2.00%, 11/15/2041 1,415,000 1,072,084
3.13%, 11/15/2041 120,000 109,706
2.38%, 2/15/2042 935,000 754,428
3.13%, 2/15/2042 300,000 273,656
3.00%, 5/15/2042 570,000 508,458
3.25%, 5/15/2042 825,000 764,027
2.75%, 8/15/2042 612,000 523,164
3.38%, 8/15/2042 530,000 499,194
2.75%, 11/15/2042 372,000 317,014
4.00%, 11/15/2042 195,000 200,850
3.13%, 2/15/2043 310,000 280,066
3.88%, 2/15/2043 600,000 606,375
2.88%, 5/15/2043 310,000 268,828
3.63%, 8/15/2043 100,000 97,500
3.75%, 11/15/2043 300,000 297,750
3.63%, 2/15/2044 150,000 145,734
3.38%, 5/15/2044 85,000 79,422
3.13%, 8/15/2044 140,000 125,475
3.00%, 11/15/2044 1,035,000 907,566
2.50%, 2/15/2045 150,000 120,211
3.00%, 5/15/2045 295,000 257,848
2.88%, 8/15/2045 35,000 29,914
2.50%, 2/15/2046 150,000 119,508
2.50%, 5/15/2046 155,000 123,395
2.25%, 8/15/2046 275,000 207,926
2.88%, 11/15/2046 145,000 123,794
3.00%, 2/15/2047 265,000 231,005
3.00%, 5/15/2047 400,000 348,562
2.75%, 8/15/2047 1,165,000 969,862
2.75%, 11/15/2047 925,000 770,352
3.00%, 2/15/2048 1,391,000 1,213,865
3.13%, 5/15/2048 610,000 544,997
3.00%, 8/15/2048 375,000 327,773
3.38%, 11/15/2048 745,000 697,623
3.00%, 2/15/2049 665,000 582,810
2.88%, 5/15/2049 1,625,000 1,392,168
2.25%, 8/15/2049 615,000 462,787
2.38%, 11/15/2049 1,055,000 815,812
2.00%, 2/15/2050 735,000 521,505
1.25%, 5/15/2050 913,000 532,250
1.38%, 8/15/2050 1,295,000 779,023
1.63%, 11/15/2050 1,565,000 1,005,757
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 41.0% (continued)
U.S. Treasury Bonds (continued)
1.88%, 2/15/2051 1,415,000 968,170
2.38%, 5/15/2051 1,135,000 872,531
2.00%, 8/15/2051 1,150,000 809,312
1.88%, 11/15/2051 995,000 677,688
2.25%, 2/15/2052 1,350,000 1,007,227
2.88%, 5/15/2052 770,000 658,831
3.00%, 8/15/2052 670,000 588,448
4.00%, 11/15/2052 400,000 424,625
3.63%, 2/15/2053 1,000,000 991,563
U.S. Treasury Notes
0.25%, 5/15/2024 1,965,000 1,874,503
2.50%, 5/15/2024 2,085,000 2,035,888
2.00%, 5/31/2024 305,000 296,017
2.50%, 5/31/2024 780,000 761,140
0.25%, 6/15/2024 815,000 775,523
1.75%, 6/30/2024 380,000 367,531
2.00%, 6/30/2024 580,000 562,555
3.00%, 6/30/2024 775,000 760,348
0.38%, 7/15/2024 1,200,000 1,140,891
1.75%, 7/31/2024 350,000 337,914
2.13%, 7/31/2024 250,000 242,480
3.00%, 7/31/2024 670,000 657,045
0.38%, 8/15/2024 395,000 374,494
2.38%, 8/15/2024 1,050,000 1,021,330
1.25%, 8/31/2024 295,000 282,543
1.88%, 8/31/2024 300,000 289,711
3.25%, 8/31/2024
(a)
905,000 890,258
0.38%, 9/15/2024 955,000 903,370
1.50%, 9/30/2024 400,000 384,000
2.13%, 9/30/2024 100,000 96,855
4.25%, 9/30/2024 715,000 713,017
0.63%, 10/15/2024 1,275,000 1,207,066
1.50%, 10/31/2024 375,000 359,370
2.25%, 10/31/2024 81,000 78,491
4.38%, 10/31/2024 1,160,000 1,159,502
0.75%, 11/15/2024 1,095,000 1,036,657
2.25%, 11/15/2024 865,000 837,766
1.50%, 11/30/2024 845,000 808,889
2.13%, 11/30/2024 25,000 24,166
4.50%, 11/30/2024 1,300,000 1,303,098
1.00%, 12/15/2024 1,120,000 1,062,600
1.75%, 12/31/2024 1,020,000 979,160
2.25%, 12/31/2024 210,000 203,191
4.25%, 12/31/2024 700,000 699,699
1.13%, 1/15/2025 915,000 868,285
1.38%, 1/31/2025 575,000 547,867
2.50%, 1/31/2025 100,000 97,121
4.13%, 1/31/2025 775,000 773,789
1.50%, 2/15/2025 760,000 724,850
2.00%, 2/15/2025 850,000 818,092
1.13%, 2/28/2025 1,105,000 1,046,513
4.63%, 2/28/2025 660,000 665,491
1.75%, 3/15/2025 435,000 416,377
0.50%, 3/31/2025 1,550,000 1,448,947
2.63%, 3/31/2025 500,000 486,504
3.88%, 3/31/2025
(a)
650,000 647,385
2.63%, 4/15/2025 690,000 670,971
2.88%, 4/30/2025 500,000 488,418
3.88%, 4/30/2025 710,000 707,948
2.13%, 5/15/2025 605,000 582,123

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 41.0% (continued)
U.S. Treasury Notes (continued)
2.75%, 5/15/2025 425,000 414,209
2.88%, 5/31/2025 705,000 688,752
2.88%, 6/15/2025 450,000 439,629
0.25%, 6/30/2025 600,000 554,531
3.00%, 7/15/2025 590,000 577,831
0.25%, 7/31/2025 2,200,000 2,026,406
2.00%, 8/15/2025 380,000 363,998
3.13%, 8/15/2025 950,000 932,930
0.25%, 8/31/2025 1,935,000 1,778,084
2.75%, 8/31/2025 700,000 682,063
3.50%, 9/15/2025 640,000 634,150
0.25%, 9/30/2025 635,000 583,009
4.25%, 10/15/2025
(a)
1,130,000 1,139,358
0.25%, 10/31/2025 480,000 439,013
2.25%, 11/15/2025 990,000 951,638
4.50%, 11/15/2025 645,000 654,776
0.38%, 11/30/2025 175,000 160,289
2.88%, 11/30/2025 100,000 97,609
4.00%, 12/15/2025 665,000 667,909
0.38%, 12/31/2025 535,000 489,567
2.63%, 12/31/2025
(a)
450,000 436,465
3.88%, 1/15/2026 690,000 691,024
0.38%, 1/31/2026 510,000 464,857
2.63%, 1/31/2026 275,000 266,621
1.63%, 2/15/2026 605,000 570,591
4.00%, 2/15/2026
(a)
1,230,000 1,237,015
0.50%, 2/28/2026 820,000 748,634
2.50%, 2/28/2026 560,000 540,881
0.75%, 3/31/2026 1,035,000 951,472
2.25%, 3/31/2026 650,000 623,645
3.75%, 4/15/2026 675,000 675,316
0.75%, 4/30/2026 870,000 796,934
2.38%, 4/30/2026 240,000 230,850
1.63%, 5/15/2026 880,000 827,131
0.75%, 5/31/2026 1,450,000 1,325,277
2.13%, 5/31/2026 400,000 381,500
0.88%, 6/30/2026 1,035,000 948,804
1.88%, 6/30/2026 380,000 359,397
0.63%, 7/31/2026 965,000 875,059
1.88%, 7/31/2026 274,000 258,780
1.50%, 8/15/2026 1,370,000 1,277,846
0.75%, 8/31/2026 2,190,000 1,989,820
1.38%, 8/31/2026 405,000 375,796
0.88%, 9/30/2026 2,330,000 2,123,395
1.63%, 9/30/2026 310,000 289,850
1.13%, 10/31/2026 845,000 774,957
1.63%, 10/31/2026 405,000 378,327
2.00%, 11/15/2026 775,000 732,678
1.25%, 11/30/2026 1,280,000 1,177,700
1.63%, 11/30/2026 375,000 349,775
1.25%, 12/31/2026 985,000 904,738
1.75%, 12/31/2026
(a)
400,000 374,375
1.50%, 1/31/2027 1,325,000 1,226,764
2.25%, 2/15/2027 795,000 756,989
1.13%, 2/28/2027 135,000 123,188
1.88%, 2/28/2027 915,000 858,241
0.63%, 3/31/2027 830,000 740,710
0.50%, 4/30/2027 645,000 571,329
2.38%, 5/15/2027 955,000 911,428
0.50%, 5/31/2027 1,190,000 1,051,291
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 41.0% (continued)
U.S. Treasury Notes (continued)
2.63%, 5/31/2027 300,000 288,984
0.50%, 6/30/2027 1,710,000 1,507,605
0.38%, 7/31/2027 1,880,000 1,644,706
2.75%, 7/31/2027 565,000 546,638
2.25%, 8/15/2027 655,000 620,971
0.50%, 8/31/2027 1,800,000 1,579,641
3.13%, 8/31/2027 1,095,000 1,075,838
0.38%, 9/30/2027 1,575,000 1,371,234
0.50%, 10/31/2027 775,000 677,096
4.13%, 10/31/2027 715,000 731,702
2.25%, 11/15/2027 730,000 690,363
0.63%, 11/30/2027 820,000 719,422
3.88%, 11/30/2027 995,000 1,009,536
0.63%, 12/31/2027 580,000 507,863
3.88%, 12/31/2027 715,000 725,278
0.75%, 1/31/2028 145,000 127,453
3.50%, 1/31/2028
(a)
200,000 199,797
2.75%, 2/15/2028 775,000 748,299
1.13%, 2/29/2028 935,000 835,656
4.00%, 2/29/2028
(a)
700,000 715,422
1.25%, 3/31/2028 785,000 704,721
3.63%, 3/31/2028
(a)
1,600,000 1,608,625
1.25%, 4/30/2028 940,000 842,402
3.50%, 4/30/2028 725,000 725,261
2.88%, 5/15/2028 1,047,000 1,015,181
1.25%, 5/31/2028 925,000 827,947
1.25%, 6/30/2028 1,630,000 1,455,921
1.00%, 7/31/2028 2,310,000 2,032,259
2.88%, 8/15/2028 1,079,000 1,045,618
1.13%, 8/31/2028 2,510,000 2,219,193
1.38%, 10/31/2028 205,000 183,027
3.13%, 11/15/2028 1,070,000 1,048,015
1.50%, 11/30/2028 1,130,000 1,014,440
1.38%, 12/31/2028 185,000 164,896
1.75%, 1/31/2029 1,050,000 953,613
2.63%, 2/15/2029 997,000 950,032
1.88%, 2/28/2029 1,430,000 1,306,998
2.38%, 3/31/2029 900,000 844,875
2.88%, 4/30/2029 730,000 704,450
2.38%, 5/15/2029 705,000 661,323
2.75%, 5/31/2029 925,000 886,193
3.25%, 6/30/2029 500,000 492,422
2.63%, 7/31/2029 600,000 570,281
3.13%, 8/31/2029 470,000 459,719
3.88%, 9/30/2029 545,000 556,326
4.00%, 10/31/2029 290,000 298,247
1.75%, 11/15/2029 10,000 9,033
3.88%, 11/30/2029 565,000 577,271
3.88%, 12/31/2029 580,000 593,141
4.00%, 2/28/2030 550,000 567,016
3.63%, 3/31/2030 540,000 545,063
3.50%, 4/30/2030 590,000 591,143
0.63%, 5/15/2030 180,000 148,472
0.63%, 8/15/2030 2,705,000 2,219,791
0.88%, 11/15/2030 2,645,000 2,208,162
1.13%, 2/15/2031 2,135,000 1,813,416
1.63%, 5/15/2031 1,350,000 1,183,570
1.25%, 8/15/2031 2,685,000 2,270,923
1.38%, 11/15/2031 2,180,000 1,853,681
1.88%, 2/15/2032 1,650,000 1,458,445

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 41.0% (continued)
U.S. Treasury Notes (continued)
2.88%, 5/15/2032 1,605,000 1,536,286
2.75%, 8/15/2032 1,575,000 1,490,590
4.13%, 11/15/2032
(a)
1,350,000 1,425,094
3.50%, 2/15/2033 1,625,000 1,634,648
Total U.S. Treasury Government Securities
(cost $186,909,022) 178,262,171
Shares
Investment Companies – 2.4%
Registered Investment Companies – 2.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.81%
(f)(g)
(cost $10,447,346) 10,447,346 10,447,346
Investment of Cash Collateral for Securities Loaned – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.81%
(f)(g)
(cost $2,040,658) 2,040,658 2,040,658
Total Investments Before TBA Sale
Commitments  (cost $473,469,491) 102.2% 444,187,385
TBA Sale Commitments – ( 0.0% )
Principal
Amount ($)
Federal National Mortgage Association
(h)
1.50%, 5/15/2038
(d)
25,000 (21,968)
2.50%, 5/15/2038
(d)
125,000 (116,077)
Total TBA Sale Commitments
(proceeds $(138,196)) (138,045)
Total Investments (cost net of proceeds
$473,331,295) 102.2% 444,049,340
Liabilities, Less Cash and Receivables (2.2)% (9,560,477)
Net Assets 100.0% 434,488,863
GO—General Obligation
RB—Revenue Bond
REMICs—Real Estate Mortgage Investment Conduits
(a)
Security, or portion thereof, on loan. At April 30, 2023, the value of the fund’s securities on loan was $10,980,082 and the value of the collateral was $11,812,439, consisting of cash collateral of $2,040,658 and U.S. Government & Agency securities valued at $9,771,781. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities were valued at $1,847,378 or 0.43% of net assets.
(c)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(e)
Purchased on a forward commitment basis.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of April 30, 2023.
(h)
Sales on a forward commitment basis.

See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:
Description
Value
10/31/22 Purchases ($)
1
Sales ($)
Value
4/30/23
Dividends/
Distributions ($)
Investment Companies – 2.4%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 5,347,220 32,339,345 (27,239,219) 10,447,346 181,551
Investment of Cash Collateral for Securities Loaned – 0.5%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 1,851,370 11,429,222 (11,239,934) 2,040,658 12,657
2
Total – 2.9% 7,198,590 43,768,567 (38,479,153) 12,488,004 194,208
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Government 42.7
Financial 39.8
Consumer, Non-cyclical 4.6
Registered Investment Companies 2.9
Utilities 2.4
Communications 2.1
Industrial 1.9
Technology 1.8
Energy 1.8
Consumer, Cyclical 1.6
Basic Materials 0.6
102.2
†
Based on net assets.

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)
BNY Mellon Short Duration Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8%
Basic Materials – 1.6%
ArcelorMittal SA, 4.55%, 3/11/2026 50,000 49,215
Celanese US Holdings LLC
3.50%, 5/08/2024 10,000 9,755
6.17%, 7/15/2027 125,000 126,419
Celulosa Arauco y Constitucion SA, 4.50%,
8/01/2024 25,000 24,683
DuPont de Nemours, Inc., 4.49%, 11/15/2025 35,000 34,909
Eastman Chemical Co., 3.80%, 3/15/2025 25,000 24,409
Ecolab, Inc., 5.25%, 1/15/2028 100,000 104,265
Freeport-McMoRan, Inc., 4.55%, 11/14/2024 50,000 49,389
Linde, Inc., 2.65%, 2/05/2025 50,000 48,298
Nucor Corp., 2.00%, 6/01/2025 50,000 47,114
Nutrien Ltd., 4.00%, 12/15/2026 75,000 73,273
PPG Industries, Inc., 1.20%, 3/15/2026 50,000 45,302
Reliance Steel & Aluminum Co., 1.30%,
8/15/2025 25,000 22,961
Sherwin-Williams Co. (The), 3.95%,
1/15/2026 75,000 73,599
Steel Dynamics, Inc., 2.40%, 6/15/2025 50,000 47,344
Vale Overseas Ltd., 6.25%, 8/10/2026 70,000 72,483
853,418
Communications – 5.8%
Alphabet, Inc.
0.45%, 8/15/2025 50,000 46,105
2.00%, 8/15/2026 50,000 47,197
Amazon.com, Inc.
0.45%, 5/12/2024 40,000 38,287
2.80%, 8/22/2024 85,000 83,210
0.80%, 6/03/2025
(a)
20,000 18,632
1.00%, 5/12/2026 170,000 155,190
3.30%, 4/13/2027 100,000 97,145
1.20%, 6/03/2027 70,000 62,643
4.55%, 12/01/2027 75,000 76,354
AT&T, Inc.
5.54%, 2/20/2026 100,000 100,088
1.70%, 3/25/2026 25,000 23,081
2.95%, 7/15/2026
(a)
50,000 47,475
2.30%, 6/01/2027 125,000 114,693
1.65%, 2/01/2028 100,000 87,658
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 49,088
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
4.91%, 7/23/2025 125,000 123,757
4.20%, 3/15/2028 50,000 47,377
Cisco Systems, Inc., 2.50%, 9/20/2026 35,000 33,321
Comcast Corp.
3.38%, 2/15/2025 55,000 53,997
3.38%, 8/15/2025 25,000 24,427
3.95%, 10/15/2025 75,000 74,113
3.15%, 3/01/2026 25,000 24,292
2.35%, 1/15/2027 50,000 46,689
5.35%, 11/15/2027 125,000 130,025
Discovery Communications LLC, 3.95%,
6/15/2025 25,000 24,277
eBay, Inc.
3.45%, 8/01/2024 25,000 24,507
1.90%, 3/11/2025 25,000 23,655
1.40%, 5/10/2026 35,000 31,914
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Communications – 5.8% (continued)
Expedia Group, Inc., 5.00%, 2/15/2026 35,000 35,040
Fox Corp., 3.05%, 4/07/2025 25,000 24,104
Juniper Networks, Inc., 1.20%, 12/10/2025 25,000 22,677
Meta Platforms, Inc., 3.50%, 8/15/2027 65,000 63,113
Motorola Solutions, Inc., 4.00%, 9/01/2024 3,000 2,954
Omnicom Group, Inc. / Omnicom Capital, Inc.,
3.65%, 11/01/2024 45,000 44,142
Paramount Global
4.75%, 5/15/2025 22,000 21,786
3.38%, 2/15/2028 25,000 22,884
Rogers Communications, Inc., 3.20%,
3/15/2027
(b)
100,000 93,785
TCI Communications, Inc., 7.88%, 2/15/2026 20,000 21,693
T-Mobile USA, Inc.
1.50%, 2/15/2026 140,000 128,213
3.75%, 4/15/2027 125,000 120,445
5.38%, 4/15/2027 50,000 50,552
TWDC Enterprises 18 Corp., 2.95%,
6/15/2027
(a)
50,000 47,690
VeriSign, Inc., 5.25%, 4/01/2025 25,000 25,081
Verizon Communications, Inc.
3.38%, 2/15/2025 45,000 44,053
0.85%, 11/20/2025 50,000 45,532
1.45%, 3/20/2026 55,000 50,666
2.63%, 8/15/2026 50,000 47,324
4.13%, 3/16/2027 75,000 74,273
2.10%, 3/22/2028 50,000 44,697
Walt Disney Co. (The)
3.70%, 9/15/2024 50,000 49,352
3.70%, 10/15/2025 125,000 122,970
1.75%, 1/13/2026
(a)
50,000 46,977
WPP Finance 2010, 3.75%, 9/19/2024 50,000 48,786
3,007,986
Consumer, Cyclical – 6.7%
Advance Auto Parts, Inc., 5.95%, 3/09/2028 50,000 51,545
American Honda Finance Corp.
2.15%, 9/10/2024 70,000 67,567
1.20%, 7/08/2025 25,000 23,269
1.30%, 9/09/2026 35,000 31,648
2.35%, 1/08/2027 50,000 46,643
AutoNation, Inc., 3.50%, 11/15/2024 25,000 24,328
AutoZone, Inc.
3.13%, 4/18/2024 15,000 14,689
4.50%, 2/01/2028 50,000 49,845
BorgWarner, Inc., 2.65%, 7/01/2027
(a)
100,000 92,763
Continental Airlines Pass-Through Trust,
Series 2012-2, Class A, 4.00%, 10/29/2024 13,177 12,788
Costco Wholesale Corp.
2.75%, 5/18/2024 45,000 43,987
1.38%, 6/20/2027 100,000 90,313
Cummins, Inc., 0.75%, 9/01/2025 25,000 22,886
D.R. Horton, Inc., 2.50%, 10/15/2024 35,000 33,717
Dollar General Corp.
4.15%, 11/01/2025 25,000 24,677
4.63%, 11/01/2027 50,000 50,218
Dollar Tree, Inc., 4.00%, 5/15/2025 25,000 24,590
General Motors Co.
4.00%, 4/01/2025 25,000 24,406

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Consumer, Cyclical – 6.7% (continued)
6.13%, 10/01/2025 25,000 25,422
General Motors Financial Co., Inc.
4.00%, 1/15/2025 50,000 48,833
2.90%, 2/26/2025 50,000 47,859
2.75%, 6/20/2025 25,000 23,723
4.30%, 7/13/2025 100,000 97,440
1.25%, 1/08/2026 25,000 22,528
1.50%, 6/10/2026 25,000 22,340
4.00%, 10/06/2026 10,000 9,588
4.35%, 1/17/2027 100,000 96,870
2.35%, 2/26/2027 100,000 89,960
2.40%, 4/10/2028 50,000 43,654
Hasbro, Inc., 3.00%, 11/19/2024 25,000 24,180
Home Depot, Inc. (The)
3.00%, 4/01/2026 50,000 48,675
2.13%, 9/15/2026 35,000 32,897
2.88%, 4/15/2027 75,000 71,871
Honda Motor Co., Ltd., 2.53%, 3/10/2027 85,000 79,863
Hyatt Hotels Corp., 5.38%, 4/23/2025 50,000 50,163
Lennar Corp., 5.25%, 6/01/2026 25,000 25,150
Lowe's Cos., Inc.
3.13%, 9/15/2024 15,000 14,664
4.00%, 4/15/2025 50,000 49,367
3.35%, 4/01/2027 100,000 96,385
Magna International, Inc., 4.15%, 10/01/2025 25,000 24,506
Marriott International, Inc.
Series EE, 5.75%, 5/01/2025 6,000 6,078
Series R, 3.13%, 6/15/2026 100,000 95,167
McDonald's Corp.
3.30%, 7/01/2025 100,000 97,790
1.45%, 9/01/2025 25,000 23,409
3.70%, 1/30/2026 10,000 9,871
NIKE, Inc.
2.40%, 3/27/2025 50,000 48,430
2.75%, 3/27/2027 50,000 47,752
O'Reilly Automotive, Inc., 3.55%, 3/15/2026 25,000 24,410
PACCAR Financial Corp.
1.10%, 5/11/2026 35,000 31,860
2.00%, 2/04/2027
(a)
50,000 46,025
PulteGroup, Inc., 5.50%, 3/01/2026 50,000 50,491
PVH Corp., 4.63%, 7/10/2025 25,000 24,583
Ross Stores, Inc., 4.60%, 4/15/2025 25,000 24,879
Southwest Airlines Co.
5.25%, 5/04/2025 50,000 50,157
5.13%, 6/15/2027 75,000 75,589
Starbucks Corp., 2.45%, 6/15/2026 50,000 47,180
Target Corp., 2.25%, 4/15/2025 100,000 96,250
Toll Brothers Finance Corp., 4.88%,
3/15/2027 75,000 73,446
Toyota Motor Corp., 1.34%, 3/25/2026
(a)
25,000 23,025
Toyota Motor Credit Corp.
0.63%, 9/13/2024 25,000 23,674
3.00%, 4/01/2025 50,000 48,612
3.40%, 4/14/2025 25,000 24,533
0.80%, 10/16/2025 40,000 36,673
1.13%, 6/18/2026 35,000 31,775
1.90%, 1/13/2027 75,000 68,931
3.05%, 3/22/2027 75,000 71,636
5.45%, 11/10/2027 50,000 52,314
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Consumer, Cyclical – 6.7% (continued)
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024 12,695 12,418
Series 2014-1, Class A, 4.00%, 4/11/2026 11,236 10,590
VF Corp., 2.40%, 4/23/2025 25,000 23,638
Walgreens Boots Alliance, Inc., 3.80%,
11/18/2024 50,000 49,062
Walmart, Inc.
2.85%, 7/08/2024 85,000 83,452
3.55%, 6/26/2025 25,000 24,700
3.90%, 4/15/2028 100,000 99,959
WarnerMedia Holdings, Inc.
3.64%, 3/15/2025
(b)
50,000 48,361
3.76%, 3/15/2027
(b)
125,000 117,871
WW Grainger, Inc., 1.85%, 2/15/2025 25,000 23,899
3,524,307
Consumer, Non-cyclical – 13.7%
Abbott Laboratories
2.95%, 3/15/2025 50,000 48,840
3.75%, 11/30/2026 50,000 49,829
AbbVie, Inc.
2.60%, 11/21/2024 100,000 96,549
3.80%, 3/15/2025 50,000 49,159
3.60%, 5/14/2025 70,000 68,432
3.20%, 5/14/2026 75,000 72,298
2.95%, 11/21/2026 85,000 80,713
Altria Group, Inc.
4.40%, 2/14/2026 50,000 49,674
2.63%, 9/16/2026
(a)
35,000 32,804
Amgen, Inc.
3.13%, 5/01/2025 25,000 24,291
5.51%, 3/02/2026 100,000 100,398
2.60%, 8/19/2026 35,000 32,943
2.20%, 2/21/2027 50,000 46,258
5.15%, 3/02/2028 125,000 127,974
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 3.65%, 2/01/2026 60,000 58,960
AstraZeneca Finance LLC, 1.20%, 5/28/2026 100,000 91,548
AstraZeneca PLC, 0.70%, 4/08/2026 25,000 22,695
BAT Capital Corp.
3.22%, 8/15/2024 90,000 87,561
2.79%, 9/06/2024 25,000 24,132
3.22%, 9/06/2026 25,000 23,678
4.70%, 4/02/2027 120,000 118,377
BAT International Finance PLC
1.67%, 3/25/2026 50,000 45,528
4.45%, 3/16/2028 50,000 48,044
Baxter International, Inc., 1.92%, 2/01/2027 100,000 89,887
Becton, Dickinson & Co.
3.73%, 12/15/2024 35,000 34,340
3.70%, 6/06/2027 50,000 48,449
Biogen, Inc., 4.05%, 9/15/2025 75,000 73,543
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 50,000 48,963
0.75%, 11/13/2025 15,000 13,787
3.20%, 6/15/2026 35,000 34,107
3.25%, 2/27/2027 35,000 34,145
3.90%, 2/20/2028 50,000 49,681
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 45,000 41,611

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Consumer, Non-cyclical – 13.7% (continued)
Campbell Soup Co., 3.95%, 3/15/2025 10,000 9,828
Cardinal Health, Inc.
3.08%, 6/15/2024 50,000 48,851
3.75%, 9/15/2025 25,000 24,408
Centene Corp., 4.25%, 12/15/2027 50,000 47,785
Cigna Group (The)
3.50%, 6/15/2024 25,000 24,587
3.25%, 4/15/2025 25,000 24,276
4.13%, 11/15/2025 25,000 24,689
1.25%, 3/15/2026 100,000 91,263
Coca-Cola Co. (The)
1.75%, 9/06/2024 25,000 24,179
1.45%, 6/01/2027
(a)
100,000 90,954
CommonSpirit Health
2.76%, 10/01/2024 25,000 24,263
1.55%, 10/01/2025 50,000 45,941
ConAgra Brands, Inc., 4.30%, 5/01/2024 25,000 24,764
Constellation Brands, Inc., 4.35%, 5/09/2027 100,000 99,239
CVS Health Corp.
3.38%, 8/12/2024 60,000 58,866
4.10%, 3/25/2025 60,000 59,669
2.88%, 6/01/2026 35,000 33,393
3.63%, 4/01/2027 75,000 72,584
1.30%, 8/21/2027 200,000 175,356
Elevance Health, Inc.
3.50%, 8/15/2024 25,000 24,541
3.35%, 12/01/2024 25,000 24,412
2.38%, 1/15/2025 75,000 72,126
4.10%, 3/01/2028 50,000 49,313
Eli Lilly & Co., 3.10%, 5/15/2027 35,000 33,720
Equifax, Inc.
2.60%, 12/01/2024 25,000 23,985
2.60%, 12/15/2025 50,000 47,144
Estee Lauder Cos., Inc. (The), 2.00%,
12/01/2024 35,000 33,561
GE HealthCare Technologies, Inc., 5.65%,
11/15/2027
(b)
100,000 103,256
General Mills, Inc., 4.00%, 4/17/2025 25,000 24,696
Gilead Sciences, Inc.
3.65%, 3/01/2026 110,000 107,613
1.20%, 10/01/2027 100,000 87,678
GlaxoSmithKline Capital PLC, 3.00%,
6/01/2024 45,000 44,206
Global Payments, Inc.
4.80%, 4/01/2026 25,000 24,723
2.15%, 1/15/2027 100,000 89,729
GXO Logistics, Inc., 1.65%, 7/15/2026 100,000 86,988
Haleon US Capital LLC, 3.38%, 3/24/2027 250,000 238,457
HCA, Inc.
5.25%, 4/15/2025 25,000 25,058
5.25%, 6/15/2026 50,000 50,139
3.13%, 3/15/2027
(b)
85,000 79,807
Hershey Co. (The), 0.90%, 6/01/2025 50,000 46,482
Humana, Inc.
3.85%, 10/01/2024 15,000 14,763
1.35%, 2/03/2027 50,000 44,338
JBS USA LUX SA / JBS USA Food Co. / JBS USA
Finance, Inc., 5.13%, 2/01/2028
(b)
50,000 48,770
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Consumer, Non-cyclical – 13.7% (continued)
Johnson & Johnson
2.63%, 1/15/2025 50,000 48,820
0.55%, 9/01/2025 50,000 46,178
2.45%, 3/01/2026 50,000 48,045
2.90%, 1/15/2028 50,000 48,160
Kenvue, Inc., 5.05%, 3/22/2028
(b)
50,000 51,779
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025 6,000 5,958
3.40%, 11/15/2025 25,000 24,195
Kimberly-Clark Corp., 3.05%, 8/15/2025 25,000 24,300
Kraft Heinz Foods Co., 3.88%, 5/15/2027 100,000 97,730
Kroger Co. (The), 3.50%, 2/01/2026 25,000 24,389
Laboratory Corp. of America Holdings
3.25%, 9/01/2024 10,000 9,767
3.60%, 2/01/2025 100,000 97,573
McCormick & Co., Inc., 0.90%, 2/15/2026 10,000 9,026
McKesson Corp., 1.30%, 8/15/2026 50,000 44,887
Merck & Co., Inc.
2.75%, 2/10/2025 40,000 38,932
1.70%, 6/10/2027 50,000 45,679
Molson Coors Beverage Co., 3.00%,
7/15/2026 70,000 66,498
Mondelez International, Inc., 1.50%,
5/04/2025 50,000 46,872
Moody's Corp., 3.75%, 3/24/2025 25,000 24,449
Novartis Capital Corp.
3.00%, 11/20/2025 50,000 48,540
2.00%, 2/14/2027 75,000 69,709
PayPal Holdings, Inc.
1.65%, 6/01/2025 30,000 28,269
2.65%, 10/01/2026 35,000 33,154
3.90%, 6/01/2027
(a)
50,000 49,383
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/2025 25,000 22,763
PepsiCo, Inc.
2.25%, 3/19/2025 50,000 48,175
2.38%, 10/06/2026 150,000 142,237
PerkinElmer, Inc., 0.85%, 9/15/2024 25,000 23,531
Pfizer, Inc.
3.40%, 5/15/2024 110,000 108,435
2.75%, 6/03/2026 10,000 9,651
3.00%, 12/15/2026 35,000 33,910
Philip Morris International, Inc.
2.88%, 5/01/2024 70,000 68,554
3.25%, 11/10/2024 50,000 48,905
2.75%, 2/25/2026 25,000 23,843
0.88%, 5/01/2026 60,000 54,091
5.13%, 11/17/2027 50,000 51,159
Procter & Gamble Co. (The)
0.55%, 10/29/2025 50,000 45,804
1.00%, 4/23/2026 25,000 22,976
1.90%, 2/01/2027 50,000 46,637
Quest Diagnostics, Inc., 3.45%, 6/01/2026 85,000 82,253
Royalty Pharma PLC, 1.75%, 9/02/2027 50,000 43,784
S&P Global, Inc., 2.45%, 3/01/2027 50,000 46,974
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 60,000 57,204

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Consumer, Non-cyclical – 13.7% (continued)
Stryker Corp.
3.38%, 11/01/2025 45,000 43,566
3.50%, 3/15/2026 25,000 24,374
SYSCO Corp., 3.30%, 7/15/2026 30,000 28,969
Thermo Fisher Scientific, Inc., 4.80%,
11/21/2027 50,000 51,380
Tyson Foods, Inc., 4.00%, 3/01/2026 50,000 49,056
Unilever Capital Corp., 2.60%, 5/05/2024 125,000 122,169
UnitedHealth Group, Inc.
2.38%, 8/15/2024 50,000 48,515
3.75%, 7/15/2025 25,000 24,665
1.25%, 1/15/2026 50,000 46,204
1.15%, 5/15/2026 65,000 59,593
3.38%, 4/15/2027 50,000 48,537
5.25%, 2/15/2028 50,000 52,221
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 85,000 81,329
Verisk Analytics, Inc., 4.00%, 6/15/2025 50,000 48,921
Viatris, Inc., 1.65%, 6/22/2025 30,000 27,679
Zimmer Biomet Holdings, Inc., 3.05%,
1/15/2026 85,000 81,457
7,151,411
Energy – 5.5%
Baker Hughes Holdings LLC / Baker Hughes
Co.-Obligor, Inc., 2.06%, 12/15/2026 75,000 68,831
BP Capital Markets America, Inc.
3.41%, 2/11/2026 25,000 24,500
3.12%, 5/04/2026 50,000 48,599
3.54%, 4/06/2027 50,000 48,822
Canadian Natural Resources Ltd.
2.05%, 7/15/2025 30,000 28,233
3.85%, 6/01/2027 30,000 28,838
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 75,000 75,589
Chevron Corp.
1.55%, 5/11/2025 50,000 47,275
2.95%, 5/16/2026 25,000 24,261
2.00%, 5/11/2027 85,000 78,868
Chevron USA, Inc.
3.90%, 11/15/2024 10,000 9,938
0.69%, 8/12/2025 25,000 23,021
Columbia Pipeline Group, Inc., 4.50%,
6/01/2025 15,000 14,873
Continental Resources, Inc., 4.38%,
1/15/2028 100,000 95,082
Devon Energy Corp., 5.25%, 9/15/2024 25,000 25,071
Enbridge, Inc.
3.50%, 6/10/2024 50,000 49,152
2.50%, 1/15/2025 10,000 9,608
Energy Transfer LP
4.05%, 3/15/2025 35,000 34,351
2.90%, 5/15/2025 50,000 47,718
4.20%, 4/15/2027 60,000 57,959
4.00%, 10/01/2027 75,000 72,014
Enterprise Products Operating LLC
3.75%, 2/15/2025 25,000 24,688
3.70%, 2/15/2026 75,000 73,674
EOG Resources, Inc., 4.15%, 1/15/2026 50,000 49,649
EQT Corp., 3.90%, 10/01/2027 50,000 47,287
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Energy – 5.5% (continued)
Exxon Mobil Corp.
2.02%, 8/16/2024 115,000 111,394
2.99%, 3/19/2025 85,000 82,790
3.29%, 3/19/2027 50,000 48,961
Halliburton Co., 3.80%, 11/15/2025 39,000 38,271
Hess Corp., 4.30%, 4/01/2027 50,000 49,070
HF Sinclair Corp., 5.88%, 4/01/2026 50,000 50,682
Kinder Morgan Energy Partners LP
4.30%, 5/01/2024 25,000 24,780
4.25%, 9/01/2024 100,000 98,813
Marathon Petroleum Corp.
3.63%, 9/15/2024 35,000 34,294
3.80%, 4/01/2028 50,000 47,977
MPLX LP
4.88%, 12/01/2024 20,000 19,925
4.88%, 6/01/2025 25,000 24,919
1.75%, 3/01/2026 75,000 69,000
4.13%, 3/01/2027 50,000 48,796
Northwest Pipeline LLC, 4.00%, 4/01/2027 100,000 97,059
ONEOK, Inc.
2.75%, 9/01/2024 25,000 24,201
2.20%, 9/15/2025 50,000 46,715
Ovintiv Exploration, Inc., 5.38%, 1/01/2026 50,000 50,178
Phillips 66 Co.
3.85%, 4/09/2025 70,000 68,621
1.30%, 2/15/2026 10,000 9,139
Pioneer Natural Resources Co., 1.13%,
1/15/2026 25,000 22,808
Plains All American Pipeline LP / PAA Finance
Corp.
3.60%, 11/01/2024 25,000 24,407
4.65%, 10/15/2025 25,000 24,733
4.50%, 12/15/2026 50,000 49,100
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026 50,000 51,080
5.00%, 3/15/2027 100,000 100,048
Schlumberger Finance Canada Ltd., 1.40%,
9/17/2025 20,000 18,551
Shell International Finance BV
2.00%, 11/07/2024 75,000 72,343
3.25%, 5/11/2025 85,000 83,077
Spectra Energy Partners LP, 3.38%,
10/15/2026 75,000 71,746
Targa Resources Corp., 5.20%, 7/01/2027 50,000 50,104
TransCanada PipeLines Ltd., 1.00%,
10/12/2024 25,000 23,481
Transcontinental Gas Pipe Line Co., LLC,
7.85%, 2/01/2026 25,000 26,782
Western Midstream Operating LP, 4.50%,
3/01/2028 50,000 47,797
Williams Cos., Inc. (The)
4.55%, 6/24/2024 10,000 9,917
4.00%, 9/15/2025 25,000 24,483
2,853,943
Financial – 45.4%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.88%, 8/14/2024 125,000 119,958
6.50%, 7/15/2025 50,000 50,466

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Financial – 45.4% (continued)
2.45%, 10/29/2026 150,000 134,536
Air Lease Corp.
2.30%, 2/01/2025 50,000 47,356
3.25%, 3/01/2025 25,000 23,984
2.88%, 1/15/2026 50,000 46,699
1.88%, 8/15/2026 35,000 31,166
Aircastle Ltd., 4.13%, 5/01/2024 35,000 34,253
Alexandria Real Estate Equities, Inc., 3.80%,
4/15/2026 45,000 43,440
Allstate Corp. (The), 0.75%, 12/15/2025 25,000 22,532
Ally Financial, Inc.
5.13%, 9/30/2024 25,000 24,526
4.75%, 6/09/2027 75,000 71,047
American Express Co.
2.50%, 7/30/2024 100,000 96,985
3.63%, 12/05/2024 25,000 24,457
3.13%, 5/20/2026 25,000 24,036
1.65%, 11/04/2026 25,000 22,666
2.55%, 3/04/2027 100,000 92,644
5.85%, 11/05/2027 125,000 130,899
American International Group, Inc.
2.50%, 6/30/2025 51,000 48,424
3.90%, 4/01/2026 26,000 25,413
American Tower Corp.
4.00%, 6/01/2025 25,000 24,526
1.30%, 9/15/2025
(a)
25,000 22,989
4.40%, 2/15/2026 25,000 24,662
2.75%, 1/15/2027 100,000 92,801
3.13%, 1/15/2027 50,000 47,059
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 49,029
3.00%, 4/02/2025 35,000 33,742
AON Corp. / AON Global Holdings PLC, 2.85%,
5/28/2027 50,000 46,554
AON Global Ltd., 3.88%, 12/15/2025 25,000 24,464
Ares Capital Corp.
4.20%, 6/10/2024 10,000 9,754
4.25%, 3/01/2025 35,000 33,447
3.25%, 7/15/2025 50,000 46,339
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024
(a)
25,000 24,835
AvalonBay Communities, Inc., Series G, 2.95%,
5/11/2026 50,000 47,397
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 25,000 22,244
2.55%, 10/13/2026 50,000 42,828
Banco Santander SA
2.75%, 5/28/2025 200,000 188,435
1.85%, 3/25/2026 100,000 90,651
5.29%, 8/18/2027 100,000 99,553
Bank of America Corp.
3.88%, 8/01/2025 55,000 53,813
1.53%, 12/06/2025 200,000 187,652
3.37%, 1/23/2026 25,000 24,089
2.02%, 2/13/2026 50,000 47,061
4.45%, 3/03/2026 100,000 98,546
3.38%, 4/02/2026 200,000 192,862
4.25%, 10/22/2026 100,000 97,320
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Financial – 45.4% (continued)
1.20%, 10/24/2026 150,000 135,754
Series N, 1.66%, 3/11/2027 75,000 67,793
3.56%, 4/23/2027 75,000 71,565
1.73%, 7/22/2027 125,000 112,017
3.82%, 1/20/2028 100,000 95,653
4.38%, 4/27/2028 160,000 155,356
4.95%, 7/22/2028 100,000 99,696
3.42%, 12/20/2028 300,000 278,505
5.20%, 4/25/2029 150,000 150,874
Bank of Montreal
0.63%, 7/09/2024 150,000 142,209
1.85%, 5/01/2025 50,000 47,027
1.25%, 9/15/2026 135,000 120,246
Series H, 4.70%, 9/14/2027 75,000 74,845
Bank of Nova Scotia (The)
0.65%, 7/31/2024 200,000 188,965
1.30%, 6/11/2025 30,000 27,714
1.05%, 3/02/2026 85,000 76,295
1.30%, 9/15/2026 100,000 89,018
BankUnited, Inc., 4.88%, 11/17/2025 25,000 22,500
Barclays PLC
3.65%, 3/16/2025 100,000 96,103
4.38%, 1/12/2026 50,000 48,713
5.20%, 5/12/2026 250,000 243,969
5.30%, 8/09/2026 50,000 49,629
Berkshire Hathaway, Inc., 3.13%, 3/15/2026 100,000 97,553
BGC Partners, Inc., 3.75%, 10/01/2024 10,000 9,624
Blackstone Private Credit Fund
2.35%, 11/22/2024 25,000 23,334
3.25%, 3/15/2027 75,000 64,628
Blackstone Secured Lending Fund, 2.75%,
9/16/2026 75,000 65,637
Boston Properties LP, 3.65%, 2/01/2026 50,000 46,596
Brandywine Operating Partnership LP, 7.55%,
3/15/2028 25,000 22,405
Brixmor Operating Partnership LP, 3.85%,
2/01/2025 25,000 24,088
Brookfield Finance, Inc., 4.00%, 4/01/2024 50,000 49,062
Canadian Imperial Bank of Commerce
2.25%, 1/28/2025 175,000 167,207
0.95%, 10/23/2025 25,000 22,765
1.25%, 6/22/2026 25,000 22,463
Capital One Financial Corp.
3.30%, 10/30/2024 50,000 48,759
4.25%, 4/30/2025 25,000 24,221
4.20%, 10/29/2025 25,000 23,879
3.75%, 7/28/2026 25,000 23,435
3.65%, 5/11/2027 160,000 149,240
1.88%, 11/02/2027 100,000 86,987
Charles Schwab Corp. (The)
3.75%, 4/01/2024 35,000 34,369
0.90%, 3/11/2026 175,000 155,025
1.15%, 5/13/2026 15,000 13,274
Chubb INA Holdings, Inc., 3.35%, 5/15/2024 65,000 63,940
Citigroup, Inc.
3.30%, 4/27/2025 25,000 24,249
4.40%, 6/10/2025 125,000 122,791
5.50%, 9/13/2025 115,000 115,371
3.70%, 1/12/2026 75,000 73,089

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Financial – 45.4% (continued)
4.60%, 3/09/2026 35,000 34,585
3.11%, 4/08/2026 100,000 96,201
3.20%, 10/21/2026 100,000 95,035
1.12%, 1/28/2027 25,000 22,455
1.46%, 6/09/2027 75,000 67,325
3.89%, 1/10/2028 100,000 96,149
3.07%, 2/24/2028 155,000 144,830
3.67%, 7/24/2028 200,000 189,361
3.52%, 10/27/2028 100,000 93,888
Citizens Financial Group, Inc., 2.85%,
7/27/2026 35,000 30,892
CME Group, Inc., 3.00%, 3/15/2025 75,000 72,466
CNA Financial Corp., 3.95%, 5/15/2024 50,000 49,238
Cooperatieve Rabobank UA, 3.75%,
7/21/2026 250,000 235,260
Corebridge Financial, Inc., 3.50%,
4/04/2025
(b)
100,000 96,116
Credit Suisse AG, 1.25%, 8/07/2026 250,000 213,243
Crown Castle, Inc.
3.20%, 9/01/2024 90,000 87,617
1.05%, 7/15/2026 50,000 44,421
5.00%, 1/11/2028 75,000 75,815
Deutsche Bank AG
0.90%, 5/28/2024 100,000 94,372
4.10%, 1/13/2026 25,000 23,562
1.69%, 3/19/2026 100,000 89,932
2.31%, 11/16/2027 150,000 129,635
Digital Realty Trust LP, 5.55%, 1/15/2028 75,000 75,169
Discover Financial Services, 4.50%,
1/30/2026 110,000 106,471
EPR Properties, 4.50%, 4/01/2025 25,000 24,202
Equinix, Inc.
2.63%, 11/18/2024 10,000 9,618
1.25%, 7/15/2025 30,000 27,578
1.00%, 9/15/2025 35,000 31,761
1.45%, 5/15/2026 35,000 31,623
ERP Operating LP, 3.38%, 6/01/2025 40,000 38,723
Essex Portfolio LP
3.88%, 5/01/2024 25,000 24,597
3.63%, 5/01/2027 50,000 47,561
Fifth Third Bancorp
2.38%, 1/28/2025 100,000 94,781
2.55%, 5/05/2027 35,000 31,143
First-Citizens Bank & Trust Co., 2.97%,
9/27/2025 50,000 46,761
Franklin Resources, Inc., 2.85%, 3/30/2025 35,000 33,434
FS KKR Capital Corp., 3.40%, 1/15/2026 100,000 91,147
GLP Capital LP / GLP Financing II, Inc., 5.25%,
6/01/2025 25,000 24,557
Goldman Sachs BDC, Inc., 3.75%, 2/10/2025
(a)
25,000 23,971
Goldman Sachs Group, Inc. (The)
3.85%, 7/08/2024 25,000 24,600
3.50%, 1/23/2025 25,000 24,284
3.50%, 4/01/2025 50,000 48,577
3.75%, 5/22/2025 50,000 48,716
4.25%, 10/21/2025 110,000 108,014
0.86%, 2/12/2026 60,000 55,081
3.50%, 11/16/2026 200,000 190,974
1.09%, 12/09/2026 35,000 31,330
1.43%, 3/09/2027 50,000 44,991
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Financial – 45.4% (continued)
1.54%, 9/10/2027 25,000 22,153
1.95%, 10/21/2027 150,000 134,420
2.64%, 2/24/2028 200,000 183,141
3.69%, 6/05/2028 150,000 142,791
4.48%, 8/23/2028 50,000 49,090
Golub Capital BDC, Inc., 2.50%, 8/24/2026 25,000 21,624
Hanover Insurance Group, Inc. (The), 4.50%,
4/15/2026 50,000 49,644
Healthcare Realty Holdings LP, 3.75%,
7/01/2027 25,000 23,494
Healthpeak OP LLC
4.00%, 6/01/2025 20,000 19,534
1.35%, 2/01/2027 50,000 44,049
Host Hotels & Resorts LP
3.88%, 4/01/2024 25,000 24,521
Series E, 4.00%, 6/15/2025 20,000 19,305
HSBC Holdings PLC
3.90%, 5/25/2026 200,000 193,289
1.59%, 5/24/2027 200,000 178,183
4.76%, 6/09/2028 200,000 195,399
5.21%, 8/11/2028 200,000 199,071
HSBC USA, Inc., 3.50%, 6/23/2024 250,000 244,432
Huntington Bancshares, Inc., 2.63%,
8/06/2024 100,000 95,529
ING Groep NV, 4.02%, 3/28/2028 250,000 238,943
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 10,000 9,808
4.00%, 9/15/2027 100,000 99,046
Invesco Finance PLC, 3.75%, 1/15/2026 25,000 24,263
JPMorgan Chase & Co.
3.63%, 5/13/2024 110,000 108,516
3.88%, 9/10/2024 110,000 108,114
3.13%, 1/23/2025 50,000 48,678
0.82%, 6/01/2025 130,000 123,522
3.90%, 7/15/2025 40,000 39,420
2.30%, 10/15/2025 60,000 57,347
2.01%, 3/13/2026 125,000 117,908
2.08%, 4/22/2026 50,000 47,102
3.20%, 6/15/2026 50,000 48,321
2.95%, 10/01/2026 100,000 94,905
1.05%, 11/19/2026 50,000 45,171
4.13%, 12/15/2026 100,000 98,285
3.96%, 1/29/2027 50,000 48,640
1.04%, 2/04/2027 50,000 44,872
1.58%, 4/22/2027 50,000 45,306
1.47%, 9/22/2027 100,000 89,137
3.78%, 2/01/2028 100,000 96,033
4.32%, 4/26/2028 250,000 245,248
3.54%, 5/01/2028 150,000 142,368
KeyCorp
4.15%, 10/29/2025 75,000 71,621
2.25%, 4/06/2027 75,000 65,356
Kimco Realty OP LLC, 2.80%, 10/01/2026 50,000 46,217
Kite Realty Group LP, 4.00%, 10/01/2026 50,000 46,432
Legg Mason, Inc., 4.75%, 3/15/2026 50,000 49,571
Lincoln National Corp.
3.35%, 3/09/2025 10,000 9,517
3.80%, 3/01/2028 50,000 44,745

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Financial – 45.4% (continued)
Lloyds Banking Group PLC
4.45%, 5/08/2025 250,000 245,535
4.65%, 3/24/2026 100,000 96,305
Loews Corp., 3.75%, 4/01/2026 50,000 49,202
M&T Bank Corp., 4.55%, 8/16/2028 100,000 94,784
Manulife Financial Corp.
4.15%, 3/04/2026 25,000 24,602
2.48%, 5/19/2027 50,000 46,571
Mastercard, Inc.
3.38%, 4/01/2024 25,000 24,652
3.30%, 3/26/2027 80,000 77,619
MID-America Apartments LP, 1.10%,
9/15/2026 70,000 62,042
Mitsubishi UFJ Financial Group, Inc.
3.78%, 3/02/2025 200,000 195,908
2.34%, 1/19/2028 200,000 181,308
5.35%, 9/13/2028 200,000 202,138
Mizuho Financial Group, Inc., 2.23%,
5/25/2026 200,000 187,094
Morgan Stanley
3.70%, 10/23/2024 50,000 49,036
0.79%, 5/30/2025 50,000 47,338
2.72%, 7/22/2025 100,000 96,518
4.00%, 7/23/2025 50,000 49,289
Series I, 0.86%, 10/21/2025 25,000 23,274
5.00%, 11/24/2025 105,000 105,215
3.88%, 1/27/2026 45,000 43,978
2.19%, 4/28/2026 75,000 70,640
3.13%, 7/27/2026 75,000 71,337
Series G, 4.35%, 9/08/2026 75,000 73,405
0.99%, 12/10/2026 50,000 44,745
3.63%, 1/20/2027 50,000 48,174
3.95%, 4/23/2027 50,000 48,077
1.59%, 5/04/2027 50,000 44,990
1.51%, 7/20/2027 75,000 66,703
2.48%, 1/21/2028 100,000 91,325
3.59%, 7/22/2028 120,000 113,510
Series G, 3.77%, 1/24/2029 200,000 189,404
5.16%, 4/20/2029 150,000 151,173
National Australia Bank Ltd.
4.97%, 1/12/2026 250,000 253,063
2.50%, 7/12/2026 50,000 47,111
NatWest Group PLC
4.80%, 4/05/2026 25,000 24,912
3.75%, 11/01/2029 200,000 188,841
NNN REIT, Inc., 4.00%, 11/15/2025 25,000 24,217
Nomura Holdings, Inc., 2.33%, 1/22/2027 200,000 177,825
Northern Trust Corp., 3.95%, 10/30/2025 25,000 24,409
OMEGA Healthcare Investors, Inc.
4.50%, 1/15/2025 35,000 33,961
4.50%, 4/01/2027 50,000 46,628
ORIX Corp.
3.70%, 7/18/2027 10,000 9,588
5.00%, 9/13/2027 100,000 100,891
Owl Rock Capital Corp.
3.75%, 7/22/2025 35,000 32,363
4.25%, 1/15/2026 25,000 23,301
3.40%, 7/15/2026 25,000 22,368
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Financial – 45.4% (continued)
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 75,000 71,617
2.60%, 7/23/2026 100,000 93,572
1.15%, 8/13/2026 50,000 44,360
5.35%, 12/02/2028
(a)
100,000 100,616
Principal Financial Group, Inc., 3.10%,
11/15/2026 50,000 47,658
ProLogis LP, 2.13%, 4/15/2027 30,000 27,611
Prospect Capital Corp., 3.71%, 1/22/2026 50,000 44,462
Prudential Financial, Inc., 1.50%, 3/10/2026 100,000 92,120
Public Storage, 1.50%, 11/09/2026 35,000 31,473
Radian Group, Inc., 4.88%, 3/15/2027 50,000 47,570
Realty Income Corp.
3.88%, 4/15/2025 25,000 24,459
4.63%, 11/01/2025 60,000 59,422
3.95%, 8/15/2027 30,000 28,949
Regions Financial Corp., 2.25%, 5/18/2025 50,000 46,596
Royal Bank of Canada
2.25%, 11/01/2024 100,000 95,907
1.15%, 6/10/2025 30,000 27,845
1.20%, 4/27/2026 20,000 18,102
Series G, 1.15%, 7/14/2026 35,000 31,500
Series G, 1.40%, 11/02/2026 100,000 89,452
3.63%, 5/04/2027 100,000 96,329
6.00%, 11/01/2027 100,000 105,117
Sabra Health Care LP, 5.13%, 8/15/2026 50,000 47,461
Santander Holdings USA, Inc.
3.50%, 6/07/2024 25,000 24,299
4.50%, 7/17/2025 25,000 24,359
3.24%, 10/05/2026 85,000 78,062
Santander UK Group Holdings PLC, 1.53%,
8/21/2026 100,000 89,934
Simon Property Group LP
3.38%, 10/01/2024 25,000 24,422
3.50%, 9/01/2025 25,000 24,152
3.30%, 1/15/2026 35,000 33,655
1.38%, 1/15/2027 50,000 44,507
SITE Centers Corp., 3.63%, 2/01/2025 50,000 47,187
State Street Corp.
3.55%, 8/18/2025 30,000 29,147
2.35%, 11/01/2025 100,000 95,905
2.65%, 5/19/2026 25,000 23,655
1.68%, 11/18/2027 25,000 22,501
Stifel Financial Corp., 4.25%, 7/18/2024 10,000 9,841
Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/2024 200,000 193,712
2.35%, 1/15/2025 200,000 190,130
3.78%, 3/09/2026 50,000 48,547
2.63%, 7/14/2026 85,000 79,462
3.01%, 10/19/2026 50,000 46,892
Synchrony Financial
4.50%, 7/23/2025 40,000 37,446
3.70%, 8/04/2026 35,000 31,239
Tanger Properties LP, 3.88%, 7/15/2027 50,000 45,090
Toronto-Dominion Bank (The)
2.65%, 6/12/2024 100,000 97,219
0.70%, 9/10/2024 50,000 47,073
1.15%, 6/12/2025 30,000 27,724
0.75%, 9/11/2025 50,000 45,365

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Financial – 45.4% (continued)
1.25%, 9/10/2026 35,000 31,167
1.95%, 1/12/2027 100,000 90,408
4.11%, 6/08/2027 100,000 97,234
Trinity Acquisition PLC, 4.40%, 3/15/2026 50,000 49,075
Truist Bank
2.15%, 12/06/2024 50,000 47,337
3.63%, 9/16/2025 100,000 94,890
Truist Financial Corp.
2.85%, 10/26/2024 50,000 48,110
3.70%, 6/05/2025 5,000 4,817
1.20%, 8/05/2025 55,000 50,066
1.27%, 3/02/2027 25,000 22,172
4.12%, 6/06/2028
(a)
160,000 152,708
US Bancorp
3.60%, 9/11/2024 25,000 24,349
3.95%, 11/17/2025 35,000 33,942
Series V, 2.38%, 7/22/2026 10,000 9,289
2.22%, 1/27/2028 130,000 117,080
US Bank NA, 2.80%, 1/27/2025
(a)
100,000 95,910
Ventas Realty LP, 2.65%, 1/15/2025 25,000 23,712
VICI Properties LP, 4.38%, 5/15/2025 25,000 24,399
Visa, Inc.
3.15%, 12/14/2025 50,000 48,564
1.90%, 4/15/2027 100,000 92,642
Voya Financial, Inc., 3.65%, 6/15/2026 50,000 48,022
Wells Fargo & Co.
3.30%, 9/09/2024 50,000 48,952
3.00%, 2/19/2025 25,000 24,186
0.81%, 5/19/2025 15,000 14,276
2.41%, 10/30/2025 50,000 47,846
2.16%, 2/11/2026 135,000 127,752
3.00%, 4/22/2026 35,000 33,360
3.91%, 4/25/2026 125,000 121,902
2.19%, 4/30/2026 75,000 70,660
3.00%, 10/23/2026 100,000 94,220
3.20%, 6/17/2027 100,000 94,359
3.53%, 3/24/2028 150,000 141,865
3.58%, 5/22/2028 100,000 94,484
4.81%, 7/25/2028 150,000 148,747
Welltower OP LLC
4.00%, 6/01/2025 20,000 19,498
4.25%, 4/01/2026 65,000 63,903
Western Union Co. (The), 2.85%, 1/10/2025 50,000 47,889
Westpac Banking Corp.
1.02%, 11/18/2024 100,000 94,505
1.15%, 6/03/2026 50,000 45,094
2.70%, 8/19/2026 40,000 37,781
3.35%, 3/08/2027 75,000 72,015
5.46%, 11/18/2027 75,000 77,915
23,758,913
Industrial – 6.8%
3M Co.
2.00%, 2/14/2025
(a)
75,000 71,567
2.25%, 9/19/2026
(a)
25,000 23,367
Amcor Finance USA, Inc., 3.63%, 4/28/2026 50,000 48,181
Arrow Electronics, Inc., 6.13%, 3/01/2026 100,000 100,049
Avnet, Inc., 4.63%, 4/15/2026 50,000 49,245
Berry Global, Inc., 5.50%, 4/15/2028
(b)
50,000 49,945
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Industrial – 6.8% (continued)
Boeing Co. (The)
4.88%, 5/01/2025 70,000 69,791
2.75%, 2/01/2026 125,000 118,226
2.20%, 2/04/2026 225,000 208,938
Burlington Northern Santa Fe LLC
3.65%, 9/01/2025 15,000 14,718
3.25%, 6/15/2027
(a)
50,000 48,435
Canadian Pacific Railway Co., 1.75%,
12/02/2026 35,000 31,961
Carrier Global Corp.
2.24%, 2/15/2025 7,000 6,679
2.49%, 2/15/2027 100,000 92,451
Caterpillar Financial Services Corp.
0.45%, 5/17/2024 20,000 19,106
3.25%, 12/01/2024 123,000 120,488
0.80%, 11/13/2025 25,000 22,844
1.15%, 9/14/2026 50,000 45,221
3.60%, 8/12/2027 50,000 48,984
CNH Industrial Capital LLC
3.95%, 5/23/2025 50,000 48,851
1.88%, 1/15/2026 25,000 23,172
CSX Corp.
3.35%, 11/01/2025 25,000 24,270
3.25%, 6/01/2027 30,000 28,750
Emerson Electric Co., 1.80%, 10/15/2027 50,000 45,097
FedEx Corp., 3.25%, 4/01/2026 25,000 24,368
Flex Ltd., 4.75%, 6/15/2025 20,000 19,725
GATX Corp., 3.25%, 9/15/2026 50,000 47,171
General Dynamics Corp.
2.38%, 11/15/2024 25,000 24,149
3.25%, 4/01/2025 25,000 24,380
3.50%, 5/15/2025 15,000 14,712
1.15%, 6/01/2026 50,000 45,788
Honeywell International, Inc.
1.35%, 6/01/2025 25,000 23,532
2.50%, 11/01/2026 50,000 47,601
1.10%, 3/01/2027 50,000 45,063
Jabil, Inc., 1.70%, 4/15/2026 25,000 22,686
JB Hunt Transport Services, Inc., 3.88%,
3/01/2026 30,000 29,368
John Deere Capital Corp.
2.65%, 6/24/2024 90,000 87,969
0.70%, 1/15/2026 100,000 91,089
2.65%, 6/10/2026 25,000 23,840
1.05%, 6/17/2026 25,000 22,796
2.25%, 9/14/2026 25,000 23,560
1.30%, 10/13/2026 25,000 22,671
2.35%, 3/08/2027
(a)
50,000 46,690
1.75%, 3/09/2027 50,000 45,711
Legrand France SA, 8.50%, 2/15/2025 35,000 37,303
Lennox International, Inc., 1.70%, 8/01/2027 50,000 44,195
Lockheed Martin Corp., 3.55%, 1/15/2026 26,000 25,619
Masco Corp., 1.50%, 2/15/2028 50,000 43,285
Northrop Grumman Corp.
2.93%, 1/15/2025 75,000 72,721
3.25%, 1/15/2028 50,000 47,588
Otis Worldwide Corp., 2.06%, 4/05/2025 25,000 23,663
Owens Corning, 3.40%, 8/15/2026 25,000 23,983

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Industrial – 6.8% (continued)
Packaging Corp. of America, 3.65%,
9/15/2024 40,000 39,320
Parker-Hannifin Corp., 3.65%, 6/15/2024 125,000 123,121
Raytheon Technologies Corp.
3.95%, 8/16/2025 100,000 98,683
7.20%, 8/15/2027 50,000 55,679
Regal Rexnord Corp., 6.05%, 4/15/2028
(b)
75,000 75,682
Republic Services, Inc.
2.50%, 8/15/2024 30,000 29,071
0.88%, 11/15/2025 25,000 22,733
Ryder System, Inc.
2.50%, 9/01/2024 25,000 24,126
3.35%, 9/01/2025 25,000 24,012
4.30%, 6/15/2027 75,000 73,346
Stanley Black & Decker, Inc., 4.00%,
3/15/2060 25,000 19,121
Teledyne Technologies, Inc., 1.60%,
4/01/2026 25,000 22,885
Trane Technologies Luxembourg Finance SA,
3.50%, 3/21/2026 50,000 48,201
Tyco Electronics Group SA, 3.70%, 2/15/2026 50,000 49,063
Union Pacific Corp., 2.75%, 3/01/2026 50,000 47,981
United Parcel Service, Inc.
2.20%, 9/01/2024 15,000 14,524
2.80%, 11/15/2024 25,000 24,358
2.40%, 11/15/2026 50,000 47,422
Vontier Corp., 1.80%, 4/01/2026 50,000 44,696
Vulcan Materials Co.
4.50%, 4/01/2025 25,000 24,864
3.90%, 4/01/2027 25,000 24,481
Waste Management, Inc.
0.75%, 11/15/2025 25,000 22,710
1.15%, 3/15/2028 50,000 43,148
Westinghouse Air Brake Technologies Corp.,
3.20%, 6/15/2025 75,000 71,505
WRKCo, Inc.
3.00%, 9/15/2024 40,000 38,821
3.75%, 3/15/2025 25,000 24,328
3,545,443
Technology – 7.9%
Activision Blizzard, Inc., 3.40%, 6/15/2027 50,000 48,063
Adobe, Inc., 2.15%, 2/01/2027 75,000 69,801
Analog Devices, Inc., 2.95%, 4/01/2025 50,000 48,552
Apple, Inc.
3.45%, 5/06/2024 50,000 49,303
2.85%, 5/11/2024 125,000 122,746
1.80%, 9/11/2024 25,000 24,160
2.75%, 1/13/2025 50,000 48,799
1.13%, 5/11/2025 75,000 70,530
3.20%, 5/13/2025 35,000 34,338
0.55%, 8/20/2025
(a)
25,000 23,064
0.70%, 2/08/2026 25,000 22,826
3.25%, 2/23/2026 75,000 73,456
2.45%, 8/04/2026 35,000 33,383
2.05%, 9/11/2026 50,000 46,894
3.35%, 2/09/2027 150,000 146,729
1.20%, 2/08/2028 100,000 88,451
Applied Materials, Inc., 3.30%, 4/01/2027 50,000 48,434
AutoDesk, Inc., 4.38%, 6/15/2025 25,000 24,855
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Technology – 7.9% (continued)
Broadcom, Inc.
3.63%, 10/15/2024 45,000 44,007
3.15%, 11/15/2025 25,000 24,002
3.46%, 9/15/2026 75,000 71,895
1.95%, 2/15/2028
(b)
50,000 43,864
CDW LLC / CDW Finance Corp., 4.13%,
5/01/2025 50,000 48,860
Dell International LLC / EMC Corp.
5.85%, 7/15/2025 25,000 25,491
6.02%, 6/15/2026 100,000 102,905
4.90%, 10/01/2026 50,000 50,104
Electronic Arts, Inc., 4.80%, 3/01/2026 5,000 5,036
Fidelity National Information Services, Inc.
1.15%, 3/01/2026 35,000 31,517
1.65%, 3/01/2028 50,000 43,201
Fiserv, Inc.
2.75%, 7/01/2024 110,000 106,892
3.20%, 7/01/2026 25,000 23,829
2.25%, 6/01/2027 40,000 36,448
Genpact Luxembourg Sarl, 3.38%,
12/01/2024 10,000 9,669
Hewlett Packard Enterprise Co., 1.75%,
4/01/2026 100,000 92,391
HP, Inc.
2.20%, 6/17/2025 70,000 66,254
4.75%, 1/15/2028 50,000 49,648
Intel Corp.
3.40%, 3/25/2025 25,000 24,575
3.70%, 7/29/2025 80,000 78,763
3.75%, 8/05/2027 90,000 88,099
4.88%, 2/10/2028 75,000 76,289
International Business Machines Corp.
3.00%, 5/15/2024 100,000 98,033
7.00%, 10/30/2025 25,000 26,450
3.30%, 5/15/2026 100,000 96,961
2.20%, 2/09/2027 150,000 138,800
KLA Corp., 4.65%, 11/01/2024 60,000 59,999
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 25,000 21,891
LAM Research Corp.
3.80%, 3/15/2025 25,000 24,611
3.75%, 3/15/2026 25,000 24,684
Leidos, Inc., 3.63%, 5/15/2025 10,000 9,724
Marvell Technology, Inc., 1.65%, 4/15/2026 25,000 22,803
Microchip Technology, Inc., 0.98%, 9/01/2024 100,000 94,094
Microsoft Corp.
2.70%, 2/12/2025 25,000 24,362
3.13%, 11/03/2025 35,000 34,225
2.40%, 8/08/2026 110,000 104,899
3.30%, 2/06/2027 150,000 147,392
NetApp, Inc., 1.88%, 6/22/2025 25,000 23,445
NVIDIA Corp., 3.20%, 9/16/2026 50,000 48,728
Oracle Corp.
3.40%, 7/08/2024 50,000 49,031
2.50%, 4/01/2025 50,000 47,727
2.95%, 5/15/2025 40,000 38,540
1.65%, 3/25/2026 150,000 137,786
2.65%, 7/15/2026 75,000 70,421
2.80%, 4/01/2027 25,000 23,282

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Technology – 7.9% (continued)
3.25%, 11/15/2027 100,000 94,264
QUALCOMM, Inc.
2.90%, 5/20/2024 50,000 49,028
3.25%, 5/20/2027 80,000 77,541
Roper Technologies, Inc.
2.35%, 9/15/2024 20,000 19,254
1.00%, 9/15/2025 50,000 45,850
Take-Two Interactive Software, Inc., 3.70%,
4/14/2027 30,000 28,998
Texas Instruments, Inc., 1.38%, 3/12/2025 50,000 47,365
TSMC Arizona Corp., 1.75%, 10/25/2026 25,000 22,762
VMware, Inc.
1.00%, 8/15/2024 50,000 47,340
1.40%, 8/15/2026 50,000 44,625
3.90%, 8/21/2027 30,000 28,871
Western Digital Corp., 4.75%, 2/15/2026 50,000 47,543
Xilinx, Inc., 2.95%, 6/01/2024 40,000 39,111
4,128,563
Utilities – 5.4%
AEP Transmission Co. LLC, 3.10%,
12/01/2026 50,000 47,779
AES Corp. (The), 1.38%, 1/15/2026 75,000 67,823
Ameren Corp., 2.50%, 9/15/2024 40,000 38,507
Avangrid, Inc.
3.15%, 12/01/2024 15,000 14,511
3.20%, 4/15/2025 20,000 19,218
Berkshire Hathaway Energy Co., 4.05%,
4/15/2025 25,000 24,740
Black Hills Corp., 3.95%, 1/15/2026 10,000 9,694
CenterPoint Energy, Inc., 1.45%, 6/01/2026 10,000 9,088
Cleveland Electric Illuminating Co. (The),
5.50%, 8/15/2024 10,000 10,056
CMS Energy Corp., 3.00%, 5/15/2026 10,000 9,537
Connecticut Light & Power Co. (The), Series A,
0.75%, 12/01/2025 30,000 27,232
Dominion Energy, Inc.
3.07%, 8/15/2024
(c)
60,000 58,330
Series D, 2.85%, 8/15/2026 50,000 47,080
DTE Energy Co.
Series C, 2.53%, 10/01/2024
(c)
25,000 24,068
Series F, 1.05%, 6/01/2025 50,000 46,204
2.85%, 10/01/2026 25,000 23,497
Duke Energy Corp., 2.65%, 9/01/2026 50,000 47,008
Duke Energy Florida LLC, 3.20%, 1/15/2027 75,000 71,994
Duke Energy Progress LLC, 3.25%, 8/15/2025 50,000 48,580
Eastern Energy Gas Holdings LLC, Series A,
2.50%, 11/15/2024 25,000 24,070
Edison International, 3.55%, 11/15/2024 45,000 43,762
Emera US Finance LP, 3.55%, 6/15/2026 25,000 23,886
Entergy Corp., 2.95%, 9/01/2026 60,000 56,656
Entergy Louisiana LLC, 5.59%, 10/01/2024 35,000 35,321
Evergy Kansas Central, Inc., 2.55%,
7/01/2026 25,000 23,608
Evergy, Inc., 2.45%, 9/15/2024 25,000 24,058
Eversource Energy
Series L, 2.90%, 10/01/2024 10,000 9,689
Series Q, 0.80%, 8/15/2025 25,000 22,794
Series U, 1.40%, 8/15/2026 50,000 45,013
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Utilities – 5.4% (continued)
Exelon Corp.
3.40%, 4/15/2026 20,000 19,319
2.75%, 3/15/2027 100,000 93,799
Florida Power & Light Co.
3.25%, 6/01/2024 50,000 49,211
2.85%, 4/01/2025 65,000 63,091
3.13%, 12/01/2025 25,000 24,297
Fortis, Inc., 3.06%, 10/04/2026 50,000 47,164
Iberdrola International BV, 5.81%, 3/15/2025 35,000 35,763
Interstate Power & Light Co., 3.25%,
12/01/2024 15,000 14,591
IPALCO Enterprises, Inc., 3.70%, 9/01/2024 25,000 24,318
MidAmerican Energy Co., 3.10%, 5/01/2027 50,000 47,837
National Rural Utilities Cooperative Finance
Corp.
3.25%, 11/01/2025 85,000 82,161
4.80%, 3/15/2028 75,000 76,058
NextEra Energy Capital Holdings, Inc.
4.20%, 6/20/2024 100,000 99,112
1.88%, 1/15/2027 75,000 68,214
4.63%, 7/15/2027 50,000 50,044
4.90%, 2/28/2028 50,000 50,631
NiSource, Inc., 0.95%, 8/15/2025 75,000 68,838
Oncor Electric Delivery Co. LLC, 2.75%,
6/01/2024 25,000 24,394
Pacific Gas & Electric Co.
3.45%, 7/01/2025 50,000 47,743
3.15%, 1/01/2026 50,000 47,141
3.30%, 3/15/2027 50,000 46,215
Public Service Electric & Gas Co., 0.95%,
3/15/2026 100,000 91,169
Public Service Enterprise Group, Inc., 2.88%,
6/15/2024 10,000 9,736
San Diego Gas & Electric Co., 2.50%,
5/15/2026 10,000 9,494
Southern California Edison Co.
Series D, 4.70%, 6/01/2027 75,000 75,409
5.30%, 3/01/2028 50,000 51,371
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026 10,000 9,504
2.95%, 4/15/2027 80,000 75,762
Southern Co. (The)
3.25%, 7/01/2026 65,000 62,326
5.11%, 8/01/2027 80,000 80,645
Series B, 4.00%, 1/15/2051 25,000 23,428
Southern Power Co., 0.90%, 1/15/2026 35,000 31,779
Southwestern Electric Power Co., Series N,
1.65%, 3/15/2026 85,000 77,954
Union Electric Co., 2.95%, 6/15/2027 50,000 47,500
Virginia Electric & Power Co.
Series A, 3.10%, 5/15/2025 10,000 9,664
Series A, 3.15%, 1/15/2026 25,000 24,314
Series B, 3.75%, 5/15/2027 30,000 29,386
WEC Energy Group, Inc., 5.15%, 10/01/2027 50,000 51,091
Wisconsin Electric Power Co., 2.05%,
12/15/2024 20,000 19,194

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Utilities – 5.4% (continued)
Xcel Energy, Inc., 3.30%, 6/01/2025 30,000 29,143
2,842,613
Total Corporate Bonds (cost $54,230,881) 51,666,597
Shares
Investment Companies – 2.4%
Registered Investment Companies – 2.4%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 4.81%
(d)(e)
(cost $1,249,338) 1,249,338 1,249,338
Investment of Cash Collateral for Securities Loaned – 2.0%
Registered Investment Companies – 2.0%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 4.81%
(d)(e)
(cost $1,041,640) 1,041,640 1,041,640
Total Investments (cost $56,521,859) 103.2% 53,957,575
Liabilities, Less Cash and Receivables (3.2)% (1,687,654)
Net Assets 100.0% 52,269,921
REIT—Real Estate Investment Trust
(a)
Security, or portion thereof, on loan. At April 30, 2023, the value of the fund’s securities on loan was $1,129,881 and the value of the collateral was $1,163,878, consisting of cash collateral of
$1,041,640 and U.S. Government & Agency securities valued at $122,238. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities were valued at $809,236 or 1.55% of net assets.
(c)
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of April 30, 2023.
Holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:
Description
Value
10/31/22 Purchases ($)
1
Sales ($)
Value
4/30/23
Dividends/
Distributions ($)
Investment Companies – 2.4%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 1,258,883 6,525,331 (6,534,876) 1,249,338 6,021
Investment of Cash Collateral for Securities Loaned – 2.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 990,390 3,467,412 (3,416,162) 1,041,640 5,853
2
Total – 4.4% 2,249,273 9,992,743 (9,951,038) 2,290,978 11,874
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Financial 45.4
Consumer, Non-cyclical 13.7
Technology 7.9
Industrial 6.8
Consumer, Cyclical 6.7
Communications 5.8
Energy 5.5
Utilities 5.4
Registered Investment Companies 4.4
Basic Materials 1.6
103.2
†
Based on net assets.

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5%
Basic Materials – 4.4%
Ahlstrom Holding 3 Oy, 4.88%, 2/04/2028
(a)
56,000 47,534
Allegheny Ludlum LLC, 6.95%, 12/15/2025 20,000 20,272
AngloGold Ashanti Holdings PLC, 6.50%,
4/15/2040 20,000 19,716
Arconic Corp.
6.00%, 5/15/2025
(a)
80,000 79,950
6.13%, 2/15/2028
(a)
231,000 227,937
Ashland LLC
3.38%, 9/01/2031
(a)
20,000 16,557
6.88%, 5/15/2043 15,000 15,026
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028
(a)
200,000 164,813
7.50%, 9/30/2029
(a)
65,000 47,019
ATI, Inc.
5.88%, 12/01/2027 88,000 86,054
4.88%, 10/01/2029 65,000 59,884
5.13%, 10/01/2031 100,000 90,432
Avient Corp.
5.75%, 5/15/2025
(a)
179,000 178,779
7.13%, 8/01/2030
(a)
223,000 228,069
Axalta Coating Systems LLC, 3.38%,
2/15/2029
(a)(b)
190,000 165,264
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV, 4.75%,
6/15/2027
(a)(b)
130,000 125,658
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP, 8.75%, 7/15/2026
(a)
138,000 133,307
Big River Steel LLC / BRS Finance Corp.,
6.63%, 1/31/2029
(a)
173,000 171,884
Carpenter Technology Corp.
6.38%, 7/15/2028 130,000 128,937
7.63%, 3/15/2030 150,000 153,947
Century Aluminum Co., 7.50%, 4/01/2028
(a)
64,000 60,474
Cerdia Finanz GMBH, 10.50%, 2/15/2027
(a)
80,000 76,166
Chemours Co. (The)
5.38%, 5/15/2027
(b)
135,000 125,489
5.75%, 11/15/2028
(a)
315,000 279,890
4.63%, 11/15/2029
(a)
188,000 154,836
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026
(a)
33,000 33,559
5.88%, 6/01/2027
(b)
32,000 31,486
4.63%, 3/01/2029
(a)
3,000 2,715
6.75%, 4/15/2030
(a)
795,000 775,290
4.88%, 3/01/2031
(a)
12,000 10,544
6.25%, 10/01/2040 10,000 8,459
Coeur Mining, Inc., 5.13%, 2/15/2029
(a)(b)
15,000 12,380
Commercial Metals Co.
4.13%, 1/15/2030 25,000 22,499
3.88%, 2/15/2031 24,000 20,992
4.38%, 3/15/2032 30,000 25,978
Compass Minerals International, Inc.
4.88%, 7/15/2024
(a)
117,000 117,000
6.75%, 12/01/2027
(a)
171,000 164,922
Consolidated Energy Finance SA
6.50%, 5/15/2026
(a)
20,000 18,909
5.63%, 10/15/2028
(a)
90,000 79,068
Constellium SE
5.88%, 2/15/2026
(a)
46,000 45,790
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Basic Materials – 4.4% (continued)
3.75%, 4/15/2029
(a)
66,000 56,878
Cornerstone Chemical Co., 10.25%,
9/01/2027
(a)(c)
145,000 129,408
CVR Partners LP / CVR Nitrogen Finance
Corp., 6.13%, 6/15/2028
(a)
80,000 72,363
Diamond BC BV, 4.63%, 10/01/2029
(a)
125,000 123,125
Domtar Corp., 6.75%, 10/01/2028
(a)
162,000 140,782
Element Solutions, Inc., 3.88%, 9/01/2028
(a)
245,000 216,483
Ferroglobe PLC / Globe Specialty Metals, Inc.,
9.38%, 12/31/2025
(a)
150,000 151,765
FMG Resources (August 2006) Pty Ltd.
4.50%, 9/15/2027
(a)
120,000 114,004
5.88%, 4/15/2030
(a)
173,000 167,449
4.38%, 4/01/2031
(a)
350,000 304,520
6.13%, 4/15/2032
(a)
215,000 208,030
Glatfelter Corp., 4.75%, 11/15/2029
(a)
74,000 52,489
GPD Cos., Inc., 10.13%, 4/01/2026
(a)
115,000 105,387
HB Fuller Co.
4.00%, 2/15/2027 15,000 14,175
4.25%, 10/15/2028 15,000 13,768
Hecla Mining Co., 7.25%, 2/15/2028 142,000 142,183
Herens Holdco Sarl, 4.75%, 5/15/2028
(a)
30,000 24,879
Hudbay Minerals, Inc.
4.50%, 4/01/2026 130,000 121,059
6.13%, 4/01/2029 155,000 145,633
Illuminate Buyer LLC / Illuminate Holdings IV,
Inc., 9.00%, 7/01/2028
(a)
140,000 124,430
INEOS Quattro Finance 2 PLC, 3.38%,
1/15/2026
(a)
158,000 145,858
Infrabuild Australia Pty Ltd., 12.00%,
10/01/2024
(a)
50,000 47,730
Ingevity Corp., 3.88%, 11/01/2028
(a)
101,000 88,898
Innophos Holdings, Inc., 9.38%, 2/15/2028
(a)
72,000 72,924
Iris Holdings, Inc.
8.75%, 2/15/2026
(a)(c)
20,000 18,458
10.00%, 12/15/2028
(a)
35,000 27,708
JW Aluminum Continuous Cast Co., 10.25%,
6/01/2026
(a)
155,000 155,903
Kaiser Aluminum Corp.
4.63%, 3/01/2028
(a)
126,000 111,195
4.50%, 6/01/2031
(a)
179,000 141,652
Kobe US Midco 2, Inc., 9.25%, 11/01/2026
(a)(c)
70,000 49,057
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029
(a)
95,000 81,841
Mativ Holdings, Inc., 6.88%, 10/01/2026
(a)
182,000 166,313
Mercer International, Inc.
5.50%, 1/15/2026 105,000 100,943
5.13%, 2/01/2029 220,000 183,811
Methanex Corp.
4.25%, 12/01/2024 20,000 19,522
5.13%, 10/15/2027 179,000 170,920
5.25%, 12/15/2029
(b)
280,000 262,841
5.65%, 12/01/2044 30,000 25,139
Mineral Resources Ltd.
8.13%, 5/01/2027
(a)
150,000 151,360
8.00%, 11/01/2027
(a)
142,000 144,307
8.50%, 5/01/2030
(a)
114,000 116,017
Minerals Technologies, Inc., 5.00%,
7/01/2028
(a)
35,000 32,213
New Gold, Inc., 7.50%, 7/15/2027
(a)
190,000 182,867

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Basic Materials – 4.4% (continued)
Novelis Corp.
3.25%, 11/15/2026
(a)
152,000 139,175
4.75%, 1/30/2030
(a)
344,000 311,370
3.88%, 8/15/2031
(a)
116,000 97,124
Nufarm Australia Ltd. / Nufarm Americas, Inc.,
5.00%, 1/27/2030
(a)
89,000 79,210
Olin Corp.
5.13%, 9/15/2027 166,000 160,752
5.63%, 8/01/2029 234,000 228,128
5.00%, 2/01/2030
(b)
185,000 172,921
Olympus Water US Holding Corp.
7.13%, 10/01/2027
(a)
70,000 66,753
4.25%, 10/01/2028
(a)
160,000 136,177
6.25%, 10/01/2029
(a)
94,000 75,574
Perenti Finance Pty, Ltd., 6.50%,
10/07/2025
(a)
155,000 150,513
Polar US Borrower LLC / Schenectady
International Group, Inc., 6.75%,
5/15/2026
(a)
10,000 6,075
Rain CII Carbon LLC / CII Carbon Corp.,
7.25%, 4/01/2025
(a)
147,000 142,730
Rayonier AM Products, Inc.
5.50%, 6/01/2024
(a)(b)
10,000 10,013
7.63%, 1/15/2026
(a)
92,000 81,910
SCIH Salt Holdings, Inc.
4.88%, 5/01/2028
(a)
270,000 243,015
6.63%, 5/01/2029
(a)
169,000 140,929
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%,
11/01/2026
(a)(b)
192,000 176,736
SK Invictus Intermediate II Sarl, 5.00%,
10/30/2029
(a)
115,000 97,913
SPCM SA
3.13%, 3/15/2027
(a)
111,000 99,725
3.38%, 3/15/2030
(a)
215,000 179,470
Tacora Resources, Inc., 8.25%, 5/15/2026
(a)
149,000 113,421
Taseko Mines Ltd., 7.00%, 2/15/2026
(a)
100,000 92,367
TMS International Corp., 6.25%, 4/15/2029
(a)
120,000 93,447
TPC Group, Inc., 13.00%, 12/16/2027
(a)
60,000 60,165
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc.
5.38%, 9/01/2025
(a)
80,000 66,974
5.13%, 4/01/2029
(a)
125,000 77,517
Tronox, Inc., 4.63%, 3/15/2029
(a)
400,000 332,231
United States Steel Corp.
6.88%, 3/01/2029 123,000 121,512
6.65%, 6/01/2037 180,000 170,123
Valvoline, Inc., 3.63%, 6/15/2031
(a)
184,000 152,845
Vibrantz Technologies, Inc., 9.00%,
2/15/2030
(a)
195,000 150,387
WR Grace Holdings LLC
4.88%, 6/15/2027
(a)
145,000 137,934
5.63%, 8/15/2029
(a)
225,000 194,164
13,713,072
Communications – 14.3%
Acuris Finance US, Inc. / Acuris Finance Sarl,
5.00%, 5/01/2028
(a)
100,000 79,321
Advantage Sales & Marketing, Inc., 6.50%,
11/15/2028
(a)
155,000 119,332
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Communications – 14.3% (continued)
Altice Financing SA
5.00%, 1/15/2028
(a)
242,000 195,991
5.75%, 8/15/2029
(a)(b)
418,000 333,604
Altice France Holding SA
10.50%, 5/15/2027
(a)
465,000 342,251
6.00%, 2/15/2028
(a)
249,000 153,229
Altice France SA
8.13%, 2/01/2027
(a)
422,000 376,977
5.50%, 1/15/2028
(a)
272,000 214,151
5.13%, 1/15/2029
(a)
195,000 142,978
5.13%, 7/15/2029
(a)
589,000 436,481
5.50%, 10/15/2029
(a)
445,000 333,625
AMC Networks, Inc.
4.75%, 8/01/2025 257,000 238,244
4.25%, 2/15/2029 330,000 228,717
Angi Group LLC, 3.88%, 8/15/2028
(a)(b)
100,000 78,143
Arches Buyer, Inc.
4.25%, 6/01/2028
(a)
189,000 162,604
6.13%, 12/01/2028
(a)
66,000 57,226
Audacy Capital Corp., 6.75%, 3/31/2029
(a)
20,000 1,466
Beasley Mezzanine Holdings LLC, 8.63%,
2/01/2026
(a)
55,000 35,378
Belo Corp.
7.75%, 6/01/2027 78,000 74,715
7.25%, 9/15/2027 95,000 89,621
Block Communications, Inc., 4.88%,
3/01/2028
(a)
15,000 12,989
British Telecommunications PLC
4.25%, 11/23/2081
(a)
149,000 131,184
4.88%, 11/23/2081
(a)
140,000 112,801
Cable One, Inc., 4.00%, 11/15/2030
(a)(b)
190,000 154,346
Cablevision Lightpath LLC
3.88%, 9/15/2027
(a)
85,000 71,066
5.63%, 9/15/2028
(a)
115,000 84,111
Cars.com, Inc., 6.38%, 11/01/2028
(a)
130,000 123,198
CCO Holdings LLC / CCO Holdings Capital
Corp.
5.50%, 5/01/2026
(a)
190,000 186,467
5.13%, 5/01/2027
(a)
790,000 747,054
5.00%, 2/01/2028
(a)
620,000 574,526
5.38%, 6/01/2029
(a)
380,000 348,828
6.38%, 9/01/2029
(a)
350,000 332,724
4.75%, 3/01/2030
(a)
742,000 638,723
4.50%, 8/15/2030
(a)
710,000 598,844
4.25%, 2/01/2031
(a)
724,000 595,770
7.38%, 3/01/2031
(a)(b)
300,000 294,000
4.75%, 2/01/2032
(a)
304,000 251,580
4.50%, 5/01/2032 700,000 561,459
4.50%, 6/01/2033
(a)
430,000 342,848
4.25%, 1/15/2034
(a)
392,000 300,110
Cengage Learning, Inc., 9.50%, 6/15/2024
(a)
105,000 105,140
Ciena Corp., 4.00%, 1/31/2030
(a)
25,000 21,962
Clear Channel International BV, 6.63%,
8/01/2025
(a)(b)
100,000 98,694
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027
(a)(b)
203,000 183,367
7.75%, 4/15/2028
(a)
245,000 186,110
7.50%, 6/01/2029
(a)
280,000 207,220
CMG Media Corp., 8.88%, 12/15/2027
(a)
255,000 197,646

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Communications – 14.3% (continued)
Cogent Communications Group, Inc.
3.50%, 5/01/2026
(a)
110,000 102,746
7.00%, 6/15/2027
(a)
200,000 198,632
CommScope Technologies LLC
6.00%, 6/15/2025
(a)
296,000 278,118
5.00%, 3/15/2027
(a)
171,000 117,971
CommScope, Inc.
6.00%, 3/01/2026
(a)
242,000 230,913
8.25%, 3/01/2027
(a)
225,000 174,329
7.13%, 7/01/2028
(a)
249,000 178,457
4.75%, 9/01/2029
(a)(b)
204,000 164,599
Connect Finco Sarl / Connect US Finco LLC,
6.75%, 10/01/2026
(a)
569,000 541,941
Consolidated Communications, Inc.
5.00%, 10/01/2028
(a)
20,000 14,581
6.50%, 10/01/2028
(a)
110,000 85,698
CSC Holdings LLC
5.25%, 6/01/2024 280,000 273,071
5.50%, 4/15/2027
(a)
240,000 205,260
5.38%, 2/01/2028
(a)
220,000 180,415
7.50%, 4/01/2028
(a)
159,000 99,736
6.50%, 2/01/2029
(a)
435,000 363,301
5.75%, 1/15/2030
(a)
500,000 255,024
4.13%, 12/01/2030
(a)
210,000 150,873
4.63%, 12/01/2030
(a)
524,000 255,601
3.38%, 2/15/2031
(a)
210,000 144,567
4.50%, 11/15/2031
(a)
225,000 157,560
5.00%, 11/15/2031
(a)
165,000 79,050
Cumulus Media New Holdings, Inc., 6.75%,
7/01/2026
(a)(b)
124,000 94,017
DIRECTV Financing LLC / DIRECTV Financing
Co.-Obligor, Inc., 5.88%, 8/15/2027
(a)
1,080,000 947,802
DISH DBS Corp.
7.75%, 7/01/2026 605,000 349,312
5.25%, 12/01/2026
(a)
568,000 433,531
7.38%, 7/01/2028 235,000 117,395
5.75%, 12/01/2028
(a)
450,000 320,746
5.13%, 6/01/2029 445,000 205,725
DISH Network Corp., 11.75%, 11/15/2027
(a)
538,000 508,742
Embarq Corp., 8.00%, 6/01/2036 363,000 155,972
Frontier Communications Holdings LLC
5.88%, 10/15/2027
(a)
270,000 248,436
5.00%, 5/01/2028
(a)
344,000 301,797
6.75%, 5/01/2029
(a)
265,000 213,280
5.88%, 11/01/2029 199,000 151,242
6.00%, 1/15/2030
(a)
240,000 183,600
8.75%, 5/15/2030
(a)
305,000 301,699
8.63%, 3/15/2031
(a)
185,000 180,407
Frontier Florida LLC, Series E, 6.86%,
2/01/2028 30,000 27,114
Frontier North, Inc., Series G, 6.73%,
2/15/2028 105,000 94,027
Gannett Holdings LLC, 6.00%, 11/01/2026
(a)
82,000 68,989
GCI LLC, 4.75%, 10/15/2028
(a)
86,000 73,530
GEN Digital, Inc.
5.00%, 4/15/2025
(a)
250,000 247,272
6.75%, 9/30/2027
(a)
351,000 353,756
7.13%, 9/30/2030
(a)
227,000 228,201
Getty Images, Inc., 9.75%, 3/01/2027
(a)
27,000 27,022
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Communications – 14.3% (continued)
Go Daddy Operating Co. LLC / GD Finance Co.,
Inc.
5.25%, 12/01/2027
(a)
84,000 80,768
3.50%, 3/01/2029
(a)
178,000 154,181
GoTo Group, Inc., 5.50%, 9/01/2027
(a)
296,000 166,293
Gray Escrow II, Inc., 5.38%, 11/15/2031
(a)
155,000 99,465
Gray Television, Inc.
5.88%, 7/15/2026
(a)
107,000 90,937
7.00%, 5/15/2027
(a)(b)
101,000 81,770
4.75%, 10/15/2030
(a)
290,000 187,340
GrubHub Holdings, Inc., 5.50%, 7/01/2027
(a)
180,000 131,365
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 155,000 148,104
6.63%, 8/01/2026 285,000 269,141
iHeartCommunications, Inc.
6.38%, 5/01/2026 246,000 211,725
8.38%, 5/01/2027 297,000 194,486
5.25%, 8/15/2027
(a)
199,000 157,225
4.75%, 1/15/2028
(a)
93,000 72,361
Iliad Holding SASU
6.50%, 10/15/2026
(a)
311,000 299,190
7.00%, 10/15/2028
(a)
280,000 266,088
Intelsat Jackson Holdings SA, 6.50%,
3/15/2030
(a)
784,000 728,229
ION Trading Technologies Sarl, 5.75%,
5/15/2028
(a)
125,000 104,518
Lamar Media Corp.
3.75%, 2/15/2028 157,000 145,196
4.88%, 1/15/2029
(b)
148,000 140,970
4.00%, 2/15/2030 229,000 205,006
3.63%, 1/15/2031 250,000 215,482
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(a)
297,000 282,995
5.13%, 7/15/2029
(a)
254,000 217,513
Level 3 Financing, Inc.
3.40%, 3/01/2027
(a)
196,000 153,278
4.63%, 9/15/2027
(a)
179,000 110,356
4.25%, 7/01/2028
(a)
310,000 180,469
3.63%, 1/15/2029
(a)
345,000 192,974
3.75%, 7/15/2029
(a)
155,000 87,160
3.88%, 11/15/2029
(a)
196,000 143,105
10.50%, 5/15/2030
(a)
190,000 181,915
Liberty Interactive LLC, 8.25%, 2/01/2030 25,000 7,625
Lumen Technologies, Inc.
4.00%, 2/15/2027
(a)
305,000 203,584
4.50%, 1/15/2029
(a)
180,000 76,502
Series P, 7.60%, 9/15/2039 135,000 51,767
Series U, 7.65%, 3/15/2042 155,000 61,973
Match Group Holdings II LLC
5.00%, 12/15/2027
(a)
105,000 99,068
4.63%, 6/01/2028
(a)
85,000 78,412
5.63%, 2/15/2029
(a)(b)
85,000 80,152
4.13%, 8/01/2030
(a)
90,000 77,459
3.63%, 10/01/2031
(a)
69,000 56,318
Maxar Technologies, Inc.
7.75%, 6/15/2027
(a)
100,000 106,333
7.54%, 12/31/2027
(a)
20,000 21,020

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Communications – 14.3% (continued)
McGraw-Hill Education, Inc.
5.75%, 8/01/2028
(a)
209,000 185,668
8.00%, 8/01/2029
(a)
114,000 98,599
Midcontinent Communications / Midcontinent
Finance Corp., 5.38%, 8/15/2027
(a)
25,000 23,142
Millennium Escrow Corp., 6.63%,
8/01/2026
(a)
279,000 188,614
National CineMedia LLC, 5.88%, 4/15/2028
(a)
(d)
10,000 3,572
Newfold Digital Holdings Group, Inc., 6.00%,
2/15/2029
(a)
150,000 104,512
News Corp.
3.88%, 5/15/2029
(a)
270,000 239,742
5.13%, 2/15/2032
(a)
85,000 78,585
Nexstar Media, Inc.
5.63%, 7/15/2027
(a)
561,000 526,928
4.75%, 11/01/2028
(a)
320,000 281,525
Northwest Fiber LLC / Northwest Fiber
Finance Sub, Inc.
4.75%, 4/30/2027
(a)
10,000 8,698
6.00%, 2/15/2028
(a)
10,000 7,441
10.75%, 6/01/2028
(a)
10,000 9,047
Outfront Media Capital LLC / Outfront Media
Capital Corp.
6.25%, 6/15/2025
(a)
5,000 5,017
5.00%, 8/15/2027
(a)
84,000 77,554
4.25%, 1/15/2029
(a)
116,000 99,081
4.63%, 3/15/2030
(a)(b)
48,000 40,610
Paramount Global
6.25%, 2/28/2057 187,000 144,397
6.38%, 3/30/2062 372,000 318,654
Photo Holdings Merger Sub, Inc., 8.50%,
10/01/2026
(a)
204,000 87,469
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(a)
230,000 180,011
6.50%, 9/15/2028
(a)
255,000 118,839
Rakuten Group, Inc.
5.13%
(a)(e)
149,000 95,621
6.25%
(a)(e)
174,000 99,080
10.25%, 11/30/2024
(a)
270,000 264,413
Scripps Escrow II, Inc.
3.88%, 1/15/2029
(a)
169,000 131,724
5.38%, 1/15/2031
(a)(b)
115,000 80,024
Scripps Escrow, Inc., 5.88%, 7/15/2027
(a)
140,000 101,107
Sinclair Television Group, Inc.
5.13%, 2/15/2027
(a)
5,000 4,306
5.50%, 3/01/2030
(a)(b)
111,000 85,740
4.13%, 12/01/2030
(a)
120,000 94,616
Sirius XM Radio, Inc.
3.13%, 9/01/2026
(a)
253,000 226,445
5.00%, 8/01/2027
(a)
345,000 317,396
4.00%, 7/15/2028
(a)
472,000 398,915
5.50%, 7/01/2029
(a)
328,000 292,518
4.13%, 7/01/2030
(a)
340,000 272,610
3.88%, 9/01/2031
(a)
380,000 287,137
Spanish Broadcasting System, Inc., 9.75%,
3/01/2026
(a)
70,000 46,064
Sprint Capital Corp.
6.88%, 11/15/2028 69,000 74,430
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Communications – 14.3% (continued)
8.75%, 3/15/2032 95,000 116,204
Sprint Corp.
7.13%, 6/15/2024 150,000 152,472
7.63%, 2/15/2025 70,000 72,134
7.63%, 3/01/2026 55,000 58,250
Stagwell Global LLC, 5.63%, 8/15/2029
(a)
213,000 185,012
Summer BC Bidco B LLC, 5.50%,
10/31/2026
(a)
95,000 80,347
TEGNA, Inc.
4.75%, 3/15/2026
(a)
155,000 148,084
4.63%, 3/15/2028 318,000 283,135
5.00%, 9/15/2029 287,000 252,215
Telecom Italia Capital SA
6.38%, 11/15/2033 250,000 224,575
6.00%, 9/30/2034 295,000 252,167
7.20%, 7/18/2036 234,000 211,204
7.72%, 6/04/2038 200,000 187,152
Telecom Italia SpA, 5.30%, 5/30/2024
(a)
405,000 395,761
Telesat Canada / Telesat LLC
5.63%, 12/06/2026
(a)
60,000 33,567
4.88%, 6/01/2027
(a)
111,000 59,582
Townsquare Media, Inc., 6.88%, 2/01/2026
(a)
74,000 68,919
TripAdvisor, Inc., 7.00%, 7/15/2025
(a)
115,000 115,752
U.S. Cellular Corp., 6.70%, 12/15/2033 155,000 141,262
Uber Technologies, Inc.
7.50%, 5/15/2025
(a)
185,000 187,785
8.00%, 11/01/2026
(a)
374,000 383,554
7.50%, 9/15/2027
(a)
296,000 305,390
6.25%, 1/15/2028
(a)(b)
85,000 85,774
4.50%, 8/15/2029
(a)
215,000 198,176
Univision Communications, Inc.
5.13%, 2/15/2025
(a)
403,000 396,866
6.63%, 6/01/2027
(a)
382,000 367,795
4.50%, 5/01/2029
(a)
266,000 229,340
7.38%, 6/30/2030
(a)
315,000 302,154
UPC Broadband Finco BV, 4.88%, 7/15/2031
(a)
203,000 175,340
UPC Holding BV, 5.50%, 1/15/2028
(a)
120,000 107,407
Urban One, Inc., 7.38%, 2/01/2028
(a)
160,000 145,426
ViaSat, Inc.
5.63%, 9/15/2025
(a)
190,000 181,246
5.63%, 4/15/2027
(a)
162,000 150,255
6.50%, 7/15/2028
(a)
100,000 79,279
Viavi Solutions, Inc., 3.75%, 10/01/2029
(a)
130,000 109,431
Videotron Ltd.
5.38%, 6/15/2024
(a)
165,000 164,637
5.13%, 4/15/2027
(a)
250,000 241,090
3.63%, 6/15/2029
(a)
80,000 69,682
Virgin Media Finance PLC, 5.00%,
7/15/2030
(a)
265,000 223,015
Virgin Media Secured Finance PLC
5.50%, 5/15/2029
(a)
355,000 326,448
4.50%, 8/15/2030
(a)
208,000 178,113
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/2028
(a)
169,000 151,645
VMED O2 UK Financing I PLC
4.25%, 1/31/2031
(a)
260,000 215,708
4.75%, 7/15/2031
(a)
326,000 277,610

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Communications – 14.3% (continued)
Vodafone Group PLC
7.00%, 4/04/2079 903,000 922,918
3.25%, 6/04/2081 40,000 34,993
4.13%, 6/04/2081 245,000 197,755
5.13%, 6/04/2081 60,000 45,230
VZ Secured Financing BV, 5.00%, 1/15/2032
(a)
306,000 255,423
Warner Media LLC, 7.63%, 4/15/2031 10,000 10,943
Windstream Escrow LLC / Windstream
Escrow Finance Corp., 7.75%, 8/15/2028
(a)
270,000 222,348
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(a)(b)
348,000 263,204
6.13%, 3/01/2028
(a)
353,000 225,557
Ziff Davis, Inc., 4.63%, 10/15/2030
(a)
72,000 63,272
Ziggo Bond Co. BV
6.00%, 1/15/2027
(a)
125,000 118,590
5.13%, 2/28/2030
(a)
94,000 76,350
Ziggo BV, 4.88%, 1/15/2030
(a)
231,000 198,755
44,488,845
Consumer, Cyclical – 24.9%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 4/15/2025
(a)
10,000 10,032
3.88%, 1/15/2028
(a)
357,000 334,597
4.38%, 1/15/2028
(a)
138,000 129,511
3.50%, 2/15/2029
(a)
169,000 152,159
4.00%, 10/15/2030
(a)
560,000 489,549
99 Escrow Issuer, Inc., 7.50%, 1/15/2026
(a)
5,000 1,923
Abercrombie & Fitch Management Co., 8.75%,
7/15/2025
(a)
90,000 91,436
Academy Ltd., 6.00%, 11/15/2027
(a)
94,000 92,255
Adams Homes, Inc., 7.50%, 2/15/2025
(a)
70,000 65,817
Adient Global Holdings Ltd., 4.88%,
8/15/2026
(a)(b)
117,000 112,438
Affinity Interactive, 6.88%, 12/15/2027
(a)
94,000 84,557
Air Canada, 3.88%, 8/15/2026
(a)
248,000 229,533
Air Canada Pass-Through Trust, Series 2020-1,
Class C, 10.50%, 7/15/2026
(a)
30,000 31,914
Allegiant Travel Co., 7.25%, 8/15/2027
(a)
143,000 141,669
Allen Media LLC / Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/2028
(a)
163,000 87,210
Allison Transmission, Inc.
4.75%, 10/01/2027
(a)
130,000 124,052
5.88%, 6/01/2029
(a)
155,000 152,723
3.75%, 1/30/2031
(a)
337,000 287,974
AMC Entertainment Holdings, Inc.
10.00%, 6/15/2026
(a)
359,000 242,937
7.50%, 2/15/2029
(a)
380,000 275,160
American Airlines Group, Inc., 3.75%,
3/01/2025
(a)
168,000 158,373
American Airlines Pass-Through Trust
Series 2013-1, Class A, 4.00%, 7/15/2025 64,459 57,726
Series 2014-1, Class A, 3.70%, 10/01/2026 46,893 41,601
Series 2015-1, Class A, 3.38%, 5/01/2027 56,322 48,405
Series 2016-1, Class A, 4.10%, 1/15/2028 48,343 42,365
Series 2016-2, Class A, 3.65%, 6/15/2028 63,316 54,258
Series 2016-3, Class A, 3.25%, 10/15/2028 10,451 8,837
Series 2021-1, Class B, 3.95%, 7/11/2030 47,750 41,396
American Airlines, Inc.
11.75%, 7/15/2025
(a)
375,000 413,014
7.25%, 2/15/2028
(a)
77,000 74,878
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 24.9% (continued)
American Airlines, Inc./Aadvantage Loyalty
IP Ltd.
5.50%, 4/20/2026
(a)
704,000 691,596
5.75%, 4/20/2029
(a)
680,000 646,762
American Axle & Manufacturing, Inc.
6.50%, 4/01/2027
(b)
100,000 92,615
6.88%, 7/01/2028 230,000 207,063
5.00%, 10/01/2029 50,000 41,536
American Builders & Contractors Supply Co.,
Inc.
4.00%, 1/15/2028
(a)
184,000 168,714
3.88%, 11/15/2029
(a)
130,000 112,179
American Greetings Corp., 8.75%,
4/15/2025
(a)
13,000 12,805
Aramark Services, Inc.
5.00%, 4/01/2025
(a)
155,000 153,741
6.38%, 5/01/2025
(a)
385,000 386,056
5.00%, 2/01/2028
(a)
256,000 243,508
Arko Corp., 5.13%, 11/15/2029
(a)
55,000 44,546
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 79,000 72,119
4.63%, 11/15/2029
(a)(b)
216,000 192,430
4.75%, 3/01/2030 131,000 115,922
5.00%, 2/15/2032
(a)
190,000 163,774
Ashton Woods USA LLC / Ashton Woods
Finance Co.
6.63%, 1/15/2028
(a)
55,000 52,080
4.63%, 8/01/2029
(a)
76,000 63,374
4.63%, 4/01/2030
(a)
94,000 77,752
Aston Martin Capital Holdings Ltd., 10.50%,
11/30/2025
(a)
292,000 286,738
At Home Group, Inc.
4.88%, 7/15/2028
(a)
20,000 13,049
7.13%, 7/15/2029
(a)
125,000 70,867
Banijay Entertainment SASU, 5.38%,
3/01/2025
(a)
100,000 97,970
Bath & Body Works, Inc.
9.38%, 7/01/2025
(a)
94,000 100,742
6.69%, 1/15/2027 96,000 96,107
5.25%, 2/01/2028
(b)
148,000 141,258
7.50%, 6/15/2029
(b)
147,000 149,641
6.63%, 10/01/2030
(a)
341,000 327,421
6.95%, 3/01/2033 45,000 39,760
6.88%, 11/01/2035 285,000 256,636
6.75%, 7/01/2036 295,000 262,447
7.60%, 7/15/2037 104,000 92,656
BCPE Empire Holdings, Inc., 7.63%,
5/01/2027
(a)
111,000 101,808
BCPE Ulysses Intermediate, Inc., 7.75%,
4/01/2027
(a)(c)
115,000 91,527
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026
(a)(b)
13,000 12,361
4.13%, 5/15/2029
(a)
20,000 17,600
Beazer Homes USA, Inc.
6.75%, 3/15/2025 20,000 19,918
5.88%, 10/15/2027 35,000 32,526
7.25%, 10/15/2029 10,000 9,559
Bloomin' Brands, Inc. / OSI Restaurant
Partners LLC, 5.13%, 4/15/2029
(a)
165,000 149,330
BlueLinx Holdings, Inc., 6.00%, 11/15/2029
(a)
125,000 104,551

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 24.9% (continued)
Boyd Gaming Corp.
4.75%, 12/01/2027 235,000 226,578
4.75%, 6/15/2031
(a)
205,000 187,079
Boyne USA, Inc., 4.75%, 5/15/2029
(a)
125,000 113,338
Brinker International, Inc., 5.00%,
10/01/2024
(a)
5,000 4,896
Brookfield Residential Properties, Inc. /
Brookfield Residential US LLC
6.25%, 9/15/2027
(a)
75,000 68,717
5.00%, 6/15/2029
(a)
105,000 83,173
4.88%, 2/15/2030
(a)
80,000 62,600
Caesars Entertainment, Inc.
6.25%, 7/01/2025
(a)
500,000 500,689
8.13%, 7/01/2027
(a)(b)
237,000 241,629
4.63%, 10/15/2029
(a)(b)
165,000 144,569
7.00%, 2/15/2030
(a)
328,000 331,170
Caesars Resort Collection LLC / CRC Finco,
Inc., 5.75%, 7/01/2025
(a)
234,000 235,724
Carnival Corp.
10.50%, 2/01/2026
(a)
220,000 229,710
7.63%, 3/01/2026
(a)(b)
290,000 266,089
5.75%, 3/01/2027
(a)
734,000 604,004
9.88%, 8/01/2027
(a)
206,000 211,388
6.65%, 1/15/2028 130,000 100,274
4.00%, 8/01/2028
(a)
295,000 255,781
6.00%, 5/01/2029
(a)
394,000 309,482
10.50%, 6/01/2030
(a)(b)
240,000 228,011
Carnival Holdings Bermuda Ltd., 10.38%,
5/01/2028
(a)
385,000 413,899
Carnival PLC, 7.88%, 6/01/2027 42,000 41,618
Carrols Restaurant Group, Inc., 5.88%,
7/01/2029
(a)
75,000 62,053
Carvana Co.
5.50%, 4/15/2027
(a)
84,000 36,144
5.88%, 10/01/2028
(a)
74,000 30,712
4.88%, 9/01/2029
(a)
125,000 50,507
10.25%, 5/01/2030
(a)
742,000 407,412
CCM Merger, Inc., 6.38%, 5/01/2026
(a)
50,000 48,780
CD&R Smokey Buyer, Inc., 6.75%,
7/15/2025
(a)(b)
221,000 194,499
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030
(a)
419,000 404,075
CEC Entertainment LLC, 6.75%, 5/01/2026
(a)
265,000 251,799
Cedar Fair LP, 5.25%, 7/15/2029
(b)
100,000 92,876
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium
Operations LLC
5.50%, 5/01/2025
(a)
160,000 159,588
5.38%, 4/15/2027 62,000 59,385
6.50%, 10/01/2028 56,000 55,084
Century Communities, Inc.
6.75%, 6/01/2027 142,000 142,755
3.88%, 8/15/2029
(a)
92,000 80,581
Churchill Downs, Inc.
5.50%, 4/01/2027
(a)
203,000 198,346
4.75%, 1/15/2028
(a)
230,000 217,047
Cinemark USA, Inc.
8.75%, 5/01/2025
(a)
20,000 20,400
5.88%, 3/15/2026
(a)(b)
90,000 85,999
5.25%, 7/15/2028
(a)
75,000 67,104
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 24.9% (continued)
Clarios Global LP, 6.75%, 5/15/2025
(a)
103,000 103,123
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(a)
194,000 192,894
8.50%, 5/15/2027
(a)
496,000 499,547
Constellation Merger Sub, Inc., 8.50%,
9/15/2025
(a)
95,000 75,051
Cooper-Standard Automotive, Inc., 5.63%,
5/15/2027
(a)(c)
50,000 28,753
Crocs, Inc.
4.25%, 3/15/2029
(a)
110,000 97,615
4.13%, 8/15/2031
(a)
65,000 54,907
Dana Financing Luxembourg Sarl, 5.75%,
4/15/2025
(a)
7,000 6,915
Dana, Inc.
5.38%, 11/15/2027 15,000 14,113
5.63%, 6/15/2028 120,000 110,922
4.25%, 9/01/2030 170,000 138,163
4.50%, 2/15/2032 102,000 81,769
Dave & Buster's, Inc., 7.63%, 11/01/2025
(a)
111,000 112,899
Dealer Tire LLC / DT Issuer LLC, 8.00%,
2/01/2028
(a)
87,000 80,653
Delta Air Lines, Inc.
2.90%, 10/28/2024 182,000 175,865
7.38%, 1/15/2026
(b)
192,000 202,369
4.38%, 4/19/2028
(b)
100,000 94,282
3.75%, 10/28/2029
(b)
137,000 123,120
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/2029
(a)
174,000 129,420
eG Global Finance PLC
6.75%, 2/07/2025
(a)(b)
192,000 181,914
8.50%, 10/30/2025
(a)
125,000 119,042
Empire Communities Corp., 7.00%,
12/15/2025
(a)
135,000 123,548
Empire Resorts, Inc., 7.75%, 11/01/2026
(a)
85,000 70,321
Evergreen Acqco 1 LP / TVI, Inc., 9.75%,
4/26/2028
(a)
90,000 90,159
Everi Holdings, Inc., 5.00%, 7/15/2029
(a)
72,000 64,173
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 4/01/2026
(a)
129,000 120,126
5.88%, 4/01/2029
(a)
220,000 186,014
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.63%, 1/15/2029
(a)
215,000 188,007
6.75%, 1/15/2030
(a)
321,000 260,012
FirstCash, Inc.
4.63%, 9/01/2028
(a)
115,000 105,186
5.63%, 1/01/2030
(a)
85,000 78,953
Foot Locker, Inc., 4.00%, 10/01/2029
(a)
100,000 84,486
Ford Holdings LLC, 9.30%, 3/01/2030 10,000 11,470
Ford Motor Co.
7.13%, 11/15/2025 136,000 139,959
7.50%, 8/01/2026 45,000 46,778
4.35%, 12/08/2026
(b)
235,000 227,793
6.63%, 10/01/2028 125,000 127,889
6.38%, 2/01/2029 18,000 17,906
9.63%, 4/22/2030 107,000 124,323
7.45%, 7/16/2031 270,000 284,228
3.25%, 2/12/2032 468,000 361,855
6.10%, 8/19/2032
(b)
351,000 334,702

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 24.9% (continued)
4.75%, 1/15/2043 476,000 357,976
7.40%, 11/01/2046 105,000 106,863
5.29%, 12/08/2046 334,000 269,505
Ford Motor Credit Co. LLC
3.66%, 9/08/2024 275,000 265,839
4.06%, 11/01/2024 345,000 335,625
2.30%, 2/10/2025 230,000 214,383
4.69%, 6/09/2025 145,000 139,976
5.13%, 6/16/2025 365,000 355,353
4.13%, 8/04/2025 300,000 284,630
3.38%, 11/13/2025 410,000 380,808
4.39%, 1/08/2026 280,000 266,000
6.95%, 3/06/2026 265,000 266,922
4.54%, 8/01/2026 150,000 141,373
2.70%, 8/10/2026 301,000 267,000
4.27%, 1/09/2027 176,000 162,833
4.95%, 5/28/2027 310,000 293,469
4.13%, 8/17/2027 255,000 233,826
3.82%, 11/02/2027 235,000 210,761
7.35%, 11/04/2027 310,000 319,307
2.90%, 2/16/2028 115,000 99,588
2.90%, 2/10/2029 140,000 115,907
5.11%, 5/03/2029 354,000 329,812
7.35%, 3/06/2030 255,000 262,017
4.00%, 11/13/2030 351,000 300,877
3.63%, 6/17/2031 254,000 208,901
Forestar Group, Inc.
3.85%, 5/15/2026
(a)
130,000 120,192
5.00%, 3/01/2028
(a)
20,000 18,194
Foundation Building Materials, Inc., 6.00%,
3/01/2029
(a)
110,000 88,183
Full House Resorts, Inc., 8.25%, 2/15/2028
(a)
(b)
95,000 87,400
Gap, Inc. (The)
3.63%, 10/01/2029
(a)
352,000 250,174
3.88%, 10/01/2031
(a)
200,000 139,369
Genting New York LLC / Genny Capital, Inc.,
3.30%, 2/15/2026
(a)
104,000 93,693
G-III Apparel Group Ltd., 7.88%, 8/15/2025
(a)
150,000 141,701
Golden Entertainment, Inc., 7.63%,
4/15/2026
(a)
10,000 10,113
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026
(b)
160,000 155,233
4.88%, 3/15/2027
(b)
105,000 99,358
5.00%, 7/15/2029
(b)
215,000 190,372
5.25%, 4/30/2031 109,000 94,851
5.25%, 7/15/2031
(b)
240,000 206,919
5.63%, 4/30/2033
(b)
195,000 168,866
GPS Hospitality Holding Co. LLC / GPS Finco,
Inc., 7.00%, 8/15/2028
(a)
65,000 38,641
Group 1 Automotive, Inc., 4.00%, 8/15/2028
(a)
211,000 187,182
Guitar Center, Inc., 8.50%, 1/15/2026
(a)(b)
67,000 59,689
GYP Holdings III Corp., 4.63%, 5/01/2029
(a)
30,000 26,478
H&E Equipment Services, Inc., 3.88%,
12/15/2028
(a)
184,000 158,964
Hanesbrands, Inc.
4.88%, 5/15/2026
(a)
132,000 124,531
9.00%, 2/15/2031
(a)(b)
86,000 88,070
Hawaiian Airlines Pass-Through Certificates,
Series 2013-1, Class A, 3.90%, 1/15/2026 293,066 263,868
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 24.9% (continued)
Hawaiian Brand Intellectual Property Ltd.
/ HawaiianMiles Loyalty Ltd., 5.75%,
1/20/2026
(a)
312,000 290,576
Hilton Domestic Operating Co., Inc.
5.38%, 5/01/2025
(a)
15,000 14,988
5.75%, 5/01/2028
(a)
164,000 163,611
3.75%, 5/01/2029
(a)
299,000 269,392
4.88%, 1/15/2030 351,000 333,710
4.00%, 5/01/2031
(a)
324,000 286,286
3.63%, 2/15/2032
(a)
451,000 384,846
Hilton Grand Vacations Borrower Escrow LLC
/ Hilton Grand Vacations Borrower Escrow,
Inc.
5.00%, 6/01/2029
(a)
163,000 147,509
4.88%, 7/01/2031
(a)
125,000 109,443
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp., 4.88%,
4/01/2027 183,000 180,743
IHO Verwaltungs GmbH
4.75%, 9/15/2026
(a)(c)
255,000 230,882
6.00%, 5/15/2027
(a)(c)
145,000 133,962
6.38%, 5/15/2029
(a)(c)
120,000 107,596
Installed Building Products, Inc., 5.75%,
2/01/2028
(a)
110,000 104,256
Interface, Inc., 5.50%, 12/01/2028
(a)
10,000 8,017
International Game Technology PLC
6.50%, 2/15/2025
(a)
85,000 86,038
4.13%, 4/15/2026
(a)
245,000 235,722
6.25%, 1/15/2027
(a)
189,000 191,417
5.25%, 1/15/2029
(a)
205,000 197,009
IRB Holding Corp., 7.00%, 6/15/2025
(a)
159,000 160,641
Jacobs Entertainment, Inc., 6.75%,
2/15/2029
(a)
115,000 100,151
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025
(a)
160,000 158,992
4.50%, 10/01/2027
(a)
180,000 151,568
5.88%, 1/15/2028
(a)
134,740 116,684
5.50%, 7/15/2029
(a)
75,000 62,106
JB Poindexter & Co., Inc., 7.13%, 4/15/2026
(a)
125,000 120,614
K Hovnanian Enterprises, Inc., 10.50%,
2/15/2026
(a)
35,000 35,633
KB Home
6.88%, 6/15/2027 10,000 10,295
4.80%, 11/15/2029 112,000 104,920
7.25%, 7/15/2030 115,000 118,154
4.00%, 6/15/2031 125,000 108,468
Ken Garff Automotive LLC, 4.88%,
9/15/2028
(a)
95,000 83,575
KFC Holding Co. / Pizza Hut Holdings
LLC / Taco Bell of America LLC, 4.75%,
6/01/2027
(a)
242,000 238,413
Kohl's Corp.
4.25%, 7/17/2025 225,000 210,403
4.63%, 5/01/2031 452,000 303,228
5.55%, 7/17/2045 390,000 227,358
Kontoor Brands, Inc., 4.13%, 11/15/2029
(a)
29,000 24,637
Las Vegas Sands Corp.
3.20%, 8/08/2024 1,190,000 1,151,345
2.90%, 6/25/2025 333,000 314,709
3.50%, 8/18/2026 704,000 661,072

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 24.9% (continued)
3.90%, 8/08/2029 566,000 514,562
LBM Acquisition LLC, 6.25%, 1/15/2029
(a)
226,000 180,023
LCM Investments Holdings II LLC, 4.88%,
5/01/2029
(a)
195,000 166,143
Levi Strauss & Co., 3.50%, 3/01/2031
(a)
125,000 105,744
LGI Homes, Inc., 4.00%, 7/15/2029
(a)
89,000 73,087
Life Time, Inc.
5.75%, 1/15/2026
(a)
185,000 181,004
8.00%, 4/15/2026
(a)
105,000 104,363
Lindblad Expeditions LLC, 6.75%,
2/15/2027
(a)
60,000 56,774
Lions Gate Capital Holdings LLC, 5.50%,
4/15/2029
(a)
270,000 195,333
Lithia Motors, Inc.
4.63%, 12/15/2027
(a)
27,000 25,188
3.88%, 6/01/2029
(a)
210,000 181,837
4.38%, 1/15/2031
(a)
145,000 124,515
Live Nation Entertainment, Inc.
4.88%, 11/01/2024
(a)
145,000 143,330
5.63%, 3/15/2026
(a)
70,000 68,321
6.50%, 5/15/2027
(a)
297,000 298,829
4.75%, 10/15/2027
(a)(b)
235,000 217,979
3.75%, 1/15/2028
(a)
185,000 166,141
LSF9 Atlantis Holdings LLC / Victra Finance
Corp., 7.75%, 2/15/2026
(a)
130,000 121,751
M/I Homes, Inc.
4.95%, 2/01/2028 198,000 186,328
3.95%, 2/15/2030 90,000 79,582
Macy's Retail Holdings LLC
5.88%, 4/01/2029
(a)
156,000 142,838
5.88%, 3/15/2030
(a)
245,000 217,373
6.13%, 3/15/2032
(a)
150,000 131,294
4.50%, 12/15/2034 70,000 50,056
6.38%, 3/15/2037 85,000 65,313
5.13%, 1/15/2042 240,000 158,644
4.30%, 2/15/2043 10,000 6,071
MajorDrive Holdings IV LLC, 6.38%,
6/01/2029
(a)
99,000 78,466
Marks & Spencer PLC, 7.13%, 12/01/2037
(a)
5,000 4,655
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028 85,000 76,357
4.50%, 6/15/2029
(a)
205,000 178,841
Mattamy Group Corp.
5.25%, 12/15/2027
(a)
80,000 74,493
4.63%, 3/01/2030
(a)
107,000 93,763
Mattel, Inc.
3.38%, 4/01/2026
(a)
122,000 115,375
5.88%, 12/15/2027
(a)
157,000 157,190
3.75%, 4/01/2029
(a)
135,000 121,903
6.20%, 10/01/2040 40,000 38,081
5.45%, 11/01/2041 135,000 120,068
Melco Resorts Finance Ltd.
4.88%, 6/06/2025 245,000 231,428
5.25%, 4/26/2026 136,000 125,627
5.63%, 7/17/2027 69,000 61,775
5.75%, 7/21/2028
(a)
139,000 121,206
5.38%, 12/04/2029
(a)
258,000 214,189
Meritage Homes Corp.
6.00%, 6/01/2025 79,000 79,818
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 24.9% (continued)
5.13%, 6/06/2027 71,000 69,817
3.88%, 4/15/2029
(a)
30,000 27,073
Merlin Entertainments Ltd., 5.75%,
6/15/2026
(a)
69,000 65,803
MGM China Holdings Ltd.
5.25%, 6/18/2025
(a)
139,000 132,733
5.88%, 5/15/2026
(a)(b)
255,000 243,577
4.75%, 2/01/2027
(a)
104,000 94,274
MGM Resorts International
6.75%, 5/01/2025 150,000 151,333
5.75%, 6/15/2025 159,000 158,442
4.63%, 9/01/2026 58,000 55,411
5.50%, 4/15/2027 156,000 152,494
4.75%, 10/15/2028 195,000 181,229
Michaels Cos., Inc. (The)
5.25%, 5/01/2028
(a)(b)
165,000 135,833
7.88%, 5/01/2029
(a)
350,000 234,287
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp., 4.88%, 5/01/2029
(a)
135,000 121,305
Mohegan Tribal Gaming Authority
8.00%, 2/01/2026
(a)
273,000 244,282
13.25%, 12/15/2027
(a)
91,000 96,721
Motion Bondco DAC, 6.63%, 11/15/2027
(a)
110,000 100,082
Murphy Oil USA, Inc.
5.63%, 5/01/2027 97,000 95,511
4.75%, 9/15/2029 264,000 246,494
3.75%, 2/15/2031
(a)
173,000 147,968
NCL Corp. Ltd.
3.63%, 12/15/2024
(a)
130,000 122,250
5.88%, 3/15/2026
(a)
324,000 278,605
5.88%, 2/15/2027
(a)
209,000 197,236
7.75%, 2/15/2029
(a)
207,000 176,453
NCL Finance Ltd., 6.13%, 3/15/2028
(a)
86,000 69,764
New Home Co., Inc. (The), 7.25%,
10/15/2025
(a)
25,000 23,284
Newell Brands, Inc.
4.88%, 6/01/2025 86,000 83,764
4.70%, 4/01/2026 445,000 424,947
6.38%, 9/15/2027
(b)
134,000 131,822
6.63%, 9/15/2029
(b)
64,000 63,261
5.88%, 4/01/2036 135,000 114,637
6.00%, 4/01/2046 84,000 65,445
Nissan Motor Acceptance Co. LLC
1.13%, 9/16/2024
(a)
110,000 102,624
2.00%, 3/09/2026
(a)
190,000 167,448
1.85%, 9/16/2026
(a)
261,000 223,049
2.75%, 3/09/2028
(a)
143,000 118,954
2.45%, 9/15/2028
(a)
100,000 80,189
Nissan Motor Co. Ltd.
3.52%, 9/17/2025
(a)
415,000 387,963
4.35%, 9/17/2027
(a)
595,000 544,077
4.81%, 9/17/2030
(a)
675,000 592,809
NMG Holding Co., Inc. / Neiman Marcus Group
LLC, 7.13%, 4/01/2026
(a)
280,000 260,383
Nordstrom, Inc.
4.00%, 3/15/2027
(b)
260,000 225,065
6.95%, 3/15/2028
(b)
14,000 13,456
4.38%, 4/01/2030 135,000 105,575

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 24.9% (continued)
4.25%, 8/01/2031 126,000 93,547
5.00%, 1/15/2044 260,000 162,492
Odeon Finco PLC, 12.75%, 11/01/2027
(a)
100,000 95,271
OpenLane, Inc., 5.13%, 6/01/2025
(a)(b)
47,000 46,769
Papa John's International, Inc., 3.88%,
9/15/2029
(a)
147,000 126,870
Park River Holdings, Inc.
5.63%, 2/01/2029
(a)
15,000 10,975
6.75%, 8/01/2029
(a)
60,000 43,798
Patrick Industries, Inc.
7.50%, 10/15/2027
(a)
100,000 98,611
4.75%, 5/01/2029
(a)
115,000 100,032
Penn Entertainment, Inc.
5.63%, 1/15/2027
(a)
55,000 52,320
4.13%, 7/01/2029
(a)
59,000 49,948
Penske Automotive Group, Inc.
3.50%, 9/01/2025
(b)
125,000 119,272
3.75%, 6/15/2029 125,000 108,602
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 2/15/2028
(a)
231,000 218,312
7.75%, 2/15/2029
(a)
275,000 271,034
PM General Purchaser LLC, 9.50%,
10/01/2028
(a)
155,000 146,896
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp.
5.63%, 9/01/2029
(a)
212,000 153,640
5.88%, 9/01/2031
(a)
213,000 150,761
QVC, Inc.
4.45%, 2/15/2025 260,000 191,248
4.75%, 2/15/2027 164,000 82,630
4.38%, 9/01/2028 145,000 71,374
5.45%, 8/15/2034 25,000 10,610
5.95%, 3/15/2043 20,000 8,342
Raptor Acquisition Corp. / Raptor Co.-Issuer
LLC, 4.88%, 11/01/2026
(a)
10,000 9,386
Real Hero Merger Sub 2, Inc., 6.25%,
2/01/2029
(a)
190,000 143,007
Resideo Funding, Inc., 4.00%, 9/01/2029
(a)
15,000 12,808
Resorts World Las Vegas LLC/RWLV Capital
Inc.
4.63%, 4/16/2029 200,000 161,285
4.63%, 4/06/2031
(a)
100,000 78,427
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028
(a)
178,000 184,189
7.75%, 3/15/2031
(a)
185,000 196,559
Rite Aid Corp.
7.50%, 7/01/2025
(a)
135,000 92,830
8.00%, 11/15/2026
(a)
233,000 125,926
7.70%, 2/15/2027 97,000 31,679
Royal Caribbean Cruises Ltd.
11.50%, 6/01/2025
(a)
250,000 265,225
4.25%, 7/01/2026
(a)
110,000 98,459
5.50%, 8/31/2026
(a)
225,000 206,433
5.38%, 7/15/2027
(a)
222,000 197,275
11.63%, 8/15/2027
(a)
348,000 370,290
7.50%, 10/15/2027 95,000 89,936
3.70%, 3/15/2028 154,000 124,957
5.50%, 4/01/2028
(a)(b)
335,000 295,438
8.25%, 1/15/2029
(a)
215,000 225,826
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 24.9% (continued)
9.25%, 1/15/2029
(a)
168,000 179,526
7.25%, 1/15/2030
(a)
95,000 95,305
Sally Holdings LLC / Sally Capital, Inc., 5.63%,
12/01/2025 145,000 143,137
Sands China Ltd.
5.63%, 8/08/2025 1,343,000 1,314,005
4.30%, 1/08/2026 596,000 561,910
2.80%, 3/08/2027 106,000 92,313
5.90%, 8/08/2028 1,326,000 1,284,475
3.35%, 3/08/2029 282,000 237,313
4.88%, 6/18/2030 523,000 475,141
3.75%, 8/08/2031 95,000 78,015
Scientific Games Holdings LP/Scientific Games
US FinCo, Inc., 6.63%, 3/01/2030
(a)
115,000 102,005
Scientific Games International, Inc.
8.63%, 7/01/2025
(a)
140,000 143,198
7.00%, 5/15/2028
(a)
192,000 192,152
7.25%, 11/15/2029
(a)
75,000 75,199
Scotts Miracle-GRO Co. (The)
5.25%, 12/15/2026 38,000 36,492
4.50%, 10/15/2029
(b)
5,000 4,344
4.00%, 4/01/2031 105,000 84,965
4.38%, 2/01/2032 53,000 43,005
SeaWorld Parks & Entertainment, Inc., 5.25%,
8/15/2029
(a)
129,000 116,024
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/2028 116,000 106,109
4.75%, 4/01/2029 10,000 8,913
Six Flags Entertainment Corp.
4.88%, 7/31/2024
(a)
161,000 161,013
5.50%, 4/15/2027
(a)
75,000 71,541
Six Flags Theme Parks, Inc., 7.00%,
7/01/2025
(a)
2,000 2,023
Sizzling Platter LLC / Sizzling Platter Finance
Corp., 8.50%, 11/28/2025
(a)
110,000 101,835
Sonic Automotive, Inc.
4.63%, 11/15/2029
(a)
110,000 92,419
4.88%, 11/15/2031
(a)(b)
81,000 65,385
Specialty Building Products Holdings LLC /
SBP Finance Corp., 6.38%, 9/30/2026
(a)
225,000 204,167
Speedway Motorsports LLC / Speedway
Funding II, Inc., 4.88%, 11/01/2027
(a)
26,000 24,179
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman
Ltd.
8.00%, 9/20/2025
(a)
145,640 147,076
8.00%, 9/20/2025
(a)
239,444 241,797
SRS Distribution, Inc.
4.63%, 7/01/2028
(a)
166,000 146,566
6.13%, 7/01/2029
(a)
230,000 190,229
6.00%, 12/01/2029
(a)
225,000 183,218
Staples, Inc.
7.50%, 4/15/2026
(a)
480,000 405,477
10.75%, 4/15/2027
(a)
292,000 196,234
Station Casinos LLC
4.50%, 2/15/2028
(a)
174,000 159,931
4.63%, 12/01/2031
(a)
75,000 64,575
Steelcase, Inc., 5.13%, 1/18/2029 250,000 222,831
Studio City Co. Ltd., 7.00%, 2/15/2027
(a)
120,000 113,941

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 24.9% (continued)
Studio City Finance Ltd.
6.00%, 7/15/2025
(a)
119,000 110,286
6.50%, 1/15/2028
(a)
111,000 95,623
5.00%, 1/15/2029
(a)
267,000 209,031
Suburban Propane Partners LP/Suburban
Energy Finance Corp.
5.88%, 3/01/2027 70,000 68,292
5.00%, 6/01/2031
(a)
165,000 144,481
Sugarhouse HSP Gaming Prop Mezz LP /
Sugarhouse HSP Gaming Finance Corp.,
5.88%, 5/15/2025
(a)
43,000 41,784
Superior Plus LP / Superior General Partner,
Inc., 4.50%, 3/15/2029
(a)
140,000 123,977
SWF Escrow Issuer Corp., 6.50%,
10/01/2029
(a)
119,000 72,624
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027
(a)
120,000 119,729
5.75%, 1/15/2028
(a)
105,000 104,189
5.13%, 8/01/2030
(a)
80,000 75,261
Tempur Sealy International, Inc.
4.00%, 4/15/2029
(a)
281,000 245,679
3.88%, 10/15/2031
(a)
276,000 228,580
Thor Industries, Inc., 4.00%, 10/15/2029
(a)
320,000 262,883
Titan International, Inc., 7.00%, 4/30/2028 95,000 85,056
TKC Holdings, Inc.
6.88%, 5/15/2028
(a)
210,000 186,812
10.50%, 5/15/2029
(a)
175,000 115,905
TPro Acquisition Corp., 11.00%,
10/15/2024
(a)
80,000 79,877
Travel + Leisure Co.
6.60%, 10/01/2025 44,000 44,115
6.63%, 7/31/2026
(a)
152,000 151,742
6.00%, 4/01/2027 121,000 119,388
4.50%, 12/01/2029
(a)
110,000 95,965
4.63%, 3/01/2030
(a)
72,000 62,256
TRI Pointe Group, Inc.
5.25%, 6/01/2027 165,000 158,933
5.70%, 6/15/2028 21,000 20,606
TRI Pointe Group, Inc. / TRI Pointe Homes,
Inc., 5.88%, 6/15/2024 136,000 135,908
Under Armour, Inc., 3.25%, 6/15/2026 110,000 101,129
United Airlines Holdings, Inc., 4.88%,
1/15/2025
(b)
210,000 207,376
United Airlines Pass-Through Trust
Series 2016-1, Class B, 3.65%, 1/07/2026 8,576 7,882
Series 2019-2, Class B, 3.50%, 5/01/2028 69,373 61,624
United Airlines, Inc.
4.38%, 4/15/2026
(a)
401,000 382,928
4.63%, 4/15/2029
(a)
361,000 326,705
Univar Solutions USA, Inc., 5.13%,
12/01/2027
(a)
89,000 89,207
Universal Entertainment Corp., 8.50%,
12/11/2024
(a)
192,000 182,924
US Airways Pass-Through Trust
Series 2012-2, Class A, 4.63%, 6/03/2025 34,349 32,342
Series 2013-1, Class A, 3.95%, 11/15/2025 216,590 203,112
Vail Resorts, Inc., 6.25%, 5/15/2025
(a)
43,000 43,305
Victoria's Secret & Co., 4.63%, 7/15/2029
(a)
170,000 137,510
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 24.9% (continued)
Viking Cruises Ltd.
6.25%, 5/15/2025
(a)
65,000 61,806
13.00%, 5/15/2025
(a)
122,000 128,458
5.88%, 9/15/2027
(a)
210,000 180,126
7.00%, 2/15/2029
(a)
153,000 129,864
Viking Ocean Cruises Ship VII Ltd., 5.63%,
2/15/2029
(a)
60,000 51,114
Vista Outdoor, Inc., 4.50%, 3/15/2029
(a)
249,000 195,352
VistaJet Malta Finance PLC / XO Management
Holding, Inc.
7.88%, 5/01/2027
(a)
147,000 140,204
6.38%, 2/01/2030
(a)
208,000 179,977
VOC Escrow Ltd., 5.00%, 2/15/2028
(a)
95,000 84,613
Wabash National Corp., 4.50%, 10/15/2028
(a)
70,000 60,960
Wheel Pros, Inc., 6.50%, 5/15/2029
(a)
45,000 20,711
White Capital Buyer LLC, 6.88%,
10/15/2028
(a)
162,000 141,670
White Capital Parent LLC, 8.25%,
3/15/2026
(a)(c)
85,000 78,230
William Carter Co. (The), 5.63%, 3/15/2027
(a)
116,000 114,422
Winnebago Industries, Inc., 6.25%,
7/15/2028
(a)
30,000 29,118
WMG Acquisition Corp.
3.75%, 12/01/2029
(a)
135,000 118,815
3.88%, 7/15/2030
(a)
115,000 101,457
3.00%, 2/15/2031
(a)
160,000 131,556
Wolverine World Wide, Inc., 4.00%,
8/15/2029
(a)
135,000 112,153
Wyndham Hotels & Resorts, Inc., 4.38%,
8/15/2028
(a)
135,000 125,559
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.
5.50%, 3/01/2025
(a)
390,000 384,805
5.25%, 5/15/2027
(a)
165,000 158,541
Wynn Macau Ltd.
4.88%, 10/01/2024
(a)(b)
140,000 135,338
5.50%, 1/15/2026
(a)
239,000 221,626
5.50%, 10/01/2027
(a)
175,000 155,890
5.63%, 8/26/2028
(a)
335,000 291,736
5.13%, 12/15/2029
(a)
190,000 156,915
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.
5.13%, 10/01/2029
(a)
155,000 142,832
7.13%, 2/15/2031
(a)
153,000 156,835
Yum! Brands, Inc.
4.75%, 1/15/2030
(a)
263,000 254,186
3.63%, 3/15/2031 321,000 283,990
4.63%, 1/31/2032 334,000 311,748
5.38%, 4/01/2032 305,000 297,557
6.88%, 11/15/2037 110,000 118,173
5.35%, 11/01/2043 15,000 13,244
ZF North America Capital, Inc., 4.75%,
4/29/2025
(a)
302,000 295,048
77,403,006
Consumer, Non-cyclical – 14.7%
180 Medical, Inc., 3.88%, 10/15/2029
(a)
70,000 62,556
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(a)
120,000 115,859
5.00%, 4/15/2029
(a)
160,000 151,494
ACCO Brands Corp., 4.25%, 3/15/2029
(a)
90,000 75,845

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Non-cyclical – 14.7% (continued)
AdaptHealth LLC
6.13%, 8/01/2028
(a)
225,000 199,805
4.63%, 8/01/2029
(a)
119,000 97,135
5.13%, 3/01/2030
(a)
201,000 166,318
ADT Security Corp. (The)
4.13%, 8/01/2029
(a)
150,000 131,057
4.88%, 7/15/2032
(a)
133,000 115,779
Adtalem Global Education, Inc., 5.50%,
3/01/2028
(a)
121,000 115,227
AHP Health Partners, Inc., 5.75%,
7/15/2029
(a)
25,000 21,363
Akumin Escrow, Inc., 7.50%, 8/01/2028
(a)
220,000 154,523
Akumin, Inc., 7.00%, 11/01/2025
(a)
105,000 83,700
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
3.25%, 3/15/2026
(a)
190,000 179,578
7.50%, 3/15/2026
(a)
118,000 121,831
4.63%, 1/15/2027
(a)
457,000 442,264
5.88%, 2/15/2028
(a)
209,000 206,985
6.50%, 2/15/2028
(a)
265,000 269,318
3.50%, 3/15/2029
(a)
325,000 288,116
4.88%, 2/15/2030
(a)
318,000 297,551
Albion Financing 1 Sarl / Aggreko Holdings,
Inc., 6.13%, 10/15/2026
(a)
90,000 81,699
Albion Financing 2 Sarl, 8.75%, 4/15/2027
(a)
130,000 113,852
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
(a)
405,000 390,322
9.75%, 7/15/2027
(a)
269,000 250,109
6.00%, 6/01/2029
(a)
250,000 194,553
Allied Universal Holdco LLC / Allied Universal
Finance Corp. / Atlas Luxco 4 Sarl
4.63%, 6/01/2028
(a)
261,000 226,762
4.63%, 6/01/2028
(a)
159,000 138,199
Alta Equipment Group, Inc., 5.63%,
4/15/2026
(a)
80,000 74,301
AMN Healthcare, Inc.
4.63%, 10/01/2027
(a)
80,000 74,859
4.00%, 4/15/2029
(a)
100,000 88,158
APi Group DE, Inc.
4.13%, 7/15/2029
(a)
45,000 39,121
4.75%, 10/15/2029
(a)
20,000 18,117
Aptim Corp., 7.75%, 6/15/2025
(a)
122,000 97,102
APX Group, Inc.
6.75%, 2/15/2027
(a)
114,000 114,145
5.75%, 7/15/2029
(a)
380,000 339,710
Arrow Bidco LLC, 9.50%, 3/15/2024
(a)
6,000 6,007
ASGN, Inc., 4.63%, 5/15/2028
(a)
170,000 157,334
Avantor Funding, Inc.
4.63%, 7/15/2028
(a)
258,000 241,557
3.88%, 11/01/2029
(a)
135,000 119,150
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
5.75%, 7/15/2027
(a)(b)
30,000 28,577
5.75%, 7/15/2027
(a)
5,000 4,701
4.75%, 4/01/2028
(a)(b)
104,000 93,371
5.38%, 3/01/2029
(a)(b)
90,000 81,615
B&G Foods, Inc.
5.25%, 4/01/2025 230,000 217,392
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Non-cyclical – 14.7% (continued)
5.25%, 9/15/2027 141,000 123,212
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(a)
179,000 144,090
8.50%, 1/31/2027
(a)
160,000 82,230
Bausch Health Cos., Inc.
5.50%, 11/01/2025
(a)
473,000 411,487
9.00%, 12/15/2025
(a)
230,000 192,526
6.13%, 2/01/2027
(a)
135,000 97,499
5.75%, 8/15/2027
(a)
232,000 160,259
7.00%, 1/15/2028
(a)
148,000 69,481
5.00%, 1/30/2028
(a)
103,000 47,547
4.88%, 6/01/2028
(a)
405,000 267,764
11.00%, 9/30/2028
(a)
478,000 388,498
5.00%, 2/15/2029
(a)
110,000 51,046
6.25%, 2/15/2029
(a)
106,000 48,678
7.25%, 5/30/2029
(a)
54,000 25,965
5.25%, 1/30/2030
(a)
125,000 58,716
14.00%, 10/15/2030
(a)
236,000 151,000
5.25%, 2/15/2031
(a)
80,000 37,990
BellRing Brands, Inc., 7.00%, 3/15/2030
(a)
225,000 231,244
Block, Inc.
2.75%, 6/01/2026 187,000 169,077
3.50%, 6/01/2031
(b)
150,000 122,190
Brink's Co. (The)
5.50%, 7/15/2025
(a)
57,000 56,570
4.63%, 10/15/2027
(a)
100,000 94,600
C&S Group Enterprises LLC, 5.00%,
12/15/2028
(a)
15,000 11,839
Cano Health LLC, 6.25%, 10/01/2028
(a)
58,000 31,371
Carriage Services, Inc., 4.25%, 5/15/2029
(a)
68,000 56,971
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027
(a)
136,000 130,564
3.13%, 2/15/2029
(a)
83,000 69,864
3.50%, 4/01/2030
(a)(b)
97,000 82,060
Central Garden & Pet Co.
5.13%, 2/01/2028 10,000 9,492
4.13%, 10/15/2030
(b)
198,000 169,363
4.13%, 4/30/2031
(a)
15,000 12,621
Charles River Laboratories International, Inc.
4.25%, 5/01/2028
(a)
120,000 109,693
3.75%, 3/15/2029
(a)
95,000 83,734
4.00%, 3/15/2031
(a)
164,000 142,748
Cheplapharm Arzneimittel GMBH, 5.50%,
1/15/2028
(a)
85,000 77,676
Chobani LLC / Chobani Finance Corp., Inc.
7.50%, 4/15/2025
(a)
90,000 88,431
4.63%, 11/15/2028
(a)
115,000 106,343
CHS/Community Health Systems, Inc.
8.00%, 3/15/2026
(a)
602,000 597,848
5.63%, 3/15/2027
(a)
480,000 443,224
8.00%, 12/15/2027
(a)
180,000 178,526
6.88%, 4/01/2028
(a)
110,000 81,419
6.00%, 1/15/2029
(a)
225,000 199,417
6.88%, 4/15/2029
(a)
410,000 303,386
6.13%, 4/01/2030
(a)
280,000 199,951
5.25%, 5/15/2030
(a)
347,000 288,841
4.75%, 2/15/2031
(a)
144,000 116,126
Cimpress PLC, 7.00%, 6/15/2026 155,000 129,780

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Non-cyclical – 14.7% (continued)
CoreCivic, Inc.
8.25%, 4/15/2026 170,000 171,703
4.75%, 10/15/2027 75,000 65,127
CoreLogic, Inc., 4.50%, 5/01/2028
(a)
214,000 176,497
Coty, Inc.
5.00%, 4/15/2026
(a)
240,000 234,354
6.50%, 4/15/2026
(a)
150,000 149,723
Coty, Inc. / HFC Prestige Products, Inc. /
HFC Prestige International US LLC, 4.75%,
1/15/2029
(a)
93,000 87,731
CPI CG, Inc., 8.63%, 3/15/2026
(a)
90,000 89,010
Darling Ingredients, Inc.
5.25%, 4/15/2027
(a)
128,000 125,374
6.00%, 6/15/2030
(a)
290,000 286,982
DaVita, Inc.
4.63%, 6/01/2030
(a)
935,000 814,844
3.75%, 2/15/2031
(a)
525,000 420,797
Deluxe Corp., 8.00%, 6/01/2029
(a)
180,000 138,000
Edgewell Personal Care Co.
5.50%, 6/01/2028
(a)
170,000 163,396
4.13%, 4/01/2029
(a)
75,000 66,645
Elanco Animal Health, Inc., 6.65%, 8/28/2028 211,000 205,317
Embecta Corp.
5.00%, 2/15/2030
(a)
121,000 104,369
6.75%, 2/15/2030
(a)
43,000 39,005
Emergent Biosolutions, Inc., 3.88%,
8/15/2028
(a)
80,000 42,388
Encompass Health Corp.
5.75%, 9/15/2025 105,000 104,894
4.50%, 2/01/2028 201,000 189,577
4.75%, 2/01/2030 300,000 276,631
4.63%, 4/01/2031 160,000 143,101
Envision Healthcare Corp., 8.75%,
10/15/2026
(a)(d)
45,000 1,169
FAGE International SA / FAGE USA Dairy
Industry, Inc., 5.63%, 8/15/2026
(a)
100,000 93,158
Garda World Security Corp.
4.63%, 2/15/2027
(a)
60,000 55,140
9.50%, 11/01/2027
(a)
156,000 149,528
7.75%, 2/15/2028
(a)
97,000 97,485
6.00%, 6/01/2029
(a)
122,000 100,322
Garden Spinco Corp., 8.63%, 7/20/2030
(a)
80,000 86,274
Gartner, Inc.
4.50%, 7/01/2028
(a)
270,000 254,391
3.63%, 6/15/2029
(a)
205,000 181,633
3.75%, 10/01/2030
(a)
315,000 275,093
GEO Group, Inc. (The)
10.50%, 6/30/2028 85,000 85,834
9.50%, 12/31/2028
(a)
70,000 68,023
Global Medical Response, Inc., 6.50%,
10/01/2025
(a)
276,000 170,415
Graham Holdings Co., 5.75%, 6/01/2026
(a)
153,000 151,003
Grand Canyon University
4.13%, 10/01/2024 235,000 223,079
4.38%, 10/01/2026 10,000 9,103
5.13%, 10/01/2028 121,000 109,759
Grifols Escrow Issuer SA, 4.75%,
10/15/2028
(a)
178,000 143,041
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Non-cyclical – 14.7% (continued)
HealthEquity, Inc., 4.50%, 10/01/2029
(a)
114,000 101,880
Heartland Dental LLC/ Heartland Dental
Finance Corp., 8.50%, 5/01/2026
(a)
82,000 70,315
Herbalife Nutrition Ltd. / HLF Financing, Inc.,
7.88%, 9/01/2025
(a)
202,000 193,622
Herc Holdings, Inc., 5.50%, 7/15/2027
(a)
218,000 208,182
Hertz Corp. (The)
4.63%, 12/01/2026
(a)
100,000 90,043
5.00%, 12/01/2029
(a)
200,000 163,556
H-Food Holdings LLC / Hearthside Finance
Co., Inc., 8.50%, 6/01/2026
(a)
111,000 69,278
HLF Financing Sarl LLC / Herbalife
International, Inc., 4.88%, 6/01/2029
(a)
191,000 146,301
Hologic, Inc.
4.63%, 2/01/2028
(a)
143,000 138,876
3.25%, 2/15/2029
(a)
335,000 301,326
Horizon Therapeutics USA, Inc., 5.50%,
8/01/2027
(a)
145,000 148,971
Ingles Markets, Inc., 4.00%, 6/15/2031
(a)
130,000 112,379
IQVIA, Inc.
5.00%, 10/15/2026
(a)
256,000 251,467
5.00%, 5/15/2027
(a)
280,000 273,039
Jazz Securities DAC, 4.38%, 1/15/2029
(a)
469,000 431,555
KeHE Distributors LLC / KeHE Finance Corp.,
8.63%, 10/15/2026
(a)
20,000 20,016
Korn Ferry, 4.63%, 12/15/2027
(a)
10,000 9,503
Kronos Acquisition Holdings, Inc. / KIK
Custom Products, Inc.
5.00%, 12/31/2026
(a)
97,000 89,992
7.00%, 12/31/2027
(a)
75,000 65,923
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028
(a)
105,000 103,025
4.13%, 1/31/2030
(a)
359,000 328,745
4.38%, 1/31/2032
(a)
330,000 301,631
Land O'Lakes Capital Trust I, 7.45%,
3/15/2028
(a)
65,000 61,711
Legacy LifePoint Health LLC
6.75%, 4/15/2025
(a)
148,000 142,380
4.38%, 2/15/2027
(a)
145,000 123,432
Legends Hospitality Holding Co. LLC /
Legends Hospitality Co.-Issuer, Inc., 5.00%,
2/01/2026
(a)
236,000 213,716
LifePoint Health, Inc., 5.38%, 1/15/2029
(a)
110,000 68,870
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
10.00%, 4/15/2025
(a)
75,000 45,375
11.50%, 12/15/2028
(a)
305,000 238,707
10.00%, 6/15/2029
(a)
66,000 35,169
Matthews International Corp., 5.25%,
12/01/2025
(a)
143,000 137,003
Medline Borrower LP, 3.88%, 4/01/2029
(a)
1,096,000 958,771
Metis Merger Sub LLC, 6.50%, 5/15/2029
(a)
190,000 161,709
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/2029
(a)
135,000 108,870
ModivCare, Inc., 5.88%, 11/15/2025
(a)
131,000 125,200
Molina Healthcare, Inc.
4.38%, 6/15/2028
(a)
205,000 192,183
3.88%, 11/15/2030
(a)
116,000 102,215
3.88%, 5/15/2032
(a)
194,000 166,562

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Non-cyclical – 14.7% (continued)
Mozart Debt Merger Sub, Inc., 5.25%,
10/01/2029
(a)
668,000 577,744
MPH Acquisition Holdings LLC
5.50%, 9/01/2028
(a)
318,000 243,262
5.75%, 11/01/2028
(a)(b)
375,000 236,258
Neptune Bidco US, Inc., 9.29%, 4/15/2029
(a)
773,000 727,586
NESCO Holdings II, Inc., 5.50%, 4/15/2029
(a)
234,000 211,319
Option Care Health, Inc., 4.38%, 10/31/2029
(a)
48,000 42,997
Organon & Co. / Organon Foreign Debt Co.-
Issuer BV
4.13%, 4/30/2028
(a)
690,000 634,912
5.13%, 4/30/2031
(a)
505,000 449,504
Oriflame Investment Holding PLC, 5.13%,
5/04/2026
(a)
160,000 93,833
Owens & Minor, Inc.
4.50%, 3/31/2029
(a)
44,000 35,352
6.63%, 4/01/2030
(a)
137,000 119,188
P&L Development LLC / PLD Finance Corp.,
7.75%, 11/15/2025
(a)
94,000 75,244
Paysafe Finance PLC / Paysafe Holdings US
Corp., 4.00%, 6/15/2029
(a)(b)
95,000 74,467
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/2029
(a)
220,000 144,220
Pediatrix Medical Group, Inc., 5.38%,
2/15/2030
(a)(b)
10,000 9,137
Performance Food Group, Inc.
6.88%, 5/01/2025
(a)
165,000 166,145
5.50%, 10/15/2027
(a)
270,000 264,632
4.25%, 8/01/2029
(a)
275,000 250,027
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024 163,000 157,419
4.38%, 3/15/2026 175,000 168,962
4.40%, 6/15/2030 238,000 214,530
4.90%, 12/15/2044 56,000 41,206
Post Holdings, Inc.
5.75%, 3/01/2027
(a)
155,000 153,909
5.63%, 1/15/2028
(a)
288,000 281,070
5.50%, 12/15/2029
(a)
420,000 399,607
4.63%, 4/15/2030
(a)
510,000 460,435
4.50%, 9/15/2031
(a)
496,000 434,031
PRA Health Sciences, Inc., 2.88%, 7/15/2026
(a)
156,000 142,797
Prestige Brands, Inc.
5.13%, 1/15/2028
(a)
65,000 63,048
3.75%, 4/01/2031
(a)
155,000 131,276
Prime Healthcare Services, Inc., 7.25%,
11/01/2025
(a)
256,000 231,210
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.25%, 4/15/2024
(a)
120,000 119,207
5.75%, 4/15/2026
(a)
258,000 256,113
3.38%, 8/31/2027
(a)
215,000 192,715
6.25%, 1/15/2028
(a)(b)
251,000 235,195
Primo Water Holdings, Inc., 4.38%,
4/30/2029
(a)
106,000 93,622
PROG Holdings, Inc., 6.00%, 11/15/2029
(a)
160,000 144,010
Radiology Partners, Inc., 9.25%, 2/01/2028
(a)
184,000 83,068
RegionalCare Hospital Partners Holdings,
Inc. / LifePoint Health, Inc., 9.75%,
12/01/2026
(a)
336,000 279,560
RP Escrow Issuer LLC, 5.25%, 12/15/2025
(a)
274,000 192,103
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Non-cyclical – 14.7% (continued)
RR Donnelley & Sons Co., 6.13%,
11/01/2026
(a)
50,000 50,010
Sabre GLBL, Inc.
9.25%, 4/15/2025
(a)
267,000 246,273
7.38%, 9/01/2025
(a)
336,000 298,535
11.25%, 12/15/2027
(a)(b)
173,000 151,801
Safeway, Inc., 7.25%, 2/01/2031 170,000 172,298
SEG Holding LLC / SEG Finance Corp., 5.63%,
10/15/2028
(a)
15,000 14,268
Select Medical Corp., 6.25%, 8/15/2026
(a)
313,000 306,682
Service Corp. International
7.50%, 4/01/2027 20,000 20,914
4.63%, 12/15/2027 131,000 127,244
5.13%, 6/01/2029 272,000 262,848
3.38%, 8/15/2030 200,000 170,417
4.00%, 5/15/2031 230,000 202,420
Shift4 Payments LLC / Shift4 Payments
Finance Sub, Inc., 4.63%, 11/01/2026
(a)(b)
112,000 105,360
Sigma Holdco BV, 7.88%, 5/15/2026
(a)
85,000 67,517
Signal Parent, Inc., 6.13%, 4/01/2029
(a)
50,000 20,406
Simmons Foods, Inc./Simmons Prepared
Foods, Inc./Simmons Pet Food, Inc./
Simmons Feed Ingredients, 4.63%,
3/01/2029
(a)
232,000 191,684
Sotheby's, 7.38%, 10/15/2027
(a)(b)
160,000 149,720
Spectrum Brands, Inc.
5.75%, 7/15/2025
(b)
89,000 88,409
5.00%, 10/01/2029
(a)
37,000 33,628
5.50%, 7/15/2030
(a)
70,000 64,517
3.88%, 3/15/2031
(a)(b)
99,000 81,221
StoneMor, Inc., 8.50%, 5/15/2029
(a)
115,000 94,784
Surgery Center Holdings, Inc.
6.75%, 7/01/2025
(a)
48,000 48,000
10.00%, 4/15/2027
(a)
58,000 59,388
Syneos Health, Inc., 3.63%, 1/15/2029
(a)
106,000 88,617
Team Health Holdings, Inc., 6.38%,
2/01/2025
(a)
71,000 37,079
Teleflex, Inc.
4.63%, 11/15/2027 85,000 81,802
4.25%, 6/01/2028
(a)
95,000 89,238
Tenet Healthcare Corp.
4.63%, 7/15/2024 15,000 14,866
4.88%, 1/01/2026 349,000 343,608
6.25%, 2/01/2027 300,000 298,775
5.13%, 11/01/2027 266,000 258,299
4.63%, 6/15/2028 116,000 109,922
6.13%, 10/01/2028
(b)
551,000 534,510
4.25%, 6/01/2029
(b)
246,000 225,640
4.38%, 1/15/2030 225,000 207,027
6.13%, 6/15/2030
(a)
355,000 352,613
6.88%, 11/15/2031 35,000 34,405
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 285,000 249,250
6.02%, 11/15/2048 345,000 243,833
TreeHouse Foods, Inc., 4.00%, 9/01/2028 80,000 70,826
TriNet Group, Inc., 3.50%, 3/01/2029
(a)
155,000 135,525
Triton Water Holdings, Inc., 6.25%,
4/01/2029
(a)
200,000 167,966
Turning Point Brands, Inc., 5.63%,
2/15/2026
(a)
100,000 91,948

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Non-cyclical – 14.7% (continued)
United Natural Foods, Inc., 6.75%,
10/15/2028
(a)(b)
135,000 128,081
United Rentals North America, Inc.
5.50%, 5/15/2027 48,000 47,689
3.88%, 11/15/2027 572,000 536,259
4.88%, 1/15/2028 390,000 375,554
5.25%, 1/15/2030 278,000 269,012
4.00%, 7/15/2030 185,000 165,541
3.88%, 2/15/2031 363,000 319,193
3.75%, 1/15/2032 155,000 132,974
Upbound Group, Inc., 6.38%, 2/15/2029
(a)
110,000 96,450
US Acute Care Solutions LLC, 6.38%,
3/01/2026
(a)
122,000 109,307
US Foods, Inc.
6.25%, 4/15/2025
(a)
230,000 230,963
4.75%, 2/15/2029
(a)
210,000 195,306
4.63%, 6/01/2030
(a)
115,000 105,095
US Renal Care, Inc., 10.63%, 7/15/2027
(a)
120,000 22,152
Varex Imaging Corp., 7.88%, 10/15/2027
(a)
85,000 84,130
Vector Group Ltd., 5.75%, 2/01/2029
(a)
296,000 264,983
Verscend Escrow Corp., 9.75%, 8/15/2026
(a)
292,000 294,398
WASH Multifamily Acquisition, Inc., 5.75%,
4/15/2026
(a)
193,000 181,147
Williams Scotsman International, Inc.
6.13%, 6/15/2025
(a)
134,000 133,525
4.63%, 8/15/2028
(a)
115,000 106,394
WW International, Inc., 4.50%, 4/15/2029
(a)
201,000 128,149
ZipRecruiter, Inc., 5.00%, 1/15/2030
(a)
165,000 143,865
45,656,567
Diversified – 0.0%
Stena International SA, 6.13%, 2/01/2025
(a)
23,000 22,353
22,353
Energy – 11.7%
Aethon United BR LP / Aethon United Finance
Corp., 8.25%, 2/15/2026
(a)
196,000 191,128
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp., 7.50%,
5/01/2025
(a)
25,000 24,909
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
7.88%, 5/15/2026
(a)
150,000 153,962
5.75%, 3/01/2027
(a)
110,000 106,475
5.75%, 1/15/2028
(a)
106,000 102,748
5.38%, 6/15/2029
(a)
195,000 182,631
Antero Resources Corp.
7.63%, 2/01/2029
(a)
111,000 113,651
5.38%, 3/01/2030
(a)(b)
127,000 119,110
Apache Corp.
4.38%, 10/15/2028 105,000 98,637
7.75%, 12/15/2029 83,000 87,102
4.25%, 1/15/2030
(b)
125,000 114,183
6.00%, 1/15/2037 15,000 14,075
5.10%, 9/01/2040 378,000 323,780
5.25%, 2/01/2042 60,000 50,790
4.75%, 4/15/2043 290,000 226,314
4.25%, 1/15/2044 10,000 7,155
5.35%, 7/01/2049 92,000 72,177
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Energy – 11.7% (continued)
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
(a)
95,000 93,634
6.25%, 4/01/2028
(a)
185,000 177,519
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.
7.00%, 11/01/2026
(a)
119,000 115,301
8.25%, 12/31/2028
(a)
10,000 9,671
5.88%, 6/30/2029
(a)
75,000 66,934
Athabasca Oil Corp., 9.75%, 11/01/2026
(a)
50,000 52,518
Baytex Energy Corp., 8.75%, 4/01/2027
(a)
160,000 164,805
Berry Petroleum Co. LLC, 7.00%, 2/15/2026
(a)
130,000 123,499
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
7.63%, 12/15/2025
(a)
166,000 167,699
6.63%, 7/15/2026
(a)
75,000 74,091
Bristow Group, Inc., 6.88%, 3/01/2028
(a)
150,000 143,325
Buckeye Partners LP
4.35%, 10/15/2024 154,000 150,093
4.13%, 3/01/2025
(a)
154,000 147,804
3.95%, 12/01/2026 181,000 164,737
4.13%, 12/01/2027 120,000 107,760
4.50%, 3/01/2028
(a)
194,000 176,394
6.75%, 8/15/2033 10,000 9,050
5.85%, 11/15/2043 96,000 73,874
5.60%, 10/15/2044 73,000 52,949
California Resources Corp., 7.13%,
2/01/2026
(a)
173,000 174,761
Callon Petroleum Co.
6.38%, 7/01/2026
(b)
85,000 81,971
8.00%, 8/01/2028
(a)(b)
159,000 156,919
7.50%, 6/15/2030
(a)(b)
150,000 142,781
Calumet Specialty Products Partners LP /
Calumet Finance Corp.
9.25%, 7/15/2024
(a)
25,000 25,082
11.00%, 4/15/2025
(a)
112,000 115,118
8.13%, 1/15/2027
(a)
14,400 13,903
CGG SA, 8.75%, 4/01/2027
(a)
132,000 114,544
Chesapeake Energy Corp.
5.50%, 2/01/2026
(a)
110,000 108,585
5.88%, 2/01/2029
(a)
74,000 70,597
6.75%, 4/15/2029
(a)
325,000 321,680
Chord Energy Corp., 6.38%, 6/01/2026
(a)
155,000 154,398
Civitas Resources, Inc., 5.00%, 10/15/2026
(a)
195,000 184,179
CNX Midstream Partners LP, 4.75%,
4/15/2030
(a)
15,000 12,602
CNX Resources Corp.
7.25%, 3/14/2027
(a)
85,000 84,522
6.00%, 1/15/2029
(a)
110,000 101,767
7.38%, 1/15/2031
(a)
193,000 186,232
Comstock Resources, Inc.
6.75%, 3/01/2029
(a)
290,000 262,497
5.88%, 1/15/2030
(a)
260,000 223,622
Coronado Finance Pty Ltd., 10.75%,
5/15/2026
(a)
63,000 65,074
CQP Holdco LP / BIP-V Chinook Holdco LLC,
5.50%, 6/15/2031
(a)
310,000 289,019
Crescent Energy Finance LLC
7.25%, 5/01/2026
(a)
175,000 167,500
9.25%, 2/15/2028
(a)
111,000 110,731

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Energy – 11.7% (continued)
Crestwood Midstream Partners LP /
Crestwood Midstream Finance Corp.
5.75%, 4/01/2025 130,000 128,195
5.63%, 5/01/2027
(a)
150,000 143,924
6.00%, 2/01/2029
(a)
181,000 170,597
8.00%, 4/01/2029
(a)
136,000 138,344
7.38%, 2/01/2031
(a)
191,000 190,988
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025
(a)
350,000 345,669
5.00%, 5/01/2029
(a)
89,000 84,205
CSI Compressco LP / CSI Compressco Finance,
Inc., 7.50%, 4/01/2025
(a)
90,000 86,951
CVR Energy, Inc.
5.25%, 2/15/2025
(a)
197,000 190,627
5.75%, 2/15/2028
(a)
105,000 93,730
Delek Logistics Partners LP / Delek Logistics
Finance Corp.
6.75%, 5/15/2025 28,000 27,537
7.13%, 6/01/2028
(a)
133,000 121,190
DT Midstream, Inc.
4.13%, 6/15/2029
(a)
430,000 381,501
4.38%, 6/15/2031
(a)
319,000 277,574
Earthstone Energy Holdings LLC, 8.00%,
4/15/2027
(a)
140,000 136,630
Encino Acquisition Partners Holdings LLC,
8.50%, 5/01/2028
(a)
179,000 159,461
Endeavor Energy Resources LP / EER Finance,
Inc., 5.75%, 1/30/2028
(a)
285,000 283,676
Enerflex Ltd., 9.00%, 10/15/2027
(a)
202,000 201,203
Energy Ventures Gom LLC / Enven Finance
Corp., 11.75%, 4/15/2026
(a)
10,000 10,363
EnLink Midstream LLC
5.63%, 1/15/2028
(a)
110,000 108,311
5.38%, 6/01/2029 127,000 122,658
6.50%, 9/01/2030
(a)
125,000 126,319
EnLink Midstream Partners LP
4.15%, 6/01/2025 141,000 136,379
4.85%, 7/15/2026 185,000 180,111
5.60%, 4/01/2044 190,000 157,997
5.05%, 4/01/2045 175,000 138,750
5.45%, 6/01/2047 60,000 50,058
EnQuest PLC, 11.63%, 11/01/2027
(a)
15,000 14,212
Enviva Partners LP / Enviva Partners Finance
Corp., 6.50%, 1/15/2026
(a)(b)
115,000 97,996
EQM Midstream Partners LP
4.00%, 8/01/2024 7,000 6,772
6.00%, 7/01/2025
(a)
14,000 13,746
4.13%, 12/01/2026 79,000 71,785
7.50%, 6/01/2027
(a)
81,000 80,635
6.50%, 7/01/2027
(a)
160,000 155,996
5.50%, 7/15/2028 172,000 156,549
4.50%, 1/15/2029
(a)
130,000 110,731
7.50%, 6/01/2030
(a)
44,000 42,705
4.75%, 1/15/2031
(a)
145,000 119,424
6.50%, 7/15/2048 75,000 56,885
FTAI Infra Escrow Holdings LLC, 10.50%,
6/01/2027
(a)
155,000 156,589
Genesis Energy LP / Genesis Energy Finance
Corp.
6.50%, 10/01/2025 183,000 179,548
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Energy – 11.7% (continued)
6.25%, 5/15/2026 80,000 76,997
8.00%, 1/15/2027 215,000 214,598
7.75%, 2/01/2028 149,000 146,829
Global Marine, Inc., 7.00%, 6/01/2028 95,000 76,666
Global Partners LP / GLP Finance Corp.
7.00%, 8/01/2027 76,000 73,403
6.88%, 1/15/2029 105,000 97,833
Gulfport Energy Corp., 8.00%, 5/17/2026 135,000 135,676
Harbour Energy PLC, 5.50%, 10/15/2026
(a)
85,000 77,402
Harvest Midstream I LP, 7.50%, 9/01/2028
(a)
275,000 268,895
Hess Midstream Operations LP
5.63%, 2/15/2026
(a)
212,000 208,994
5.13%, 6/15/2028
(a)
101,000 95,851
4.25%, 2/15/2030
(a)
109,000 96,852
5.50%, 10/15/2030
(a)
137,000 127,630
HighPeak Energy, Inc., 10.63%, 11/15/2024
(a)
15,000 14,752
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(a)
91,000 87,132
5.75%, 2/01/2029
(a)
95,000 88,721
6.00%, 4/15/2030
(a)
125,000 116,532
6.00%, 2/01/2031
(a)
94,000 86,991
6.25%, 4/15/2032
(a)
65,000 60,864
Holly Energy Partners LP / Holly Energy
Finance Corp.
6.38%, 4/15/2027
(a)
175,000 172,883
5.00%, 2/01/2028
(a)
100,000 93,372
Howard Midstream Energy Partners LLC,
6.75%, 1/15/2027
(a)
75,000 70,299
Ithaca Energy North Sea PLC, 9.00%,
7/15/2026
(a)
125,000 120,212
ITT Holdings LLC, 6.50%, 8/01/2029
(a)
256,000 212,503
KCA Deutag UK Finance PLC, 9.88%,
12/01/2025
(a)
171,000 170,464
Kinetik Holdings LP, 5.88%, 6/15/2030
(a)
343,000 328,490
KLX Energy Services Holdings, Inc., 11.50%,
11/01/2025
(a)
15,000 14,386
Magnolia Oil & Gas Operating LLC /
Magnolia Oil & Gas Finance Corp., 6.00%,
8/01/2026
(a)
122,000 118,490
Matador Resources Co., 5.88%, 9/15/2026 196,000 192,634
MEG Energy Corp.
7.13%, 2/01/2027
(a)
91,000 93,246
5.88%, 2/01/2029
(a)
159,000 152,676
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026
(a)
240,000 225,218
10.50%, 5/15/2027
(a)
210,000 204,575
Murphy Oil Corp.
5.75%, 8/15/2025 64,000 63,561
5.88%, 12/01/2027 197,000 193,487
6.38%, 7/15/2028 180,000 179,117
7.05%, 5/01/2029 15,000 15,288
6.13%, 12/01/2042 25,000 21,422
Nabors Industries Ltd.
7.25%, 1/15/2026
(a)
144,000 135,807
7.50%, 1/15/2028
(a)
58,000 52,908
Nabors Industries, Inc.
5.75%, 2/01/2025 86,000 83,693
7.38%, 5/15/2027
(a)
135,000 130,955

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Energy – 11.7% (continued)
Neptune Energy Bondco PLC, 6.63%,
5/15/2025
(a)
240,000 237,164
New Fortress Energy, Inc.
6.75%, 9/15/2025
(a)
445,000 424,675
6.50%, 9/30/2026
(a)
536,000 493,916
NGL Energy Operating LLC / NGL Energy
Finance Corp., 7.50%, 2/01/2026
(a)
519,000 499,612
NGL Energy Partners LP / NGL Energy
Finance Corp.
6.13%, 3/01/2025 95,000 87,756
7.50%, 4/15/2026 115,000 103,289
Northern Oil & Gas, Inc., 8.13%, 3/01/2028
(a)
250,000 247,501
Northriver Midstream Finance LP, 5.63%,
2/15/2026
(a)
130,000 121,947
NuStar Logistics LP
5.75%, 10/01/2025 121,000 119,258
6.00%, 6/01/2026 170,000 166,987
5.63%, 4/28/2027 80,000 76,858
6.38%, 10/01/2030 100,000 96,327
Occidental Petroleum Corp.
6.95%, 7/01/2024 74,000 75,295
2.90%, 8/15/2024 215,000 208,875
5.88%, 9/01/2025 197,000 199,693
5.50%, 12/01/2025 264,000 264,768
5.55%, 3/15/2026 239,000 240,982
3.40%, 4/15/2026 175,000 165,960
3.00%, 2/15/2027 235,000 215,085
8.50%, 7/15/2027 201,000 221,294
7.15%, 5/15/2028 78,000 82,408
6.38%, 9/01/2028 139,000 145,058
3.50%, 8/15/2029 65,000 59,058
8.88%, 7/15/2030 294,000 345,307
6.63%, 9/01/2030 449,000 478,869
6.13%, 1/01/2031 280,000 293,096
7.50%, 5/01/2031 270,000 301,099
7.88%, 9/15/2031 135,000 153,328
6.45%, 9/15/2036 425,000 452,613
7.95%, 6/15/2039 90,000 103,495
4.30%, 8/15/2039 52,000 42,610
6.20%, 3/15/2040 180,000 185,133
4.50%, 7/15/2044 25,000 20,226
4.63%, 6/15/2045 68,000 55,740
6.60%, 3/15/2046 265,000 282,725
4.40%, 4/15/2046 25,000 20,159
4.10%, 2/15/2047 56,000 43,746
4.20%, 3/15/2048 31,000 24,231
Oceaneering International, Inc.
4.65%, 11/15/2024 100,000 98,401
6.00%, 2/01/2028 80,000 76,200
Parkland Corp.
5.88%, 7/15/2027
(a)
106,000 103,410
4.50%, 10/01/2029
(a)
180,000 157,660
4.63%, 5/01/2030
(a)
167,000 145,920
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028 75,000 67,318
5.15%, 11/15/2029 131,000 116,822
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/2025 92,000 91,668
6.00%, 2/15/2028 304,000 279,909
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Energy – 11.7% (continued)
PDC Energy, Inc.
6.13%, 9/15/2024 49,000 48,794
5.75%, 5/15/2026 251,000 244,191
Permian Resources Operating LLC
5.38%, 1/15/2026
(a)
75,000 71,660
7.75%, 2/15/2026
(a)
27,000 27,291
6.88%, 4/01/2027
(a)
170,000 168,009
5.88%, 7/01/2029
(a)
135,000 127,477
Petrofac Ltd., 9.75%, 11/15/2026
(a)
279,000 196,672
Precision Drilling Corp.
7.13%, 1/15/2026
(a)
50,000 48,867
6.88%, 1/15/2029
(a)
70,000 64,209
Range Resources Corp.
4.88%, 5/15/2025 110,000 108,608
8.25%, 1/15/2029 111,000 115,816
4.75%, 2/15/2030
(a)(b)
54,000 49,664
ROCC Holdings LLC, 9.25%, 8/15/2026
(a)
105,000 112,650
Rockcliff Energy II LLC, 5.50%, 10/15/2029
(a)
173,000 156,456
Rockies Express Pipeline LLC
3.60%, 5/15/2025
(a)
125,000 118,916
4.95%, 7/15/2029
(a)
245,000 226,189
4.80%, 5/15/2030
(a)
170,000 150,898
7.50%, 7/15/2038
(a)
90,000 82,108
6.88%, 4/15/2040
(a)
125,000 108,888
SM Energy Co.
5.63%, 6/01/2025 30,000 29,338
6.75%, 9/15/2026 112,000 110,322
6.63%, 1/15/2027 140,000 135,809
6.50%, 7/15/2028
(b)
115,000 109,008
Southeast Supply Header LLC, 4.25%,
6/15/2024
(a)
150,000 141,123
Southwestern Energy Co.
5.70%, 1/23/2025 62,000 62,013
8.38%, 9/15/2028 5,000 5,232
5.38%, 2/01/2029 120,000 113,415
5.38%, 3/15/2030 172,000 160,251
4.75%, 2/01/2032 175,000 154,624
Strathcona Resources Ltd., 6.88%,
8/01/2026
(a)
95,000 81,012
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp.
5.75%, 4/15/2025 70,000 58,275
9.00%, 10/15/2026
(a)
198,000 190,947
SunCoke Energy, Inc., 4.88%, 6/30/2029
(a)
105,000 91,777
Sunnova Energy Corp., 5.88%, 9/01/2026
(a)(b)
100,000 90,581
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/2027 186,000 185,066
5.88%, 3/15/2028 182,000 178,598
4.50%, 5/15/2029 214,000 194,334
4.50%, 4/30/2030 265,000 237,201
Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp.
7.50%, 10/01/2025
(a)
172,000 173,681
6.00%, 3/01/2027
(a)
111,000 107,147
5.50%, 1/15/2028
(a)
340,000 315,627
6.00%, 12/31/2030
(a)
168,000 149,501
6.00%, 9/01/2031
(a)
74,000 66,096
Talos Production, Inc., 12.00%, 1/15/2026 96,000 101,251

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Energy – 11.7% (continued)
Tap Rock Resources LLC, 7.00%,
10/01/2026
(a)
75,000 71,939
TechnipFMC PLC, 6.50%, 2/01/2026
(a)
20,000 20,025
Teine Energy Ltd., 6.88%, 4/15/2029
(a)
100,000 91,720
TerraForm Power Operating LLC
5.00%, 1/31/2028
(a)
180,000 172,400
4.75%, 1/15/2030
(a)
212,000 196,617
Topaz Solar Farms LLC
4.88%, 9/30/2039
(a)
19,597 15,206
5.75%, 9/30/2039
(a)
139,831 137,805
TransMontaigne Partners LP / TLP Finance
Corp., 6.13%, 2/15/2026 21,000 18,258
Transocean Poseidon Ltd., 6.88%,
2/01/2027
(a)
12,188 11,893
Transocean Titan Financing Ltd., 8.38%,
2/01/2028
(a)
85,000 86,730
Transocean, Inc.
7.25%, 11/01/2025
(a)
265,000 252,342
7.50%, 1/15/2026
(a)
174,000 160,392
11.50%, 1/30/2027
(a)
219,000 224,223
8.00%, 2/01/2027
(a)
163,000 144,637
8.75%, 2/15/2030
(a)
35,000 35,338
7.50%, 4/15/2031 190,000 146,463
6.80%, 3/15/2038 155,000 105,478
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/01/2026 202,000 199,858
6.88%, 9/01/2027 159,000 154,731
Valaris Ltd., 8.38%, 4/30/2030
(a)
78,000 78,199
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029
(a)
354,000 318,703
6.25%, 1/15/2030
(a)
335,000 339,387
4.13%, 8/15/2031
(a)
319,000 282,673
3.88%, 11/01/2033
(a)
285,000 240,293
Vermilion Energy, Inc.
5.63%, 3/15/2025
(a)
25,000 24,537
6.88%, 5/01/2030
(a)
10,000 9,275
Viper Energy Partners LP, 5.38%,
11/01/2027
(a)
200,000 193,904
Vital Energy, Inc.
9.50%, 1/15/2025 115,000 115,662
10.13%, 1/15/2028 105,000 105,285
7.75%, 7/31/2029
(a)(b)
35,000 30,881
W&T Offshore, Inc., 11.75%, 2/01/2026
(a)
60,000 60,676
Warrior Met Coal, Inc., 7.88%, 12/01/2028
(a)
120,000 121,759
Weatherford International Ltd.
6.50%, 9/15/2028
(a)
140,000 140,040
8.63%, 4/30/2030
(a)
319,000 325,037
Welltec International ApS, 8.25%,
10/15/2026
(a)
10,000 10,107
36,488,909
Financial – 9.9%
Acrisure LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025
(a)
235,000 224,390
10.13%, 8/01/2026
(a)
110,000 111,803
4.25%, 2/15/2029
(a)
190,000 159,524
6.00%, 8/01/2029
(a)
113,000 94,147
Advisor Group Holdings, Inc., 10.75%,
8/01/2027
(a)
91,000 90,860
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Financial – 9.9% (continued)
AG Issuer LLC, 6.25%, 3/01/2028
(a)
74,000 68,953
AG TTMT Escrow Issuer LLC, 8.63%,
9/30/2027
(a)
90,000 92,406
Alliant Holdings Intermediate LLC / Alliant
Holdings Co.-Issuer
4.25%, 10/15/2027
(a)
201,000 185,019
6.75%, 10/15/2027
(a)
342,000 319,178
6.75%, 4/15/2028
(a)
300,000 299,625
5.88%, 11/01/2029
(a)
111,000 96,689
Ally Financial, Inc., 5.75%, 11/20/2025
(b)
242,000 234,768
AmWINS Group, Inc., 4.88%, 6/30/2029
(a)
223,000 202,498
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 6/15/2029
(a)
121,000 92,233
Aretec Escrow Issuer, Inc., 7.50%,
4/01/2029
(a)
30,000 25,323
Armor Holdco, Inc., 8.50%, 11/15/2029
(a)
60,000 49,651
ASG Finance Designated Activity Co., 7.88%,
12/03/2024
(a)
95,000 92,844
Assurant, Inc., 7.00%, 3/27/2048 30,000 28,707
AssuredPartners, Inc.
7.00%, 8/15/2025
(a)
85,000 84,152
5.63%, 1/15/2029
(a)
157,000 136,123
Avation Capital SA, 8.25%, 10/31/2026
(a)(c)
15,187 13,279
Blackstone Mortgage Trust, Inc., 3.75%,
1/15/2027
(a)
115,000 97,154
Brightsphere Investment Group, Inc., 4.80%,
7/27/2026 139,000 130,939
Broadstreet Partners, Inc., 5.88%,
4/15/2029
(a)
101,000 87,961
Brookfield Property REIT, Inc. / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/2026
(a)
215,000 194,811
4.50%, 4/01/2027
(a)
155,000 128,166
Burford Capital Global Finance LLC
6.25%, 4/15/2028
(a)
95,000 89,297
6.88%, 4/15/2030
(a)
195,000 181,397
Castlelake Aviation Finance DAC, 5.00%,
4/15/2027
(a)
132,000 117,160
CNG Holdings, Inc., 12.50%, 6/15/2024
(a)
70,000 58,625
Cobra Acquisitionco LLC, 6.38%,
11/01/2029
(a)
125,000 72,592
Coinbase Global, Inc.
3.38%, 10/01/2028
(a)
225,000 135,937
3.63%, 10/01/2031
(a)
235,000 130,928
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029
(a)
240,000 216,526
5.00%, 1/15/2032
(a)
69,000 56,536
Credit Acceptance Corp.
5.13%, 12/31/2024
(a)
63,000 60,333
6.63%, 3/15/2026 215,000 206,400
CTR Partnership LP / CareTrust Capital Corp.,
3.88%, 6/30/2028
(a)
90,000 78,144
Curo Group Holdings Corp., 7.50%,
8/01/2028
(a)
255,000 101,389
Cushman & Wakefield US Borrower LLC,
6.75%, 5/15/2028
(a)
208,000 194,132
Diversified Healthcare Trust
9.75%, 6/15/2025 120,000 114,794
4.75%, 2/15/2028 110,000 67,843
4.38%, 3/01/2031 120,000 75,636

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Financial – 9.9% (continued)
Dresdner Funding Trust I, 8.15%,
6/30/2031
(a)
225,000 238,532
Enact Holdings, Inc., 6.50%, 8/15/2025
(a)
345,000 341,581
Enova International, Inc.
8.50%, 9/01/2024
(a)
20,000 19,868
8.50%, 9/15/2025
(a)
137,000 132,155
Enstar Finance LLC
5.75%, 9/01/2040 85,000 71,076
5.50%, 1/15/2042 104,000 75,810
Finance of America Funding LLC, 7.88%,
11/15/2025
(a)
83,000 65,233
First Republic Bank
4.38%, 8/01/2046
(d)
235,000 37,083
4.63%, 2/13/2047
(d)
215,000 33,674
Five Point Operating Co. LP / Five Point
Capital Corp., 7.88%, 11/15/2025
(a)
157,000 142,836
Freedom Mortgage Corp.
8.13%, 11/15/2024
(a)
100,000 96,544
8.25%, 4/15/2025
(a)
125,000 116,281
7.63%, 5/01/2026
(a)
250,000 213,777
6.63%, 1/15/2027
(a)
147,000 119,016
Genworth Holdings, Inc., 6.50%, 6/15/2034 120,000 107,008
Global Aircraft Leasing Co. Ltd., 6.50%,
9/15/2024
(a)(c)
497,910 444,494
Global Atlantic Finance Co., 4.70%,
10/15/2051
(a)
185,000 148,771
Global NET Lease, Inc. / Global NET
Lease Operating Partnership LP, 3.75%,
12/15/2027
(a)
70,000 53,570
goeasy Ltd.
5.38%, 12/01/2024
(a)
118,000 112,035
4.38%, 5/01/2026
(a)
20,000 17,626
Greystar Real Estate Partners LLC, 5.75%,
12/01/2025
(a)
150,000 147,403
GTCR AP Finance, Inc., 8.00%, 5/15/2027
(a)
120,000 117,126
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 4/15/2025
(a)
86,000 83,712
3.38%, 6/15/2026
(a)
199,000 176,475
3.75%, 9/15/2030
(a)
30,000 23,584
Hightower Holding LLC, 6.75%, 4/15/2029
(a)
69,000 59,842
Home Point Capital, Inc., 5.00%, 2/01/2026
(a)
109,000 92,110
Howard Hughes Corp. (The)
5.38%, 8/01/2028
(a)
165,000 149,524
4.13%, 2/01/2029
(a)
170,000 143,074
4.38%, 2/01/2031
(a)
164,000 133,034
HUB International Ltd.
7.00%, 5/01/2026
(a)
409,000 407,188
5.63%, 12/01/2029
(a)
154,000 137,550
Hunt Cos., Inc., 5.25%, 4/15/2029
(a)
191,000 147,291
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
4.75%, 9/15/2024 275,000 271,547
6.38%, 12/15/2025 192,000 190,148
6.25%, 5/15/2026 315,000 310,361
5.25%, 5/15/2027 370,000 349,220
4.38%, 2/01/2029 240,000 210,611
Intesa Sanpaolo SpA
5.02%, 6/26/2024
(a)
457,000 445,692
5.71%, 1/15/2026
(a)
365,000 354,781
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Financial – 9.9% (continued)
4.20%, 6/01/2032
(a)
221,000 166,847
4.95%, 6/01/2042
(a)
44,000 29,567
Iron Mountain Information Management
Services, Inc., 5.00%, 7/15/2032
(a)
230,000 202,041
Iron Mountain, Inc.
4.88%, 9/15/2027
(a)
276,000 263,598
5.25%, 3/15/2028
(a)
295,000 283,687
5.00%, 7/15/2028
(a)
171,000 160,948
4.88%, 9/15/2029
(a)
332,000 303,447
5.25%, 7/15/2030
(a)
465,000 428,653
4.50%, 2/15/2031
(a)
375,000 326,497
5.63%, 7/15/2032
(a)
198,000 180,201
Jane Street Group / JSG Finance, Inc., 4.50%,
11/15/2029
(a)
155,000 138,983
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
5.00%, 8/15/2028
(a)
219,000 184,834
Jefferson Capital Holdings LLC, 6.00%,
8/15/2026
(a)
23,000 19,643
Jones Deslauriers Insurance Management,
Inc., 10.50%, 12/15/2030
(a)
30,000 30,492
Kennedy-Wilson, Inc.
4.75%, 3/01/2029 103,000 82,225
4.75%, 2/01/2030 105,000 81,138
5.00%, 3/01/2031 171,000 129,535
Ladder Capital Finance Holdings LLLP /
Ladder Capital Finance Corp.
5.25%, 10/01/2025
(a)
45,000 42,288
4.25%, 2/01/2027
(a)
135,000 114,979
4.75%, 6/15/2029
(a)
170,000 134,506
LD Holdings Group LLC
6.50%, 11/01/2025
(a)
155,000 109,648
6.13%, 4/01/2028
(a)
194,000 106,824
LFS Topco LLC, 5.88%, 10/15/2026
(a)
20,000 17,549
Liberty Mutual Group, Inc.
7.80%, 3/15/2037
(a)
60,000 62,899
4.13%, 12/15/2051
(a)
125,000 101,069
4.30%, 2/01/2061
(a)
205,000 125,015
LPL Holdings, Inc.
4.00%, 3/15/2029
(a)
110,000 98,770
4.38%, 5/15/2031
(a)
90,000 79,754
MGIC Investment Corp., 5.25%, 8/15/2028 275,000 262,668
Midcap Financial Issuer Trust
6.50%, 5/01/2028
(a)
250,000 225,521
5.63%, 1/15/2030
(a)
145,000 119,530
MPT Operating Partnership LP / MPT Finance
Corp.
5.25%, 8/01/2026
(b)
103,000 91,607
5.00%, 10/15/2027
(b)
291,000 244,857
4.63%, 8/01/2029
(b)
230,000 174,151
3.50%, 3/15/2031 317,000 217,501
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027
(a)
120,000 113,474
5.50%, 8/15/2028
(a)
230,000 205,244
5.13%, 12/15/2030
(a)
157,000 128,627
5.75%, 11/15/2031
(a)
141,000 117,589
Navient Corp.
5.88%, 10/25/2024 123,000 121,035
6.75%, 6/25/2025 48,000 47,316
6.75%, 6/15/2026 54,000 52,609

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Financial – 9.9% (continued)
5.00%, 3/15/2027 164,000 147,841
4.88%, 3/15/2028 113,000 97,222
5.50%, 3/15/2029 170,000 146,354
5.63%, 8/01/2033 136,000 102,468
Necessity Retail REIT, Inc. (The) / American
Finance Operating Partner LP, 4.50%,
9/30/2028
(a)
90,000 66,678
NFP Corp.
4.88%, 8/15/2028
(a)
140,000 127,528
6.88%, 8/15/2028
(a)
495,000 432,108
7.50%, 10/01/2030
(a)
95,000 93,366
NMI Holdings, Inc., 7.38%, 6/01/2025
(a)
100,000 101,717
Office Properties Income Trust
4.25%, 5/15/2024 252,000 238,148
4.50%, 2/01/2025 464,000 395,530
2.65%, 6/15/2026 255,000 178,508
2.40%, 2/01/2027 250,000 160,038
3.45%, 10/15/2031 265,000 136,454
Ohio National Financial Services, Inc.
6.80%, 1/24/2030
(a)
131,000 123,984
6.63%, 5/01/2031
(a)
10,000 9,379
OneMain Finance Corp.
6.88%, 3/15/2025 320,000 312,798
7.13%, 3/15/2026 405,000 394,467
3.50%, 1/15/2027 179,000 152,842
6.63%, 1/15/2028 194,000 180,540
3.88%, 9/15/2028 165,000 132,994
5.38%, 11/15/2029 192,000 161,547
4.00%, 9/15/2030 215,000 162,761
Oxford Finance LLC / Oxford Finance Co.-
Issuer II, Inc., 6.38%, 2/01/2027
(a)
100,000 92,985
Pacific Western Bank, 3.25%, 5/01/2031 285,000 203,081
Park Intermediate Holdings LLC / PK
Domestic Property LLC / PK Finance
Co.-Issuer
7.50%, 6/01/2025
(a)
141,000 141,695
5.88%, 10/01/2028
(a)
190,000 175,580
4.88%, 5/15/2029
(a)
214,000 185,901
PennyMac Financial Services, Inc.
5.38%, 10/15/2025
(a)
141,000 133,056
4.25%, 2/15/2029
(a)
160,000 131,600
5.75%, 9/15/2031
(a)
120,000 100,194
PHH Mortgage Corp., 7.88%, 3/15/2026
(a)
105,000 94,314
PRA Group, Inc.
7.38%, 9/01/2025
(a)
40,000 39,825
8.38%, 2/01/2028
(a)
141,000 141,071
5.00%, 10/01/2029
(a)
60,000 50,908
Provident Financing Trust I, 7.41%,
3/15/2038 5,000 5,032
Provident Funding Associates LP / PFG
Finance Corp., 6.38%, 6/15/2025
(a)
103,000 90,788
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.75%, 1/15/2029
(a)
239,000 177,507
5.25%, 4/15/2030
(a)
257,000 183,264
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027 145,000 136,850
4.50%, 2/15/2029
(a)
136,000 122,465
Rithm Capital Corp., 6.25%, 10/15/2025
(a)
115,000 105,321
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Financial – 9.9% (continued)
RLJ Lodging Trust LP
3.75%, 7/01/2026
(a)
65,000 60,272
4.00%, 9/15/2029
(a)
80,000 67,373
Rocket Mortgage LLC / Rocket Mortgage Co.-
Issuer, Inc.
2.88%, 10/15/2026
(a)
310,000 276,046
3.63%, 3/01/2029
(a)
192,000 162,263
3.88%, 3/01/2031
(a)
320,000 258,769
4.00%, 10/15/2033
(a)
225,000 176,073
Ryan Specialty Group LLC, 4.38%,
2/01/2030
(a)
130,000 116,640
Sagicor Financial Co. Ltd., 5.30%, 5/13/2028
(a)
151,000 145,099
SBA Communications Corp.
3.88%, 2/15/2027 379,000 353,104
3.13%, 2/01/2029 395,000 338,726
Service Properties Trust
4.65%, 3/15/2024 25,000 24,505
4.35%, 10/01/2024 212,000 202,252
4.50%, 3/15/2025 80,000 74,443
7.50%, 9/15/2025 175,000 171,543
5.25%, 2/15/2026 170,000 150,629
4.75%, 10/01/2026 90,000 77,809
4.95%, 2/15/2027 12,000 10,169
5.50%, 12/15/2027 105,000 92,341
3.95%, 1/15/2028 80,000 62,782
4.95%, 10/01/2029 115,000 87,374
4.38%, 2/15/2030 140,000 104,187
SLM Corp.
4.20%, 10/29/2025 130,000 120,125
3.13%, 11/02/2026 129,000 112,801
Starwood Property Trust, Inc.
3.75%, 12/31/2024
(a)
125,000 117,194
4.75%, 3/15/2025 104,000 98,150
3.63%, 7/15/2026
(a)
85,000 73,136
4.38%, 1/15/2027
(a)
104,000 89,587
Stonex Group, Inc., 8.63%, 6/15/2025
(a)
150,000 152,266
Synchrony Financial, 7.25%, 2/02/2033 190,000 174,458
Texas Capital Bancshares, Inc., 4.00%,
5/06/2031 220,000 182,314
UniCredit SpA
5.86%, 6/19/2032
(a)
167,000 152,213
7.30%, 4/02/2034
(a)
237,000 227,119
5.46%, 6/30/2035
(a)
380,000 323,099
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(a)
268,000 255,636
5.75%, 6/15/2027
(a)
122,000 111,695
5.50%, 4/15/2029
(a)
176,000 151,554
Uniti Group LP / Uniti Fiber Holdings, Inc. /
CSL Capital LLC, 6.00%, 1/15/2030
(a)
136,000 80,181
Uniti Group LP / Uniti Group Finance, Inc. /
CSL Capital LLC
10.50%, 2/15/2028
(a)
330,000 315,343
4.75%, 4/15/2028
(a)
106,000 84,278
6.50%, 2/15/2029
(a)
306,000 185,516
USI, Inc., 6.88%, 5/01/2025
(a)
160,000 158,196
Wilton RE Ltd., 6.00%
(a)(e)
15,000 13,310
World Acceptance Corp., 7.00%,
11/01/2026
(a)(b)
85,000 69,188

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Financial – 9.9% (continued)
XHR LP
6.38%, 8/15/2025
(a)
105,000 103,574
4.88%, 6/01/2029
(a)
119,000 102,769
30,796,291
Industrial – 10.7%
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027
(a)
105,000 100,174
6.38%, 6/15/2030
(a)
169,000 167,276
AECOM, 5.13%, 3/15/2027 304,000 297,562
AerCap Global Aviation Trust, 6.50%,
6/15/2045
(a)
9,000 8,464
Amsted Industries, Inc.
5.63%, 7/01/2027
(a)
55,000 54,097
4.63%, 5/15/2030
(a)
105,000 95,721
Arcosa, Inc., 4.38%, 4/15/2029
(a)
65,000 59,335
ARD Finance SA, 6.50%, 6/30/2027
(a)(c)
154,000 127,050
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
6.00%, 6/15/2027
(a)
161,000 160,274
3.25%, 9/01/2028
(a)
85,000 74,325
4.00%, 9/01/2029
(a)
286,000 232,942
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.
5.25%, 4/30/2025
(a)
249,000 245,231
4.13%, 8/15/2026
(a)
275,000 259,313
5.25%, 8/15/2027
(a)
205,000 174,072
5.25%, 8/15/2027
(a)
250,000 214,025
Artera Services LLC, 9.03%, 12/04/2025
(a)
250,000 215,001
Atkore, Inc., 4.25%, 6/01/2031
(a)
100,000 88,248
ATS Corp., 4.13%, 12/15/2028
(a)
20,000 17,991
Ball Corp.
5.25%, 7/01/2025 195,000 195,015
4.88%, 3/15/2026 198,000 196,046
6.88%, 3/15/2028 229,000 237,977
2.88%, 8/15/2030 320,000 268,400
3.13%, 9/15/2031 170,000 141,335
Berry Global, Inc.
4.50%, 2/15/2026
(a)
5,000 4,855
5.63%, 7/15/2027
(a)(b)
108,000 106,705
Boise Cascade Co., 4.88%, 7/01/2030
(a)
125,000 113,115
Bombardier, Inc.
7.13%, 6/15/2026
(a)
185,000 183,767
7.88%, 4/15/2027
(a)
293,000 292,276
6.00%, 2/15/2028
(a)
179,000 169,738
7.50%, 2/01/2029
(a)
41,000 40,321
7.45%, 5/01/2034
(a)
15,000 16,544
Brand Industrial Services, Inc., 8.50%,
7/15/2025
(a)
251,000 234,718
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 2/01/2026
(a)
135,000 127,168
Builders FirstSource, Inc.
5.00%, 3/01/2030
(a)
119,000 111,426
4.25%, 2/01/2032
(a)
200,000 175,214
6.38%, 6/15/2032
(a)(b)
240,000 239,569
BWX Technologies, Inc.
4.13%, 6/30/2028
(a)
32,000 29,663
4.13%, 4/15/2029
(a)
35,000 31,758
Camelot Return Merger Sub, Inc., 8.75%,
8/01/2028
(a)
226,000 214,071
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Industrial – 10.7% (continued)
Cargo Aircraft Management, Inc., 4.75%,
2/01/2028
(a)
123,000 110,554
Carriage Purchaser, Inc., 7.88%, 10/15/2029
(a)
130,000 95,377
Cascades, Inc. / Cascades USA, Inc.
5.13%, 1/15/2026
(a)
90,000 85,391
5.38%, 1/15/2028
(a)
145,000 137,227
Cellnex Finance Co. SA, 3.88%, 7/07/2041
(a)
150,000 112,146
Chart Industries, Inc.
7.50%, 1/01/2030
(a)
480,000 495,093
9.50%, 1/01/2031
(a)
193,000 204,216
Clean Harbors, Inc.
4.88%, 7/15/2027
(a)
134,000 129,721
5.13%, 7/15/2029
(a)
55,000 52,805
6.38%, 2/01/2031
(a)
125,000 127,611
Clearwater Paper Corp.
5.38%, 2/01/2025
(a)
20,000 19,595
4.75%, 8/15/2028
(a)
20,000 17,999
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029
(a)
126,000 123,640
8.75%, 4/15/2030
(a)
276,000 254,332
Coherent Corp., 5.00%, 12/15/2029
(a)(b)
161,000 144,847
Cornerstone Building Brands, Inc., 6.13%,
1/15/2029
(a)
115,000 87,382
Covanta Holding Corp.
4.88%, 12/01/2029
(a)
175,000 155,772
5.00%, 9/01/2030 84,000 74,282
CP Atlas Buyer, Inc., 7.00%, 12/01/2028
(a)
118,000 89,273
Crown Americas LLC, 5.25%, 4/01/2030
(b)
125,000 121,337
Crown Americas LLC / Crown Americas
Capital Corp. V, 4.25%, 9/30/2026 95,000 91,324
Crown Americas LLC / Crown Americas
Capital Corp. VI, 4.75%, 2/01/2026 148,000 144,929
Crown Cork & Seal Co., Inc., 7.38%,
12/15/2026 25,000 26,286
Danaos Corp., 8.50%, 3/01/2028
(a)
30,000 29,803
Dycom Industries, Inc., 4.50%, 4/15/2029
(a)
95,000 86,751
Eco Material Technologies, Inc., 7.88%,
1/31/2027
(a)
84,000 80,576
Energizer Holdings, Inc.
6.50%, 12/31/2027
(a)
80,000 78,228
4.75%, 6/15/2028
(a)
163,000 146,719
4.38%, 3/31/2029
(a)
195,000 170,119
EnerSys, 4.38%, 12/15/2027
(a)
113,000 105,824
EnPro Industries, Inc., 5.75%, 10/15/2026 125,000 122,859
F-Brasile SpA / F-Brasile US LLC, Series XR,
7.38%, 8/15/2026
(a)
120,000 99,668
First Student Bidco, Inc. / First Transit Parent,
Inc., 4.00%, 7/31/2029
(a)
145,000 126,352
Fluor Corp.
3.50%, 12/15/2024 25,000 24,198
4.25%, 9/15/2028
(b)
170,000 156,970
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/2025
(a)
166,000 163,955
9.75%, 8/01/2027
(a)
154,000 160,174
5.50%, 5/01/2028
(a)
255,000 233,974
FXI Holdings, Inc., 12.25%, 11/15/2026
(a)
220,000 196,631
Gates Global LLC / Gates Corp., 6.25%,
1/15/2026
(a)
120,000 118,937

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Industrial – 10.7% (continued)
GFL Environmental, Inc.
4.25%, 6/01/2025
(a)
123,000 119,661
3.75%, 8/01/2025
(a)
154,000 149,013
5.13%, 12/15/2026
(a)(b)
77,000 75,842
4.00%, 8/01/2028
(a)
176,000 160,772
3.50%, 9/01/2028
(a)
199,000 181,222
4.75%, 6/15/2029
(a)
220,000 204,735
4.38%, 8/15/2029
(a)
89,000 80,654
Global Infrastructure Solutions, Inc.
5.63%, 6/01/2029
(a)
45,000 37,492
7.50%, 4/15/2032
(a)
60,000 51,548
Graftech Finance, Inc., 4.63%, 12/15/2028
(a)
120,000 100,591
Graham Packaging Co., Inc., 7.13%,
8/15/2028
(a)
90,000 78,761
Graphic Packaging International LLC
4.13%, 8/15/2024 5,000 4,947
4.75%, 7/15/2027
(a)
73,000 70,604
3.50%, 3/15/2028
(a)
221,000 202,006
3.50%, 3/01/2029
(a)
115,000 101,921
3.75%, 2/01/2030
(a)
20,000 17,883
Great Lakes Dredge & Dock Corp., 5.25%,
6/01/2029
(a)(b)
15,000 11,785
Griffon Corp., 5.75%, 3/01/2028 145,000 133,185
Harsco Corp., 5.75%, 7/31/2027
(a)
75,000 63,368
Hillenbrand, Inc.
5.75%, 6/15/2025 82,000 81,881
5.00%, 9/15/2026 118,000 114,983
3.75%, 3/01/2031 75,000 64,413
Howmet Aerospace, Inc.
5.13%, 10/01/2024 26,000 25,861
6.88%, 5/01/2025 120,000 123,647
5.90%, 2/01/2027 134,000 137,165
6.75%, 1/15/2028 75,000 79,171
3.00%, 1/15/2029 145,000 130,525
5.95%, 2/01/2037 223,000 226,284
Husky III Holding Ltd., 13.00%, 2/15/2025
(a)(c)
150,000 136,513
Imola Merger Corp., 4.75%, 5/15/2029
(a)
591,000 511,828
Innovate Corp., 8.50%, 2/01/2026
(a)
105,000 81,194
Intelligent Packaging Ltd. Finco, Inc. /
Intelligent Packaging Ltd. Co.-Issuer LLC,
6.00%, 9/15/2028
(a)
128,000 106,493
James Hardie International Finance DAC,
5.00%, 1/15/2028
(a)
120,000 113,675
JELD-WEN, Inc.
6.25%, 5/15/2025
(a)
30,000 30,307
4.63%, 12/15/2025
(a)
25,000 24,114
4.88%, 12/15/2027
(a)
56,000 48,988
JPW Industries Holding Corp., 9.00%,
10/01/2024
(a)(b)
155,000 139,227
Knife River Holding Co., 7.75%, 5/01/2031
(a)
166,000 168,873
LABL Escrow Issuer LLC, 10.50%,
7/15/2027
(a)
173,000 164,370
LABL, Inc.
6.75%, 7/15/2026
(a)
169,000 167,423
5.88%, 11/01/2028
(a)
170,000 156,885
9.50%, 11/01/2028
(a)
115,000 118,353
8.25%, 11/01/2029
(a)
170,000 147,780
Likewize Corp., 9.75%, 10/15/2025
(a)
155,000 139,611
Louisiana-Pacific Corp., 3.63%, 3/15/2029
(a)
125,000 109,515
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Industrial – 10.7% (continued)
LSB Industries, Inc., 6.25%, 10/15/2028
(a)
115,000 101,567
Madison IAQ LLC
4.13%, 6/30/2028
(a)
180,000 158,422
5.88%, 6/30/2029
(a)
266,000 208,270
Manitowoc Co., Inc. (The), 9.00%,
4/01/2026
(a)(b)
76,000 75,464
Masonite International Corp.
5.38%, 2/01/2028
(a)
148,000 143,027
3.50%, 2/15/2030
(a)
120,000 103,614
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026
(a)
687,000 697,124
9.25%, 4/15/2027
(a)
361,000 342,455
Maxim Crane Works Holdings Capital LLC,
10.13%, 8/01/2024
(a)
115,000 114,338
MIWD Holdco II LLC / MIWD Finance Corp.,
5.50%, 2/01/2030
(a)
126,000 106,502
Moog, Inc., 4.25%, 12/15/2027
(a)
132,000 124,128
Mueller Water Products, Inc., 4.00%,
6/15/2029
(a)
127,000 115,304
NAC Aviation 29 DAC, 4.75%, 6/30/2026 205,608 175,033
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028
(a)
154,000 138,080
9.75%, 7/15/2028
(a)
10,000 9,560
OI European Group BV, 4.75%, 2/15/2030
(a)
110,000 101,035
Oscar Acquisitionco LLC / Oscar Finance, Inc.,
9.50%, 4/15/2030
(a)
155,000 135,988
OT Merger Corp., 7.88%, 10/15/2029
(a)
50,000 29,558
Owens-Brockway Glass Container, Inc.
5.38%, 1/15/2025
(a)
45,000 44,567
6.38%, 8/15/2025
(a)
25,000 25,675
6.63%, 5/13/2027
(a)(b)
90,000 90,300
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer, Inc., 4.38%,
10/15/2028
(a)
199,000 175,208
Pactiv Evergreen Group Issuer, Inc. / Pactiv
Evergreen Group Issuer LLC / Reynolds
Group Issuer, Inc., 4.00%, 10/15/2027
(a)
265,000 238,479
Pactiv LLC
7.95%, 12/15/2025 137,000 137,356
8.38%, 4/15/2027 35,000 34,630
Park-Ohio Industries, Inc., 6.63%, 4/15/2027 136,000 107,995
PGT Innovations, Inc., 4.38%, 10/01/2029
(a)
176,000 159,362
Promontoria Holding 264 BV, 7.88%,
3/01/2027
(a)
76,000 76,788
Railworks Holdings LP / Railworks Rally, Inc.,
8.25%, 11/15/2028
(a)
15,000 14,290
Rand Parent LLC, 8.50%, 2/15/2030
(a)(b)
235,000 212,677
Roller Bearing Co. of America, Inc., 4.38%,
10/15/2029
(a)
92,000 83,551
Rolls-Royce PLC
3.63%, 10/14/2025
(a)
258,000 243,769
5.75%, 10/15/2027
(a)
238,000 237,405
Sealed Air Corp.
5.13%, 12/01/2024
(a)
10,000 9,986
5.50%, 9/15/2025
(a)
120,000 120,249
4.00%, 12/01/2027
(a)
115,000 107,720
6.13%, 2/01/2028
(a)
215,000 218,339
5.00%, 4/15/2029
(a)
130,000 124,877
6.88%, 7/15/2033
(a)
63,000 66,896

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Industrial – 10.7% (continued)
Seaspan Corp., 5.50%, 8/01/2029
(a)
170,000 135,476
Sensata Technologies BV
5.63%, 11/01/2024
(a)
102,000 102,119
5.00%, 10/01/2025
(a)
130,000 128,471
4.00%, 4/15/2029
(a)
205,000 185,109
5.88%, 9/01/2030
(a)
85,000 83,512
Sensata Technologies, Inc.
4.38%, 2/15/2030
(a)
31,000 28,245
3.75%, 2/15/2031
(a)
132,000 114,688
Silgan Holdings, Inc., 4.13%, 2/01/2028 193,000 180,412
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/2028
(a)
350,000 327,716
Spirit AeroSystems, Inc.
7.50%, 4/15/2025
(a)
220,000 218,828
3.85%, 6/15/2026 40,000 37,505
4.60%, 6/15/2028 210,000 176,411
9.38%, 11/30/2029
(a)
244,000 262,362
SPX Flow, Inc., 8.75%, 4/01/2030
(a)
178,000 149,750
Standard Industries, Inc.
5.00%, 2/15/2027
(a)
285,000 272,880
4.75%, 1/15/2028
(a)
300,000 279,785
4.38%, 7/15/2030
(a)
551,000 474,796
3.38%, 1/15/2031
(a)
329,000 260,705
Stericycle, Inc.
5.38%, 7/15/2024
(a)
60,000 59,742
3.88%, 1/15/2029
(a)
130,000 117,288
Summit Materials LLC / Summit Materials
Finance Corp.
6.50%, 3/15/2027
(a)
25,000 24,960
5.25%, 1/15/2029
(a)
280,000 265,937
Terex Corp., 5.00%, 5/15/2029
(a)
145,000 135,019
Tervita Corp., 11.00%, 12/01/2025
(a)
136,000 145,178
Titan Acquisition Ltd. / Titan Co.-Borrower
LLC, 7.75%, 4/15/2026
(a)
167,000 149,738
TK Elevator Holdco GMBH, 7.63%,
7/15/2028
(a)
110,000 97,902
TK Elevator US Newco, Inc., 5.25%,
7/15/2027
(a)
417,000 389,759
TopBuild Corp.
3.63%, 3/15/2029
(a)
135,000 117,699
4.13%, 2/15/2032
(a)
167,000 143,890
TransDigm UK Holdings PLC, 6.88%,
5/15/2026 195,000 196,136
TransDigm, Inc.
6.25%, 3/15/2026
(a)
1,103,000 1,108,288
6.38%, 6/15/2026 331,000 330,789
7.50%, 3/15/2027 178,000 178,930
5.50%, 11/15/2027 830,000 796,602
6.75%, 8/15/2028
(a)
698,000 708,622
4.63%, 1/15/2029 404,000 365,769
4.88%, 5/01/2029 230,000 208,955
Trident TPI Holdings, Inc.
9.25%, 8/01/2024
(a)
125,000 127,913
6.63%, 11/01/2025
(a)
72,000 71,976
TriMas Corp., 4.13%, 4/15/2029
(a)
150,000 134,363
Trinity Industries, Inc., 4.55%, 10/01/2024 250,000 243,935
Triumph Group, Inc.
7.75%, 8/15/2025 128,000 119,009
9.00%, 3/15/2028
(a)
307,000 311,413
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Industrial – 10.7% (continued)
Trivium Packaging Finance BV
5.50%, 8/15/2026
(a)
262,000 254,358
8.50%, 8/15/2027
(a)
180,000 173,848
TTM Technologies, Inc., 4.00%, 3/01/2029
(a)
81,000 69,263
Tutor Perini Corp., 6.88%, 5/01/2025
(a)
112,000 81,121
Vertiv Group Corp., 4.13%, 11/15/2028
(a)
231,000 208,707
Victors Merger Corp., 6.38%, 5/15/2029
(a)
89,000 54,111
VM Consolidated, Inc., 5.50%, 4/15/2029
(a)
20,000 18,711
Waste Pro USA, Inc., 5.50%, 2/15/2026
(a)
127,000 118,117
Watco Cos. LLC / Watco Finance Corp., 6.50%,
6/15/2027
(a)
90,000 87,638
Weekley Homes LLC / Weekley Finance Corp.,
4.88%, 9/15/2028
(a)
120,000 104,498
Weir Group PLC (The), 2.20%, 5/13/2026
(a)
54,000 48,797
Werner FinCo LP / Werner FinCo, Inc., 8.75%,
7/15/2025
(a)
10,000 7,988
WESCO Distribution, Inc.
7.13%, 6/15/2025
(a)
367,000 373,139
7.25%, 6/15/2028
(a)
277,000 284,688
Western Global Airlines LLC, 10.38%,
8/15/2025
(a)
115,000 15,447
XPO CNW, Inc., 6.70%, 5/01/2034 35,000 32,235
XPO Escrow Sub LLC, 7.50%, 11/15/2027
(a)
75,000 77,192
33,306,756
Technology – 4.4%
ACI Worldwide, Inc., 5.75%, 8/15/2026
(a)
15,000 14,951
Ahead DB Holdings LLC, 6.63%, 5/01/2028
(a)
105,000 87,691
Alteryx, Inc., 8.75%, 3/15/2028
(a)
255,000 248,000
Amkor Technology, Inc., 6.63%, 9/15/2027
(a)
200,000 200,327
ams-OSRAM AG, 7.00%, 7/31/2025
(a)
105,000 98,501
Athenahealth Group, Inc., 6.50%, 2/15/2030
(a)
730,000 598,766
Black Knight Infoserv LLC, 3.63%,
9/01/2028
(a)
320,000 289,005
Boxer Parent Co., Inc.
7.13%, 10/02/2025
(a)
172,000 171,558
9.13%, 3/01/2026
(a)
127,000 123,921
Camelot Finance SA, 4.50%, 11/01/2026
(a)
163,000 154,065
Castle US Holding Corp., 9.50%, 2/15/2028
(a)
70,000 44,602
Central Parent, Inc. / Central Merger Sub, Inc.,
7.25%, 6/15/2029
(a)
135,000 133,724
Clarivate Science Holdings Corp.
3.88%, 7/01/2028
(a)
236,000 212,543
4.88%, 7/01/2029
(a)
227,000 204,604
Cloud Software Group, Inc.
6.50%, 3/31/2029
(a)
1,254,000 1,128,914
9.00%, 9/30/2029
(a)
256,000 220,406
Conduent Business Services LLC / Conduent
State & Local Solutions, Inc., 6.00%,
11/01/2029
(a)
165,000 135,977
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026
(a)
80,000 73,556
6.50%, 10/15/2028
(a)
180,000 157,998
Crowdstrike Holdings, Inc., 3.00%, 2/15/2029 84,000 73,095
CWT Travel Group, Inc., 8.50%, 11/19/2026
(a)
273,000 193,856
Diebold Nixdorf, Inc.
9.38%, 7/15/2025
(a)
227,000 101,403
9.38%, 7/15/2025
(a)
33,000 15,052
8.50%, 10/15/2026
(a)(c)
85,000 15,217

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Technology – 4.4% (continued)
Dun & Bradstreet Corp. (The), 5.00%,
12/15/2029
(a)
105,000 92,889
Elastic NV, 4.13%, 7/15/2029
(a)
145,000 125,031
Entegris Escrow Corp., 5.95%, 6/15/2030
(a)
321,000 304,955
Entegris, Inc.
4.38%, 4/15/2028
(a)
195,000 177,960
3.63%, 5/01/2029
(a)(b)
72,000 61,652
Exela Intermediate LLC / Exela Finance, Inc.,
11.50%, 7/15/2026
(a)(d)
40,000 4,932
Fair Isaac Corp.
5.25%, 5/15/2026
(a)
110,000 109,691
4.00%, 6/15/2028
(a)
270,000 251,394
Helios Software Holdings, Inc. / Ion Corporate
Solutions Finance Sarl, 4.63%, 5/01/2028
(a)
110,000 93,501
KBR, Inc., 4.75%, 9/30/2028
(a)
76,000 70,329
McAfee Corp., 7.38%, 2/15/2030
(a)
505,000 419,770
Microstrategy, Inc., 6.13%, 6/15/2028
(a)(b)
60,000 54,126
NCR Corp.
5.75%, 9/01/2027
(a)
35,000 34,256
5.00%, 10/01/2028
(a)
115,000 100,341
5.13%, 4/15/2029
(a)
300,000 259,533
6.13%, 9/01/2029
(a)
61,000 59,775
5.25%, 10/01/2030
(a)
115,000 96,488
ON Semiconductor Corp., 3.88%, 9/01/2028
(a)
95,000 86,032
Open Text Corp.
3.88%, 2/15/2028
(a)
340,000 301,345
3.88%, 12/01/2029
(a)
399,000 335,274
Open Text Holdings, Inc.
4.13%, 2/15/2030
(a)
279,000 238,505
4.13%, 12/01/2031
(a)
246,000 203,852
Pitney Bowes, Inc.
6.88%, 3/15/2027
(a)
145,000 111,650
7.25%, 3/15/2029
(a)
110,000 81,309
Playtika Holding Corp., 4.25%, 3/15/2029
(a)
95,000 81,399
Presidio Holdings, Inc.
4.88%, 2/01/2027
(a)
79,000 74,820
8.25%, 2/01/2028
(a)
140,000 131,907
PTC, Inc.
3.63%, 2/15/2025
(a)
94,000 90,625
4.00%, 2/15/2028
(a)
127,000 118,212
Rackspace Technology Global, Inc.
3.50%, 2/15/2028
(a)
145,000 60,126
5.38%, 12/01/2028
(a)
90,000 21,155
Roblox Corp., 3.88%, 5/01/2030
(a)
100,000 84,487
Rocket Software, Inc., 6.50%, 2/15/2029
(a)
85,000 70,313
RRD Parent, Inc., 10.00%, 10/15/2031
(a)(c)
218,982 377,549
Science Applications International Corp.,
4.88%, 4/01/2028
(a)
110,000 103,886
Seagate HDD Cayman
4.75%, 1/01/2025 285,000 277,335
4.88%, 6/01/2027 125,000 119,799
4.09%, 6/01/2029 119,000 103,258
3.13%, 7/15/2029 49,000 38,521
4.13%, 1/15/2031 291,000 241,548
9.63%, 12/01/2032
(a)
264,000 289,450
5.75%, 12/01/2034 150,000 132,741
Skillz, Inc., 10.25%, 12/15/2026
(a)
60,000 42,044
SS&C Technologies, Inc., 5.50%, 9/30/2027
(a)
404,000 391,088
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Technology – 4.4% (continued)
Synaptics, Inc., 4.00%, 6/15/2029
(a)
165,000 138,723
Twilio, Inc.
3.63%, 3/15/2029 152,000 129,794
3.88%, 3/15/2031
(b)
42,000 35,067
Unisys Corp., 6.88%, 11/01/2027
(a)
290,000 193,835
Vericast Corp.
11.00%, 9/15/2026
(a)
310,000 325,675
12.50%, 12/15/2027
(a)
100,000 112,486
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%,
9/01/2025
(a)
629,000 476,053
Virtusa Corp., 7.13%, 12/15/2028
(a)
74,000 59,653
West Technology Group LLC, 8.50%,
10/15/2025
(a)
124,000 116,560
Xerox Corp.
3.80%, 5/15/2024 168,000 164,202
4.80%, 3/01/2035 203,000 134,552
6.75%, 12/15/2039 80,000 61,049
Xerox Holdings Corp.
5.00%, 8/15/2025
(a)
223,000 212,529
5.50%, 8/15/2028
(a)
261,000 228,322
ZoomInfo Technologies LLC / ZoomInfo
Finance Corp., 3.88%, 2/01/2029
(a)(b)
119,000 102,619
13,713,704
Utilities – 2.5%
Algonquin Power & Utilities Corp., 4.75%,
1/18/2082 125,000 99,825
AmeriGas Partners LP / AmeriGas Finance
Corp.
5.63%, 5/20/2024 80,000 79,522
5.50%, 5/20/2025 180,000 175,051
5.88%, 8/20/2026 225,000 217,181
5.75%, 5/20/2027 105,000 99,711
Atlantica Sustainable Infrastructure PLC,
4.13%, 6/15/2028
(a)
115,000 105,491
Calpine Corp.
5.25%, 6/01/2026
(a)
109,000 106,122
4.50%, 2/15/2028
(a)
300,000 279,444
5.13%, 3/15/2028
(a)
349,000 323,342
4.63%, 2/01/2029
(a)
195,000 169,065
5.00%, 2/01/2031
(a)
200,000 168,398
3.75%, 3/01/2031
(a)
230,000 196,381
Clearway Energy Operating LLC
4.75%, 3/15/2028
(a)
195,000 185,391
3.75%, 2/15/2031
(a)
210,000 179,602
3.75%, 1/15/2032
(a)
20,000 16,787
DPL, Inc.
4.13%, 7/01/2025 95,000 91,287
4.35%, 4/15/2029 92,000 83,672
Drax Finco PLC, 6.63%, 11/01/2025
(a)
129,000 127,013
FirstEnergy Corp.
2.05%, 3/01/2025 55,000 51,969
Series A, 1.60%, 1/15/2026 110,000 101,570
Series B, 4.15%, 7/15/2027 378,000 367,575
2.65%, 3/01/2030 185,000 159,820
Series B, 2.25%, 9/01/2030 155,000 128,778
Series C, 7.38%, 11/15/2031 245,000 280,394
Series C, 5.10%, 7/15/2047 182,000 167,610
Series C, 3.40%, 3/01/2050 212,000 148,300

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Utilities – 2.5% (continued)
Leeward Renewable Energy Operations LLC,
4.25%, 7/01/2029
(a)
100,000 90,414
NextEra Energy Operating Partners LP
4.25%, 7/15/2024
(a)
181,000 178,452
3.88%, 10/15/2026
(a)
126,000 117,855
4.50%, 9/15/2027
(a)
130,000 122,401
NRG Energy, Inc.
6.63%, 1/15/2027 95,000 95,412
5.75%, 1/15/2028 192,000 187,316
3.38%, 2/15/2029
(a)
70,000 59,322
5.25%, 6/15/2029
(a)
195,000 180,055
3.63%, 2/15/2031
(a)
255,000 206,338
3.88%, 2/15/2032
(a)
285,000 230,064
Panoche Energy Center LLC, 6.89%,
7/31/2029
(a)
16,956 17,038
Pattern Energy Operations LP / Pattern
Energy Operations, Inc., 4.50%,
8/15/2028
(a)
190,000 176,596
PG&E Corp.
5.00%, 7/01/2028
(b)
220,000 207,386
5.25%, 7/01/2030 220,000 202,829
Pike Corp., 5.50%, 9/01/2028
(a)
166,000 150,536
Solaris Midstream Holdings LLC, 7.63%,
4/01/2026
(a)
78,000 74,903
Terraform Global Operating LP, 6.13%,
3/01/2026
(a)
95,000 91,074
TransAlta Corp.
7.75%, 11/15/2029 45,000 47,243
6.50%, 3/15/2040 70,000 65,188
Vistra Operations Co. LLC
5.50%, 9/01/2026
(a)
228,000 223,794
5.63%, 2/15/2027
(a)
276,000 269,140
5.00%, 7/31/2027
(a)
305,000 289,902
4.38%, 5/01/2029
(a)
265,000 237,148
7,629,707
Total Corporate Bonds (cost $310,614,390) 303,219,210
Shares
Investment Companies – 0.8%
Registered Investment Companies – 0.8%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.81%
(f)(g)
(cost $2,383,539) 2,383,539 2,383,539
Investment of Cash Collateral for Securities Loaned – 3.9%
Registered Investment Companies – 3.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.81%
(f)(g)
(cost $12,325,393) 12,325,393 12,325,393
Total Investments (cost $325,323,322) 102.2% 317,928,142
Liabilities, Less Cash and Receivables (2.2)% (6,961,399)
Net Assets 100.0% 310,966,743
BR—Bearer Shares
CDI—CREST Depository Interest
REIT—Real Estate Investment Trust

See Notes to Financial Statements
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities were valued at $220,169,527 or 70.80% of net assets.
(b)
Security, or portion thereof, on loan. At April 30, 2023, the value of the fund’s securities on loan was $12,899,508 and the value of the collateral was $13,410,133, consisting of cash collateral of $12,325,393 and U.S. Government & Agency securities valued at $1,084,740. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Payment-in-kind security and interest may be paid in additional par.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2023 was $80,430, which represented
0.03% of the Fund’s Net Assets.
(e)
Perpetual bond with no specified maturity date.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of April 30, 2023.
Holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:
Description
Value
10/31/22 Purchases ($)
1
Sales ($)
Value
4/30/23
Dividends/
Distributions ($)
Investment Companies – 0.8%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 751,976 14,645,388 (13,013,825) 2,383,539 33,306
Investment of Cash Collateral for Securities Loaned – 3.9%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 1,486,128 26,178,682 (15,339,417) 12,325,393 38,111
2
Total – 4.7% 2,238,104 40,824,070 (28,353,242) 14,708,932 71,417
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Consumer, Cyclical 24.9
Consumer, Non-cyclical 14.7
Communications 14.3
Energy 11.7
Industrial 10.7
Financial 9.9
Registered Investment Companies 4.7
Technology 4.4
Basic Materials 4.4
Utilities 2.5
Diversified 0.0
102.2
†
Based on net assets.
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
(1)
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Sold Contracts
(2)
CDX North America High Yield Swap 6/20/2028 4,849,000 96,972 42,319 54,653
(1)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(2)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either
(i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2023 (Unaudited)
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
BNY Mellon US Small
Cap Core Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on
loan)
††
—Note 2(c): – – –
Unaffiliated issuers 1,749,416,960 427,754,175 95,108,873
Affiliated issuers 1,394,276 4,091,722 2,269,623
Collateral with brokers for initial margin—Note 4 260,000 174,000 53,000
Dividends receivable 1,472,673 231,645 20,011
Receivable for futures variation margin—Note 4 22,588 12,355 1,470
Tax reclaim receivable—Note 2(b) 12,003 516 271
Securities lending income receivable 2,133 6,304 17,663
Due from BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 190 — —
1,752,580,823 432,270,717 97,470,911
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 13,906 3,134
Liability for securities on loan—Note 2(c) — 2,781,047 2,140,497
Payable for investment securities purchased — 189,875 —
— 2,984,828 2,143,631
Net Assets ($) 1,752,580,823 429,285,889 95,327,280
Composition of Net Assets ($):
Paid-in capital 1,727,882,119 456,515,052 115,859,788
Total distributable earnings (loss) 24,698,704 (27,229,163) (20,532,508)
Net Assets ($) 1,752,580,823 429,285,889 95,327,280
Shares outstanding no par value (unlimited shares authorized): 22,670,000 5,350,000 1,190,000
Net asset value per share 77.31 80.24 80.11
Market price per share 77.26 80.23 80.04
†
Investments at cost ($)
Unaffiliated issuers 1,736,496,569 446,117,380 104,729,826
Affiliated issuers 1,394,276 4,091,722 2,269,623
††
Value of securities on loan ($) 22,182,427 9,417,964 6,703,206

See Notes to Financial Statements
BNY Mellon
International Equity
ETF
BNY Mellon
Emerging Markets
Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on loan)
††
—Note 2(c): – –
Unaffiliated issuers 451,490,151 83,851,957
Affiliated issuers 183,297 179,087
Cash — 3,200
Cash denominated in foreign currency
†††
835,219 114,378
Collateral with brokers for initial margin—Note 4 104,000 18,000
Dividends receivable 1,772,295 152,031
Tax reclaim receivable—Note 2(b) 647,769 1,045
Receivable for investment securities sold 48,770 163
Securities lending income receivable 40 325
Receivable for futures variation margin—Note 4 — 1,250
455,081,541 84,321,436
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 14,804 7,672
Liability for securities on loan—Note 2(c) — 88,119
Payable for investment securities purchased 407,991 36,825
Payable for futures variation margin—Note 4 1,232 —
Payable for foreign capital gains tax—Note 2(b) — 119,064
424,027 251,680
Net Assets ($) 454,657,514 84,069,756
Composition of Net Assets ($):
Paid-in capital 442,718,506 88,118,983
Total distributable earnings (loss) 11,939,008 (4,049,227)
Net Assets ($) 454,657,514 84,069,756
Shares outstanding no par value (unlimited shares authorized): 6,650,000 1,550,000
Net asset value per share 68.37 54.24
Market price per share 68.49 54.54
†
Investments at cost ($)
Unaffiliated issuers 430,943,818 85,493,841
Affiliated issuers 183,297 179,087
††
Value of securities on loan ($) 631,758 108,467
†††
Cash denominated in foreign currency (cost) ($) 832,999 114,365

STATEMENTS OF ASSETS AND LIABILITIES
(continued)
See Notes to Financial Statements
BNY Mellon Core
Bond ETF
BNY Mellon Short
Duration Corporate
Bond ETF
BNY Mellon High
Yield Beta ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on
loan)
††
—Note 2(c): – – –
Unaffiliated issuers 431,699,381 51,666,597 303,219,210
Affiliated issuers 12,488,004 2,290,978 14,708,932
Cash — — 9,176
Collateral with brokers for swap agreements — — 303,235
Receivable for investment securities sold 7,118,225 623 —
Interest receivable 2,740,017 433,505 5,085,516
Receivable for investment securities sold—TBA 799,457 — —
Dividends receivable 39,774 2,054 10,344
Securities lending income receivable 1,380 1,053 9,954
Receivable for swaps variation margin—Note 4 — — 39,988
Due from BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 821 — —
454,887,059 54,394,810 323,386,355
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 2,571 61,081
TBA sale commitments at value—Note 4
†††
138,045 — —
Liability for securities on loan—Note 2(c) 2,040,658 1,041,640 12,325,393
Payable for investment securities purchased—TBA 9,618,500 — —
Payable for investment securities purchased 8,600,993 1,080,678 33,138
20,398,196 2,124,889 12,419,612
Net Assets ($) 434,488,863 52,269,921 310,966,743
Composition of Net Assets ($):
Paid-in capital 474,773,455 55,649,724 318,841,675
Total distributable earnings (loss) (40,284,592) (3,379,803) (7,874,932)
Net Assets ($) 434,488,863 52,269,921 310,966,743
Shares outstanding no par value (unlimited shares authorized): 10,150,000 1,100,000 6,600,000
Net asset value per share 42.81 47.52 47.12
Market price per share 42.83 47.53 47.22
†
Investments at cost ($)
Unaffiliated issuers 460,981,487 54,230,881 310,614,390
Affiliated issuers 12,488,004 2,290,978 14,708,932
††
Value of securities on loan ($) 10,980,082 1,129,881 12,899,508
†††
TBA sale commitments proceeds ($) 138,196 — —

STATEMENTS OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
BNY Mellon US Small
Cap Core Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
8,917,229 2,334,913 531,911
Affiliated issuers 33,924 13,179 3,035
Income from securities lending—Note 2(c) 7,464 27,663 52,382
Total Income 8,958,617 2,375,755 587,328
Expenses:
Management fee—Note 3(a) — 49,989 12,670
Total Expenses — 49,989 12,670
Net Investment Income 8,958,617 2,325,766 574,658
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (6,344,195) (5,741,471) (1,308,002)
Net realized gain (loss) on in-kind redemptions 28,250,032 4,179,156 (189,976)
Net realized gain (loss) on futures 36,587 53,734 (6,182)
Net realized gain (loss) 21,942,424 (1,508,581) (1,504,160)
Net change in unrealized appreciation (depreciation) on investments 52,601,829 (19,831,738) (3,324,699)
Net change in unrealized appreciation (depreciation) on futures 98,942 27,034 (5,453)
Net change in unrealized appreciation (depreciation) 52,700,771 (19,804,704) (3,330,152)
Net Realized and Unrealized Gain (Loss) on Investments 74,643,195 (21,313,285) (4,834,312)
Net Increase (Decrease) in Net Assets Resulting from Operations 83,601,812 (18,987,519) (4,259,654)
†
Net of foreign taxes withheld at source ($) 2,919 236 330

STATEMENTS OF OPERATIONS
(continued)
See Notes to Financial Statements
BNY Mellon
International Equity
ETF
BNY Mellon
Emerging Markets
Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
5,818,235 705,982
Affiliated issuers 9,357 9,238
Income from securities lending—Note 2(c) 1,143 583
Total Income 5,828,735 715,803
Expenses:
Management fee—Note 3(a) 56,786 30,437
Total Expenses 56,786 30,437
Net Investment Income 5,771,949 685,366
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (3,839,787) (862,512)
Net realized gain (loss) on futures 128,559 11,684
Net realized gain (loss) (3,711,228) (850,828)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 32,418,116 818,572
Net change in unrealized appreciation (depreciation) on futures 86,164 2,428
Net change in unrealized appreciation (depreciation) 32,504,280 821,000
Net Realized and Unrealized Gain (Loss) on Investments 28,793,052 (29,828)
Net Increase (Decrease) in Net Assets Resulting from Operations 34,565,001 655,538
†
Net of foreign taxes withheld at source ($) 670,291 68,802

See Notes to Financial Statements
BNY Mellon Core
Bond ETF
BNY Mellon Short
Duration Corporate
Bond ETF
BNY Mellon High
Yield Beta ETF
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 181,551 6,021 33,306
Interest 6,370,082 689,636 7,049,978
Income from securities lending—Note 2(c) 12,657 5,853 38,111
Total Income 6,564,290 701,510 7,121,395
Expenses:
Management fee—Note 3(a) — 15,816 199,658
Total Expenses — 15,816 199,658
Net Investment Income 6,564,290 685,694 6,921,737
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (4,512,755) (379,606) (865,861)
Net realized gain (loss) on in-kind redemptions (1,479,070) (87,697) (826,509)
Net realized gain (loss) on swap agreements — — 34,458
Net realized gain (loss) (5,991,825) (467,303) (1,657,912)
Net change in unrealized appreciation (depreciation) on investments 25,760,977 2,211,687 (2,651,619)
Net change in unrealized appreciation (depreciation) on swap agreements — — (1,170)
Net change in unrealized appreciation (depreciation) 25,760,977 2,211,687 (2,652,789)
Net Realized and Unrealized Gain (Loss) on Investments 19,769,152 1,744,384 (4,310,701)
Net Increase (Decrease) in Net Assets Resulting from Operations 26,333,442 2,430,078 2,611,036

STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF BNY Mellon US Mid Cap Core Equity ETF
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Operations ($):
Net investment income 8,958,617 6,706,091 2,325,766 1,609,247
Net realized gain (loss) on investments 21,942,424 11,579,473 (1,508,581) 5,782,007
Net change in unrealized appreciation (depreciation) on investments 52,700,771 (106,801,762) (19,804,704) (25,352,625)
Net Increase (Decrease) in Net Assets Resulting from
Operations 83,601,812 (88,516,198) (18,987,519) (17,961,371)
Distributions ($):
Distributions to shareholders (7,595,561) (6,591,566) (2,015,568) (1,602,989)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment Adviser,
LLC—Note 3(a) 752 608 — —
Beneficial Interest Transactions ($):
Proceeds from shares sold 1,414,098,453 241,331,150 378,180,103 36,473,708
Cost of shares redeemed (175,680,965) (99,553,901) (14,318,586) (43,323,279)
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 1,238,417,488 141,777,249 363,861,517 (6,849,571)
Total Increase (Decrease) in Net Assets 1,314,424,491 46,670,093 342,858,430 (26,413,931)
Net Assets ($):
Beginning of Period 438,156,332 391,486,239 86,427,459 112,841,390
End of Period 1,752,580,823 438,156,332 429,285,889 86,427,459
Changes in Shares Outstanding:
Shares sold 18,860,000 2,920,000 4,420,000 430,000
Shares redeemed (2,340,000) (1,270,000) (180,000) (520,000)
Net Increase (Decrease) in Shares Outstanding 16,520,000 1,650,000 4,240,000 (90,000)

See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF BNY Mellon International Equity ETF
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Operations ($):
Net investment income 574,658 1,071,686 5,771,949 3,664,805
Net realized gain (loss) on investments (1,504,160) 3,330,623 (3,711,228) (6,111,982)
Net change in unrealized appreciation (depreciation) on investments (3,330,152) (23,799,420) 32,504,280 (25,971,464)
Net Increase (Decrease) in Net Assets Resulting from
Operations (4,259,654) (19,397,111) 34,565,001 (28,418,641)
Distributions ($):
Distributions to shareholders (507,125) (1,135,186) (3,874,994) (3,935,206)
Beneficial Interest Transactions ($):
Proceeds from shares sold 67,571,125 23,680,450 296,934,267 58,965,267
Cost of shares redeemed (3,230,681) (148,204,287) — —
Transaction fees—Note 5 — — 12,689 —
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 64,340,444 (124,523,837) 296,946,956 58,965,267
Total Increase (Decrease) in Net Assets 59,573,665 (145,056,134) 327,636,963 26,611,420
Net Assets ($):
Beginning of Period 35,753,615 180,809,749 127,020,551 100,409,131
End of Period 95,327,280 35,753,615 454,657,514 127,020,551
Changes in Shares Outstanding:
Shares sold 780,000 260,000 4,400,000 900,000
Shares redeemed (40,000) (1,660,000) — —
Net Increase (Decrease) in Shares Outstanding 740,000 (1,400,000) 4,400,000 900,000

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF BNY Mellon Core Bond ETF
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Operations ($):
Net investment income 685,366 965,378 6,564,290 6,192,345
Net realized gain (loss) on investments (850,828) (1,092,332) (5,991,825) (5,998,306)
Net change in unrealized appreciation (depreciation) on investments 821,000 (11,232,453) 25,760,977 (53,636,794)
Net Increase (Decrease) in Net Assets Resulting from
Operations 655,538 (11,359,407) 26,333,442 (53,442,755)
Distributions ($):
Distributions to shareholders (505,787) (1,005,494) (6,266,765) (5,914,515)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment Adviser,
LLC—Note 3(a) — — 4,149 9,023
Beneficial Interest Transactions ($):
Proceeds from shares sold 57,798,839 — 82,408,353 253,670,821
Cost of shares redeemed — — (40,246,852) (17,019,797)
Transaction fees—Note 5 74,928 — 69,053 135,595
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 57,873,767 — 42,230,554 236,786,619
Total Increase (Decrease) in Net Assets 58,023,518 (12,364,901) 62,301,380 177,438,372
Net Assets ($):
Beginning of Period 26,046,238 38,411,139 372,187,483 194,749,111
End of Period 84,069,756 26,046,238 434,488,863 372,187,483
Changes in Shares Outstanding:
Shares sold 1,000,000 — 1,950,000 5,600,000
Shares redeemed — — (950,000) (400,000)
Net Increase (Decrease) in Shares Outstanding 1,000,000 — 1,000,000 5,200,000

See Notes to Financial Statements
BNY Mellon Short Duration Corporate
Bond ETF BNY Mellon High Yield Beta ETF
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Operations ($):
Net investment income 685,694 890,962 6,921,737 2,680,876
Net realized gain (loss) on investments (467,303) (599,851) (1,657,912) (2,134,045)
Net change in unrealized appreciation (depreciation) on investments 2,211,687 (4,798,929) (2,652,789) (6,138,689)
Net Increase (Decrease) in Net Assets Resulting from
Operations 2,430,078 (4,507,818) 2,611,036 (5,591,858)
Distributions ($):
Distributions to shareholders (672,430) (1,025,927) (5,117,116) (3,578,680)
Beneficial Interest Transactions ($):
Proceeds from shares sold — 17,453,630 340,664,585 68,727,238
Cost of shares redeemed (2,342,315) (2,362,177) (77,608,251) (56,933,620)
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions (2,342,315) 15,091,453 263,056,334 11,793,618
Total Increase (Decrease) in Net Assets (584,667) 9,557,708 260,550,254 2,623,080
Net Assets ($):
Beginning of Period 52,854,588 43,296,880 50,416,489 47,793,409
End of Period 52,269,921 52,854,588 310,966,743 50,416,489
Changes in Shares Outstanding:
Shares sold — 350,000 7,150,000 1,400,000
Shares redeemed (50,000) (50,000) (1,650,000) (1,150,000)
Net Increase (Decrease) in Shares Outstanding (50,000) 300,000 5,500,000 250,000

FINANCIAL HIGHLIGHTS
The following tables describe the performance for the fiscal periods indicated and these figures have been derived from the funds’ financial statements.
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended October 31,
For the Period from
April 9, 2020
(a)
to
October 31, 2020 2022 2021
Per Share Data ($):
Net asset value, beginning of period 71.24 87.00 61.95 50.00
Investment Operations:
Net investment income
(b)
0.63 1.15 1.06 0.56
Net realized and unrealized gain (loss) on investments 6.00 (15.81) 24.90 11.81
Total from Investment Operations 6.63 (14.66) 25.96 12.37
Distributions:
Dividends from net investment income (0.56) (1.10) (0.91) (0.42)
Net asset value, end of period 77.31 71.2 4 87.00 61.95
Market price, end of period
(c)
77.26 71.29 87.03 61.82
Net Asset Value Total Return (%)
(d)
9.35 (16.91) 42.08 24.76
Market Price Total Return (%)
(d)
9.21 (16.90) 42.42 24.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
(e),(f)
–
(f)
–
(f)
–
(e)
Ratio of net investment income to average net assets 1.72
(e),(f)
1.47
(f)
1.35
(f)
1.63
(e)
Portfolio Turnover Rate
(g)
1.28 5.74 10.53 10.62
Net Assets, end of period ($ x 1,000) 1,752,581 438,156 391,486 93,045
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon US Mid Cap Core Equity ETF
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended October 31,
For the Period from
April 9, 2020
(a)
to
October 31, 2020 2022 2021
Per Share Data ($):
Net asset value, beginning of period 77.86 94.03 65.66 50.00
Investment Operations:
Net investment income
(b)
0.74 1.32 1.07 0.50
Net realized and unrealized gain (loss) on investments 2.25
(c)
(16.18) 28.28 15.63
Total from Investment Operations 2.99 (14.86) 29.35 16.13
Distributions:
Dividends from net investment income (0.61) (1.31) (0.98) (0.47)
Net asset value, end of period 80.24 77.86 94.03 65.66
Market price, end of period
(d)
80.23 77.86 94.11 65.55
Net Asset Value Total Return (%)
(e)
3.85 (15.88) 44.87 32.27
Market Price Total Return (%)
(e)
3.84 (15.94) 45.23 32.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(f),(g)
0.04
(g)
0.04
(g)
0.04
(f)
Ratio of net investment income to average net assets 1.86
(f),(g)
1.55
(g)
1.24
(g)
1.43
(f)
Portfolio Turnover Rate
(h)
5.37 25.97 32.65 21.26
Net Assets, end of period ($ x 1,000) 429,286 86,427 112,841 39,396
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
Annualized.
(g)
Amounts do not include the expenses of the underlying fund.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended October 31,
For the Period from
April 9, 2020
(a)
to
October 31, 2020 2022 2021
Per Share Data ($):
Net asset value, beginning of period 79.45 97.73 67.17 50.00
Investment Operations:
Net investment income
(b)
0.73 1.22 1.25 0.49
Net realized and unrealized gain (loss) on investments 0.51
(c)
(18.22) 30.31 17.14
Total from Investment Operations 1.24 (17.00) 31.56 17.63
Distributions:
Dividends from net investment income (0.58) (1.28) (1.00) (0.46)
Net asset value, end of period 80.11 79.45 97.73 67.17
Market price, end of period
(d)
80.04 79.50 97.86 67.03
Net Asset Value Total Return (%)
(e)
1.57 (17.45) 47.08 35.30
Market Price Total Return (%)
(e)
1.43 (17.50) 47.59 35.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(f),(g)
0.04
(g)
0.04
(g)
0.04
(f)
Ratio of net investment income to average net assets 1.81
(f),(g)
1.36
(g)
1.34
(g)
1.37
(f)
Portfolio Turnover Rate
(h)
7.90 37.93 50.09 32.54
Net Assets, end of period ($ x 1,000) 95,327 35,754 180,810 40,302
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
Annualized.
(g)
Amounts do not include the expenses of the underlying fund.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon International Equity ETF
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2022 2021
Per Share Data ($):
Net asset value, beginning of period 56.45 74.38 56.06 50.00
Investment Operations:
Net investment income
(b)
1.31 2.03 1.82 0.76
Net realized and unrealized gain (loss) on investments 11.28 (17.83) 18.31 6.00
Total from Investment Operations 12.59 (15.80) 20.13 6.76
Distributions:
Dividends from net investment income (0.67) (2.13) (1.81) (0.70)
Transaction fees
(b)
0.00
(c)
— — —
Net asset value, end of period 68.37 56.45 74.38 56.06
Market price, end of period
(d)
68.49 56.52 74.86 56.66
Net Asset Value Total Return (%)
(e)
22.33 (21.49) 36.10 13.49
Market Price Total Return (%)
(e)
22.40 (21.92) 35.52 14.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(f),(g)
0.04
(g)
0.04
(g)
0.04
(f)
Ratio of net investment income to average net assets 4.07
(f),(g)
3.15
(g)
2.57
(g)
2.55
(f)
Portfolio Turnover Rate
(h)
8.81 19.30 13.49 12.82
Net Assets, end of period ($ x 1,000) 454,658 127,021 100,409 30,834
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
Annualized.
(g)
Amounts do not include the expenses of the underlying fund.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2022 2021
Per Share Data ($):
Net asset value, beginning of period 47.36 69.84 62.45 50.00
Investment Operations:
Net investment income
(b)
0.66 1.76 1.47 0.81
Net realized and unrealized gain (loss) on investments 6.55
(c)
(22.41) 7.69 12.40
Total from Investment Operations 7.21 (20.65) 9.16 13.21
Distributions:
Dividends from net investment income (0.40) (1.83) (1.77) (0.76)
Transaction fees
(b)
0.07 — — —
Net asset value, end of period 54.24 47.36 69.84 62.45
Market price, end of period
(d)
54.54 47.53 69.90 62.92
Net Asset Value Total Return (%)
(e)
15.36 (29.91) 14.61 26.52
Market Price Total Return (%)
(e)
15.60 (29.76) 13.83 27.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.11
(f),(g)
0.11
(g)
0.11
(g)
0.11
(f)
Ratio of net investment income to average net assets 2.48
(f),(g)
2.90
(g)
2.00
(g)
2.63
(f)
Portfolio Turnover Rate
(h)
7.17 15.00 17.42 12.84
Net Assets, end of period ($ x 1,000) 84,070 26,046 38,411 34,351
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
Annualized.
(g)
Amounts do not include the expenses of the underlying fund.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon Core Bond ETF
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2022 2021
Per Share Data ($):
Net asset value, beginning of period 40.68 49.30 50.27 50.00
Investment Operations:
Net investment income
(b)
0.68 0.96 0.55 0.32
Net realized and unrealized gain (loss) on investments 2.10 (8.68) (0.75) 0.33
Total from Investment Operations 2.78 (7.72) (0.20) 0.65
Distributions:
Dividends from net investment income (0.66) (0.92) (0.77) (0.38)
Transaction fees
(b)
0.01 0.02 — —
Net asset value, end of period 42.81 40.68 49.30 50.27
Market price, end of period
(c)
42.83 40.66 49.33 50.29
Net Asset Value Total Return (%)
(d)
6.89 (15.82) (0.41) 1.30
Market Price Total Return (%)
(d)
6.99 (15.89) (0.38) 1.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
(e),(f)
–
(f)
–
(f)
–
(e)
Ratio of net investment income to average net assets 3.25
(e),(f)
2.15
(f)
1.12
(f)
1.20
(e)
Portfolio Turnover Rate
(g)
38.68 84.75 105.97 27.32
Net Assets, end of period ($ x 1,000) 434,489 372,187 194,745 45,248
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon Short Duration Corporate Bond ETF
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2022 2021
Per Share Data ($):
Net asset value, beginning of period 45.96 50.94 51.60 50.00
Investment Operations:
Net investment income
(b)
0.61 0.81 0.70 0.44
Net realized and unrealized gain (loss) on investments 1.54 (4.83) (0.44) 1.53
Total from Investment Operations 2.15 (4.02) 0.26 1.97
Distributions:
Dividends from net investment income (0.59) (0.75) (0.72) (0.37)
Dividends from net realized gain on investments — (0.21) (0.20) —
Net asset value, end of period 47.52 45.96 50.94 51.60
Market price, end of period
(c)
47.53 45.95 50.96 51.65
Net Asset Value Total Return (%)
(d)
4.71 (7.99) 0.49 3.94
Market Price Total Return (%)
(d)
4.76 (8.05) 0.44 4.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.06
(e),(f)
0.06
(f)
0.06
(f)
0.06
(e)
Ratio of net investment income to average net assets 2.60
(e),(f)
1.67
(f)
1.37
(f)
1.65
(e)
Portfolio Turnover Rate
(g)
15.73 40.55 41.25 24.94
Net Assets, end of period ($ x 1,000) 52,270 52,855 43,297 28,380
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon High Yield Beta ETF
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2022 2021
Per Share Data ($):
Net asset value, beginning of period 45.83 56.23 54.06 50.00
Investment Operations:
Net investment income
(b)
1.75 2.76 2.80 1.70
Net realized and unrealized gain (loss) on investments 1.17
(c)
(9.25) 2.66 3.74
Total from Investment Operations 2.92 (6.49) 5.46 5.44
Distributions:
Dividends from net investment income (1.63) (2.93) (2.87) (1.38)
Dividends from net realized gain on investments — (0.98) (0.42) —
Net asset value, end of period 47.12 45.83 56.23 54.06
Market price, end of period
(d)
47.22 45.76 56.24 54.08
Net Asset Value Total Return (%)
(e)
6.45 (12.09) 10.27 10.94
Market Price Total Return (%)
(e)
6.84 (12.26) 10.25 10.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.22
(f),(g)
0.22
(g)
0.22
(g)
0.22
(f)
Ratio of net investment income to average net assets 7.63
(f),(g)
5.51
(g)
4.98
(g)
6.06
(f)
Portfolio Turnover Rate
(h)
15.63 35.81 61.03 39.43
Net Assets, end of period ($ x 1,000) 310,967 50,416 47,793 54,062
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
Annualized.
(g)
Amounts do not include the expenses of the underlying fund.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon ETF Trust (the “Trust”) is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management
investment company. The Trust operates as a series company
currently consisting of fifteen series, including the following diversified funds: BNY Mellon US Large Cap Core Equity ETF,
BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon
Core Bond ETF, BNY Mellon Short Duration Corporate Bond
ETF and BNY Mellon High Yield Beta ETF (each, a “fund”
and collectively, the “funds”). The investment objective of each fund is to seek to track the performance of an underlying index, as reflected in the table below. BNY Mellon ETF Investment
Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of
The Bank of New York Mellon Corporation (“BNY Mellon”),
serves as each fund’s investment adviser. The Bank of New
York Mellon, a subsidiary of BNY Mellon and an affiliate of
the Adviser, serves as administrator, custodian and transfer agent with the Trust. Mellon Investments Corporation (“Mellon”), an
indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as each fund’s sub-adviser, except for
BNY Mellon High Yield Beta ETF. Insight North America LLC
(“INA”), an indirect wholly-owned subsidiary of BNY Mellon
and an affiliate of the Adviser, serves as BNY Mellon High Yield
Beta ETF’s sub-adviser. BNY Mellon Securities Corporation
(the “Distributor”), an indirect wholly-owned subsidiary of the
Adviser, is the distributor of each fund’s shares.
†
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
††
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg
Indices. Bloomberg is not affiliated with the Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
The shares of the funds are referred to herein as “Shares” or
“fund’s Shares.” Each fund’s Shares are listed and traded on
NYSE Arca, Inc. The market price of each Share may differ
to some degree from a fund’s net asset value (“NAV”). Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of
Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation
Units by Authorized Participants, the Shares are not individually redeemable securities of the funds. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other
national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV
(premium) or less than NAV (discount). When buying or selling
Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources
of authoritative GAAP for SEC registrants. Each fund is an
investment company and applies the accounting and reporting
guidance of the FASB ASC Topic 946 Financial Services-
Investment Companies. Each fund’s financial statements are
prepared in accordance with GAAP, which may require the use
of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund’s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of
indemnifications. The funds’ maximum exposure under
these arrangements is unknown. The funds do not anticipate
recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active
 Fund Name Underlying Index
BNY Mellon US Large Cap Core Equity ETF Morningstar
®
US Large Cap Index
SM †
BNY Mellon US Mid Cap Core Equity ETF Morningstar
®
US Mid Cap Index
SM †
BNY Mellon US Small Cap Core Equity ETF Morningstar
®
US Small Cap Index
SM †
BNY Mellon International Equity ETF Morningstar
®
Developed Markets ex-US Large Cap Index
SM †
BNY Mellon Emerging Markets Equity ETF Morningstar
®
Emerging Markets Large Cap Index
SM †
BNY Mellon Core Bond ETF Bloomberg US Aggregate Total Return Index
††
BNY Mellon Short Duration Corporate Bond ETF Bloomberg US Corporate 1-5 Years Total Return Index
††
BNY Mellon High Yield Beta ETF Bloomberg US Corporate High Yield Total Return Index
††

markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated
the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Board. Investments for which quoted bid
prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a
Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers;
and general market conditions. Each Service and independent
valuation firm is engaged under the general oversight of the
Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on
disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of April 30, 2023 in valuing each fund’s investments:

NOTES TO FINANCIAL STATEMENTS
(continued)
Fair Value Measurements
Marie
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon US Large Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 1,749,416,960 — — 1,749,416,960
Investment Companies 1,394,276 — — 1,394,276
Other Financial Instruments:
Futures
††
104,837 — — 104,837
BNY Mellon US Mid Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 427,754,175 — — 427,754,175
Investment Companies 1,310,675 — — 1,310,675
Investment of Cash Collateral for
Securities Loaned 2,781,047 — — 2,781,047
Other Financial Instruments:
Futures
††
50,279 — — 50,279
BNY Mellon US Small Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 95,108,873 — — 95,108,873
Investment Companies 129,126 — — 129,126
Investment of Cash Collateral for
Securities Loaned 2,140,497 — — 2,140,497
Liabilities ($)
Other Financial Instruments:
Futures
††
(1,818) — — (1,818)
BNY Mellon International Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 449,948,307 — 0 449,948,307
Preferred Stocks 1,541,844 — — 1,541,844
Investment Companies 183,297 — — 183,297
Other Financial Instruments:
Futures
††
105,240 — — 105,240
BNY Mellon Emerging Markets Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 81,908,405 — 0 81,908,405
Preferred Stocks 1,943,552 — 0 1,943,552
Investment Companies 90,968 — — 90,968
Investment of Cash Collateral for
Securities Loaned 88,119 — — 88,119
Liabilities ($)
Other Financial Instruments:
Futures
††
(84) — — (84)
BNY Mellon Core Bond ETF
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 1,995,147 — 1,995,147
Commercial Mortgage-Backed Securities — 3,751,793 — 3,751,793
Corporate Bonds — 106,764,553 — 106,764,553
Foreign Governmental — 6,960,803 — 6,960,803
Municipal Securities — 1,446,087 — 1,446,087
Supranational Bank — 6,242,386 — 6,242,386
U.S. Government Agencies — 126,276,441 — 126,276,441
U.S. Treasury Government Securities — 178,262,171 — 178,262,171
Investment Companies 10,447,346 — — 10,447,346
Investment of Cash Collateral for
Securities Loaned 2,040,658 — — 2,040,658
Liabilities ($)
TBA Sale Commitments — (138,045) — (138,045)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon Short Duration Corporate Bond ETF
Assets ($)
Investments In Securities:
†
Corporate Bonds — 51,666,597 — 51,666,597
Investment Companies 1,249,338 — — 1,249,338
Investment of Cash Collateral for
Securities Loaned 1,041,640 — — 1,041,640
BNY Mellon High Yield Beta ETF
Assets ($)
Investments In Securities:
†
Corporate Bonds — 303,219,210 — 303,219,210
Investment Companies 2,383,539 — — 2,383,539
Investment of Cash Collateral for
Securities Loaned 12,325,393 — — 12,325,393
Other Financial Instruments:
Centrally Cleared Credit Default Swaps
††
— 54,653 — 54,653
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the
Statement of Assets and liabilities.
Common Stocks ($)
BNY Mellon International Equity ETF
Balance as of 10/31/2022
†
0
Purchases/Issuances —
Sales/Dispositions —
Net realized gain (loss) —
Change in unrealized appreciation (depreciation) —
Transfers into Level 3 —
Transfers out of Level 3 —
Balance as of 4/30/2023
†
0
The amount of total net gain (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 4/30/2023 —
Common Stocks &
Preferred Stocks ($)
BNY Mellon Emerging Markets Equity ETF
Balance as of 10/31/2022
†
0
Purchases/Issuances —
Sales/Dispositions —
Net realized gain (loss) —
Change in unrealized appreciation (depreciation) —
Transfers into Level 3 —
Transfers out of Level 3 —
Balance as of 4/30/2023
†
0
The amount of total net gain (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 4/30/2023 —
†
Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

NOTES TO FINANCIAL STATEMENTS
(continued)
(b) Foreign currency transactions: Each relevant fund does
not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from
the fluctuations arising from changes in the market prices
of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on
securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and
the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: Each relevant fund may be subject to foreign
taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest. These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April
30, 2023, if any, are disclosed in the funds’ Statements of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is
recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the
Adviser, or U.S. Government and Agency securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required
to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
The table below summarizes the amount BNY Mellon earned
from each relevant fund from lending portfolio securities,
pursuant to the securities lending agreement during the period ended April 30, 2023.
Securities Lending Agreement
(d) Affiliated issuers: Investments in other investment
companies advised by the Adviser are defined as “affiliated”
under the Act.
(e) Market Risk: The value of the securities in which each
fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-
wide in response by governments, including closing borders,
restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Foreign Investment Risk: To the extent each relevant fund
invests in foreign securities, each fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency
fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information,
political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government
restrictions by the United States and other governments, or
problems in share registration, settlement or custody, may result in losses and/or may impact the correlation between each fund and index performance. Investments denominated the foreign
BNY Mellon US Large Cap Core Equity ETF $ 1,046
BNY Mellon US Mid Cap Core Equity ETF 3,867
BNY Mellon US Small Cap Core Equity ETF 7,389
BNY Mellon International Equity ETF 155
BNY Mellon Emerging Markets Equity ETF 81
BNY Mellon Core Bond ETF 1,756
BNY Mellon Short Duration Corporate Bond ETF 801
BNY Mellon High Yield Beta ETF 5,323

currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by each fund. To the extent securities held by each fund trade in a market that is closed when the exchange on which each fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in each fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.
Emerging Market Risk: The securities of issuers located or
doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. There may
be less information publicly available about an emerging market issuer than about a developed market issuer and/or the available information may be outdated or unreliable. In addition, emerging market issuers may not be subject to accounting, auditing,
legal and financial reporting standards comparable to those in developed markets, potentially making it difficult to evaluate such issuers. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Additionally, investments in these countries may have restrictions that make it difficult or impossible for each fund to exercise rights, pursue legal remedies, and obtain judgements in foreign courts. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, greater vulnerability to market manipulation, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. These risks may impact the correlation between each fund and index performance.
Debt Risk: BNY Mellon Core Bond ETF, BNY Mellon Short
Duration Corporate Bond ETF and BNY Mellon High Yield
Beta ETF invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High Yield (“junk”)
bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.
(f) Dividends and distributions to shareholders: Dividends
and distributions payable to shareholders are recorded by
each fund on the ex-dividend date. BNY Mellon US Large
Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity
ETF, BNY Mellon US Small Cap Core Equity ETF, BNY
Mellon International Equity ETF and BNY Mellon Emerging
Markets Equity ETF normally declare and pay dividends from
net investment income quarterly. BNY Mellon Core Bond ETF,
BNY Mellon Short Duration Corporate Bond ETF and BNY
Mellon High Yield Beta ETF normally declare and pay dividends from net investment income monthly. Income dividends for each fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).
To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of each fund to
continue to qualify as a regulated investment company, if
such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the period ended April 30, 2023, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations.
During the period ended April 30, 2023, the funds did not incur any interest or penalties.
Each tax year in the three-year period ended October 31,
2022 remains subject to examination by the Internal Revenue
Service and state taxing authorities.
The funds are permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The table below summarizes each relevant fund’s accumulated
capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2022.

NOTES TO FINANCIAL STATEMENTS
(continued)
Capital Loss Carryover
The table below summarizes each fund’s tax character of
distributions paid to shareholders during the fiscal period
ended October 31, 2022. The tax character of current year
distributions will be determined at the end of the current fiscal year.
Tax Character of Distributions Paid
(h) New Accounting Pronouncement: In 2020, the FASB
issued Accounting Standards Update 2020-04, Reference Rate
Reform (Topic 848): Facilitation of the Effects of Reference
Rate Reform on Financial Reporting, which provides optional
guidance to ease the potential burden in accounting for (or
recognizing the effects of) reference rate reform on financial reporting.
The objective of the guidance in Topic 848 is to provide temporary relief during the transition period. The FASB included a sunset provision within Topic 848 based on expectations of when the
London Interbank Offered Rate (“LIBOR”) would cease being
published. At the time that Update 2020-04 was issued, the UK
Financial Conduct Authority (FCA) had established its intent that it would no longer be necessary to persuade, or compel, banks to submit to LIBOR after December 31, 2021. As a result, the sunset provision was set for December 31, 2022—12 months after the expected cessation date of all currencies and tenors of
LIBOR.
In March 2021, the FCA announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD
LIBOR would be June 30, 2023, which is beyond the current
sunset date of Topic 848.
Because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in this Update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024
(“FASB Sunset Date”), after which entities will no longer be permitted to apply the relief in Topic 848.
Management had evaluated the impact of Topic 848 on the
fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the Reference Rate Reform. Management has no concerns
in adopting Topic 848 by FASB Sunset Date. Management
will continue to work with other financial institutions and
counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines. As of April 30,
2023, management believes these accounting standards have no impact on the fund and does not have any concerns of adopting the regulations by FASB Sunset Date.
NOTE 3—Management Fee, Sub-Advisory Fee and
Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is payable monthly and computed at an annual
rate on the average daily value of each fund’s net assets of which are summarized in the table below.
Short-Term
Losses
Long-Term
Losses Total
BNY Mellon US Large Cap Core Equity ETF $6,621,154 $2,679,219 $9,300,373
BNY Mellon US Mid Cap Core Equity ETF 3,160,848 2,194,963 5,355,811
BNY Mellon US Small Cap Core Equity ETF 6,302,194 2,540,666 8,842,860
BNY Mellon International Equity ETF 4,610,255 841,108 5,451,363
BNY Mellon Emerging Markets Equity ETF 1,047,422 379,053 1,426,475
BNY Mellon Core Bond ETF 3,943,173 1,257,254 5,200,427
BNY Mellon Short Duration Corporate Bond ETF 265,079 196,214 461,293
BNY Mellon High Yield Beta ETF 635,116 126,408 761,524
Ordinary
Income
†
2022
Long-Term
Capital Gains
2022
BNY Mellon US Large Cap Core Equity ETF $6,591,566 $-
BNY Mellon US Mid Cap Core Equity ETF 1,602,989 -
BNY Mellon US Small Cap Core Equity ETF 1,135,186 -
BNY Mellon International Equity ETF 3,935,206 -
BNY Mellon Emerging Markets Equity ETF 1,005,494 -
BNY Mellon Core Bond ETF 5,914,515 -
BNY Mellon Short Duration Corporate Bond ETF 920,266 105,661
BNY Mellon High Yield Beta ETF 3,578,680 -
†
Includes short-term capital gain distributions, if any.

Management Agreement Fees
For BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon
Short Duration Corporate Bond ETF and BNY Mellon High
Yield Beta ETF, each fund’s management agreement provides
that the Adviser pays substantially all expenses of such fund, except for the management fees, payments under the fund’s 12b-
1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
For BNY Mellon US Large Cap Core Equity ETF and BNY
Mellon Core Bond ETF, each fund’s management agreement
provides that the Adviser pays substantially all expenses of such fund, except for the management fees, interest expenses, taxes, brokerage commissions, costs of holding shareholder
meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business. For BNY Mellon US Large Cap Core Equity
ETF and BNY Mellon Core Bond ETF, each fund’s management
agreement provides that the Adviser pays all acquired fund fees and expenses.
The Adviser may from time to time voluntarily waive and/or
reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. For financial
reporting purposes such payments pursuant to undertakings
above will be considered a reduction in expenses presented in the Statement of Operations. If such payments made to certain funds would be excess over expenses borne directly by each
fund, such payments will be considered Capital Contributions from Adviser presented in the Statement of Changes. During
the period ended April 30, 2023, there was no impact on the
Total Return of each relevant fund as a result of the Capital
Contributions from Adviser.
The table below summarizes the amounts pursuant to
undertakings during the period ended April 30, 2023.
Capital Contributions from Adviser Pursuant to undertakings
Pursuant to a sub-investment advisory agreement between
Mellon and the Adviser, the Adviser pays Mellon a monthly fee at an annual percentage of the value of each fund’s average daily net assets, except for BNY Mellon High Yield Beta ETF which
pays INA a monthly fee at an annual percentage of the value
of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which
each fund may rely, to use a manager of managers approach
that permits the Adviser, subject to certain conditions and
approval by the Board, to enter into and materially amend sub-
investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves each fund from disclosing the sub-advisory fee paid by the Adviser to a sub-adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents
filed with the SEC and provided to shareholders; such fees
are to be aggregated with fees payable to the Adviser. The
Adviser has ultimate responsibility (subject to oversight by the
Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
For each fund, the Adviser pays a contractual fee rate to Mellon and INA as applicable to each fund’s sub-investment advisory agreement, at the annual rate set forth in the table below (stated
as a percentage of each fund’s average daily net assets). The
Adviser, and not the funds, pays the Mellon and INA fee rate as applicable to each fund’s sub-investment advisory agreement.
Sub-Investment Advisory Agreement Fees
(b) Each fund has an arrangement with The Bank of New York
Mellon (the “Custodian”), a subsidiary of BNY Mellon and an
affiliate of the Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are
maintained. For financial reporting purposes, each fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
BNY Mellon US Large Cap Core Equity ETF 0.00%
BNY Mellon US Mid Cap Core Equity ETF 0.04%
BNY Mellon US Small Cap Core Equity ETF 0.04%
BNY Mellon International Equity ETF 0.04%
BNY Mellon Emerging Markets Equity ETF 0.11%
BNY Mellon Core Bond ETF 0.00%
BNY Mellon Short Duration Corporate Bond ETF 0.06%
BNY Mellon High Yield Beta ETF 0.22%
BNY Mellon US Large Cap Core Equity ETF $ 752
BNY Mellon US Mid Cap Core Equity ETF -
BNY Mellon US Small Cap Core Equity ETF -
BNY Mellon International Equity ETF -
BNY Mellon Emerging Markets Equity ETF -
BNY Mellon Core Bond ETF 4,149
BNY Mellon Short Duration Corporate Bond ETF -
BNY Mellon High Yield Beta ETF -
BNY Mellon US Large Cap Core Equity ETF 0.02%
BNY Mellon US Mid Cap Core Equity ETF 0.02%
BNY Mellon US Small Cap Core Equity ETF 0.02%
BNY Mellon International Equity ETF 0.02%
BNY Mellon Emerging Markets Equity ETF 0.055%
BNY Mellon Core Bond ETF 0.03%
BNY Mellon Short Duration Corporate Bond ETF 0.03%
BNY Mellon High Yield Beta ETF 0.11%

NOTES TO FINANCIAL STATEMENTS
(continued)
The table below summarized the components of “Due to BNY
Mellon ETF Investment Adviser, LLC” in the Statements of
Assets and Liabilities for each fund.
Due to BNY Mellon ETF Investment Adviser, LLC
(c) Each Board member serves as a Board member of each
fund within the Trust. The Board members are not compensated directly by the funds. The Board members are paid by the
Adviser from the unitary management fee paid to the Adviser
by the funds. The quarterly fees are paid by the Adviser from unitary management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The table below summarizes each fund’s aggregate amount of
purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities, futures and swap agreements and in-kind transactions, during the period ended
April 30, 2023.
Purchases and Sales
Derivatives: A derivative is a financial instrument whose
performance is derived from the performance of another asset.
The SEC adopted Rule 18f-4 under the Act, which regulates the use of derivatives transactions for certain funds registered under the Act. Each relevant fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of derivatives does not exceed
10% of the fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the
period ended April 30, 2023
is discussed
below.
Futures: In the normal course of pursuing their investment
objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US
Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core
Equity ETF, BNY Mellon International Equity ETF and BNY
Mellon Emerging Markets Equity ETF invest in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the
future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is
traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
which are recorded in the Statements of Operations.
When the contracts are closed, the fund recognizes a realized gain or loss
which is reflected in the Statements of Operations.
There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2023, are set forth in the Statement of Investments for each fund.
Swap Agreements: BNY Mellon High Yield Beta ETF enters
into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity
(sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a
daily basis, with the net amount recorded within unrealized
appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations.
Management
fees
Capital Contributions from
Adviser to be received
BNY Mellon US Large Cap Core Equity ETF $ - $ 190
BNY Mellon US Mid Cap Core Equity ETF 13,906 -
BNY Mellon US Small Cap Core Equity ETF 3,134 -
BNY Mellon International Equity ETF 14,804 -
BNY Mellon Emerging Markets Equity ETF 7,672 -
BNY Mellon Core Bond ETF - 821
BNY Mellon Short Duration Corporate Bond ETF 2,571 -
BNY Mellon High Yield Beta ETF 61,081 -
Purchases Sales
BNY Mellon US Large Cap Core Equity ETF $ 13,002,511 $ 12,625,477
BNY Mellon US Mid Cap Core Equity ETF 12,565,906 13,357,788
BNY Mellon US Small Cap Core Equity ETF 4,875,433 4,845,038
BNY Mellon International Equity ETF 31,806,130 24,015,543
BNY Mellon Emerging Markets Equity ETF 54,229,990 3,772,303
BNY Mellon Core Bond ETF 167,359,025 155,465,805
BNY Mellon Short Duration Corporate Bond ETF 8,177,317 8,974,710
BNY Mellon High Yield Beta ETF 25,445,816 26,038,478

Upfront payments made and/or received by the fund, are
recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded
for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to
the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation.
For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are
limited to the notional amount of each swap. Credit default
swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement
which may exceed the amount of unrealized appreciation or
depreciation reflected in the Statement of Assets and Liabilities.
Notional amounts of all credit default swap agreements are
disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the
fund. These potential amounts would be partially offset by
any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net
amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April
30, 2023 are set forth in the Statement of Investments for the fund.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted)
the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the funds’ exposure to different
types of market risk as it relates to the Statements of Assets and
Liabilities and the Statements of Operations, respectively.
Fair value of derivative instruments as of April 30, 2023 is shown below:
Statement of Assets and Liabilities location:
(a)
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(b)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Only unpaid variation margin on cleared swap agreements is reported in the Statements of Assets and Liabilities.
Derivative
Assets ($)
Derivative
Liabilities ($)
BNY Mellon US Large Cap Core Equity ETF
Equity risk
(a)
104,837 -
BNY Mellon US Mid Cap Core Equity ETF
Equity risk
(a)
50,279 -
BNY Mellon US Small Cap Core Equity ETF
Equity risk
(a)
- (1,818)
BNY Mellon International Equity ETF
Equity risk
(a)
105,240 -
BNY Mellon Emerging Markets Equity ETF
Equity risk
(a)
- (84)
BNY Mellon High Yield Beta ETF
Credit risk
(b)
54,653 -

NOTES TO FINANCIAL STATEMENTS
(continued)
The effect of derivative instruments in the Statements of
Operations during the period ended April 30, 2023 is shown
below:
The following table summarizes the average market value of
derivatives outstanding during the period ended April 30, 2023:
The following table summarizes the average notional value of derivatives outstanding during the period ended April 30, 2023:
The table below summarizes the gross appreciation, gross
depreciation and accumulated net unrealized appreciation
(depreciation) on investments inclusive of derivative contracts for each fund at April 30, 2023.
At April 30, 2023, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially
the same as the cost for financial reporting purposes (see the
Statements of Investments).
Amount of realized gain (loss) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk 36,587 - 36,587
BNY Mellon US Mid Cap Core Equity ETF
Equity risk 53,734 - 53,734
BNY Mellon US Small Cap Core Equity ETF
Equity risk (6,182) - (6,812)
BNY Mellon International Equity ETF
Equity risk 128,559 - 128,559
BNY Mellon Emerging Markets Equity ETF
Equity risk 11,684 - 11,684
BNY Mellon High Yield Beta ETF
Credit risk - 34,458 34,458
Net change in unrealized appreciation (depreciation) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk 98,942 - 98,942
BNY Mellon US Mid Cap Core Equity ETF
Equity risk 27,034 - 27,034
BNY Mellon US Small Cap Core Equity ETF
Equity risk (5,453) - (5,453)
BNY Mellon International Equity ETF
Equity risk 86,164 - 86,164
BNY Mellon Emerging Markets Equity ETF
Equity risk 2,428 - 2,428
BNY Mellon High Yield Beta ETF
Credit risk - (1,170) (1,170)
Average Market
Value
BNY Mellon US Large Cap Core Equity ETF
Equity risk futures $ 2,152,332
BNY Mellon US Mid Cap Core Equity ETF
Equity risk futures 858,631
BNY Mellon US Small Cap Core Equity ETF
Equity risk futures 182,814
BNY Mellon International Equity ETF
Equity risk futures 1,069,807
BNY Mellon Emerging Markets Equity ETF
Equity risk futures 161,664
Average
Notional Value
BNY Mellon High Yield Beta ETF
Credit risk swap agreements $ 2,307,714

Accumulated Net Unrealized Appreciation (Depreciation)
NOTE 5—Shareholder Transactions:
Each fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized
Participants” (typically market makers or other broker-dealers)
only in a large specified number of shares called a Creation
Unit. Except when aggregated in Creation Units, shares of each fund are not redeemable. The value of each fund is determined once each business day. The Creation Unit size for a fund
may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for
cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for each fund is in-
kind, although this may be revised at any time without notice.
The Trust issues and sells shares of each fund only: in Creation
Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for each fund are disclosed in detail in the Statements of
Changes in Net Assets. The consideration for the purchase of
Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may
pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of
Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such
variable charges, if any, are included in “Transaction fees” in the
Statements of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-
kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the funds. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.
The table below summarizes each fund’s in-kind transactions
associated with creations and redemptions, during the period ended April 30, 2023.
In-Kind Transactions
Gross
Appreciation
Gross
(Depreciation) Net
BNY Mellon US Large Cap Core Equity ETF $ 91,879,522 $(78,854,294) $13,025,228
BNY Mellon US Mid Cap Core Equity ETF 14,376,230 (32,689,156) (18,312,926)
BNY Mellon US Small Cap Core Equity ETF 3,920,635 (13,543,406) (9,622,771)
BNY Mellon International Equity ETF 31,089,985 (10,438,412) 20,651,573
BNY Mellon Emerging Markets Equity ETF 5,393,218 (7,035,186) (1,641,968)
BNY Mellon Core Bond ETF 1,419,291 (30,701,246) (29,281,955)
BNY Mellon Short Duration Corporate Bond ETF 127,170 (2,691,454) (2,564,284)
BNY Mellon High Yield Beta ETF 1,352,851 (8,693,378) (7,340,527)
Cost of
Securities
Received
Value of
Securities
Delivered
BNY Mellon US Large Cap Core Equity ETF $ 1,412,997,206 $ 175,509,451
BNY Mellon US Mid Cap Core Equity ETF 378,111,778 14,332,438
BNY Mellon US Small Cap Core Equity ETF 67,478,495 3,223,870
BNY Mellon International Equity ETF 288,874,594 -
BNY Mellon Emerging Markets Equity ETF 7,343,465 -
BNY Mellon Core Bond ETF 57,981,164 28,242,804
BNY Mellon Short Duration Corporate Bond ETF - 1,463,667
BNY Mellon High Yield Beta ETF 333,352,085 75,442,508

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS
(Unaudited)
At a meeting held February 8, 2023, the Board of Trustees of the
Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company
Act of 1940, as amended, evaluated (i) proposals to continue the
Management Agreement (the “Agreement”) between the Trust
and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”)
with respect to the BNY Mellon US Large Cap Core Equity ETF,
BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon
Core Bond ETF, BNY Mellon Short Duration Corporate Bond
ETF, and BNY Mellon High Yield Beta ETF (each a “fund”
and collectively, the “funds”); (ii) proposals to continue the sub-
investment advisory agreement between the Adviser and Mellon
Investments Corporation (“Mellon”), an affiliate of the Adviser, on behalf of BNY Mellon US Large Cap Core Equity ETF, BNY
Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small
Cap Core Equity ETF, BNY Mellon International Equity ETF,
BNY Mellon Emerging Markets Equity ETF, BNY Mellon Core
Bond ETF, and BNY Mellon Short Duration Corporate Bond
ETF; and (iii) a proposal to continue the sub-investment advisory agreement between the Adviser and Insight North America LLC
(“INA”), an affiliate of the Adviser, on behalf of BNY Mellon
High Yield Beta ETF (each sub-investment advisory agreement
collectively with the Agreement, the “Agreements”; Mellon
and INA collectively, the “Sub-Advisers”). The Trustees also met separately to consider the Agreements. The Trustees were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and each Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and
Board committee meetings. In deciding whether to approve the
Agreements, the Board considered various factors, including the
(i) nature, extent and quality of services provided by the Adviser and each Sub-Adviser under each respective Agreement, (ii)
investment performance of the funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the funds,
(iv) fees charged to comparable funds, (v) other benefits to the
Adviser, each Sub-Adviser and/or their affiliates, and (vi) extent to which economies of scale would be shared as the funds grow.
The Board considered the Agreements for each fund and the
engagement of the Adviser and each Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial
Solutions, Inc. (“Broadridge”), an independent provider of
investment company data, which included information (i)
measuring each fund’s performance by how well it tracked
the relevant benchmark index; (ii) comparing each fund’s
performance with the performance of comparable funds
selected by Broadridge for periods ended December 31, 2022;
and (iii) comparing each fund’s actual management fees and total expenses with those of comparable funds selected by Broadridge, information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and each Sub-Adviser. In doing so,
the Trustees relied on their prior experience in overseeing the management of the funds and the materials provided prior
to and at the meeting. The Board reviewed the Agreements
and the Adviser’s and each Sub-Adviser’s responsibilities for managing investment operations of each of the applicable funds in accordance with each such fund’s investment objective and policies, and applicable legal and regulatory requirements. The
Board appreciated the nature of the funds as exchange-traded funds and considered the background and experience of the
Adviser’s and each Sub-Adviser’s senior management, including those individuals responsible for portfolio management and
regulatory compliance of the funds. The Board also considered the portfolio management resources, structures and practices of the Adviser and each Sub-Adviser, including those associated with monitoring and ensuring each applicable fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about each Sub-Adviser’s best execution procedures as well as the
Adviser’s and each Sub-Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including each Sub-Adviser. With respect to the Sub-Advisers, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by each Sub-
Adviser.
Investment Performance
The Board then reviewed the funds’ performance, noting that
the distinctive indexed investment objective of each of the
funds made analysis of investment performance, in absolute
terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each fund achieved its objective as a passively-managed index fund. The Board reviewed
information regarding the funds’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory
arrangement with the funds to the Adviser and its affiliates.
The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated each fund’s unitary fee through review of comparative information with respect to fees paid by similar funds
- i.e., exchange-traded funds tracking similar indices. The Board reviewed the universe of similar exchange-traded funds for each fund based upon data independently obtained from Broadridge
and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund-by-fund analysis of the data. In certain instances, as considered appropriate by the
Board, the Board explored with management the differences
between a fund’s fee and fees paid by similar funds.
The Board considered the fee paid to each Sub-Adviser in relation to the fee paid to the Adviser by each fund and the respective services provided by each Sub-Adviser and the Adviser. The
Board also took into consideration that each Sub-Adviser’s fee is paid by the Adviser and not the funds.
Other Benefits
The Board also considered whether the Adviser, each Sub-
Adviser or their affiliates benefited in other ways from their relationship with the funds, noting that neither the Adviser nor each Sub-Adviser maintains soft-dollar arrangements in
connection with the funds’ brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale
or other efficiencies that may result as each fund’s assets grow in size. The Board noted that the advisory fee rate for each fund did not provide for breakpoints as assets of the fund increases.
However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been
taken into consideration for the funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the funds grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was
dispositive in itself and may have been weighed differently
by each Trustee, the Board approved the continuation of
the Agreements for each applicable fund. In approving the
continuance of the Agreements, the Board found that the
terms of the Agreements are fair and reasonable and that the continuance of the Agreements are in the best interests of the applicable fund and its shareholders.

For More Information
2023 BNY Mellon Securities Corporation
ETFSA0423
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by each fund daily.
Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and
third quarters of each fiscal year on Form N-PORT. Each fund
’
s Forms N-PORT are available on the SEC
’
s website at www.sec.gov .
Additionally, each fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://
im.bnymellon.com/etfliterature . Each fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how each fund voted these proxies for the most recent 12-month period ended June 30 is available at www.
im.bnymellon.com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser Transfer Agent & Dividend Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166
Ticker Symbols:
BNY Mellon US Large Cap Core Equity ETF BKLC
BNY Mellon US Mid Cap Core Equity ETF BKMC
BNY Mellon US Small Cap Core Equity ETF BKSE
BNY Mellon International Equity ETF BKIE
BNY Mellon Emerging Markets Equity ETF BKEM
BNY Mellon Core Bond ETF BKAG
BNY Mellon Short Duration Corporate Bond ETF BKSB
BNY Mellon High Yield Beta ETF BKHY

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT April 30, 2023
BNY Mellon Sustainable Global Emerging Markets
ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 7
Statement of Investments 8
Statement of Assets and Liabilities 11
Statement of Operations 12
Statement of Changes in Net Assets 13
Financial Highlights 14
Notes to Financial Statements 15
Information About the Renewal of the Fund’s
Management and Sub-Investment Advisory Agreements 25
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from November 1, 2022, through April 30, 2023, as provided by Paul Birchenough,
Ian Smith and Alex Khosla, Portfolio Managers employed by the fund’s sub-adviser, Newton
Investment Management Limited.
Market and Fund Performance Overview
For the six-month period ended April 30, 2023, the BNY Mellon Sustainable Global
Emerging Markets ETF (the “fund”) produced a total return of 8.55% at net asset value.
1
In comparison, the fund’s benchmark, the MSCI Emerging Markets Index (the
“Index”), produced a total return of 16.36% for the same period.
2
Emerging-markets equities gained ground during the reporting period as global economic growth continued in the face of high inflation and rising interest rates, the
Chinese economy reopened after the government rescinded its “zero-COVID-19”
policy, and the U.S. dollar weakened relative to most international currencies. The fund underperformed the Index largely due to disappointing individual stock selections.
The Fund’s Investment Approach
The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging-markets companies that demonstrate attractive investment attributes and sustainable business practices. The fund considers an emerging-markets company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, an emerging-markets country. The fund’s sub-
adviser, Newton Investment Management Limited (NIM), an affiliate of BNY Mellon
ETF Investment Adviser, LLC, considers a company to be engaged in “sustainable business practices” if the company (i) engages in such practices in an economic sense
(i.e., the company’s strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to environmental, social and governance (ESG) matters
(e.g., the company’s environmental footprint, labor standards, board structure, etc.)
and (ii) supports sustainable development through its business activities or operations at the time of investment (or is expected to do so over the long term) by contributing to one or more of the UN’s Sustainable Development Goals (SDGs), as described in the fund’s prospectus. Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models.
Emerging Market Equities Rebound on Positive Macroeconomic
Trends
The outlook for inflation and the trajectory of monetary policy continued to dominate the narrative within financial markets. Despite hawkish rhetoric and actions from central banks, early October 2022 saw evidence of decelerating price growth in the

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
U.S. ISM (Institute for Supply Management) Manufacturing Report, raising hopes that inflation had peaked and ensuring risk assets got off to a flying start. Further positive momentum was injected the following month when U.S. consumer price inflation came in lower than expected. Markets were also encouraged by China’s easing of its strict COVID-19 restrictions.
The positive sentiment continued into 2023. However, as the first quarter progressed, several issues took a toll on sentiment. January’s U.S. inflation numbers came in higher than expected, while headline employment data also proved robust, prompting the U.S.
Federal Reserve (the “Fed”) to maintain its hawkish rhetoric. Another major challenge arose in early March, as signs of stress emerged within the U.S. banking sector, soon followed by the enforced takeover of Credit Suisse by UBS under the auspices of the
Swiss authorities. On a more optimistic note, late in the period, China revealed that its gross domestic product grew 4.5% year on year for the first quarter, well above analysts’
forecasts, driven by a strong growth in exports and infrastructure investment, as well as a rebound in retail consumption and property prices. However, sentiment turned more negative again on doubts regarding the extent of China’s recovery and worsening in
U.S.-China relations, including the threat of U.S. restrictions on investments in China in areas such as artificial intelligence (AI), quantum computing and semiconductors.
Stock Selections Detract from Relative Performance
Several individual stock selections detracted from the fund’s performance relative to the Index. The fund’s mandate encourages investments in companies that promote energy solutions and efficiency. Notable examples included LONGi Green
Energy Technology Co. Ltd., Wuhan DR Laser Technology Corp. Ltd., StarPower
Semiconductor Ltd., Wuxi Lead Intelligent Equipment Co. Ltd. and Shenzhen
Inovance Technology Co. Ltd., all based in China and all of which underperformed.
LONGi Green Energy Technology Co. Ltd. saw intensifying competition from other players in the expanding solar photovoltaic wafer industry, while further weakness in the information technology sector came from Wuhan DR Laser Technology Corp.
Ltd. and StarPower Semiconductor Ltd. Among industrials, battery maker Wuxi Lead
Intelligent Equipment Co. Ltd. faced concerns regarding the resilience of orders in a recessionary environment and demand challenges for electric vehicles, while first quarter 2023 profits for Shenzhen Inovance Technology Co. Ltd. fell short of market expectations.
Elsewhere, shares in U.S.-based lithium miner Livent Corp. lost ground due to concerns over potential overcapacity and short-term headwinds for electric vehicle sales.
Further weakness came from India-based diagnostic and health care testing services provider Dr. Lal PathLabs Ltd., which reported a decline in quarterly profits and margin compression. However, the most significant individual detractor from relative

5
performance was the fund’s lack of exposure to Chinese internet giant Tencent, as the company rode the China optimism wave and was further lifted by regulators granting licenses for several new video games.
On the positive side, the top contributions to relative performance came from the financials sector, led by the holdings in China/Hong Kong insurers AIA Group Ltd.
and Ping An Insurance Group Co. of China Ltd. An, both of which outperformed on optimism that China’s reopening would boost economic growth. Shares in India-based online insurance marketplace PB Fintech Ltd. also performed well after the company issued positive results, with the path to profitability much clearer. Underweight exposure to banks further bolstered relative returns. In the consumer staples sector,
France-based L’Oreal SA benefited from China’s reopening, as well as solid financial results. Holdings in China-based By-Health Co. Ltd. rose on quarterly revenue figures significantly above market expectations, driven by very strong demand for nutrition supplements. In information technology, shares in Germany-based semiconductor manufacturer Infineon Technologies AG were supported by the company’s robust first quarter 2023 results showing margin expansion, along with favorable, forward-looking guidance from management. Netherlands-based semiconductor equipment firm
ASML Holding NV reported record order backlog and earnings that exceeded market estimates, while management forecast strong sales growth in 2023 despite increasingly tough U.S.-led restrictions on exports to China. On a regional basis, the fund also benefited from zero weightings in Saudi Arabia, the United Arab Emirates and Qatar,
amid weak oil and gas prices.
Maintaining the Fund’s Long-Term Focus
Over the short term, we believe asset prices are likely to continue to be influenced by the inflationary forces we see in the United States, along with the Fed’s response.
Other variables may include the conflict in Ukraine, commodity prices, the strength of the U.S. dollar, the evolution of the Chinese recovery and global macro-financial conditions. Emerging-markets equities currently trade at an unusually high discount to developed markets, providing a conducive investment backdrop if these shorter-term variables prove favorable for emerging markets.
We see several longer-term opportunities in emerging markets based on relatively higher levels of income growth, rapid increases in product penetration and scope for industry consolidation. In our view, unique opportunities exist for emerging-markets companies that are well exposed to reliable secular-growth trends and that can exploit these opportunities more effectively than their peers through differentiated customer offering and execution. Accordingly, we believe that emerging-markets investors who can identify the right growth themes and companies should be rewarded over the long term.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
6
As of April 30, 2023, on a country basis, the fund holds its most overweight position in India, where we find many of the best, bottom-up investment opportunities in emerging markets for the next five years and beyond. The fund also holds significant exposure to businesses in China/Hong Kong that are positioned to benefit as China upgrades its economy to become self-sufficient or even assume leadership in certain strategic and value-add industries. On a sector basis, the fund holds its most overweight positions in the consumer staples and industrial sectors, where we find attractive long-
term growth opportunities and high returns on capital.
May 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost..
2
Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI
Emerging Markets Index is a free, float-adjusted, market capitalization-weighted Index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any Index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-markets countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.
These risks generally are greater with emerging-markets countries than with more economically and politically established foreign countries.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
Environmental, social and governance (ESG) managers may take into consideration factors beyond traditional financial information to select securities, which could result in relative investment performance deviating from other strategies or broad market benchmarks, depending on whether such sectors or investments are in or out of favor in the market. Further, ESG strategies may rely on certain values-based criteria to eliminate exposures found in similar strategies or broad market benchmarks, which could also result in relative investment performance deviating.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
7
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended April 30, 2023
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2023. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,085.50 1,021.08 3.88 3.76 0.75

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)
8
Description Shares Value ($)
Common Stocks – 97.2%
Brazil – 7.4%
Afya Ltd., Class A
(a)
7,552 86,923
Fleury SA 37,269 107,448
Raia Drogasil SA 44,644 235,223
WEG SA 37,515 308,150
737,744
China – 25.5%
Aier Eye Hospital Group Co. Ltd., Class A 23,135 98,374
By-H ealth Co. Ltd., Class A 87,000 299,870
Contemporary Amperex Technology Co. Ltd., Class A 6,480 215,916
Flat Glass Group Co. Ltd., Class H 13,750 38,449
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A 13,497 159,357
Jiangsu Hengrui Medicine Co. Ltd., Class A 30,400 213,470
LONGi Green Energy Technology Co. Ltd., Class A 26,980 135,792
Medlive Technology Co. Ltd.
(b)
26,625 29,374
NARI Technology Co. Ltd., Class A 62,040 233,897
Pharmaron Beijing Co. Ltd., Class H
(b)
20,790 89,653
Ping An Insurance Group Co. of China Ltd., Class H 19,875 143,562
Shenzhen Inovance Technology Co. Ltd., Class A 36,600 326,474
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A 3,200 144,060
StarPower Semiconductor Ltd., Class A 1,600 55,894
Sungrow Power Supply Co. Ltd., Class A 7,700 125,299
Wuhan DR Laser Technology Corp. Ltd., Class A 6,700 94,482
Wuxi Lead Intelligent Equipment Co. Ltd., Class A 26,100 144,096
2,548,019
Denmark – 1.8%
Novozymes A/S, Class B 3,514 182,544
France – 2.6%
L'Oreal SA 536 255,591
Germany – 2.5%
Infineon Technologies AG 6,973 252,828
Hong Kong – 5.4%
AIA Group Ltd. 40,050 433,426
Vitasoy International Holdings Ltd. 58,320 102,975
536,401
India – 29.0%
Apollo Hospitals Enterprise Ltd. 2,006 110,642
Bandhan Bank Ltd.
(a)(b)
61,573 172,524
Dr. Lal PathLabs Ltd.
(b)
6,841 163,384
Godrej Consumer Products Ltd.
(a)
21,365 236,921
Havells India Ltd. 8,035 120,786
HDFC Bank Ltd. 16,836 347,186
HDFC Life Insurance Co. Ltd.
(b)
19,705 127,556

9
Description Shares Value ($)
Common Stocks – 97.2% (continued)
India – 29.0% (continued)
Hindustan Unilever Ltd. 8,861 266,070
Housing Development Finance Corp. Ltd. 7,249 245,861
Info Edge India Ltd. 3,935 181,574
Marico Ltd. 47,323 287,051
PB Fintech Ltd.
(a)
14,908 109,319
Sona BLW Precision Forgings Ltd.
(b)
22,722 133,273
Syngene International Ltd.
(b)
12,704 105,095
Tata Consultancy Services Ltd. 7,354 289,289
2,896,531
Indonesia – 3.5%
Bank Rakyat Indonesia ( Persero ) Tbk PT 1,000,634 347,869
Mexico – 1.5%
Bolsa Mexicana de Valores SAB de CV 67,481 148,703
Netherlands – 2.6%
ASML Holding NV 406 256,568
Philippines – 0.0%
ACEN Corp.
(a)
38,130 4,138
Russia – 0.0%
HeadHunter Group PLC, ADR
(a),(c)
2,862 0
South Africa – 4.3%
Capitec Bank Holdings Ltd. 1,471 128,091
Clicks Group Ltd. 10,965 160,251
Discovery Ltd.
(a)
17,958 141,141
429,483
South Korea – 1.9%
Samsung SDI Co. Ltd. 368 189,994
Taiwan – 7.7%
Chroma Ate, Inc. 12,000 74,164
Delta Electronics, Inc. 16,000 156,136
Taiwan Semiconductor Manufacturing Co. Ltd. 32,750 534,781
765,081
United States – 1.5%
Livent Corp.
(a)
6,690 146,176
Total Investments (cost $10,838,495) 97.2% 9,697,670
Cash and Receivables (Net) 2.8% 275,660
Net Assets 100.0% 9,973,330
ADR—American Depositary Receipt

STATEMENT OF INVESTMENTS
(continued)
10
See Notes to Financial Statements
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities were valued at $820,859 or 8.23% of net assets.
(c)
The fund held Level 3 securities at April 30, 2023. These securities were valued at $0 or 0.00% of net assets.
Portfolio Summary (Unaudited)
†
Value (%)
Financials 23.6
Information Technology 20.9
Consumer Staples 18.5
Industrials 14.8
Health Care 12.1
Materials 3.3
Consumer Discretionary 2.2
Communication Services 1.8
Utilities 0.0
97.2
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2023 (Unaudited)
11
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 10,838,495 9,697,670
Cash 216,605
Cash denominated in foreign currency 60,297 61,180
Dividends receivable 2,698
Tax reclaim receivable—Note 2(b) 1,273
9,979,426
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 6,096
6,096
Net Assets ($) 9,973,330
Composition of Net Assets ($):
Paid-in capital 11,935,578
Total distributable earnings (loss) (1,962,248)
Net Assets ($) 9,973,330
Shares outstanding no par value (unlimited shares
authorized): 250,001
Net asset value per share 39.89
Market price per share 40.07

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)
12
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $10,253 foreign taxes withheld at source):
Unaffiliated issuers 49,975
Total Income 49,975
Expenses:
Management fee—Note 3(a) 36,946
Total Expenses 36,946
Net Investment Income 13,029
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (272,686)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 1,046,862
Net Realized and Unrealized Gain (Loss) on Investments 774,176
Net Increase (Decrease) in Net Assets Resulting from Operations 787,205

STATEMENT OF CHANGES IN NET ASSETS
13
See Notes to Financial Statements
Six Months Ended
April 30, 2023
(Unaudited)
For the Period from
December 15,
2021
(a)
to October
31, 2022
Operations ($):
Net investment income 13,029 40,974
Net realized gain (loss) on investments (272,686) (568,154)
Net change in unrealized appreciation (depreciation)
on investments 1,046,862 (2,186,595)
Net Increase (Decrease) in Net Assets Resulting
from Operations 787,205 (2,713,775)
Distributions ($):
Distributions to shareholders (35,678) —
Beneficial Interest Transactions ($):
Proceeds from shares sold — 11,923,654
Transaction fees—Note 5 — 11,924
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions — 11,935,578
Total Increase (Decrease) in Net Assets 751,527 9,221,803
Net Assets ($):
Beginning of Period 9,221,803 —
End of Period 9,973,330 9,221,803
Changes in Shares Outstanding:
Shares sold — 250,001
Net Increase (Decrease) in Shares Outstanding — 250,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
14
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
Six Months Ended
April 30, 2023
(Unaudited)
For the Period from
December 15,
2021
(a)
to October
31, 2022
Per Share Data ($):
Net asset value, beginning of period 36.89 50.00
Investment Operations:
Net investment income
(b)
0.05 0.18
Net realized and unrealized gain (loss) on
investments 3.09 (13.34)
Total from Investment Operations 3.14 (13.16)
Distributions:
Dividends from net investment income (0.14) —
Transaction fees
(b)
— 0.05
Net asset value, end of period 39.89 36.89
Market price, end of period
(c)
40.07 36.99
Net Asset Value Total Return (%)
(d)
8.55 (26.23)
(e)
Market Price Total Return (%)
(d)
8.73 (26.02)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.75
(f)
0.75
(f)
Ratio of net investment income to average net assets 0.26
(f)
0.50
(f)
Portfolio Turnover Rate
(g)
7.78 22.52
Net Assets, end of period ($ x 1,000) 9,973 9,222
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
15
NOTE 1—Organization:
BNY Mellon Sustainable Global Emerging Markets ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of fifteen series, including the fund. The investment objective of the fund is to seek long-term capital appreciation. BNY
Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of
The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser”),
an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY
Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), an
indirect wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s

NOTES TO FINANCIAL STATEMENTS
(continued)
16
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

17
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of April 30, 2023 in valuing the fund’s investments:
Fair Value Measurements
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 9,697,670 — 0 9,697,670
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(continued)
18
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
Common Stocks ($)
Balance as of 10/31/2022
†
0
Purchases/Issuances —
Sales/Dispositions —
Net realized gain (loss) —
Change in unrealized appreciation (depreciation) —
Transfers into Level 3 —
Transfers out of Level 3 —
Balance as of 4/30/2023
†
0
The amount of total net gain (loss) for the period included
in earnings attributable to the change in unrealized
appreciation (depreciation) relating to investments still
held at 4/30/2023 0
†
Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

19
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser are defined as “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Emerging Market Risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies.  Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include the lack of publicly available information, the lack of uniform disclosure, accounting and financial reporting and recordkeeping standards, and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses, and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.

NOTES TO FINANCIAL STATEMENTS
(continued)
20
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.
Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

21
As of and during the period ended April 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.
During the period ended April 30, 2023, the fund did not incur any interest or penalties.
The tax year in the period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The fund has an unused capital loss carryover of $549,377 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2022. These short-term capital losses can be carried forward for an unlimited period.
The fund had no tax character of distributions paid to shareholders during the fiscal year ended October 31, 2022. The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.75% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended
April 30, 2023, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend

NOTES TO FINANCIAL STATEMENTS
(continued)
22
sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.375%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $6,096.
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund.
The quarterly fees are paid by the Adviser from unitary management fees paid to the
Adviser by the funds within the Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended April 30,
2023, amounted to $883,051 and $742,026, respectively.
At April 30, 2023, accumulated net unrealized depreciation on investments was
$1,140,825, consisting of gross appreciation of $389,910 and gross depreciation of
$1,530,735.
At April 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

23
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended April 30, 2023, the fund had no in-kind transactions.

NOTES TO FINANCIAL STATEMENTS
(continued)
24
NOTE 6—Subsequent Event:
Effective May 31, 2023, the Sub-Adviser entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC
(NIMNA), to enable NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of the Sub-Adviser and the Adviser.
NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY
Mellon Center, 201 Washington Street, Boston, MA 02108. As of March 31, 2023,
NIMNA had approximately $53 billion in assets under management. NIMNA is an indirect subsidiary of BNY Mellon.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AND SUB-INVESTMENT ADVISORY
AGREEMENTS
(Unaudited)
25
At a meeting held February 8, 2023, the Board of Trustees of the Trust (the “Board”),
all the members of which are not “interested persons” of the Trust as defined in the
Investment Company Act of 1940, as amended, evaluated (i) a proposal to continue the Management Agreement (the “Agreement”) between the Trust and BNY Mellon
ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon
Sustainable Global Emerging Markets ETF (the “fund”); and (ii) a proposal to continue the sub-investment advisory agreement between the Adviser and Newton Investment
Management Limited (the “Sub-Adviser”), an affiliate of the Adviser, on behalf of the fund (the sub-investment advisory agreement collectively with the Agreement, the
“Agreements”). The Trustees also met separately to consider the Agreements. The
Trustees were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-
Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the
Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and the Sub-Adviser under each respective
Agreement, (ii) investment performance of the fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the fund, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, the Sub-Adviser and/or their affiliates, and (vi)
extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the
Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc.
(“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of other actively-managed diversified emerging markets exchange traded funds (“ETFs”)
(the “Performance Group”) and with a broader group of retail and institutional diversified emerging markets funds and ETFs (the “Performance Universe”) for the one-year period ended December 31, 2022; and (ii) comparing the fund’s contractual management fees and total expenses with the same group of funds as the Performance
Group (the “Expense Group”) and, with respect to total expenses, with a broader group of actively-managed diversified emerging markets ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to
Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the
Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s and the Sub-

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
26
Adviser’s responsibilities for managing investment operations of each of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements.
The Board appreciated the nature of the fund as an exchange-traded fund and considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the funds. The Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s best execution procedures as well as the Adviser’s and the Sub-Adviser’s overall investment management business.
The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser. With respect to the Sub-
Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for the one-year period. The Board discussed with management the reasons for the fund’s underperformance. Representatives of the
Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the
Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds - i.e., other actively managed diversified emerging markets exchange-traded funds. The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The Board noted
the fund’s contractual management fee was higher than the Expense Group median and the fund’s total expenses were higher than the Expense Group median and the
Expense Universe median total expenses; however, the Board further noted the limited number of funds in the Expense Group and the Expense Universe.

27
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the
Adviser by the fund and the respective services provided by the Sub-Adviser and the
Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the funds, noting that neither the
Adviser nor each Sub-Adviser maintains soft-dollar arrangements in connection with the funds’ brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increases. The
Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The
Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable and that the continuance of the Agreements are in the best interests of the fund and its shareholders.

For More Information
2023 BNY Mellon Securities Corporation
4859SA0423
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Newton Investment Management North
America, LLC
BNY Mellon Center
201 Washington Street
Boston, MA 02108
Ticker Symbol:
BNY Mellon Sustainable Global Emerging Markets ETF BKES
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT April 30, 2023
BNY Mellon Sustainable International Equity ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 7
Statement of Investments 8
Statement of Assets and Liabilities 11
Statement of Operations 12
Statement of Changes in Net Assets 13
Financial Highlights 14
Notes to Financial Statements 15
Information About the Renewal of the Fund’s
Management and Sub-Investment Advisory Agreements 24
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from November 1, 2022, through April 30, 2023, as provided by Paul Markham and
Nick Pope, Portfolio Managers employed by the fund’s sub-adviser, Newton Investment Management
Limited.
Market and Fund Performance Overview
For the six-month period ending April 30, 2023, the BNY Mellon Sustainable
International Equity ETF (the “fund”) produced a total return of 24.52% at net asset value.
1
In comparison, the fund’s benchmark, the MSCI EAFE
®
Index (the “Index”),
produced a total return of 24.19% for the same period
.2
International markets gained ground during the reporting period as central bank rate hikes began to slow inflation rates, the Chinese economy reopened after the government rescinded its “zero-COVID-19” policy, and the U.S. dollar weakened relative to most international currencies. The fund outperformed the Index largely due to strong stock selections in several sectors, as well as underweight exposure to the lagging energy sector.
The Fund’s Investment Approach
The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies that demonstrate attractive investment attributes and sustainable business practices. The fund considers a foreign company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, a country outside the United States. The fund’s sub-adviser,
Newton Investment Management Limited (NIM), an affiliate of the BNY Mellon
ETF Investment Adviser, LLC, considers a company to be engaged in “sustainable business practices” if the company engages in business practices that are, in NIM's view, sustainable in an economic sense (i.e., the company's strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to environmental, social and governance (ESG) matters (e.g., the company’s environmental footprint, labor standards, board structure, etc.). Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models.
Equities Rise as Inflation Moderates
The outlook for inflation and the trajectory of monetary policy continued to dominate the narrative within financial markets during the reporting period. Despite some encouraging developments in the fight against inflation, central bankers steadfastly maintained a hawkish tone, both in terms of their rhetoric and their actions. Even the
Bank of Japan, previously an outlier in the process of monetary tightening, surprised

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
investors by moderating its policy of yield-curve control as it raised the cap on the country’s long-term interest rates. At the start of 2023, share prices were lifted by positive sentiment regarding China’s reopening after the swift abandonment of its
“zero-COVID” policy. However, as the year progressed, several issues took a toll on sentiment. January’s U.S. inflation numbers came in higher than expectations, while headline employment data also proved robust. This prompted the U.S. Federal
Reserve to maintain its hawkish rhetoric, which, coupled with a reescalation of U.S.-
China tensions, put pressure on risk assets. The other major challenge arose in early
March, as signs of stress emerged in the U.S. banking sector, soon followed by the enforced takeover of Credit Suisse by UBS under the auspices of the Swiss authorities.
Nevertheless, the immediate path for interest rates continued to be the primary source of investor debate into the end of the period. In the United States, debt ceiling concerns ratcheted higher, and First Republic Bank’s woes renewed banking sector worries.
Stock Selections and Allocations Bolster Relative Returns
Stock selections bolstered the fund performance relative to the Index in financials and information technology, while positive stock picking effects further enhanced returns in consumer staples, communication services and consumer discretionary.
From an allocation perspective, the fund benefited from underweight exposure to the energy sector, as oil prices fell in response to turmoil in the banking sector and its implications for the global economy. We find the characteristics of many energy companies to be largely incompatible with our focus on finding investments that are aligned with the transition to a lower carbon world. Among notably strong individual holdings, shares in UK-based insurer Prudential PLC gained ground after the company released an encouraging sales update for the first quarter of 2023. Prudential’s Value of New Business (VNB) growth was strong, highlighting the recovery momentum being enjoyed in Hong Kong as visitors from mainland China picked up. China-based
Ping An Insurance Group Co. of China Ltd. was also boosted by better-than-expected growth in VNB. Shares in France-based personal care product company L'Oreal SA outperformed as another perceived beneficiary of China’s reopening and due to the resiliency of the beauty market.
Conversely, underweight exposure to consumer discretionary detracted, as did disappointing stock selection in health care, industrials and utilities. Overweight exposure to the lagging health care sector further undermined relative returns. Among significant individual detractors, shares in Switzerland-based pharmaceutical and diagnostics equipment maker Roche Holding AG declined as investors anticipated a falloff in coronavirus-related revenues. A series of drug pipeline disappointments also cast doubt on the company’s research and development (R&D) capabilities, a source of strength historically. In our view, Roche Holding AG remains a high-quality company in which we continue to see upside potential from a large number of recently launched products. Shares in Ireland-based provider of outsourced drug development and commercialization services ICON PLC retreated given concerns regarding a

5
weaker biotech funding environment. However, we find the business to be insulated from such fluctuations. Indeed, the company reiterated full-year guidance toward the end of the period. Underlying market demand is stable, supported by increasing R&D spend and further outsourcing. Another health care holding, Japan-based medical information provider M3, Inc., also saw shares decline due to sector-related pressures.
Remaining Focused on Company Fundamentals
We continue to analyze the potential consequences of tighter money supply and changing central bank rate policy for the global economy, the impact of which we saw recently in the form of stress in the banking system. We anticipate further ‘breakages’
this year as rates continue to rise. As the economy adjusts to the effects of higher bond yields, potential exists for increased pressure to be placed on liquidity and credit availability. Volatility is therefore likely to be a feature of markets over the shorter term.
In this uncertain environment, we continue to rely on our multidimensional research process, focusing on companies that we believe have attractive sustainability credentials, durable returns and quality characteristics. As of April 30, 2023, the fund’s largest overweight position remains in information technology. We believe that the sector’s strong focus on providing innovation and solutions to global sustainability challenges makes it an attractive area in which to find long-term investments. Conversely, the fund holds underweight exposure to consumer discretionary, given the intensity of the mounting squeeze on incomes and likely headwinds for the consumer owing to rising borrowing costs and inflation.
May 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost
2
Source: Lipper Inc. — The MSCI EAFE
®
Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price.
At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
6
These risks generally are greater with emerging-markets countries than with more economically and politically established foreign countries.
Environmental, social and governance (ESG) managers may take into consideration factors beyond traditional financial information to select securities, which could result in relative investment performance deviating from other strategies or broad market benchmarks, depending on whether such sectors or investments are in or out of favor in the market. Further, ESG strategies may rely on certain values-based criteria to eliminate exposures found in similar strategies or broad market benchmarks, which could also result in relative investment performance deviating.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
7
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended April 30, 2023
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2023. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,245.20 1,021.32 3.90 3.51 0.70

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)
8
Description Shares Value ($)
Common Stocks – 97.0%
Australia – 2.0%
CSL Ltd. 920 182,982
China – 1.9%
Ping An Insurance Group Co. of China Ltd., Class H 23,000 166,135
Denmark – 4.8%
CHR Hansen Holding A/S 3,193 248,190
Orsted A/S
(a)
1,991 178,541
426,731
Finland – 1.3%
Neste OYJ 2,476 119,882
France – 9.1%
Legrand SA 2,293 216,535
L'Oreal SA 720 343,331
Sanofi 2,278 251,014
810,880
Germany – 7.4%
Infineon Technologies AG 6,313 228,898
RWE AG 2,827 132,547
SAP SE 2,240 303,251
664,696
Hong Kong – 3.4%
AIA Group Ltd. 27,804 300,899
India – 2.9%
HDFC Bank Ltd. 12,502 257,812
Indonesia – 2.1%
Bank Rakyat Indonesia (Persero) Tbk PT 549,200 190,929
Ireland – 3.2%
ICON PLC
(b)
741 142,783
Smurfit Kappa Group PLC 3,845 142,164
284,947
Japan – 12.4%
M3, Inc. 3,700 90,161
Seven & i Holdings Co. Ltd. 4,500 202,961
Sony Group Corp. 2,900 273,089
Sugi Holdings Co. Ltd. 1,600 67,643
Suntory Beverage & Food Ltd. 4,500 168,777
Topcon Corp. 12,200 172,105
Toyota Industries Corp. 2,400 138,280
1,113,016

9
Description Shares Value ($)
Common Stocks – 97.0% (continued)
Netherlands – 8.4%
ASML Holding NV 494 312,179
Universal Music Group NV 7,221 157,625
Wolters Kluwer NV 2,099 277,895
747,699
Norway – 2.3%
Mowi ASA 10,858 206,930
South Korea – 1.6%
Samsung SDI Co. Ltd. 271 139,914
Spain – 3.1%
Industria de Diseno Textil SA 8,109 278,425
Switzerland – 8.4%
Lonza Group AG 386 239,153
Roche Holding AG 929 291,374
Zurich Insurance Group AG 456 220,284
750,811
Taiwan – 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd. 16,004 261,332
United Kingdom – 19.8%
Ashtead Group PLC 3,781 217,489
AstraZeneca PLC 2,568 379,084
Bunzl PLC 4,479 178,102
Croda International PLC 1,837 161,144
Genus PLC 2,932 99,048
Informa PLC 24,488 222,383
Prudential PLC 15,052 229,176
RELX PLC 8,459 280,749
1,767,175
Total Investments (cost $9,112,713) 97.0% 8,671,195
Cash and Receivables (Net) 3.0% 264,187
Net Assets 100.0% 8,935,382
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities were valued at $178,541 or 2.00% of net assets.
(b)
Non-income producing security.

STATEMENT OF INVESTMENTS
(continued)
10
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Health Care 18.7
Information Technology 15.8
Financials 15.4
Industrials 14.5
Consumer Staples 11.2
Consumer Discretionary 6.2
Materials 6.1
Communication Services 4.3
Utilities 3.5
Energy 1.3
97.0
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2023 (Unaudited)
11
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 9,112,713 8,671,195
Cash 226,763
Cash denominated in foreign currency 7,465 7,479
Dividends receivable 22,509
Tax reclaim receivable—Note 2(b) 15,039
8,942,985
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 5,062
Payable for foreign capital gains tax—Note 2(b) 2,541
7,603
Net Assets ($) 8,935,382
Composition of Net Assets ($):
Paid-in capital 10,002,050
Total distributable earnings (loss) (1,066,668)
Net Assets ($) 8,935,382
Shares outstanding no par value (unlimited shares
authorized): 200,001
Net asset value per share 44.68
Market price per share 44.95

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)
12
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $12,542 foreign taxes withheld at source):
Unaffiliated issuers 79,799
Total Income 79,799
Expenses:
Management fee—Note 3(a) 29,036
Total Expenses 29,036
Net Investment Income 50,763
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (214,831)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 1,930,448
Net Realized and Unrealized Gain (Loss) on Investments 1,715,617
Net Increase (Decrease) in Net Assets Resulting from Operations 1,766,380

STATEMENT OF CHANGES IN NET ASSETS
13
See Notes to Financial Statements
Six Months Ended
April 30, 2023
(Unaudited)
For the Period from
December 15,
2021
(a)
to October
31, 2022
Operations ($):
Net investment income 50,763 82,414
Net realized gain (loss) on investments (214,831) (465,494)
Net change in unrealized appreciation (depreciation)
on investments 1,930,448 (2,374,154)
Net Increase (Decrease) in Net Assets Resulting
from Operations 1,766,380 (2,757,234)
Distributions ($):
Distributions to shareholders (70,462) (5,352)
Beneficial Interest Transactions ($):
Proceeds from shares sold — 10,000,050
Transaction fees—Note 5 — 2,000
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions — 10,002,050
Total Increase (Decrease) in Net Assets 1,695,918 7,239,464
Net Assets ($):
Beginning of Period 7,239,464 —
End of Period 8,935,382 7,239,464
Changes in Shares Outstanding:
Shares sold — 200,001
Net Increase (Decrease) in Shares Outstanding — 200,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
14
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
Six Months Ended
April 30, 2023
(Unaudited)
For the Period from
December 15,
2021
(a)
to October
31, 2022
Per Share Data ($):
Net asset value, beginning of period 36.20 50.00
Investment Operations:
Net investment income
(b)
0.25 0.41
Net realized and unrealized gain (loss) on
investments 8.58 (14.19)
Total from Investment Operations 8.83 (13.78)
Distributions:
Dividends from net investment income (0.35) (0.03)
Transaction fees
(b)
— 0.01
Net asset value, end of period 44.68 36.20
Market price, end of period
(c)
44.95 36.30
Net Asset Value Total Return (%)
(d)
24.52 (27.57)
(e)
Market Price Total Return (%)
(d)
24.93 (27.36)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.70
(f)
0.70
(f)
Ratio of net investment income to average net assets 1.22
(f)
1.10
(f)
Portfolio Turnover Rate
(g)
7.93 27.08
Net Assets, end of period ($ x 1,000) 8,935 7,239
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
15
NOTE 1—Organization:
BNY Mellon Sustainable International Equity ETF (the “fund”) is a separate non-
diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of fifteen series, including the fund. The investment objective of the fund is to seek long-term capital appreciation. BNY
Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of
The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser”),
an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY
Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), an
indirect wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s

NOTES TO FINANCIAL STATEMENTS
(continued)
16
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

17
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of April 30, 2023 in valuing the fund’s investments:
Fair Value Measurements
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 8,671,195 — — 8,671,195
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(continued)
18
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser are defined as “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country,

19
region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.
Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTES TO FINANCIAL STATEMENTS
(continued)
20
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.
During the period ended April 30, 2023, the fund did not incur any interest or penalties.
The tax year in the period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The fund has an unused capital loss carryover of $458,893 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2022. These short-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended
October 31, 2022 were as follows: ordinary income $5,352. The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.70% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended
April 30, 2023, there was no reduction in expenses pursuant to the undertaking.

21
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.35%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $5,062.
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund.
The quarterly fees are paid by the Adviser from unitary management fees paid to the
Adviser by the funds within the Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended April 30,
2023, amounted to $642,760 and $660,654, respectively.

NOTES TO FINANCIAL STATEMENTS
(continued)
22
At April 30, 2023, accumulated net unrealized depreciation on investments was
$441,518, consisting of gross appreciation of $478,134 and gross depreciation of
$919,652.
At April 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated

23
net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended April 30, 2023, the fund had no in-kind transactions.
NOTE 6—Subsequent Event:
Effective May 31, 2023, the Sub-Adviser entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC
(NIMNA), to enable NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of the Sub-Adviser and the Adviser.
NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY
Mellon Center, 201 Washington Street, Boston, MA 02108. As of March 31, 2023,
NIMNA had approximately $53 billion in assets under management. NIMNA is an indirect subsidiary of BNY Mellon.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AND SUB-INVESTMENT ADVISORY
AGREEMENTS
(Unaudited)
24
At a meeting held February 8, 2023, the Board of Trustees of the Trust (the “Board”),
all the members of which are not “interested persons” of the Trust as defined in the
Investment Company Act of 1940, as amended, evaluated (i) a proposal to continue the Management Agreement (the “Agreement”) between the Trust and BNY Mellon
ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon
Sustainable International Equity ETF (the “fund”); and (ii) a proposal to continue the sub-investment advisory agreement between the Adviser and Newton Investment
Management Limited (the “Sub-Adviser”), an affiliate of the Adviser, on behalf of the fund (the sub-investment advisory agreement collectively with the Agreement, the
“Agreements”). The Trustees also met separately to consider the Agreements. The
Trustees were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-
Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the
Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and the Sub-Adviser under each respective
Agreement, (ii) investment performance of the fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the fund, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, the Sub-Adviser and/or their affiliates, and (vi)
extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the
Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc.
(“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of other actively-managed foreign large blend exchange traded funds (“ETFs”) (the
“Performance Group”) and with a broader group of retail and institutional foreign large blend funds and ETFs (the “Performance Universe”) for the one-year period ended December 31, 2022; and (ii) comparing the fund’s contractual management fees and total expenses with the same group of funds as the Performance Group
(the “Expense Group”) and, with respect to total expenses, with a broader group of actively-managed foreign large blend ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s

25
responsibilities for managing investment operations of each of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an exchange-traded fund and considered the background and experience of the Adviser’s and the Sub-
Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the funds. The Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s best execution procedures as well as the Adviser’s and the Sub-Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser.
With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund's total return performance was below the Performance Group and Performance Universe medians for the one-year period. The Board discussed with management the reasons for the fund’s underperformance. Representatives of the
Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the
Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds - i.e., other actively managed foreign large blend ETFs. The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The Board noted the fund's contractual management fee was higher than the Expense Group median and the fund's total expenses were higher than the Expense Group median and the Expense Universe median total expenses; however, the Board further noted the limited number of funds in the Expense Group and the Expense Universe.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
26
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the
Adviser by the fund and the respective services provided by the Sub-Adviser and the
Adviser. The Board also took into consideration that the Sub-Adviser's fee is paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the funds, noting that neither the
Adviser nor each Sub-Adviser maintains soft-dollar arrangements in connection with the funds’ brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increases. The
Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The
Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable and that the continuance of the Agreements are in the best interests of the fund and its shareholders.

For More Information
2023 BNY Mellon Securities Corporation
4860SA0423
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Newton Investment Management North
America, LLC
BNY Mellon Center
201 Washington Street
Boston, MA 02108
Ticker Symbol:
BNY Mellon Sustainable International Equity ETF BKIS
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT April 30, 2023
BNY Mellon Sustainable US Equity ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 6
Statement of Investments 7
Statement of Assets and Liabilities 10
Statement of Operations 11
Statement of Changes in Net Assets 12
Financial Highlights 13
Notes to Financial Statements 14
Information About the Renewal of the Fund’s
Management and Sub-Investment Advisory Agreements 22
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from November 1, 2022, through April 30, 2023, as provided by Nick Pope,
Portfolio Manager employed by the fund’s sub-adviser, Newton Investment Management Limited.
Market and Fund Performance Overview
For the six-month period ending April 30, 2023, the BNY Mellon Sustainable US Equity
ETF (the “fund”) produced a net asset value total return of 5.90%.
1
In comparison,
the fund’s benchmark, the S&P 500
®
Index (the “Index”), produced a total return of
8.62% for the same period.
2
Equities gained ground during the reporting period as inflationary pressures eased, the U.S. Federal Reserve (the “Fed”) reduced the pace of interest-rate hikes, and economic growth remained positive. The fund underperformed the Index largely due to disappointing stock selections in several sectors.
The Fund’s Investment Approach
The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. companies that demonstrate attractive investment attributes and sustainable business practices. The fund considers a U.S. company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, the United States. The fund’s sub-adviser, Newton Investment Management Limited
(“NIM”), an affiliate of BNY Mellon ETF Investment Adviser, LLC, considers a company to be engaged in “sustainable business practices” if the company engages in business practices that are, in NIM’s view, sustainable in an economic sense (i.e., the company’s strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to environmental, social and governance (ESG) matters
(e.g., the company’s environmental footprint, labor standards, board structure, etc.).
Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models.
Equities Advance Despite Macroeconomic Concerns
The outlook for inflation and the trajectory of monetary policy continued to dominate the narrative within financial markets during the reporting period. Despite some encouraging developments in the fight against inflation, central bankers steadfastly maintained a hawkish tone, both in terms of their rhetoric and their actions. At the start of 2023, share prices were lifted by positive sentiment regarding China’s reopening after the swift abandonment of its “zero-COVID” policy. However, as the year progressed, several issues took a toll on sentiment. January’s U.S. inflation numbers came in higher than expected, while headline employment data also proved robust. This prompted the Fed to maintain its hawkish rhetoric, which, coupled with

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
a reescalation of U.S.-China tensions, put pressure on risk assets. The other major challenge arose in early March, as signs of stress emerged in the U.S. banking sector, soon followed by the enforced takeover of Credit Suisse by UBS under the auspices of the Swiss authorities. Nevertheless, the immediate path for interest rates continued
to be the primary source of investor debate into the end of the period. In the United
States, debt ceiling concerns ratcheted higher, and First Republic Bank ’s woes renewed banking sector worries.
Stock Selections in Several Sectors Detract
The fund’s performance relative to the Index suffered due to stock selections in the materials, consumer staples, information technology, communications services and financials sectors. Among notable individual detractors, decline in shares of
First Republic Bank alone accounted for a significant portion of the fund’s relative underperformance. The bank’s stock came under pressure as a crisis of confidence swept the regional banking sector after the collapse of Silicon Valley Bank and closure of Signature Bank, despite regulatory intervention to stabilize the U.S. banking system.
We moved swiftly to sell the fund’s position given a lack of clarity as to whether the bank would remain liquid. In the communication services sector, lack of exposure to sizeable Index constituent Meta Platforms, Inc. undermined relative returns. In materials, shares in specialty chemicals company Albemarle Corp. underperformed as short-term headwinds for electric vehicle sales weighed on lithium prices, with lithium compounds making up a substantial part of the company’s sales. Albemarle Corp.
shares saw further weakness as Gabriel Boric, the Chilean President, announced a policy aimed at increasing government ownership in the country’s lithium processing.
On the positive side, strong stock selection bolstered relative returns in health care and consumer discretionary. Lack of exposure to energy also contributed positively, as oil prices fell in response to turmoil in the banking sector and its implications for the global economy. We find the characteristics of many energy companies to be largely incompatible with our focus on finding investments that are aligned with the transition to a lower carbon world. Overweight exposure to the information technology sector further enhanced the fund’s relative performance. At the stock level, contact lens maker
The Cooper Companies Cos., Inc. encouraged investors with better-than-expected financial performance and increased guidance, driven by robust demand and pricing tailwinds in the contact lens market. Lack of exposure to electric car maker Tesla proved beneficial as shares fell amid demand concerns that culminated in product price reductions, as well as CEO Elon Musk’s perceived distraction of running Twitter.
Remaining Focused on Company Fundamentals
We continue to analyze the potential consequences of tighter money supply and changing central bank rate policy for the global economy, the impact of which we saw recently in the form of stress in the banking system. We anticipate further ‘breakages’

5
this year as rates continue to rise. As the economy adjusts to the effects of higher bond yields, potential exists for increased pressure to be placed on liquidity and credit availability. Volatility is therefore likely to be a feature of markets over the shorter term.
In this uncertain environment, we continue to rely on our multidimensional research process, focusing on companies that we believe have attractive sustainability credentials, durable returns and quality characteristics. As of April 30, 2023, the fund’s largest overweight position remains in information technology. We believe that the sector’s strong focus on providing innovation and solutions to global sustainability challenges makes it an attractive area in which to find long-term investments. Conversely, as explained above, the fund maintains zero exposure to energy. The fund also holds underweight exposure to consumer discretionary, given the intensity of the mounting squeeze on incomes and likely headwinds for the consumer owing to rising borrowing costs and inflation. Industrials represents another area of relatively underweight exposure, due to the sector’s vulnerability to deteriorating credit availability. Among industrials, we continue to focus on high-quality companies with pricing power and secular tailwinds trading at reasonable valuations, characteristics we believe will grow even more important moving forward.
May 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — The S&P 500
®
Index is widely regarded as the best single gauge of large-cap U.S. equities.
The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.
Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
“Standard & Poor’s
®
,” “S&P
®
,” “Standard & Poor’s
®
500,” and “S&P 500
®
” are registered trademarks of Standard
& Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Environmental, social and governance (ESG) managers may take into consideration factors beyond traditional financial information to select securities, which could result in relative investment performance deviating from other strategies or broad market benchmarks, depending on whether such sectors or investments are in or out of favor in the market. Further, ESG strategies may rely on certain values-based criteria to eliminate exposures found in similar strategies or broad market benchmarks, which could also result in relative investment performance deviating.
Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
6
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended April 30, 2023
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2023. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,059.00 1,021.97 2.91 2.86 0.57

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)
7
Description Shares Value ($)
Common Stocks – 97.0%
Banks – 3.0%
JPMorgan Chase & Co. 1,801 248,970
Capital Goods – 3.8%
Ingersoll Rand, Inc. 2,847 162,336
Trane Technologies PLC 839 155,895
318,231
Consumer Discretionary Distribution – 4.4%
Amazon.com, Inc.
(a)
3,503 369,391
Consumer Durables & Apparel – 3.0%
NIKE, Inc., Class B 1,963 248,751
Consumer Staples Distribution – 2.6%
Costco Wholesale Corp. 441 221,920
Financial Services – 5.6%
Goldman Sachs Group, Inc. (The) 566 194,387
Mastercard, Inc., Class A 735 279,322
473,709
Food, Beverage & Tobacco – 4.6%
Darling Ingredients, Inc.
(a)
2,188 130,339
PepsiCo, Inc. 1,345 256,747
387,086
Health Care Equipment & Services – 6.7%
Boston Scientific Corp.
(a)
3,933 204,988
Cooper Cos., Inc. (The) 481 183,478
Edwards Lifesciences Corp.
(a)
1,986 174,728
563,194
Insurance – 4.4%
Chubb Ltd. 858 172,939
Progressive Corp. (The) 1,446 197,234
370,173
Materials – 3.8%
Albemarle Corp. 656 121,662
CF Industries Holdings, Inc. 1,349 96,562
Ecolab, Inc. 623 104,564
322,788
Media & Entertainment – 4.2%
Alphabet, Inc., Class A
(a)
3,299 354,115
Pharmaceuticals, Biotechnology & Life Sciences – 9.8%
AbbVie, Inc. 1,470 222,146
Danaher Corp. 892 211,324
Eli Lilly & Co. 660 261,268

STATEMENT OF INVESTMENTS
(continued)
8
Description Shares Value ($)
Common Stocks – 97.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 9.8% (continued)
Merck & Co., Inc. 1,089 125,747
820,485
Semiconductors & Semiconductor Equipment – 6.5%
Applied Materials, Inc. 794 89,746
NVIDIA Corp. 649 180,091
SolarEdge Technologies, Inc.
(a)
401 114,537
Texas Instruments, Inc. 994 166,197
550,571
Software & Services – 17.8%
Accenture PLC, Class A 736 206,293
ANSYS, Inc.
(a)
264 82,875
Intuit, Inc. 547 242,841
Microsoft Corp. 2,055 631,419
Roper Technologies, Inc. 374 170,088
Salesforce, Inc.
(a)
809 160,481
1,493,997
Technology Hardware & Equipment – 9.0%
Apple, Inc. 3,686 625,441
TE Connectivity Ltd. 1,101 134,729
760,170
Telecommunication Services – 2.1%
Verizon Communications, Inc. 4,475 173,764
Transportation – 1.6%
Norfolk Southern Corp. 676 137,248
Utilities – 4.1%
CMS Energy Corp. 2,467 153,596
NextEra Energy, Inc. 2,440 186,977
340,573
Total Common Stocks (cost $8,993,213) 8,155,136
Investment Companies – 2.7%
Registered Investment Companies – 2.7%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 4.81%
(b)(c)
(cost $224,511) 224,511 224,511
Total Investments (cost $9,217,724) 99.7% 8,379,647
Cash and Receivables (Net) 0.3% 26,907
Net Assets 100.0% 8,406,554
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of April 30, 2023.

9
See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:
Description
Value
10/31/22 Purchases ($)
1
Sales ($)
Value
4/30/23
Dividends/
Distributions ($)
Investment Companies – 2.7%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 212,002 411,603 (399,094) 224,511 4,624
Total – 2.7% 212,002 411,603 (399,094) 224,511 4,624
1
Includes reinvested dividends/distributions.
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 33.3
Health Care 16.5
Financials 13.0
Consumer Discretionary 7.4
Consumer Staples 7.2
Communication Services 6.3
Industrials 5.4
Utilities 4.1
Materials 3.8
Registered Investment Companies 2.7
99.7
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2023 (Unaudited)
10
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 8,993,213 8,155,136
Affiliated issuers 224,511 224,511
Receivable for investment securities sold 123,259
Dividends receivable 8,845
Tax reclaim receivable—Note 2(b) 206
8,511,95 7
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 2, 71 6
Payable for investment securities purchased 102,687
105,40 3
Net Assets ($) 8,406,554
Composition of Net Assets ($):
Paid-in capital 10,000,050
Total distributable earnings (loss) (1,593,496)
Net Assets ($) 8,406,554
Shares outstanding no par value (unlimited shares
authorized): 200,001
Net asset value per share 42.03
Market price per share 42.00

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)
11
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers 54,807
Affiliated issuers 4,624
Total Income 59,431
Expenses:
Management fee—Note 3(a) 24,138
Total Expenses 24,138
Less—reduction in fees du e pursuant to undertaking—Note 3(a) (1,363)
Net Expenses 22,775
Net Investment Income 36,656
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (451,495)
Net change in unrealized appreciation (depreciation) on investments 881,353
Net Realized and Unrealized Gain (Loss) on Investments 429,858
Net Increase (Decrease) in Net Assets Resulting from Operations 466,514

STATEMENT OF CHANGES IN NET ASSETS
12
See Notes to Financial Statements
Six Months Ended
April 30, 2023
(Unaudited)
For the Period from
December 15,
2021
(a)
to October
31, 2022
Operations ($):
Net investment income 36,656 55,436
Net realized gain (loss) on investments (451,495) (328,618)
Net change in unrealized appreciation (depreciation)
on investments 881,353 (1,719,430)
Net Increase (Decrease) in Net Assets Resulting
from Operations 466,514 (1,992,612)
Distributions ($):
Distributions to shareholders (67,044) (354)
Beneficial Interest Transactions ($):
Proceeds from shares sold — 10,000,050
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions — 10,000,050
Total Increase (Decrease) in Net Assets 399,470 8,007,084
Net Assets ($):
Beginning of Period 8,007,084 —
End of Period 8,406,554 8,007,084
Changes in Shares Outstanding:
Shares sold — 200,001
Net Increase (Decrease) in Shares Outstanding — 200,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
13
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
Six Months Ended
April 30, 2023
(Unaudited)
For the Period from
December 15,
2021
(a)
to October
31, 2022
Per Share Data ($):
Net asset value, beginning of period 40.04 50.00
Investment Operations:
Net investment income
(b)
0.18 0.28
Net realized and unrealized gain (loss) on
investments 2.15 (10.24)
Total from Investment Operations 2.33 (9.96)
Distributions:
Dividends from net investment income (0.34) (0.00)
(c)
Net asset value, end of period 42.03 40.04
Market price, end of period
(d)
42.00 40.03
Net Asset Value Total Return (%)
(e)
5.90 (19.93)
(f)
Market Price Total Return (%)
(e)
5.83 (19.94)
(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.60
(g)
0.60
(g)
Ratio of net expenses to average net assets 0.57
(g)
0.60
(g)
Ratio of net investment income to average net assets 0.91
(g)
0.72
(g)
Portfolio Turnover Rate
(h)
14.81 28.58
Net Assets, end of period ($ x 1,000) 8,407 8,007
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $(0.01) per share.
(d)
The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
The net asset value total return and the market price total return is calculated from fund inception.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
14
NOTE 1—Organization:
BNY Mellon Sustainable US Equity ETF (the “fund”) is a separate non-
diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of fifteen series, including the fund. The investment objective of the fund is to seek long-term capital appreciation. BNY
Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of
The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser”),
an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY
Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), an
indirect wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s

15
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

NOTES TO FINANCIAL STATEMENTS
(continued)
16
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of April 30, 2023 in valuing the fund’s investments:
Fair Value Measurements
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 8,155,136 — — 8,155,136
Investment Companies 224,511 — — 224,511
†
See Statement of Investments for additional detailed categorizations, if any.

17
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the
Adviser are defined as “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.
Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTES TO FINANCIAL STATEMENTS
(continued)
18
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.
During the period ended April 30, 2023, the fund did not incur any interest or penalties.
The tax year in the period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The fund has an unused capital loss carryover of $327,723 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2022. These short-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended
October 31, 2022 were as follows: ordinary income $354. The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.60% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended
April 30, 2023, there was no reduction in expenses pursuant to the undertaking.

19
In addition, the Adviser has contractually agreed, from March 1, 2023 through March
1, 2024 to waive receipt of a portion of its management fees in the amount of 0.10%
of the value of the fund’s average daily net assets. On or after March 1, 2024, the
Adviser may terminate this waiver agreement at any time.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.30%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $4,079, which are offset against an expense reimbursement currently in effect in the amount of $1,363.
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund.
The quarterly fees are paid by the Adviser from unitary management fees paid to the
Adviser by the funds within the Trust, including the fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
20
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended April 30,
2023, amounted to $1,180,275 and $1,245,403, respectively.
At April 30, 2023, accumulated net unrealized depreciation on investments was
$838,077, consisting of gross appreciation of $277,464 and gross depreciation of
$1,115,541.
At April 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.

21
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended April 30, 2023, the fund had no in-kind transactions.
NOTE 6—Subsequent Event:
Effective May 31, 2023, the Sub-Adviser entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC
(NIMNA), to enable NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of the Sub-Adviser and the Adviser.
NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY
Mellon Center, 201 Washington Street, Boston, MA 02108. As of March 31, 2023,
NIMNA had approximately $53 billion in assets under management. NIMNA is an indirect subsidiary of BNY Mellon.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AND SUB-INVESTMENT ADVISORY
AGREEMENTS
(Unaudited)
22
At a meeting held February 8, 2023, the Board of Trustees of the Trust (the “Board”),
all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated (i) a proposal to continue the Management Agreement (the “Agreement”) between the Trust and
BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY
Mellon Sustainable US Equity ETF (the “fund”); and (ii) a proposal to continue the sub-investment advisory agreement between the Adviser and Newton Investment
Management Limited (the “Sub-Adviser”), an affiliate of the Adviser, on behalf of the fund (the sub-investment advisory agreement collectively with the Agreement, the
“Agreements”). The Trustees also met separately to consider the Agreements. The
Trustees were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-
Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the
Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and the Sub-Adviser under each respective
Agreement, (ii) investment performance of the fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the fund, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, the Sub-Adviser and/or their affiliates, and (vi)
extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the
Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc.
(“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of other actively-managed large blend exchange traded funds (the “Performance Group”)
and with a broader group of retail and institutional large blend funds and ETFs (the
“Performance Universe”) for the one-year period ended December 31, 2022; and (ii)
comparing the fund’s contractual management fees and total expenses with the same group of funds as the Performance Group (the “Expense Group”) and, with respect to total expenses, with a broader group of actively-managed large blend exchange-
traded funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s
responsibilities for managing investment operations of each of the fund in accordance

23
with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an exchange-traded fund and considered the background and experience of the Adviser’s and the Sub-
Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the funds. The Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s best execution procedures as well as the Adviser’s and the Sub-Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser.
With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for the one-year period. The Board discussed with management the reasons for the fund’s underperformance. Representatives of the
Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the
Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds - i.e., other actively managed large blend exchange-traded funds. The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The Board noted the fund’s contractual management fee was higher than the Expense Group median and the fund’s total expenses were higher than the Expense Group median and the Expense Universe median total expenses; however, the Board further noted the limited number of funds in the Expense Group and the Expense Universe.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the
Adviser by the fund and the respective services provided by the Sub-Adviser and the
Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
24
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the funds, noting that neither the
Adviser nor each Sub-Adviser maintains soft-dollar arrangements in connection with the funds’ brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increases. The
Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The
Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable and that the continuance of the Agreements are in the best interests of the fund and its shareholders.

For More Information
2023 BNY Mellon Securities Corporation
4861SA0423
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Newton Investment Management North
America, LLC
BNY Mellon Center
201 Washington Street
Boston, MA 02108
Ticker Symbol:
BNY Mellon Sustainable US Equity ETF BKUS
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT April 30, 2023
BNY Mellon Concentrated International ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 7
Statement of Investments 8
Statement of Assets and Liabilities 11
Statement of Operations 12
Statement of Changes in Net Assets 13
Financial Highlights 14
Notes to Financial Statements 15
Information About the Renewal of the Fund’s
Management and Sub-Investment Advisory Agreements 23
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from November 1, 2022, through April 30, 2023, as provided by Fraser Fox, Jane
Henderson, Roy Leckie, Charlie Macquaker and Maxim Skorniakov, Portfolio Managers employed by the fund’s sub-adviser, Walter Scott & Partners Limited.
Market and Fund Performance Overview
For the six-month period ended April 30, 2023, the BNY Mellon Concentrated
International ETF (the “fund”) produced a net asset value total return of 27.15%.
1
In
comparison, the fund’s benchmark, the MSCI EAFE
®
Index (the “Index”), produced
a total return of 24.19% for the same period.
2
International markets gained ground during the reporting period as central bank rate hikes began to slow inflation rates, the Chinese economy reopened after the government rescinded its “zero-COVID-19” policy, and the U.S. dollar weakened relative to most international currencies. The fund outperformed the Index largely due to the fund’s lack of bank industry exposure, as well as strong individual stock selections.
The Fund’s Investment Approach
The fund seeks long-term total return. To pursue its goal, the fund normally invests primarily in equity securities of foreign companies located in developed markets, excluding the United States. The fund considers "developed markets" to be countries included in the Morgan Stanley Capital International (MSCI) Europe, Australasia and
Far East (EAFE®) Index and Canada. "Foreign companies" are companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits from businesses, investments or sales, outside the United
States. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection. The fund invests principally in common stocks, including common stocks listed on foreign exchanges. The fund may invest in equity securities of companies of any market capitalization. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in equity securities of companies in certain sectors or located in particular regions or countries.
Equities Rise as Inflation Moderates
International developed-markets equities climbed during the prior reporting period as interest-rate hikes implemented by central banks began to gain traction in the fight against rampant inflation. In October 2022, just prior to the start of the reporting period, inflation in the 20-member eurozone averaged 10.6%, its highest level since the eurozone group was established in 1999. The European Central Bank raised its fixed benchmark rate from 0.75% to 1.50% on November 2, 2022, followed by three additional increases to 3.00% as of March 22, 2023. Inflation appeared to respond, declining to 7.0% as of April 2023. While economic growth rates declined as well, they remained positive. Similar trends in the United States and elsewhere encouraged hopes that inflation might be tamed without prompting a major global recession. International

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
markets were further buoyed by the Chinese government’s decision in December 2022 to end its “zero-COVID-19” strategy, which had resulted in lockdowns that slowed
Chinese economic growth and disrupted global supply chains, with negative effects felt throughout the world’s economies. Developed-markets equities, particularly those denominated in U.S. dollars, also benefited from a weakening U.S. dollar relative to most international currencies. The U.S. dollar weakened throughout the period as U.S.
inflation moderated, and the Fed appeared to near the end of its current rate-hike cycle.
Most international equities benefited from these conditions, with all industry sectors generating positive returns. Many of the market’s strongest returns were seen among growth-oriented shares that had underperformed earlier in 2022. Conversely, energy stocks were hurt by declining commodity prices, while real estate equities lagged as interest rates continued to rise. Banking sector stocks also suffered as rising interest rates led to the failures of several prominent, U.S.-based regional banks, raising concerns among international investors and bank customers.
Stock Selections Bolster Relative Performance
As we have noted in previous reports, the fund’s sector and country exposures are a function of individual stock selections, and performance within sectors and countries is determined by those individual selections. It is also important to point out that the fund does not adopt a deliberate bias in favor of growth over value; rather we seek solely to invest the fund’s assets in quality businesses that can deliver sustainable, long-term growth based on all of a company’s fundamental aspects, including growth, profitability, return structure, balance sheet strength, sustainability credentials and valuation. That said, the fund generated its strongest returns relative to the Index in the financial sector, largely due to lack of exposure to banks and to positive selections among life insurers, including Hong Kong-based AIA Group Ltd. and UK-
based Prudential PLC. The fund also significantly outperformed in the information technology sector, led by holdings in Germany-based enterprise software company
SAP SE, Netherlands-based semiconductor equipment maker ASML Holding NV and Taiwan-based semiconductor producer Taiwan Semiconductor Manufacturing
Co. Ltd. Another top performer, Denmark-based pharmaceutical firm Novo Nordisk
A/S, benefited from increased sales of Wegovy, a recently launched weight-loss drug, and the continued success of the company’s diabetes treatment franchise. From a country perspective, the greatest contributions to the fund’s relative returns came from investments in Europe ex-UK and Japan.
On the negative side, several holdings detracted from the fund’s returns relative to the
Index. Among the most notable, shares in Canada-based international convenience store chain Alimentation Couche-Tard, Inc. posted positive returns but lagged the
Index. Switzerland-based pharmaceutical firm Roche Holding AG, which had generated strong COVID-19-related revenues faced more bearish sentiment as the pandemic

5
faded, raising the prospect of more challenging, year-over-year financial comparisons.
Shares in Switzerland-based, trade-related product testing and verification services provider SGS SA were undermined by expectations of slowing global growth in the prevailing, high-rate environment. Geographically, the fund underperformed the Index only in Canada (not included in the MSCI EAFE index) due to the underperformance of Alimentation Couche-Tard, Inc., mentioned above.
Maintaining a Consistent Investment Approach
As of the end of the period, inflation, interest rates and the prospect for slowing economic growth continue to confront international equities markets. Only time will tell if central banks can successfully control inflation while avoiding a recession.
Nevertheless, we continue to believe that over time, and looking through periods of volatility, share prices will reflect the earnings generated by companies. In our opinion, short-term volatility highlights the importance of investing in high-quality companies that operate substantially above breakeven levels with leading, entrenched, and defendable market positions, pricing power, good cash generation and strong balance sheets. Accordingly, we remain sharply focused on the long-term prospects of the individual companies in which the fund invests. As a result of the fund’s individual stock selections, as of April 30, 2023, the fund holds materially overweight exposure relative to the Index to the information technology, health care and consumer staples sectors, and significantly underweight exposure to financials and communications services.
May 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost
2
Source: Lipper Inc. — The MSCI EAFE
®
Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
6
liquidity. These risks generally are greater with emerging-market countries. Diversification cannot assure a profit or protect against loss.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
7
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended April 30, 2023
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2023. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,271.50 1,020.83 4.51 4.01 0.80

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)
8
Description Shares Value ($)
Common Stocks – 98.2%
Australia – 3.3%
CSL Ltd. 12,640 2,514,016
Canada – 5.0%
Alimentation Couche-Tard, Inc. 76,001 3,793,178
Denmark – 7.8%
Coloplast A/S, Class B 17,120 2,462,527
Novo Nordisk A/S, Class B 20,698 3,441,048
5,903,575
Finland – 3.0%
Kone OYJ, Class B 40,799 2,324,255
France – 16.9%
Air Liquide SA 18,656 3,354,511
L'Oreal SA 6,240 2,975,538
LVMH Moet Hennessy Louis Vuitton SE 3,616 3,470,486
TotalEnergies SE 47,901 3,058,207
12,858,742
Germany – 8.8%
adidas AG 9,600 1,686,601
Merck KGaA 11,360 2,034,741
SAP SE 21,760 2,945,867
6,667,209
Hong Kong – 6.6%
AIA Group Ltd. 264,028 2,857,348
CLP Holdings Ltd. 288,054 2,143,071
5,000,419
Ireland – 2.9%
Experian PLC 62,024 2,190,366
Japan – 14.5%
Daikin Industries Ltd. 12,800 2,313,009
Hoya Corp. 19,200 2,002,510
Keyence Corp. 6,400 2,870,124
Shin-Etsu Chemical Co. Ltd. 80,000 2,268,267
SMC Corp. 3,200 1,591,251
11,045,161
Netherlands – 2.9%
ASML Holding NV 3,520 2,224,436
Singapore – 3.6%
CapitaLand Ascendas REIT
(a)
1,280,000 2,743,508

9
Description Shares Value ($)
Common Stocks – 98.2% (continued)
Spain – 2.7%
Amadeus IT Group SA
(b)
29,419 2,066,254
Switzerland – 9.4%
Nestle SA 21,760 2,787,890
Roche Holding AG 7,136 2,238,158
SGS SA 23,200 2,090,946
7,116,994
Taiwan – 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 24,000 2,023,200
United Kingdom – 8.2%
Compass Group PLC 140,826 3,711,350
Prudential PLC 164,444 2,503,757
6,215,107
Total Common Stocks (cost $68,935,436) 74,686,420
Investment Companies – 1.5%
Registered Investment Companies – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 4.81%
(c)(d)
(cost $1,102,989) 1,102,989 1,102,989
Total Investments (cost $70,038,425) 99.7% 75,789,409
Cash and Receivables (Net) 0.3% 199,459
Net Assets 100.0% 75,988,868
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
(a)
Investment in a real estate investment trust.
(b)
Non-income producing security.
(c)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(d)
The rate shown is the 1-day yield as of April 30, 2023.
Holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:
Description
Value
10/31/22 Purchases ($)
1
Sales ($)
Value
4/30/23
Dividends/
Distributions ($)
Investment Companies – 1.5%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 1,239,658 989,131 (1,125,800) 1,102,989 22,128
Total – 1.5% 1,239,658 989,131 (1,125,800) 1,102,989 22,128
1
Includes reinvested dividends/distributions.

STATEMENT OF INVESTMENTS
(continued)
10
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Health Care 19.3
Consumer Discretionary 14.4
Industrials 13.8
Information Technology 13.2
Consumer Staples 12.6
Materials 7.4
Financials 7.1
Energy 4.0
Real Estate 3.6
Utilities 2.8
Registered Investment Companies 1.5
99.7
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2023 (Unaudited)
11
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 68,935,436 74,686,420
Affiliated issuers 1,102,989 1,102,9 89
Cash denominated in foreign currency 51,865 51,860
Tax reclaim receivable—Note 2(b) 104,515
Dividends receivable 90,891
76,036,675
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 47,807
47,807
Net Assets ($) 75,988,868
Composition of Net Assets ($):
Paid-in capital 69,590,612
Total distributable earnings (loss) 6,398,25 6
Net Assets ($) 75,988,86 8
Shares outstanding no par value (unlimited shares
authorized): 1,600,001
Net asset value per share 47.49
Market price per share 47.71

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)
12
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $108,887 foreign taxes withheld at source):
Unaffiliated issuers 820,35 0
Affiliated issuers 22,128
Total Income 842,47 8
Expenses:
Management fee—Note 3(a) 269,019
Total Expenses 269,019
Net Investment Income 573,459
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions 136,84 1
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 14,756,672
Net Realized and Unrealized Gain (Loss) on Investments 14,893,51 3
Net Increase (Decrease) in Net Assets Resulting from Operations 15,466,972

STATEMENT OF CHANGES IN NET ASSETS
13
See Notes to Financial Statements
Six Months Ended
April 30, 2023
(Unaudited)
For the Period from
December 8, 2021
(a)
to October 31, 2022
Operations ($):
Net investment income 573,459 221,836
Net realized gain (loss) on investments 136,84 1 (4,061)
Net change in unrealized appreciation (depreciation)
on investments 14,756,672 (9,004,851)
Net Increase (Decrease) in Net Assets Resulting
from Operations 15,466,972 (8,787,076)
Distributions ($):
Distributions to shareholders (281,640) —
Beneficial Interest Transactions ($):
Proceeds from shares sold 4,522,946 65,065,947
Transaction fees—Note 5 — 1,719
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions 4,522,946 65,067,666
Total Increase (Decrease) in Net Assets 19,708,278 56,280,590
Net Assets ($):
Beginning of Period 56,280,590 —
End of Period 75,988,868 56,280,590
Changes in Shares Outstanding:
Shares sold 100,000 1,500,001
Net Increase (Decrease) in Shares Outstanding 100,000 1,500,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
14
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
Six Months Ended
April 30, 2023
(Unaudited)
For the Period from
December 8, 2021
(a)
to October 31, 2022
Per Share Data ($):
Net asset value, beginning of period 37.52 50.00
Investment Operations:
Net investment income
(b)
0.37 0.30
Net realized and unrealized gain (loss) on
investments 9.79 (12.78)
Total from Investment Operations 10.16 (12.48)
Distributions:
Dividends from net investment income (0.19) —
Transaction fees
(b)
— 0.00
(c)
Net asset value, end of period 47.49 37.52
Market price, end of period
(d)
47.71 37.12
Net Asset Value Total Return (%)
(e)
27.15 (24.96)
(f)
Market Price Total Return (%)
(e)
29.11 (25.76)
(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.80
(g)
0.80
(g)
Ratio of net investment income to average net assets 1.70
(g)
0.82
(g)
Portfolio Turnover Rate
(h)
2.11 –
Net Assets, end of period ($ x 1,000) 75,989 56,281
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
The net asset value total return and the market price total return is calculated from fund inception.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
15
NOTE 1—Organization:
BNY Mellon Concentrated International ETF (the “fund”) is a separate non-
diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of fifteen series, including the fund. The investment objective of the fund is to seek long-term total return. BNY Mellon ETF
Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-
owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the
Trust. BNY Mellon Securities Corporation (the “Distributor”), an indirect wholly-
owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s

NOTES TO FINANCIAL STATEMENTS
(continued)
16
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

17
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of April 30, 2023 in valuing the fund’s investments:
Fair Value Measurements
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 74,686,420 — — 74,686,420
Investment Companies 1,102,989 — — 1,102,989
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(continued)
18
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser are defined as “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country,

19
region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.
Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTES TO FINANCIAL STATEMENTS
(continued)
20
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.
During the period ended April 30, 2023, the fund did not incur any interest or penalties.
The tax year in the period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund had no tax character of distributions paid to shareholders during the fiscal year ended October 31, 2022. The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.80% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended
April 30, 2023, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser

21
to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.40%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $47,807.
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund.
The quarterly fees are paid by the Adviser from unitary management fees paid to the
Adviser by the funds within the Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended April 30,
2023, amounted to $2,046,114 and $1,407,480, respectively.
At April 30, 2023, accumulated net unrealized appreciation on investments was
$5,750,984, consisting of gross appreciation of $7,746,744 and gross depreciation of
$1,995,760.
At April 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES TO FINANCIAL STATEMENTS
(continued)
22
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended April
30, 2023, the fund had in-kind transactions associated with creations of $4,145,585 and redemptions of $0.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AND SUB- INVESTMENT ADVISORY
AGREEMENTS
(Unaudited)
23
At a meeting held February 8, 2023, the Board of Trustees of the Trust (the “Board”),
all the members of which are not “interested persons” of the Trust as defined in the
Investment Company Act of 1940, as amended, evaluated (i) a proposal to continue the
Management Agreement (the “Agreement”) between the Trust and BNY Mellon ETF
Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon Concentrated
International ETF (the “fund”); and (ii) a proposal to continue the sub-investment advisory agreement between the Adviser and Walter Scott & Partners Limited (the
“Sub-Adviser”), an affiliate of the Adviser, on behalf of the fund (the sub-investment advisory agreement collectively with the Agreement, the “Agreements”). The Trustees also met separately to consider the Agreements. The Trustees were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-
Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the
Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and the Sub-Adviser under each respective
Agreement, (ii) investment performance of the fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the fund, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, the Sub-Adviser and/or their affiliates, and (vi)
extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the
Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc.
(“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of other actively-managed foreign large growth exchange traded funds (“ETFs”) (the
“Performance Group”) and with a broader group of retail and institutional foreign large growth funds and ETFs (the “Performance Universe”) for the one-year period ended December 31, 2022; and (ii) comparing the fund’s contractual management fees and total expenses with a group of actively-managed foreign large blend ETFs and one other actively-managed foreign large growth ETF (the “Expense Group”) and, with respect to total expenses, with a broader group of actively-managed foreign large growth and foreign large blend ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the
Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB- INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
24
at the meeting. The Board reviewed the Agreements and the Adviser’s and the Sub-
Adviser’s responsibilities for managing investment operations of each of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements.
The Board appreciated the nature of the fund as an exchange-traded fund and considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the funds. The Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s best execution procedures as well as the Adviser’s and the Sub-Adviser’s overall investment management business.
The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser. With respect to the Sub-
Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund's total return performance was above the Performance Group and Performance Universe medians for the one-year period. Representatives of the
Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the
Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds - i.e., other actively-managed foreign large blend ETFs and one other foreign large growth ETF. The Board explored with management the differences between the fund’s fee and fees paid by similar funds.
The Board noted the fund's contractual management fee was higher than the Expense
Group median and the fund's total expenses were higher than the Expense Group median and the Expense Universe median total expenses; however, the Board further noted the limited number of funds in the Expense Group and the Expense Universe.

25
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the
Adviser by the fund and the respective services provided by the Sub-Adviser and the
Adviser. The Board also took into consideration that the Sub-Adviser's fee is paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the funds, noting that neither the
Adviser nor each Sub-Adviser maintains soft-dollar arrangements in connection with the funds’ brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increases. The
Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The
Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable and that the continuance of the Agreements are in the best interests of the fund and its shareholders.

For More Information
2023 BNY Mellon Securities Corporation
4864SA0423
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Walter Scott & Partners Limited
One Charlotte Square
Edinburgh, Scotland, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Concentrated International ETF BKCI

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT April 30, 2023
BNY Mellon Global Infrastructure Income ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 7
Statement of Investments 8
Statement of Assets and Liabilities 10
Statement of Operations 11
Statement of Changes in Net Assets 12
Financial Highlights 13
Notes to Financial Statements 14
Information About the Approval of the Fund’s Management
and Sub-Investment Advisory Agreements 23
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from November 2, 2022, the fund’s inception, through April 30, 2023, as provided by James A. Lydotes and Brock Campbell, Portfolio Managers employed by the fund’s sub-adviser,
Newton Investment Management North America, LLC.
Market and Fund Performance Overview
For the period from November 2, 2022, the fund’s inception, through April 30, 2023, the BNY Mellon Global Infrastructure Income ETF (the “fund”) produced a net asset value total return of 17.22%.
1
In comparison, the fund’s benchmark, the S&P Global
Infrastructure NR Index (the “Index”), produced a total return of 12.27% for the same period.
2
Equities gained ground during the reporting period as inflationary pressures eased, the
U.S. Federal Reserve (the “Fed”) reduced the pace of interest-rate hikes, and economic growth remained positive. The fund outperformed the Index largely due to positions in the utilities, energy and telecommunications services sectors.
The Fund’s Investment Approach
The fund seeks long-term total return (consisting of capital growth and income).
To pursue its goal, the fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by dividend-
paying infrastructure companies.
The fund’s sub-adviser, Newton Investment Management North America, LLC
(“Newton”), an affiliate of the BNY Mellon Investment Adviser, LLC, seeks to select for the fund securities of infrastructure companies that Newton believes benefit from consistent regulatory environments (a feature more common in developed markets than emerging markets), stable cash flows driven by sustainable business models, and consistent dividend payment profiles. Newton utilizes quantitative and fundamental research to select investments by focusing on infrastructure companies that it believes possess the most favorable combination of cash flow stability, dividend payment potential and valuation metrics (such as price to earnings ratio, price to book ratio and price to cash flow ratio). Newton’s fundamental research includes evaluating key areas such as balance sheet strength, competitive landscape, stock-price valuations, liquidity and analysis of regulatory environment.
Equities Advance Despite Macroeconomic Concerns
Market sentiment proved volatile but positive during the reporting period, with hopes for continued economic growth outweighing concerns regarding persistently high levels of inflation and the impact of central bank rate hikes designed to curb inflation.
In November 2022, as the period began, U.S. inflation averaged 7.1% on an annualized basis, down from the 9.1% peak set in June 2022 but well above the target of 2% set by the Fed. On November 2, 2022, the Fed raised the benchmark federal funds rate from a range of 3.00%–3.25% to a range of 3.75%–4.00%, up from near zero eight months

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
earlier. During the reporting period, the Fed raised rates three more times, totaling an additional 1.00%, while inflation steadily eased to 5.0% as of the most currently available figures. Although U.S. economic growth and corporate profits showed signs of moderating during this time, indications generally remained positive, supported by robust consumer spending, rising wages and low levels of unemployment. These encouraging economic trends lessened concerns that rising rates might tip the economy into a sharp recession. Accordingly, while equity markets frequently dipped or spiked in response to the economic news of the day, stocks trended higher on balance, led by growth-oriented issues in the communication services and information technology sectors. The financial sector drove the overall market lower in early March as a small number of high-profile, regional bank failures in the United States raised fears of possible wider banking industry contagion and future credit constraints. However, swift action from federal authorities and major banks eased investors’ concerns, enabling markets to gain additional ground in the closing six weeks of the period.
International developed-markets equities, particularly those denominated in U.S. dollars, outperformed their U.S. counterparts, benefiting from a weakening U.S. dollar relative to most international currencies and positive, regional economic trends. Infrastructure stocks performed broadly in line with global equity markets, as transportation-
focused industrials and utilities (especially those in Europe) produced strong returns.
While the infrastructure area suffered from lack of exposure to the market-leading communication services and information technology sectors, it benefited from lack of exposure to the lagging health care and financial sectors.
Allocations and Stock Selections Bolster Relative Performance
The strongest contributor by far to the fund’s performance relative to the Index came from investments in the utility sector and from regional biases. The fund held a sizeable overweight to European utilities, which accounted for roughly 1/3 the weight of the overall fund. As a group, European utilities significantly outperformed the Index, boosting the fund’s relative performance. Underweight exposure to the lagging U.S. utilities area further enhanced relative performance. The fund’s position in the energy sector also contributed to performance over the period. While the fund did not carry a meaningfully different weighting than the Index in the sector, fund holdings (which were much more defensively positioned) delivered positive returns versus negative returns for the Index energy group. Returns also benefited from the fund’s out-of-Index holdings in the telecommunication services sector, particularly a large position in France-based Orange SA, which produced notably strong returns on reduced capital expenditures, stabilizing pricing in France and Spain and an improving free cash profile.

5
The only meaningful detractor from the fund’s relative performance during the reporting period came from an out-of-Index real estate sector holding: hospital-
focused health care REIT (real estate investment trust) Medical Properties Trust, Inc.
Medical Properties Trust, Inc. shares lost ground as the company struggled with a few key hospital operator tenants.
Maintaining a Positive Outlook on Europe and the UK
As of the end of the reporting period, we remain very positive on the outlook for international equity markets, specifically in the UK and Europe. During the prior reporting period, Russia’s invasion of Ukraine caused a spike in energy and heating costs on top of rising inflation pressures on food and other staples, leading to political calls for energy price caps throughout the UK and Europe, and casting a very long shadow over the utilities sector. Since then, the fears regarding the capping of utility earnings have proved largely unfounded. While some price caps were instituted in Europe and the UK, they were largely applied to renewable generation, and the caps were set at levels far above where the market had set prices prior to the Russia/Ukraine conflict.
More broadly, governments and regulators have acted to ensure the profitability for utility companies, as they need these businesses to continue investing in new, renewable generation to wean Europe from its dependence on Russia gas. These developments have made the sector appear much more attractive and, combined with historically low valuations and strong and supported dividend yields, led us to increase the fund’s allocation there. Profitability and sentiment have also benefited from an unusually mild winter in most of the region, easing the burden on industrial businesses and the consumer. The region has made great strides in increasing its renewable capacity and adding permanent LNG (liquid natural gas) capacity that can bring more natural gas into the region from the United States, reducing dependence on Russian supplies.
Given the improving fundamental outlook, combined with much cheaper valuation levels and higher dividend yields, we continue to believe this to be a good place to allocate the fund’s capital.
Accordingly, as of April 30, 2023, the fund maintains strongly overweight exposure to
Europe and the UK and underweight exposure to North America and the Asia/Pacific region. Just over half of the fund’s assets are currently allocated to Europe and the UK, approximately twice the weighting of the Index. Within Europe and the UK, notably overweight country allocations include France and Italy. In North America, where the fund holds significantly underweight exposure to Canada and Mexico, we have recently increased the fund’s U.S. exposure to seize some valuation opportunities. The fund now hold overweight U.S. exposure. The fund holds significantly underweight exposure to the Asia/Pacific region, reflecting our view that better value lies elsewhere.
May 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
6
results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost
2
Source: Morningstar, Inc. — The S&P Global Infrastructure NR Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries. Diversification cannot assure a profit or protect against loss.
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
7
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended April 30, 2023
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period November 3, 2022 (commencement of operations) to April 30, 2023. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by
179/365. Hypothetical expenses reflect projected activity for the full six month period for purposes of comparability and are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,172.20 1,021.57 3.46 3.26 0.65

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)
8
Description Shares Value ($)
Common Stocks – 99.0%
Belgium – 0.9%
Proximus SADP 16,183 137,842
Canada – 1.8%
Enbridge, Inc. 7,030 279,519
China – 2.2%
Jiangsu Expressway Co. Ltd., Class H 338,577 342,905
France – 20.3%
Bouygues SA 18,015 659,047
Engie SA 23,458 375,216
Orange SA 77,249 1,005,790
Veolia Environnement SA 9,869 311,995
Vinci SA 7,187 888,555
3,240,603
Germany – 2.6%
Deutsche Post AG 8,724 418,358
Italy – 11.2%
ENEL SpA 166,235 1,135,502
Italgas SpA 99,582 650,698
1,786,200
Norway – 1.8%
SFL Corp. Ltd. 30,837 280,308
Spain – 5.7%
Enagas SA 6,158 123,191
Endesa SA 23,467 526,735
Red Electrica Corp. SA 14,649 266,421
916,347
United Kingdom – 11.5%
BT Group PLC, Class A 121,914 243,384
Drax Group PLC 82,656 654,018
SSE PLC 40,479 934,776
1,832,178
United States – 41.0%
Antero Midstream Corp. 65,892 708,998
Clearway Energy, Inc., Class C 18,370 557,897
Dominion Energy, Inc. 18,751 1,071,432
Hess Midstream LP, Class A 21,114 619,485
Medical Properties Trust, Inc.
(a)
25,864 226,827
Nextera Energy Partners LP 2,526 145,270
OMEGA Healthcare Investors, Inc.
(a)
27,703 741,332
ONEOK, Inc. 16,057 1,050,289
PPL Corp. 10,009 287,459

9
See Notes to Financial Statements
Description Shares Value ($)
Common Stocks – 99.0% (continued)
United States – 41.0% (continued)
Verizon Communications, Inc. 6,092 236,552
Vistra Corp. 23,749 566,651
Williams Cos., Inc. (The) 10,652 322,330
6,534,522
Total Common Stocks (cost $14,232,382) 15,768,782
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 4.81%
(b)(c)
(cost $33,968) 33,968 33,968
Total Investments (cost $14,266,350) 99.2% 15,802,750
Cash and Receivables (Net) 0.8% 126,398
Net Assets 100.0% 15,929,148
(a)
Investment in a real estate investment trust.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of April 30, 2023.
Holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:
Description
Value
11/3 /22
1
Purchases ($)
2
Sales ($)
Value
4/30/23
Dividends/
Distributions ($)
Investment Companies – 0.2%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 1,441,234 (1,407,266) 33,968 2,574
Total – 0.2% — 1,441,234 (1,407,266) 33,968 2,574
1
Commencement of operations.
2
Includes reinvested dividends/distributions.
Portfolio Summary (Unaudited)
†
Value (%)
Utilities 47.7
Energy 20.5
Industrials 14.5
Communication Services 10.2
Real Estate 6.1
Registered Investment Companies 0.2
99.2
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2023 (Unaudited)
10
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 14,232,382 15,768,782
Affiliated issuers 33,968 33,968
Cash denominated in foreign currency 8,614 8,624
Dividends receivable 113,970
Tax reclaim receivable—Note 2(b) 11,921
15,937,265
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 8,117
8,117
Net Assets ($) 15,929,148
Composition of Net Assets ($):
Paid-in capital 14,183,215
Total distributable earnings (loss) 1,745,933
Net Assets ($) 15,929,148
Shares outstanding no par value (unlimited shares
authorized): 550,001
Net asset value per share 28.96
Market price per share 29.10

STATEMENT OF OPERATIONS
For the Period from November 3, 2022 (commencement of operations) to April 30,
2023 (Unaudited)
11
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $25,324 foreign taxes withheld at source):
Unaffiliated issuers 315,516
Affiliated issuers 2,574
Total Income 318,090
Expenses:
Management fee—Note 3(a) 37,183
Total Expenses 37,183
Net Investment Income 280,907
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions 84,002
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 1,537,014
Net Realized and Unrealized Gain (Loss) on Investments 1,621,016
Net Increase (Decrease) in Net Assets Resulting from Operations 1,901,923

STATEMENT OF CHANGES IN NET ASSETS
12
See Notes to Financial Statements
For the Period from
November 3 , 2022
(a)
to April 30, 2023
(Unaudited)
Operations ($):
Net investment income 280,907
Net realized gain (loss) on investments 84,002
Net change in unrealized appreciation (depreciation) on investments 1,537,014
Net Increase (Decrease) in Net Assets Resulting from Operations 1,901,923
Distributions ($):
Distributions to shareholders (155,990)
Beneficial Interest Transactions ($):
Proceeds from shares sold 14,182,951
Transaction fees—Note 5 264
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 14,183,215
Total Increase (Decrease) in Net Assets 15,929,148
Net Assets ($):
Beginning of Period —
End of Period 15,929,148
Changes in Shares Outstanding:
Shares sold 550,001
Net Increase (Decrease) in Shares Outstanding 550,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
13
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
November 3 , 2022
(a)
to April 30, 2023
(Unaudited)
Per Share Data ($):
Net asset value, beginning of period 25.00
Investment Operations:
Net investment income
(b)
0.66
Net realized and unrealized gain (loss) on investments 3.62
Total from Investment Operations 4.28
Distributions:
Dividends from net investment income (0.32)
Transaction fees
(b)
0.00
(c)
Net asset value, end of period 28.96
Market price, end of period
(d)
29.10
Net Asset Value Total Return (%)
(e)
17.22
(f)
Market Price Total Return (%)
(e)
17.78
(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.65
(g)
Ratio of net investment income to average net assets 4.91
(g)
Portfolio Turnover Rate
(h)
19.39
Net Assets, end of period ($ x 1,000) 15,929
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
The net asset value total return and the market price total return is calculated from fund inception.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
14
NOTE 1—Organization:
BNY Mellon Global Infrastructure Income ETF (the “fund”) is a separate non-
diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of fifteen series, including the fund. The fund had no operations until November 3, 2022 (commencement of operations), other than matters relating to its organization and registration under the Act. The investment objective of the fund is to seek long-term total return (consisting of capital growth and income). BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-
owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”),
serves as the fund’s investment adviser. Newton Investment Management North
America, LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY
Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of
New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities
Corporation (the “Distributor”), an indirect wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The

15
fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO FINANCIAL STATEMENTS
(continued)
16
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of April 30, 2023 in valuing the fund’s investments:

17
Fair Value Measurements
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser are defined as “affiliated” under the Act.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 15,768,782 — — 15,768,782
Investment Companies 33,968 — — 33,968
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(continued)
18
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Infrastructure company risk: Because the fund invests significantly in companies that are engaged in the infrastructure business, the fund is more susceptible to adverse economic, regulatory, political, legal and other changes affecting such companies.
Infrastructure companies are subject to a variety of factors that may adversely affect

19
their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption and/or legal challenges due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and
general changes in market sentiment towards infrastructure assets.  There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns.  At times, the performance of securities of companies in the infrastructure group of industries may lag the performance of other industries or the broader market as a whole. A downturn in the infrastructure group of industries could have an adverse impact on the fund.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.
Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS
(continued)
20
As of and during the period ended April 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.
During the period ended April 30, 2023, the fund did not incur any interest or penalties.
The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.65% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended
April 30, 2023, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.

21
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.325%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $8,117.
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund.
The quarterly fees are paid by the Adviser from unitary management fees paid to the
Adviser by the funds within the Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended April 30,
2023, amounted to $2,953,459 and $2,269,861, respectively.
At April 30, 2023, accumulated net unrealized appreciation on investments was
$1,536,400, consisting of gross appreciation of $1,818,775 and gross depreciation of
$282,375.
At April 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the

NOTES TO FINANCIAL STATEMENTS
(continued)
22
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended April
30, 2023, the fund had in-kind transactions associated with creations of $13,470,626 and redemptions of $0.
NOTE 6—Subsequent Event:
Effective May 31, 2023, the Sub-Adviser, entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (NIM), to enable NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of the Sub-Adviser and the Adviser. NIM is also an affiliate of the
Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V 4LA, England,
was formed in 1978 and, as of March 31, 2023, had approximately $48.7 billion in assets under management. NIM is an indirect subsidiary of BNY Mellon.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S
MANAGEMENT AND SUB-INVESTMENT ADVISORY
AGREEMENTS
(Unaudited)
23
At a meeting held August 11, 2022, the Board of Trustees of the Trust (the “Board”)
evaluated proposals to approve the Management Agreement (the “Agreement”)
between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”),
pursuant to which the Adviser will provide the BNY Mellon Global Infrastructure
Income ETF (the “fund”), which commenced operations during the period covered by this semi-annual report, with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together, the "Agreements"), between the Adviser and Newton Investment Management North America, LLC (the "Sub-
Adviser"), an affiliate of the Adviser, pursuant to which the Sub-Adviser will provide day-to-day management of the fund’s investments. The Board was advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser and Sub-Adviser under each respective Agreement, (ii)
fees charged to comparable funds, (iii) other benefits to the Adviser and Sub-Adviser, and (iv) extent to which economies of scale would be shared as the fund grows. The
Board considered the Agreements for the fund and the engagement of the Adviser and the Sub-Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser and Sub-Adviser. The Board reviewed the Agreements and the
Adviser’s anticipated responsibilities of investment advisory and administrative services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance in meeting legal and regulatory requirements. The Board considered the background and experience of the Adviser and Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
The Board appreciated the nature of the fund as an exchange-traded fund and considered the portfolio management resources, structures and practices of the
Adviser and Sub-Adviser, including those associated with monitoring and securing the fund’s compliance with its investment objective and policy and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best execution procedures and overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S
MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
24
As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of the Adviser and the
Sub-Adviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund's assets. The Board was provided with relevant composite performance information. The Board considered the reputation and experience of the Adviser and its affiliates, including the Sub-Adviser.
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., actively and passively managed global infrastructure exchange-traded funds. The Board reviewed the universe of similar exchange-traded funds for the fund based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. The Board also reviewed the estimated expense ratio for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the
Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-
Adviser's fee will be paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, Sub-Adviser or their affiliates benefited in other ways from their relationship with the fund, noting that neither the
Adviser nor Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the fund’s advisory fee rate as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that, because the fund is new, there are no economies of scale to share, but it intends to continue to monitor fees as the fund grows in size and to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals. As the fund had not yet commenced operations, the Adviser’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Adviser or Sub-Adviser.

25
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the Agreements for the fund.

For More Information
2023 BNY Mellon Securities Corporation
4865SA0423
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management North
America, LLC
BNY Mellon Center
201 Washington Street
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Newton Investment Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK
Ticker Symbol:
BNY Mellon Global Infrastructure Income ETF BKGI

Item 1. Reports to Stockholders (cont.).
(b)

Not applicable.
Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.
(b)   Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    06/22/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    06/22/2023

By (Signature and Title) *      /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    06/20/2023

* Print the name and title of each signing officer under his or her signature.